FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05583
                                   ------------

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
            -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650/312-2000
                                                    -------------

Date of fiscal year end:   12/31
                         -----------

Date of reporting period:  3/31/09
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Templeton
Variable Insurance Products Trust

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2009

CONTENTS

Franklin Flex Cap Growth Securities Fund .................................     3
Franklin Global Communications Securities Fund ...........................     6
Franklin Global Real Estate Securities Fund ..............................     9
Franklin Growth and Income Securities Fund ...............................    12
Franklin High Income Securities Fund .....................................    15
Franklin Income Securities Fund ..........................................    21
Franklin Large Cap Growth Securities Fund ................................    32
Franklin Large Cap Value Securities Fund .................................    35
Franklin Money Market Fund ...............................................    38
Franklin Rising Dividends Securities Fund ................................    40
Franklin Small Cap Value Securities Fund .................................    43
Franklin Small-Mid Cap Growth Securities Fund ............................    48
Franklin Strategic Income Securities Fund ................................    51
Franklin Templeton VIP Founding Funds Allocation Fund ....................    69
Franklin U.S. Government Fund ............................................    70
Franklin Zero Coupon Fund - 2010 .........................................    73
Mutual Discovery Securities Fund .........................................    75
Mutual Shares Securities Fund ............................................    85
Templeton Developing Markets Securities Fund .............................    94
Templeton Foreign Securities Fund ........................................   100
Templeton Global Asset Allocation Fund ...................................   104
Templeton Global Income Securities Fund ..................................   110
Templeton Growth Securities Fund .........................................   117
Notes to Statements of Investments .......................................   122

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - TEMPLETON - MUTUAL SERIES


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

      FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                SHARES         VALUE
      ----------------------------------------                                              ----------   ------------
      COMMON STOCKS 88.9%
      AUTOMOBILES & COMPONENTS 0.3%
      Johnson Controls Inc. .............................................................       60,000   $    720,000
                                                                                                         ------------
      BANKS 0.5%
      Wells Fargo & Co. .................................................................       85,000      1,210,400
                                                                                                         ------------
      CAPITAL GOODS 5.4%
      AMETEK Inc. .......................................................................       75,000      2,345,250
      Danaher Corp. .....................................................................       75,000      4,066,500
  (a) Jacobs Engineering Group Inc. .....................................................       45,000      1,739,700
      Precision Castparts Corp. .........................................................       56,000      3,354,400
  (a) SunPower Corp., A .................................................................       50,000      1,189,000
      United Technologies Corp. .........................................................       30,000      1,289,400
                                                                                                         ------------
                                                                                                           13,984,250
                                                                                                         ------------
      COMMERCIAL & PROFESSIONAL SERVICES 1.4%
  (a) Stericycle Inc. ...................................................................       75,000      3,579,750
                                                                                                         ------------
      CONSUMER SERVICES 0.7%
  (a) ITT Educational Services Inc. .....................................................       14,000      1,699,880
                                                                                                         ------------
      DIVERSIFIED FINANCIALS 1.8%
      BlackRock Inc. ....................................................................       22,000      2,860,880
      T. Rowe Price Group Inc. ..........................................................       65,000      1,875,900
                                                                                                         ------------
                                                                                                            4,736,780
                                                                                                         ------------
      ENERGY 8.2%
      Devon Energy Corp. ................................................................       55,000      2,457,950
  (a) FMC Technologies Inc. .............................................................       70,000      2,195,900
      Occidental Petroleum Corp. ........................................................       55,000      3,060,750
  (a) Petrohawk Energy Corp. ............................................................      140,000      2,692,200
      Range Resources Corp. .............................................................       75,000      3,087,000
      Schlumberger Ltd. .................................................................       60,000      2,437,200
      Smith International Inc. ..........................................................      100,000      2,148,000
      XTO Energy Inc. ...................................................................      100,000      3,062,000
                                                                                                         ------------
                                                                                                           21,141,000
                                                                                                         ------------
      FOOD & STAPLES RETAILING 1.7%
      CVS Caremark Corp. ................................................................      160,000      4,398,400
                                                                                                         ------------
      FOOD, BEVERAGE & TOBACCO 2.6%
  (a) Hansen Natural Corp. ..............................................................       75,000      2,700,000
      PepsiCo Inc. ......................................................................       80,000      4,118,400
                                                                                                         ------------
                                                                                                            6,818,400
                                                                                                         ------------
      HEALTH CARE EQUIPMENT & SERVICES 6.9%
      Baxter International Inc. .........................................................       65,000      3,329,300
      C. R. Bard Inc. ...................................................................       47,000      3,746,840
  (a) DaVita Inc. .......................................................................       38,000      1,670,100
  (a) Express Scripts Inc. ..............................................................       70,000      3,231,900
      Stryker Corp. .....................................................................       50,000      1,702,000


                     Quarterly Statements of Investments | 3

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

      FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                SHARES         VALUE
      ----------------------------------------                                              ----------   ------------
      COMMON STOCKS (CONTINUED)
      HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
  (a) Varian Medical Systems Inc. .......................................................       30,000   $    913,200
  (a) VCA Antech Inc. ...................................................................      140,000      3,157,000
                                                                                                         ------------
                                                                                                           17,750,340
                                                                                                         ------------
      HOUSEHOLD & PERSONAL PRODUCTS 3.2%
      Clorox Co. ........................................................................       65,000      3,346,200
  (a) Mead Johnson Nutrition Co., A .....................................................       45,000      1,299,150
      The Procter & Gamble Co. ..........................................................       75,000      3,531,750
                                                                                                         ------------
                                                                                                            8,177,100
                                                                                                         ------------
      INSURANCE 1.0%
      AFLAC Inc. ........................................................................       70,000      1,355,200
      Assurant Inc. .....................................................................       60,000      1,306,800
                                                                                                         ------------
                                                                                                            2,662,000
                                                                                                         ------------
      MATERIALS 4.4%
      Ecolab Inc. .......................................................................      135,000      4,688,550
      Praxair Inc. ......................................................................       98,000      6,594,420
                                                                                                         ------------
                                                                                                           11,282,970
                                                                                                         ------------
      MEDIA 0.9%
  (a) The DIRECTV Group Inc. ............................................................       65,000      1,481,350
      The Walt Disney Co. ...............................................................       50,000        908,000
                                                                                                         ------------
                                                                                                            2,389,350
                                                                                                         ------------
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9.2%
      Abbott Laboratories ...............................................................       35,000      1,669,500
  (a) Celgene Corp. .....................................................................       67,000      2,974,800
  (a) Covance Inc. ......................................................................       60,000      2,137,800
  (a) Gilead Sciences Inc. ..............................................................      138,000      6,392,160
      Johnson & Johnson .................................................................       65,000      3,419,000
      Schering-Plough Corp. .............................................................      210,000      4,945,500
  (a) Waters Corp. ......................................................................       60,000      2,217,000
                                                                                                         ------------
                                                                                                           23,755,760
                                                                                                         ------------
      RETAILING 1.8%
  (a) Amazon.com Inc. ...................................................................       37,000      2,717,280
      PetSmart Inc. .....................................................................       95,000      1,991,200
                                                                                                         ------------
                                                                                                            4,708,480
                                                                                                         ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
      Altera Corp. ......................................................................       70,000      1,228,500
  (a) Lam Research Corp. ................................................................       45,000      1,024,650
      Microchip Technology Inc. .........................................................      170,000      3,602,300
                                                                                                         ------------
                                                                                                            5,855,450
                                                                                                         ------------
      SOFTWARE & SERVICES 18.0%
      Accenture Ltd., A .................................................................      100,000      2,749,000
  (a) Activision Blizzard Inc. ..........................................................      325,000      3,399,500
  (a) Adobe Systems Inc. ................................................................      120,000      2,566,800


                     4 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

      FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                SHARES         VALUE
      ----------------------------------------                                              ----------   ------------
      COMMON STOCKS (CONTINUED)
      SOFTWARE & SERVICES (CONTINUED)
  (a) Alliance Data Systems Corp. .......................................................       40,000   $  1,478,000
  (a) Autodesk Inc. .....................................................................       70,000      1,176,700
  (a) Concur Technologies Inc. ..........................................................       70,000      1,343,300
      FactSet Research Systems Inc. .....................................................       90,000      4,499,100
  (a) Google Inc., A ....................................................................       15,500      5,394,930
      MasterCard Inc., A ................................................................       35,000      5,861,800
  (a) Nuance Communications Inc. ........................................................      185,000      2,009,100
  (a) Oracle Corp. ......................................................................      270,000      4,878,900
      Paychex Inc. ......................................................................      125,000      3,208,750
      Quality Systems Inc. ..............................................................       33,000      1,493,250
  (a) Salesforce.com Inc. ...............................................................       40,000      1,309,200
      Visa Inc., A ......................................................................       90,000      5,004,000
                                                                                                         ------------
                                                                                                           46,372,330
                                                                                                         ------------
      TECHNOLOGY HARDWARE & EQUIPMENT 12.7%
  (a) Apple Inc. ........................................................................       60,000      6,307,200
  (a) Cisco Systems Inc. ................................................................      375,000      6,288,750
  (a) FLIR Systems Inc. .................................................................      245,000      5,017,600
      Hewlett-Packard Co. ...............................................................      125,000      4,007,500
      QUALCOMM Inc. .....................................................................      190,000      7,392,900
  (a) Research In Motion Ltd. (Canada) ..................................................       40,000      1,722,800
  (a) Trimble Navigation Ltd. ...........................................................      130,000      1,986,400
                                                                                                         ------------
                                                                                                           32,723,150
                                                                                                         ------------
      TELECOMMUNICATION SERVICES 3.0%
  (a) American Tower Corp., A ...........................................................      200,000      6,086,000
  (a) NII Holdings Inc. .................................................................      102,400      1,536,000
                                                                                                         ------------
                                                                                                            7,622,000
                                                                                                         ------------
      TRANSPORTATION 2.6%
      C.H. Robinson Worldwide Inc. ......................................................       70,000      3,192,700
      Expeditors International of Washington Inc. .......................................      125,000      3,536,250
                                                                                                         ------------
                                                                                                            6,728,950
                                                                                                         ------------
      UTILITIES 0.3%
      Allegheny Energy Inc. .............................................................       36,000        834,120
                                                                                                         ------------
      TOTAL COMMON STOCKS (COST $301,609,039) ...........................................                 229,150,860
                                                                                                         ------------
      SHORT TERM INVESTMENTS (COST $27,247,658) 10.6%
      MONEY MARKET FUNDS 10.6%
  (b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.13% ..............   27,247,658     27,247,658
                                                                                                         ------------
      TOTAL INVESTMENTS (COST $328,856,697) 99.5% .......................................                 256,398,518
      OTHER ASSETS, LESS LIABILITIES 0.5% ...............................................                   1,179,290
                                                                                                         ------------
      NET ASSETS 100.0% .................................................................                $257,577,808
                                                                                                         ============

(a)  Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 5

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                                            SHARES/
       FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                                       COUNTRY        WARRANTS        VALUE
       ----------------------------------------------                                   --------------   -----------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 96.8%
       AEROSPACE & DEFENSE 0.2%
   (a) Orbital Sciences Corp. .......................................................    United States        17,889   $    212,700
                                                                                                                       ------------
       COMMUNICATIONS EQUIPMENT 21.9%
   (a) Cisco Systems Inc. ...........................................................    United States       194,800      3,266,796
(a, b) Dilithium Networks Inc., wts., 12/31/09 ......................................    United States        10,275             --
   (a) F5 Networks Inc. .............................................................    United States        67,800      1,420,410
       Harris Corp. .................................................................    United States        51,100      1,478,834
   (a) Infinera Corp. ...............................................................    United States        35,300        261,220
   (a) Juniper Networks Inc. ........................................................    United States        72,200      1,087,332
       Nokia Corp., ADR .............................................................       Finland          293,900      3,429,813
       QUALCOMM Inc. ................................................................    United States       154,600      6,015,486
   (a) Research In Motion Ltd. ......................................................       Canada            80,400      3,462,828
   (a) Riverbed Technology Inc. .....................................................    United States        88,600      1,158,888
   (a) Tandberg ASA .................................................................       Norway           190,200      2,802,299
                                                                                                                       ------------
                                                                                                                         24,383,906
                                                                                                                       ------------
       COMPUTERS & PERIPHERALS 4.1%
   (a) Apple Inc. ...................................................................    United States        44,100      4,635,792
                                                                                                                       ------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 6.4%
       AT&T Inc. ....................................................................    United States       155,117      3,908,948
       BCE Inc. .....................................................................       Canada            84,200      1,675,580
       Telenor ASA ..................................................................       Norway           149,000        852,859
       Telus Corp. ..................................................................       Canada            28,600        753,896
                                                                                                                       ------------
                                                                                                                          7,191,283
                                                                                                                       ------------
       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.9%
   (a) Dolby Laboratories Inc., A ...................................................    United States        28,200        961,902
   (a) FLIR Systems Inc. ............................................................    United States       113,800      2,330,624
                                                                                                                       ------------
                                                                                                                          3,292,526
                                                                                                                       ------------
       INTERNET & CATALOG RETAIL 1.1%
   (a) Amazon.com Inc. ..............................................................    United States        16,100      1,182,384
                                                                                                                       ------------
       INTERNET SOFTWARE & SERVICES 7.6%
   (a) Baidu Inc., ADR ..............................................................        China             4,400        777,040
   (a) Equinix Inc. .................................................................    United States        35,300      1,982,095
   (a) Google Inc., A ...............................................................    United States        10,900      3,793,854
   (a) MercadoLibre Inc. ............................................................      Argentina          34,400        638,120
   (a) Omniture Inc. ................................................................    United States        95,400      1,258,326
                                                                                                                       ------------
                                                                                                                          8,449,435
                                                                                                                       ------------
       IT SERVICES 0.9%
   (a) SAIC Inc. ....................................................................    United States        55,600      1,038,052
                                                                                                                       ------------
       MEDIA 2.6%
       News Corp., A ................................................................    United States       175,600      1,162,472
   (a) Outdoor Channel Holdings Inc. ................................................    United States        87,400        596,068
       The Walt Disney Co. ..........................................................    United States        60,840      1,104,854
                                                                                                                       ------------
                                                                                                                          2,863,394
                                                                                                                       ------------


                     6 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                            SHARES/
       FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                                       COUNTRY        WARRANTS        VALUE
       ----------------------------------------------                                   --------------   -----------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6.2%
   (a) Cavium Networks Inc. .........................................................    United States        49,700   $    573,538
   (a) FormFactor Inc. ..............................................................    United States       111,400      2,007,428
   (a) Hittite Microwave Corp. ......................................................    United States        27,300        851,760
       Maxim Integrated Products Inc. ...............................................    United States        89,400      1,180,974
   (a) Microsemi Corp. ..............................................................    United States        50,900        590,440
   (a) Microtune Inc. ...............................................................    United States       319,800        582,036
   (a) Netlogic Microsystems Inc. ...................................................    United States        41,000      1,126,680
                                                                                                                       ------------
                                                                                                                          6,912,856
                                                                                                                       ------------
       SOFTWARE 5.3%
   (a) Activision Blizzard Inc. .....................................................    United States       277,300      2,900,558
   (a) Adobe Systems Inc. ...........................................................    United States        81,000      1,732,590
   (a) Concur Technologies Inc. .....................................................    United States        37,400        717,706
   (a) UbiSoft Entertainment SA .....................................................       France            30,000        547,992
                                                                                                                       ------------
                                                                                                                          5,898,846
                                                                                                                       ------------
       WIRELESS TELECOMMUNICATION SERVICES 37.6%
       America Movil SAB de CV, L, ADR ..............................................       Mexico            74,400      2,014,752
   (a) American Tower Corp., A ......................................................    United States       187,202      5,696,557
       Cellcom Israel Ltd. ..........................................................       Israel            36,000        766,800
   (a) Centennial Communications Corp., A ...........................................    United States       578,400      4,777,584
       China Mobile (Hong Kong) Ltd., ADR ...........................................        China            45,400      1,975,808
   (a) Leap Wireless International Inc. .............................................    United States        98,000      3,417,260
   (a) MetroPCS Communications Inc. .................................................    United States       352,300      6,017,284
   (a) NII Holdings Inc. ............................................................    United States       258,600      3,879,000
       Rogers Communications Inc., B ................................................       Canada           179,100      4,126,794
   (a) SBA Communications Corp. .....................................................    United States       233,400      5,438,220
   (a) Sprint Nextel Corp. ..........................................................    United States     1,048,400      3,742,788
                                                                                                                       ------------
                                                                                                                         41,852,847
                                                                                                                       ------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $127,702,563) .......................................................                                   107,914,021
                                                                                                                       ------------
       PREFERRED STOCKS (COST $720,900) 0.4%
       COMMUNICATIONS EQUIPMENT 0.4%
(a, b) Dilithium Networks Inc., depository receipt, D, pfd., 144A, PIPES ............    United States       309,399        405,313
                                                                                                                       ------------
                                                                                                          PRINCIPAL
                                                                                                            AMOUNT
                                                                                                         -----------
       NOTES (COST $11,970) 0.0%(c)
       COMMUNICATIONS EQUIPMENT 0.0%(c)
(a, b) Dilithium Networks Inc., 11.00%, 12/31/09 ....................................    United States   $    11,970         11,970
                                                                                                                       ------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $128,435,433) .......................................................                                   108,331,304
                                                                                                                       ------------


                     Quarterly Statements of Investments | 7

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                          PRINCIPAL
       FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                                       COUNTRY         AMOUNT         VALUE
       ----------------------------------------------                                   --------------   -----------   ------------
       SHORT TERM INVESTMENTS (COST $3,089,669) 2.8%
       REPURCHASE AGREEMENTS 2.8%
   (d) Joint Repurchase Agreement, 0.132%, 4/01/09
          (Maturity Value $3,089,680) ...............................................    United States   $ 3,089,669   $  3,089,669
             Banc of America Securities LLC (Maturity Value $216,216)
             Barclays Capital Inc. (Maturity Value $216,216)
             BNP Paribas Securities Corp. (Maturity Value $864,863)
             Credit Suisse Securities (USA) LLC (Maturity Value $756,786)
             Deutsche Bank Securities Inc. (Maturity Value $603,167)
             HSBC Securities (USA) Inc. (Maturity Value $432,432)
                Collateralized by U.S. Government Agency Securities, 1.03% - 5.50%,
                   9/25/09 - 12/14/22; (e)U.S. Treasury Bills, 6/11/09 - 9/03/09; and
                      U.S. Treasury Notes, 0.875% - 4.50%, 5/15/10 - 3/31/13
                                                                                                                       ------------
       TOTAL INVESTMENTS (COST $131,525,102) 100.0% .................................                                   111,420,973
       OTHER ASSETS, LESS LIABILITIES (0.0)%(c) .....................................                                       (19,732)
                                                                                                                       ------------
       NET ASSETS 100.0% ............................................................                                  $111,401,241
                                                                                                                       ============

See Abbreviations on page 147.

(a)  Non-income producing.

(b)  See Note 6 regarding restricted and illiquid securities.

(c)  Rounds to less than 0.1% of net assets.

(d) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2009, all repurchase agreements had been entered into on that date.

(e)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                     8 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

       FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND                                          COUNTRY         SHARES         VALUE
       -------------------------------------------                                      --------------   -----------   ------------
       COMMON STOCKS 98.4%
       DIVERSIFIED REITS 13.8%
       British Land Co. PLC .........................................................   United Kingdom     1,605,000   $  8,301,789
       Canadian REIT ................................................................       Canada           111,500      1,767,904
       Dexus Property Group .........................................................      Australia       5,590,956      2,912,608
       GPT Group ....................................................................      Australia       4,935,573      1,491,288
       ICADE ........................................................................       France            23,250      1,645,380
       Kiwi Income Property Trust ...................................................     New Zealand      3,689,167      2,013,931
       Liberty Property Trust .......................................................    United States       174,900      3,312,606
       Mirvac Group .................................................................      Australia       1,959,567      1,156,948
       PS Business Parks Inc. .......................................................    United States        29,000      1,068,650
       Stockland ....................................................................      Australia       2,014,526      4,323,805
       Tokyu REIT Inc. ..............................................................        Japan               360      1,904,685
       Vornado Realty Trust .........................................................    United States       179,628      5,970,835
       Wereldhave NV ................................................................     Netherlands         28,050      1,961,054
                                                                                                                       ------------
                                                                                                                         37,831,483
                                                                                                                       ------------
       INDUSTRIAL REITS 4.5%
       AMB Property Corp. ...........................................................    United States       196,200      2,825,280
       Ascendas REIT ................................................................      Singapore       1,816,000      1,456,669
       EastGroup Properties Inc. ....................................................    United States        45,200      1,268,764
       Goodman Group ................................................................      Australia       2,785,623        628,840
       Japan Logistics Fund Inc. ....................................................        Japan               228      1,388,166
       ProLogis .....................................................................    United States       417,100      2,711,150
       Segro PLC ....................................................................   United Kingdom     7,399,200      1,841,941
       Segro PLC ....................................................................   United Kingdom       616,600        201,269
                                                                                                                       ------------
                                                                                                                         12,322,079
                                                                                                                       ------------
       OFFICE REITS 16.5%
       Alexandria Real Estate Equities Inc. .........................................    United States        53,400      1,943,760
       AMP NZ Office Trust ..........................................................     New Zealand      2,696,367      1,379,960
       Befimmo Sca ..................................................................       Belgium           18,200      1,449,147
       Boston Properties Inc. .......................................................    United States       123,700      4,333,211
       CapitaCommercial Trust .......................................................      Singapore       3,047,000      1,762,951
       Champion REIT ................................................................      Hong Kong       3,788,000        904,180
       Cofinimmo ....................................................................       Belgium            7,590        808,577
       Commonwealth Property Office Fund ............................................      Australia       2,772,231      1,742,660
       Corporate Office Properties Trust ............................................    United States        64,500      1,601,535
       Digital Realty Trust Inc. ....................................................    United States        83,100      2,757,258
       Douglas Emmett Inc. ..........................................................    United States       153,500      1,134,365
       Highwoods Properties Inc. ....................................................    United States        80,000      1,713,600
       Japan Real Estate Investment Co. .............................................        Japan               852      6,503,554
       Mack-Cali Realty Corp. .......................................................    United States       143,200      2,836,792
       Nippon Building Fund Inc. ....................................................        Japan               944      8,063,651
       Nomura Real Estate Office Fund Inc. ..........................................        Japan               343      1,894,396
       ORIX JREIT Inc. ..............................................................        Japan               293      1,195,194


                     Quarterly Statements of Investments | 9

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

       FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND                                          COUNTRY         SHARES         VALUE
       -------------------------------------------                                      --------------   -----------   ------------
       COMMON STOCKS (CONTINUED)
       OFFICE REITS (CONTINUED)
       Silic ........................................................................       France            21,500   $  1,612,295
       SL Green Realty Corp. ........................................................    United States       128,100      1,383,480
                                                                                                                       ------------
                                                                                                                         45,020,566
                                                                                                                       ------------
       RESIDENTIAL REITS 8.6%
       AvalonBay Communities Inc. ...................................................    United States        75,090      3,533,736
       Boardwalk REIT ...............................................................       Canada            42,100        868,213
       Camden Property Trust ........................................................    United States        79,600      1,717,768
       Equity Lifestyle Properties Inc. .............................................    United States        82,200      3,131,820
       Equity Residential ...........................................................    United States       350,500      6,431,675
       Essex Property Trust Inc. ....................................................    United States        53,600      3,073,424
       Nippon Accommodations Fund Inc. ..............................................        Japan               365      1,466,781
       UDR Inc. .....................................................................    United States       378,970      3,262,932
                                                                                                                       ------------
                                                                                                                         23,486,349
                                                                                                                       ------------
       RETAIL REITS 41.3%
       CapitaMall Trust .............................................................      Singapore       2,966,660      2,574,701
       CFS Retail Property Trust ....................................................      Australia       3,089,763      3,498,223
       Corio NV .....................................................................     Netherlands        105,880      4,376,904
       Developers Diversified Realty Corp. ..........................................    United States       440,000        937,200
       Eurocommercial Properties NV .................................................     Netherlands         37,290      1,012,326
       Federal Realty Investment Trust ..............................................    United States        94,700      4,356,200
       Frontier Real Estate Investment Corp. ........................................        Japan               502      2,458,300
       Hammerson PLC ................................................................   United Kingdom     1,092,960      3,983,175
       Japan Retail Fund Investment Corp. ...........................................        Japan               507      1,924,798
       Kimco Realty Corp. ...........................................................    United States       287,200      2,188,464
       Klepierre ....................................................................       France           122,920      2,161,270
       Land Securities Group PLC ....................................................   United Kingdom       985,562      6,183,084
       Liberty International PLC ....................................................   United Kingdom       346,000      1,933,637
       Link REIT ....................................................................      Hong Kong       3,348,100      6,618,053
       The Macerich Co. .............................................................    United States       154,000        964,040
       Mercialys ....................................................................       France            53,420      1,545,948
       Realty Income Corp. ..........................................................    United States       150,000      2,823,000
       Regency Centers Corp. ........................................................    United States       117,300      3,116,661
       RioCan REIT ..................................................................       Canada           304,900      3,035,094
       Simon Property Group Inc. ....................................................    United States       408,592     14,153,627
       Suntec REIT ..................................................................      Singapore             900            373
       Tanger Factory Outlet Centers Inc. ...........................................    United States       135,500      4,181,530
       Taubman Centers Inc. .........................................................    United States       130,700      2,227,128
       Unibail-Rodamco ..............................................................       France           110,143     15,590,887
       Westfield Group ..............................................................      Australia       2,604,189     18,088,697
   (a) Westfield Group, 144A ........................................................      Australia         392,800      2,728,389
                                                                                                                       ------------
                                                                                                                        112,661,709
                                                                                                                       ------------
       SPECIALIZED REITS 13.7%
       HCP Inc. .....................................................................    United States       504,600      9,007,110
       Health Care REIT Inc. ........................................................    United States       132,800      4,062,352


                    10 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

       FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND                                          COUNTRY         SHARES         VALUE
       -------------------------------------------                                      --------------   -----------   ------------
       COMMON STOCKS (CONTINUED)
       SPECIALIZED REITS (CONTINUED)
       Hospitality Properties Trust .................................................    United States       175,300   $  2,103,600
       Host Hotels & Resorts Inc. ...................................................    United States       830,114      3,254,047
       Nationwide Health Properties Inc. ............................................    United States       127,500      2,829,225
       Public Storage ...............................................................    United States       187,000     10,331,750
       Ventas Inc. ..................................................................    United States       252,700      5,713,547
                                                                                                                       ------------
                                                                                                                         37,301,631
                                                                                                                       ------------
       TOTAL COMMON STOCKS (COST $441,165,711) ......................................                                   268,623,817
                                                                                                                       ------------
                                                                                                          PRINCIPAL
                                                                                                            AMOUNT
                                                                                                         -----------
       SHORT TERM INVESTMENTS (COST $4,250,284) 1.6%
       REPURCHASE AGREEMENTS 1.6%
   (b) Joint Repurchase Agreement, 0.132%, 4/01/09
          (Maturity Value $4,250,299) ...............................................    United States   $ 4,250,284      4,250,284
             Banc of America Securities LLC (Maturity Value $297,436)
             Barclays Capital Inc. (Maturity Value $297,436)
             BNP Paribas Securities Corp. (Maturity Value $1,189,744)
             Credit Suisse Securities (USA) LLC (Maturity Value $1,041,068)
             Deutsche Bank Securities Inc. (Maturity Value $829,743)
             HSBC Securities (USA) Inc. (Maturity Value $594,872)
                Collateralized by U.S. Government Agency Securities, 1.03% - 5.50%,
                   9/25/09 - 12/14/22; (c)U.S. Treasury Bills, 6/11/09 - 9/03/09; and
                      U.S. Treasury Notes, 0.875% - 4.50%, 5/15/10 - 3/31/13
                                                                                                                       ------------
       TOTAL INVESTMENTS (COST $445,415,995) 100.0% .................................                                   272,874,101
       NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD EXCHANGE
          CONTRACTS (0.4)% ..........................................................                                    (1,225,281)
       OTHER ASSETS, LESS LIABILITIES 0.4% ..........................................                                     1,273,186
                                                                                                                       ------------
       NET ASSETS 100.0% ............................................................                                  $272,922,006
                                                                                                                       ============

See Abbreviations on page 147.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the value of this security was $2,728,389, representing 1.00% of net assets.

(b) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2009, all repurchase agreements had been entered into on that date.

(c)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 11

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                           COUNTRY         SHARES         VALUE
       ------------------------------------------                                       --------------   -----------   ------------
       COMMON STOCKS 73.6%
       CONSUMER DISCRETIONARY 4.3%
       Best Buy Co. Inc. ............................................................    United States       156,100   $  5,925,556
       The Home Depot Inc. ..........................................................    United States       216,500      5,100,740
                                                                                                                       ------------
                                                                                                                         11,026,296
                                                                                                                       ------------
       CONSUMER STAPLES 7.0%
       The Coca-Cola Co. ............................................................    United States       172,500      7,581,375
       Diageo PLC, ADR ..............................................................   United Kingdom       119,700      5,356,575
       Unilever NV, N.Y. shs. .......................................................     Netherlands        260,200      5,099,920
                                                                                                                       ------------
                                                                                                                         18,037,870
                                                                                                                       ------------
       ENERGY 11.4%
       Chesapeake Energy Corp. ......................................................    United States       230,187      3,926,990
       Chevron Corp. ................................................................    United States        82,500      5,547,300
       ConocoPhillips ...............................................................    United States       147,100      5,760,436
       Exxon Mobil Corp. ............................................................    United States        74,444      5,069,637
       Halliburton Co. ..............................................................    United States       242,000      3,743,740
       Spectra Energy Corp. .........................................................    United States       372,200      5,262,908
                                                                                                                       ------------
                                                                                                                         29,311,011
                                                                                                                       ------------
       FINANCIALS 5.6%
       AFLAC Inc. ...................................................................    United States       110,800      2,145,088
       Bank of America Corp. ........................................................    United States       262,412      1,789,650
       iStar Financial Inc. .........................................................    United States       281,600        791,296
       JPMorgan Chase & Co. .........................................................    United States       130,270      3,462,576
       Marsh & McLennan Cos. Inc. ...................................................    United States       191,300      3,873,825
       Wells Fargo & Co. ............................................................    United States       176,500      2,513,360
                                                                                                                       ------------
                                                                                                                         14,575,795
                                                                                                                       ------------
       HEALTH CARE 7.6%
       Johnson & Johnson ............................................................    United States       104,700      5,507,220
       Pfizer Inc. ..................................................................    United States       358,100      4,877,322
       Roche Holding AG .............................................................     Switzerland         67,700      9,288,309
                                                                                                                       ------------
                                                                                                                         19,672,851
                                                                                                                       ------------
       INDUSTRIALS 13.2%
       3M Co. .......................................................................    United States       112,200      5,578,584
       The Boeing Co. ...............................................................    United States        99,600      3,543,768
       Caterpillar Inc. .............................................................    United States       139,100      3,889,236
       General Electric Co. .........................................................    United States       314,400      3,178,584
       J.B. Hunt Transport Services Inc. ............................................    United States       147,900      3,565,869
       Pitney Bowes Inc. ............................................................    United States       176,300      4,116,605
       United Parcel Service Inc., B ................................................    United States       106,100      5,222,242
       Waste Management Inc. ........................................................    United States       198,000      5,068,800
                                                                                                                       ------------
                                                                                                                         34,163,688
                                                                                                                       ------------
       INFORMATION TECHNOLOGY 11.7%
       Intel Corp. ..................................................................    United States       436,400      6,567,820
       International Business Machines Corp. ........................................    United States        72,900      7,063,281
       Microsoft Corp. ..............................................................    United States       390,000      7,164,300


                    12 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                           COUNTRY         SHARES         VALUE
       ------------------------------------------                                       --------------   -----------   ------------
       COMMON STOCKS (CONTINUED)
       INFORMATION TECHNOLOGY (CONTINUED)
       Nokia Corp., ADR .............................................................       Finland          279,700   $  3,264,099
       Paychex Inc. .................................................................    United States       233,800      6,001,646
                                                                                                                       ------------
                                                                                                                         30,061,146
                                                                                                                       ------------
       MATERIALS 2.4%
       Newmont Mining Corp. .........................................................    United States        76,800      3,437,568
       Weyerhaeuser Co. .............................................................    United States        97,200      2,679,804
                                                                                                                       ------------
                                                                                                                          6,117,372
                                                                                                                       ------------
       TELECOMMUNICATION SERVICES 1.9%
       AT&T Inc. ....................................................................    United States       190,997      4,813,124
                                                                                                                       ------------
       UTILITIES 8.5%
       Dominion Resources Inc. ......................................................    United States       180,600      5,596,794
       Entergy Corp. ................................................................    United States        72,573      4,941,496
       PG&E Corp. ...................................................................    United States       171,200      6,543,264
       The Southern Co. .............................................................    United States       159,400      4,880,828
                                                                                                                       ------------
                                                                                                                         21,962,382
                                                                                                                       ------------
       TOTAL COMMON STOCKS (COST $255,266,574) ......................................                                   189,741,535
                                                                                                                       ------------
       PREFERRED STOCKS (COST $8,133,100) 0.1%
       FINANCIALS 0.1%
   (a) Fannie Mae, 8.25%, pfd. ......................................................    United States       325,000        230,750
                                                                                                                       ------------
       CONVERTIBLE PREFERRED STOCKS 6.2%
       CONSUMER DISCRETIONARY 0.7%
       Autoliv Inc., 8.00%, cvt. pfd. ...............................................       Sweden            66,000      1,920,561
                                                                                                                       ------------
       FINANCIALS 2.2%
       Bank of America Corp., 7.25%, cvt. pfd., L ...................................    United States         5,100      2,164,950
       Wells Fargo & Co., 7.50%, cvt. pfd., A .......................................    United States         7,100      3,400,829
                                                                                                                       ------------
                                                                                                                          5,565,779
                                                                                                                       ------------
       HEALTH CARE 3.3%
       Schering-Plough Corp., 6.00%, cvt. pfd. ......................................    United States        39,800      8,392,825
                                                                                                                       ------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $20,073,263) ........................                                    15,879,165
                                                                                                                       ------------
                                                                                                          PRINCIPAL
                                                                                                            AMOUNT
                                                                                                         -----------
       CORPORATE BONDS 9.2%
       CONSUMER STAPLES 2.3%
       Altria Group Inc.,
          senior bond, 9.25%, 8/06/19 ...............................................    United States   $ 2,000,000      2,143,426
          senior note, 8.50%, 11/10/13 ..............................................    United States     3,500,000      3,801,000
                                                                                                                       ------------
                                                                                                                          5,944,426
                                                                                                                       ------------
       ENERGY 2.6%
       Valero Energy Corp., senior note, 9.375%, 3/15/19 ............................    United States     3,500,000      3,621,464
       Weatherford International Ltd., senior note, 9.625%, 3/01/19 .................    United States     3,000,000      3,109,872
                                                                                                                       ------------
                                                                                                                          6,731,336
                                                                                                                       ------------


                    Quarterly Statements of Investments | 13

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                          PRINCIPAL
       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                           COUNTRY         AMOUNT         VALUE
       ------------------------------------------                                       --------------   -----------   ------------
       CORPORATE BONDS (CONTINUED)
       FINANCIALS 4.3%
       American Express Credit Corp., senior note, C, 7.30%, 8/20/13 ................    United States   $ 7,000,000   $  6,506,052
   (b) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual ..................    United States     7,000,000      4,507,657
                                                                                                                       ------------
                                                                                                                         11,013,709
                                                                                                                       ------------
       TOTAL CORPORATE BONDS (COST $25,228,607) .....................................                                    23,689,471
                                                                                                                       ------------
       CONVERTIBLE BONDS 7.2%
       CONSUMER DISCRETIONARY 1.1%
       Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 ............................    United States     3,156,000      2,927,190
                                                                                                                       ------------
       HEALTH CARE 3.3%
   (c) Mylan Inc., cvt., 144A, 3.75%, 9/15/15 .......................................    United States     7,500,000      8,531,250
                                                                                                                       ------------
       INFORMATION TECHNOLOGY 2.8%
       Microchip Technology Inc., cvt., 2.125%, 12/15/37 ............................    United States    10,000,000      7,225,000
                                                                                                                       ------------
       TOTAL CONVERTIBLE BONDS (COST $17,850,281) ...................................                                    18,683,440
                                                                                                                       ------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $326,551,825) .......................................................                                   248,224,361
                                                                                                                       ------------
       SHORT TERM INVESTMENTS (COST $8,739,113) 3.4%
       REPURCHASE AGREEMENTS 3.4%
   (d) Joint Repurchase Agreement, 0.132%, 4/01/09
          (Maturity Value $8,739,145) ...............................................    United States     8,739,113      8,739,113
             Banc of America Securities LLC (Maturity Value $611,565)
             Barclays Capital Inc. (Maturity Value $611,565)
             BNP Paribas Securities Corp. (Maturity Value $2,446,261)
             Credit Suisse Securities (USA) LLC (Maturity Value $2,140,567)
             Deutsche Bank Securities Inc. (Maturity Value $1,706,056)
             HSBC Securities (USA) Inc. (Maturity Value $1,223,131)
                Collateralized by U.S. Government Agency Securities, 1.03% - 5.50%,
                   9/25/09 - 12/14/22; (e)U.S. Treasury Bills, 6/11/09 - 9/03/09; and
                   U.S. Treasury Notes, 0.875% - 4.50%, 5/15/10 - 3/31/13
                                                                                                                       ------------
       TOTAL INVESTMENTS (COST $335,290,938) 99.7% ..................................                                   256,963,474
       OTHER ASSETS, LESS LIABILITIES 0.3% ..........................................                                       864,769
                                                                                                                       ------------
       NET ASSETS 100.0% ............................................................                                  $257,828,243
                                                                                                                       ============

See Abbreviations on page 147.

(a)  Non-income producing.

(b)  Perpetual security with no stated maturity date.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the value of this security was $8,531,250, representing 3.31% of net assets.

(d) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2009, all repurchase agreements had been entered into on that date.

(e)  The security is traded on a discount basis with no stated coupon rate.

                    See Notes to Statements of Investments.


                    14 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                                          PRINCIPAL
       FRANKLIN HIGH INCOME SECURITIES FUND                                                 COUNTRY       AMOUNT(a)        VALUE
       ------------------------------------                                             --------------   -----------   ------------
   (b) SENIOR FLOATING RATE INTERESTS 2.1%
       CONSUMER SERVICES 0.2%
       OSI Restaurant Partners LLC (Outback),
          Pre-Funded Revolving Credit, 4.50%, 6/14/13 ...............................    United States   $    54,086   $     29,531
          Term Loan B, 2.813%, 6/14/14 ..............................................    United States       640,921        349,943
                                                                                                                       ------------
                                                                                                                            379,474
                                                                                                                       ------------
       MATERIALS 0.7%
       Novelis Corp., US Term Loan, 3.22%, 7/07/14 ..................................    United States     1,600,000      1,016,000
                                                                                                                       ------------
       MEDIA 0.3%
       Univision Communications Inc., Initial Term Loan, 2.768%, 9/29/14 ............    United States     1,000,000        524,375
                                                                                                                       ------------
       UTILITIES 0.9%
       Dynegy Holdings Inc.,
          Term Loan B, 2.02%, 4/02/13 ...............................................    United States       112,725         98,705
          Term L/C Facility, 2.02%, 4/02/13 .........................................    United States     1,386,133      1,213,733
                                                                                                                       ------------
                                                                                                                          1,312,438
                                                                                                                       ------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $4,334,477) .......................                                     3,232,287
                                                                                                                       ------------
       CORPORATE BONDS 84.2%
       AUTOMOBILES & COMPONENTS 2.2%
       Ford Motor Credit Co. LLC,
          7.80%, 6/01/12 ............................................................    United States     1,500,000      1,017,314
          senior note, 9.875%, 8/10/11 ..............................................    United States     2,200,000      1,666,447
   (c) TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 .......................    United States     1,700,000        714,000
                                                                                                                       ------------
                                                                                                                          3,397,761
                                                                                                                       ------------
       BANKS 0.7%
   (d) Wells Fargo Capital XV, pfd., 9.75%, Perpetual ...............................    United States     1,500,000      1,117,500
                                                                                                                       ------------
       CAPITAL GOODS 3.8%
   (c) Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15 ...............    United States     2,000,000        960,000
       Case New Holland Inc., senior note, 7.125%, 3/01/14 ..........................    United States     2,000,000      1,480,000
       L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15 ..................    United States     2,000,000      1,865,000
       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ......................    United States     2,000,000      1,630,000
                                                                                                                       ------------
                                                                                                                          5,935,000
                                                                                                                       ------------
       COMMERCIAL & PROFESSIONAL SERVICES 3.4%
       Allied Waste North America Inc., senior secured note, 6.875%, 6/01/17 ........    United States     1,800,000      1,640,472
       ARAMARK Corp., senior note, 8.50%, 2/01/15 ...................................    United States     1,800,000      1,665,000
(e, f) Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 ................    United States     1,912,374            191
       Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 .........................    United States       400,000        399,000
       JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13 ............    United States     2,000,000      1,510,000
                                                                                                                       ------------
                                                                                                                          5,214,663
                                                                                                                       ------------
       CONSUMER DURABLES & APPAREL 2.3%
       Jarden Corp., senior sub. note, 7.50%, 5/01/17 ...............................    United States     1,900,000      1,539,000
       Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 .........................    United States     1,000,000        952,500
       KB Home, senior note, 6.25%, 6/15/15 .........................................    United States     1,400,000      1,092,000
                                                                                                                       ------------
                                                                                                                          3,583,500
                                                                                                                       ------------


                    Quarterly Statements of Investments | 15

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                          PRINCIPAL
       FRANKLIN HIGH INCOME SECURITIES FUND                                                 COUNTRY       AMOUNT(a)        VALUE
       ------------------------------------                                             --------------   -----------   ------------
       CORPORATE BONDS (CONTINUED)
       CONSUMER SERVICES 4.3%
   (c) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ...............................    United States   $ 1,700,000   $      4,438
       Host Hotels & Resorts LP, senior note, M, 7.00%, 8/15/12 .....................    United States     1,700,000      1,445,000
       MGM MIRAGE, senior note,
          6.625%, 7/15/15 ...........................................................    United States     2,500,000        884,375
          6.875%, 4/01/16 ...........................................................    United States       600,000        207,000
       Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ...............    United States     2,100,000      1,858,500
       Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ....................    United States     1,800,000        837,000
       Starwood Hotels & Resorts Worldwide Inc., senior note, 6.75%, 5/15/18 ........    United States     1,500,000      1,013,117
   (f) Station Casinos Inc.,
          senior note, 6.00%, 4/01/12 ...............................................    United States       300,000         76,500
          senior note, 7.75%, 8/15/16 ...............................................    United States       800,000        188,000
          senior sub. note, 6.50%, 2/01/14 ..........................................    United States       100,000          5,500
          senior sub. note, 6.875%, 3/01/16 .........................................    United States     1,000,000         55,000
                                                                                                                       ------------
                                                                                                                          6,574,430
                                                                                                                       ------------
       DIVERSIFIED FINANCIALS 2.7%
   (c) GMAC LLC, senior note, 144A, 6.875%, 8/28/12 .................................    United States     3,049,000      2,049,629
   (d) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual ..................    United States     1,500,000        965,927
   (f) Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14 ...................    United States     2,300,000        304,750
       Merrill Lynch & Co. Inc., 6.875%, 4/25/18 ....................................    United States     1,000,000        783,800
                                                                                                                       ------------
                                                                                                                          4,104,106
                                                                                                                       ------------
       ENERGY 11.8%
       Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 .........................    United States     3,000,000      2,355,000
       Compagnie Generale de Geophysique-Veritas, senior note,
          7.50%, 5/15/15 ............................................................       France           800,000        640,000
          7.75%, 5/15/17 ............................................................       France           700,000        539,000
       El Paso Corp., senior note, 6.875%, 6/15/14 ..................................    United States     2,000,000      1,792,260
       Mariner Energy Inc., senior note, 7.50%, 4/15/13 .............................    United States     2,100,000      1,564,500
       MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14 ...................    United States     2,000,000      1,420,000
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ........................    United States       300,000        294,000
   (c) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ....................     Switzerland      2,100,000      1,564,500
       Plains Exploration & Production Co., senior note, 7.625%, 6/01/18 ............    United States     2,000,000      1,630,000
       Quicksilver Resources Inc., senior note, 8.25%, 8/01/15 ......................    United States     1,800,000      1,170,000
   (c) SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18 .....................    United States     1,700,000      1,258,000
       Tesoro Corp., senior note, 6.50%, 6/01/17 ....................................    United States     2,000,000      1,520,000
       The Williams Cos. Inc., senior note,
          7.625%, 7/15/19 ...........................................................    United States       600,000        561,969
          7.875%, 9/01/21 ...........................................................    United States     1,200,000      1,112,117
          8.75%, 3/15/32 ............................................................    United States       800,000        727,683
                                                                                                                       ------------
                                                                                                                         18,149,029
                                                                                                                       ------------
       FOOD, BEVERAGE & TOBACCO 3.7%
       Altria Group Inc., senior bond, 9.25%, 8/06/19 ...............................    United States     1,150,000      1,232,470
       Dean Foods Inc., senior note, 7.00%, 6/01/16 .................................    United States     1,600,000      1,528,000
   (c) Dole Food Co. Inc, senior note, 144A, 13.875%, 3/15/14 .......................    United States       900,000        879,750


                    16 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                          PRINCIPAL
       FRANKLIN HIGH INCOME SECURITIES FUND                                                 COUNTRY       AMOUNT(a)        VALUE
       ------------------------------------                                             --------------   -----------   ------------
       CORPORATE BONDS (CONTINUED)
       FOOD, BEVERAGE & TOBACCO (CONTINUED)
       Smithfield Foods Inc., senior note, 7.75%,
          5/15/13 ...................................................................    United States   $ 1,500,000   $  1,012,500
          7/01/17 ...................................................................    United States       300,000        187,500
   (c) Tyson Foods Inc., senior note, 144A, 10.50%, 3/01/14 .........................    United States       800,000        820,000
                                                                                                                       ------------
                                                                                                                          5,660,220
                                                                                                                       ------------
       HEALTH CARE EQUIPMENT & SERVICES 9.5%
       DaVita Inc., senior sub. note, 7.25%, 3/15/15 ................................    United States     2,000,000      1,932,500
       FMC Finance III SA, senior note, 6.875%, 7/15/17 .............................       Germany        2,200,000      2,161,500
   (c) Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15 ...................       Germany        1,000,000      1,035,000
       HCA Inc., senior secured note, 9.125%, 11/15/14 ..............................    United States     3,000,000      2,827,500
       Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 .........................    United States     2,300,000      1,840,000
(b, g) U.S. Oncology Holdings Inc., senior note, PIK, FRN, 6.904%, 3/15/12 ..........    United States     2,589,786      1,579,769
   (g) United Surgical Partners International Inc., senior sub. note, PIK,
          9.25%, 5/01/17 ............................................................    United States     2,300,000      1,598,500
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14 ........    United States     2,000,000      1,775,000
                                                                                                                       ------------
                                                                                                                         14,749,769
                                                                                                                       ------------
       MATERIALS 6.0%
       Crown Americas Inc., senior note, 7.75%, 11/15/15 ............................    United States     1,800,000      1,818,000
       Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17 ............    United States     1,700,000      1,591,742
       Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ...............    United States     1,800,000        747,000
   (c) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16 ..........   United Kingdom     2,500,000        156,250
   (c) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 .......................    United States     2,000,000        700,000
       Nalco Co., senior sub. note, 8.875%, 11/15/13 ................................    United States     1,700,000      1,640,500
       NewPage Corp., senior secured note, 10.00%, 5/01/12 ..........................    United States     1,200,000        423,000
       Owens-Illinois Inc., senior note, 7.80%, 5/15/18 .............................    United States     2,000,000      1,950,000
       Smurfit Kappa Funding PLC, senior sub. note, 7.75%, 4/01/15 ..................       Ireland          200,000        118,500
       Solo Cup Co., senior sub. note, 8.50%, 2/15/14 ...............................    United States       200,000        147,000
                                                                                                                       ------------
                                                                                                                          9,291,992
                                                                                                                       ------------
       MEDIA 10.5%
       Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ....................    United States       700,000        684,250
(e, f) Callahan Nordrhein-Westfallen, senior note, 14.00%, 7/15/10 ..................       Germany        2,750,000            275
   (f) CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 .........................       Canada         1,700,000        340,000
(f, h) CCH II LLC, senior note, 10.25%, 9/15/10 .....................................    United States     3,500,000      2,971,185
   (c) CSC Holdings Inc., senior note, 144A, 8.50%, 4/15/14 .........................    United States       500,000        495,000
       Dex Media Inc.,
          senior disc. note, 9.00%, 11/15/13 ........................................    United States       700,000         91,000
          senior note, B, 8.00%, 11/15/13 ...........................................    United States     2,300,000        299,000
       DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16 ...........................    United States     1,800,000      1,773,000
       EchoStar DBS Corp., senior note, 7.125%, 2/01/16 .............................    United States     2,200,000      1,980,000
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ..........................    United States     2,000,000      1,732,500
       Liberty Media Corp., senior note, 5.70%, 5/15/13 .............................    United States     2,000,000      1,495,246
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .......................    United States     1,500,000        787,500
       Quebecor Media Inc., senior note, 7.75%, 3/15/16 .............................       Canada         2,000,000      1,530,000


                    Quarterly Statements of Investments | 17

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                          PRINCIPAL
       FRANKLIN HIGH INCOME SECURITIES FUND                                                 COUNTRY       AMOUNT(a)        VALUE
       ------------------------------------                                             --------------   -----------   ------------
       CORPORATE BONDS (CONTINUED)
       MEDIA (CONTINUED)
       Radio One Inc., senior sub. note, 6.375%, 2/15/13 ............................    United States   $ 2,000,000   $    440,000
       Time Warner Cable Inc., senior note, 8.25%, 4/01/19 ..........................    United States     1,400,000      1,441,404
(c, g) Univision Communications Inc., senior note, 144A, PIK, 9.75%,
          3/15/15 ...................................................................    United States     1,200,000        126,000
                                                                                                                       ------------
                                                                                                                         16,186,360
                                                                                                                       ------------
       REAL ESTATE 0.6%
       Forest City Enterprises Inc., senior note,
          7.625%, 6/01/15 ...........................................................    United States     2,000,000        870,000
          6.50%, 2/01/17 ............................................................    United States       300,000        112,500
                                                                                                                       ------------
                                                                                                                            982,500
                                                                                                                       ------------
       RETAILING 1.6%
       Dollar General Corp., senior note, 10.625%, 7/15/15 ..........................    United States     1,500,000      1,503,750
       Michaels Stores Inc., senior note, 10.00%, 11/01/14 ..........................    United States     2,000,000        952,500
                                                                                                                       ------------
                                                                                                                          2,456,250
                                                                                                                       ------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
       Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 ..................    United States     1,300,000        279,500
                                                                                                                       ------------
       SOFTWARE & SERVICES 1.4%
       First Data Corp., senior note, 9.875%, 9/24/15 ...............................    United States     1,100,000        649,000
       SunGard Data Systems Inc., senior sub. note, 10.25%, 8/15/15 .................    United States     2,100,000      1,480,500
                                                                                                                       ------------
                                                                                                                          2,129,500
                                                                                                                       ------------
       TECHNOLOGY HARDWARE & EQUIPMENT 1.1%
       Celestica Inc., senior sub. note, 7.625%, 7/01/13 ............................       Canada           400,000        352,000
(c, f) Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16 .....................       Canada         1,800,000        333,000
       Sanmina-SCI Corp.,
(b, c)    senior note, 144A, FRN, 4.07%, 6/15/14 ....................................    United States     1,000,000        555,000
          senior sub. note, 6.75%, 3/01/13 ..........................................    United States     1,000,000        395,000
                                                                                                                       ------------
                                                                                                                          1,635,000
                                                                                                                       ------------
       TELECOMMUNICATION SERVICES 9.8%
       Centennial Communications Corp., senior note, 10.00%, 1/01/13 ................    United States     1,000,000      1,067,500
       Crown Castle International Corp., senior note, 9.00%, 1/15/15 ................    United States     1,700,000      1,712,750
   (c) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 .......................       Jamaica        2,000,000      1,300,000
       Inmarsat Finance PLC, senior note, 10.375%, 11/15/12 .........................   United Kingdom     1,700,000      1,751,000
   (c) Intelsat Subsidiary Holding Co. Ltd., senior note, 144A,
          8.50%, 1/15/13 ............................................................       Bermuda        2,000,000      1,895,000
          8.875%, 1/15/15 ...........................................................       Bermuda        1,000,000        932,500
       MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 .........................    United States     2,000,000      1,950,000
       Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ............     Luxembourg         600,000        589,500
       Qwest Communications International Inc., senior note, B, 7.50%,
          2/15/14 ...................................................................    United States     2,200,000      1,914,000
   (c) Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 .............        Italy         2,025,000      2,014,875
                                                                                                                       ------------
                                                                                                                         15,127,125
                                                                                                                       ------------


                    18 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                          PRINCIPAL
       FRANKLIN HIGH INCOME SECURITIES FUND                                                 COUNTRY       AMOUNT(a)        VALUE
       ------------------------------------                                             --------------   -----------   ------------
       CORPORATE BONDS (CONTINUED)
       TRANSPORTATION 0.4%
   (c) Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 ...........................   United Kingdom   $ 1,700,000   $    658,750
                                                                                                                       ------------
       UTILITIES 8.2%
       The AES Corp., senior note, 8.00%, 10/15/17 ..................................    United States     2,000,000      1,725,000
       Aquila Inc., senior note, 11.875%, 7/01/12 ...................................    United States     1,300,000      1,365,922
       Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ...........................    United States     1,000,000        682,500
       Edison Mission Energy, senior note, 7.00%, 5/15/17 ...........................    United States     1,900,000      1,396,500
   (c) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 .......................     Netherlands      1,800,000      1,638,000
       Mirant North America LLC, senior note, 7.375%, 12/31/13 ......................    United States     1,900,000      1,729,000
       NRG Energy Inc., senior note,
          7.25%, 2/01/14 ............................................................    United States       400,000        377,000
          7.375%, 2/01/16 ...........................................................    United States     2,200,000      2,051,500
       Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%,
          11/01/15 ..................................................................    United States     3,500,000      1,767,500
                                                                                                                       ------------
                                                                                                                         12,732,922
                                                                                                                       ------------
       TOTAL CORPORATE BONDS (COST $176,924,434) ....................................                                   129,965,877
                                                                                                                       ------------

                                                                                                            SHARES
                                                                                                         -----------
       PREFERRED STOCKS (COST $214,420) 0.1%
       DIVERSIFIED FINANCIALS 0.1%
   (c) Preferred Blocker Inc., 7.00%, pfd., 144A ....................................    United States           604        120,290
                                                                                                                       ------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $181,473,331) .......................................................                                   133,318,454
                                                                                                                       ------------

                                                                                                          PRINCIPAL
                                                                                                          AMOUNT(a)
                                                                                                         -----------
       SHORT TERM INVESTMENTS (COST $19,481,585) 12.6%
       REPURCHASE AGREEMENTS 12.6%
   (i) Joint Repurchase Agreement, 0.132%, 4/01/09
          (Maturity Value $19,481,656) ..............................................   United States   $19,481,585     19,481,585
             Banc of America Securities LLC (Maturity Value $1,363,326)
             Barclays Capital Inc. (Maturity Value $1,363,326)
             BNP Paribas Securities Corp. (Maturity Value $5,453,305)
             Credit Suisse Securities (USA) LLC (Maturity Value $4,771,837)
             Deutsche Bank Securities Inc. (Maturity Value $3,803,209)
             HSBC Securities (USA) Inc. (Maturity Value $2,726,653)
                Collateralized by U.S. Government Agency Securities, 1.03% - 5.50%,
                   9/25/09 - 12/14/22; (j)U.S. Treasury Bills, 6/11/09 - 9/03/09; and
                   U.S. Treasury Notes, 0.875% - 4.50%, 5/15/10 - 3/31/13
                                                                                                                       ------------
       TOTAL INVESTMENTS (COST $200,954,916) 99.0% ..................................                                   152,800,039
       OTHER ASSETS, LESS LIABILITIES 1.0% ..........................................                                     1,598,746
                                                                                                                       ------------
       NET ASSETS 100.0% ............................................................                                  $154,398,785
                                                                                                                       ============


                    Quarterly Statements of Investments | 19

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

FRANKLIN HIGH INCOME SECURITIES FUND

See Abbreviations on page 147.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the aggregate value of these securities was $20,209,982, representing 13.09% of net assets.

(d)  Perpetual security with no stated maturity date.

(e) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2009, the aggregate value of these securities was $466, representing less than 0.01% of net assets.

(f) Defaulted security or security for which income has been deemed uncollectible.

(g)  Income may be received in additional securities and/or cash.

(h)  See Note 9 regarding other considerations.

(i) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2009, all repurchase agreements had been entered into on that date.

(j)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                    20 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

          FRANKLIN INCOME SECURITIES FUND                                             COUNTRY         SHARES              VALUE
          -------------------------------                                         --------------   -----------       --------------
          COMMON STOCKS 26.4%
          CONSUMER DISCRETIONARY 0.2%
          Comcast Corp., A ....................................................    United States       675,400       $    9,212,456
                                                                                                                     --------------
          CONSUMER STAPLES 0.0%(a)
          Diageo PLC ..........................................................   United Kingdom        91,000            1,026,908
                                                                                                                     --------------
          ENERGY 2.4%
          Canadian Oil Sands Trust ............................................       Canada         2,338,950           44,988,727
          ConocoPhillips ......................................................    United States     1,200,000           46,992,000
          Spectra Energy Corp. ................................................    United States     2,243,200           31,718,848
                                                                                                                     --------------
                                                                                                                        123,699,575
                                                                                                                     --------------
          FINANCIALS 2.7%
          Bank of America Corp. ...............................................    United States     7,100,000           48,422,000
          Barclays PLC ........................................................   United Kingdom     2,000,000            4,247,008
          Duke Realty Corp. ...................................................    United States       500,000            2,750,000
          HSBC Holdings PLC ...................................................   United Kingdom     3,500,000           19,836,112
          iStar Financial Inc. ................................................    United States       968,800            2,722,328
          JPMorgan Chase & Co. ................................................    United States     1,100,000           29,238,000
          Wells Fargo & Co. ...................................................    United States     2,500,000           35,600,000
                                                                                                                     --------------
                                                                                                                        142,815,448
                                                                                                                     --------------
          HEALTH CARE 2.8%
          Merck & Co. Inc. ....................................................    United States     2,500,000           66,875,000
          Pfizer Inc. .........................................................    United States     5,700,000           77,634,000
                                                                                                                     --------------
                                                                                                                        144,509,000
                                                                                                                     --------------
          INFORMATION TECHNOLOGY 1.8%
          Intel Corp. .........................................................    United States     4,000,000           60,200,000
          Maxim Integrated Products Inc. ......................................    United States     2,500,000           33,025,000
                                                                                                                     --------------
                                                                                                                         93,225,000
                                                                                                                     --------------
          MATERIALS 1.1%
          AngloGold Ashanti Ltd., ADR .........................................    South Africa        128,177            4,711,786
          Barrick Gold Corp. ..................................................       Canada            62,200            2,016,524
          Newmont Mining Corp. ................................................    United States     1,103,900           49,410,564
                                                                                                                     --------------
                                                                                                                         56,138,874
                                                                                                                     --------------
          TELECOMMUNICATION SERVICES 1.2%
          AT&T Inc. ...........................................................    United States     2,000,000           50,400,000
          Vodafone Group PLC ..................................................   United Kingdom     5,000,000            8,806,086
                                                                                                                     --------------
                                                                                                                         59,206,086
                                                                                                                     --------------
          UTILITIES 14.2%
          AGL Resources Inc. ..................................................    United States       550,000           14,591,500
          Ameren Corp. ........................................................    United States     1,600,000           37,104,000
          American Electric Power Co. Inc. ....................................    United States       750,000           18,945,000


                    Quarterly Statements of Investments | 21

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

          FRANKLIN INCOME SECURITIES FUND                                             COUNTRY         SHARES              VALUE
          -------------------------------                                         --------------   -----------       --------------
          COMMON STOCKS (CONTINUED)
          UTILITIES (CONTINUED)
          CenterPoint Energy Inc. .............................................    United States       300,000       $    3,129,000
          Consolidated Edison Inc. ............................................    United States     1,000,000           39,610,000
          Constellation Energy Group ..........................................    United States       171,200            3,536,992
          Dominion Resources Inc. .............................................    United States     1,600,000           49,584,000
          DTE Energy Co. ......................................................    United States       260,500            7,215,850
          Duke Energy Corp. ...................................................    United States     5,000,000           71,600,000
          FirstEnergy Corp. ...................................................    United States       750,000           28,950,000
          FPL Group Inc. ......................................................    United States       800,000           40,584,000
          NiSource Inc. .......................................................    United States       600,000            5,880,000
      (b) PG&E Corp. ..........................................................    United States     2,000,000           76,440,000
          Pinnacle West Capital Corp. .........................................    United States       300,000            7,968,000
          Portland General Electric Co. .......................................    United States     1,400,000           24,626,000
          Progress Energy Inc. ................................................    United States     1,400,000           50,764,000
          Public Service Enterprise Group Inc. ................................    United States     2,500,000           73,675,000
          Sempra Energy .......................................................    United States       875,900           40,501,616
          The Southern Co. ....................................................    United States     2,100,000           64,302,000
          TECO Energy Inc. ....................................................    United States     2,500,000           27,875,000
          Xcel Energy Inc. ....................................................    United States     2,670,464           49,750,744
                                                                                                                     --------------
                                                                                                                        736,632,702
                                                                                                                     --------------
          TOTAL COMMON STOCKS (COST $1,872,883,569) ...........................                                       1,366,466,049
                                                                                                                     --------------
          CONVERTIBLE PREFERRED STOCKS 2.6%
          CONSUMER DISCRETIONARY 0.1%
          General Motors Corp., 6.25%, cvt. pfd., C ...........................    United States     1,400,000            3,556,000
                                                                                                                     --------------
          ENERGY 0.5%
      (c) Sandridge Energy Inc., 8.50%, cvt., pfd., 144A ......................    United States       270,000           26,012,556
                                                                                                                     --------------
          FINANCIALS 1.5%
          Bank of America Corp., 7.25%, cvt. pfd., L ..........................    United States        60,000           25,470,000
          Citigroup Inc., 6.50%, cvt. pfd. ....................................    United States       814,100           22,265,635
      (d) Fannie Mae, 5.375%, cvt. pfd. .......................................    United States           600              954,000
      (d) Fannie Mae, 8.75%, cvt. pfd. ........................................    United States     1,060,400            1,102,816
          Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ......................    United States       400,000            1,600,000
          Legg Mason Inc., 7.00%, cvt. pfd. ...................................    United States       375,000            6,825,000
      (d) Washington Mutual Inc., 7.75%, cvt. pfd., R .........................    United States         2,804               13,740
          Wells Fargo & Co., 7.50%, cvt. pfd., A ..............................    United States        40,000           19,159,600
                                                                                                                     --------------
                                                                                                                         77,390,791
                                                                                                                     --------------
          HEALTH CARE 0.4%
          Schering-Plough Corp., 6.00%, cvt. pfd. .............................    United States       100,000           21,087,500
                                                                                                                     --------------
          MATERIALS 0.1%
          Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd. ...............    United States        86,500            5,585,305
                                                                                                                     --------------
          TOTAL CONVERTIBLE PREFERRED STOCKS (COST $322,821,339) ..............                                         133,632,152
                                                                                                                     --------------


                    22 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

          FRANKLIN INCOME SECURITIES FUND                                             COUNTRY         SHARES              VALUE
          -------------------------------                                         --------------   -----------       --------------
          EQUITY-LINKED SECURITIES 1.0%
          CONSUMER DISCRETIONARY 0.0%(a)
          Retail Ventures Inc. into DSW Inc., 6.625% ..........................    United States        49,330       $      663,488
                                                                                                                     --------------
          ENERGY 0.3%
      (c) The Goldman Sachs Group Inc. into XTO Energy Inc.,
             9.00%, 144A ......................................................    United States       525,000           15,909,364
                                                                                                                     --------------
          MATERIALS 0.7%
      (c) The Goldman Sachs Group Inc. into Barrick Gold Corp.,
             12.5%, 144A ......................................................    United States     1,000,000           34,386,600
                                                                                                                     --------------
          TOTAL EQUITY-LINKED SECURITIES (COST $63,718,224) ...................                                          50,959,452
                                                                                                                     --------------
          PREFERRED STOCKS 0.2%
          FINANCIALS 0.2%
      (d) Fannie Mae, 6.75%, pfd. .............................................    United States       500,000              250,000
      (d) Fannie Mae, 7.625%, pfd., R .........................................    United States       800,000              584,000
      (d) Fannie Mae, 8.25%, pfd. .............................................    United States       851,500              604,565
      (d) Freddie Mac, 8.375%, pfd., Z ........................................    United States     1,549,200              712,632
      (c) Preferred Blocker Inc., 7.00%, pfd., 144A ...........................    United States        36,265            7,222,403
                                                                                                                     --------------
          TOTAL PREFERRED STOCKS (COST $105,391,575) ..........................                                           9,373,600
                                                                                                                     --------------

                                                                                                    PRINCIPAL
                                                                                                    AMOUNT(e)
                                                                                                   -----------
      (f) SENIOR FLOATING RATE INTERESTS 5.5%
          CONSUMER DISCRETIONARY 1.2%
          Clear Channel Communications Inc., Term Loan B, 4.17%,
             11/13/15 .........................................................    United States    88,500,000           33,989,576
      (g) Dex Media West LLC, Term Loan B, 6.25%, 10/24/14 ....................    United States     8,000,000            3,673,336
      (h) Idearc Inc., Term Loan A, 5.75%, 11/17/13 ...........................    United States     7,900,000            3,113,919
          Jarden Corp., Term Loan B-3, 3.72% - 4.75%, 1/24/12 .................    United States    24,562,565           22,325,627
                                                                                                                     --------------
                                                                                                                         63,102,458
                                                                                                                     --------------
          HEALTH CARE 0.5%
          Bausch and Lomb Inc.,
             Delayed Draw Term Loan, 3.768% - 4.47%, 4/28/15 ..................    United States     1,056,000              906,840
             Parent Term Loan B, 4.47%, 4/28/15 ...............................    United States     6,952,000            5,970,030
          HCA Inc.,
             Term Loan A-1, 3.22%, 11/19/12 ...................................    United States    19,647,748           17,037,054
             Term Loan B-1, 3.47%, 11/18/13 ...................................    United States     4,865,194            4,151,227
                                                                                                                     --------------
                                                                                                                         28,065,151
                                                                                                                     --------------
          INDUSTRIALS 0.9%
          Allison Transmission Inc., Term Loan B, 3.29% - 3.32%,
             8/07/14 ..........................................................    United States    29,087,533           19,424,015
          Ceva Group PLC,
             Dollar Pre-Refunded L/C Commitment, 4.22%, 8/01/12 ...............    United States     2,105,263              915,789
             EGL Term Loans, 3.521%, 8/01/12 ..................................    United States    17,581,579            7,647,987
          U.S. Investigations Services Inc., Term Loan B,
             3.977%, 2/21/15 ..................................................    United States    19,699,248           15,964,606
                                                                                                                     --------------
                                                                                                                         43,952,397
                                                                                                                     --------------


                    Quarterly Statements of Investments | 23

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                    PRINCIPAL
          FRANKLIN INCOME SECURITIES FUND                                             COUNTRY       AMOUNT(e)             VALUE
          -------------------------------                                         --------------   -----------       --------------
      (f) SENIOR FLOATING RATE INTERESTS (CONTINUED)
          INFORMATION TECHNOLOGY 1.7%
          First Data Corp.,
             Term Loan B-2, 3.268% - 3.272%, 9/24/14 ..........................    United States    54,175,000       $   36,666,344
             Term Loan B-3, 3.268% - 3.272%, 9/24/14 ..........................    United States    22,687,093           15,350,019
          Freescale Semiconductor Inc.,
             3.25%, 12/01/13 ..................................................    United States     3,323,121            1,385,326
             12.50%, 12/15/14 .................................................    United States    60,940,685           31,765,332
                                                                                                                     --------------
                                                                                                                         85,167,021
                                                                                                                     --------------
          MATERIALS 0.3%
          Novelis Corp., US Term Loan, 3.22%, 7/07/14 .........................    United States    26,652,440           16,924,299
                                                                                                                     ---------------
          UTILITIES 0.9%
          Texas Competitive Electric Holdings Co. LLC,
             Term Loan B-2, 4.018% - 4.033%, 10/10/14 .........................    United States    47,429,242           31,466,362
             Term Loan B-3, 4.018% - 4.033%, 10/10/14 .........................    United States    24,625,000           16,296,480
                                                                                                                     --------------
                                                                                                                         47,762,842
                                                                                                                     --------------
          TOTAL SENIOR FLOATING RATE INTERESTS
             (COST $444,615,028)                                                                                        284,974,168
                                                                                                                     --------------
          CORPORATE BONDS 55.4%
          CONSUMER DISCRETIONARY 14.8%
          Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ...........    United States    70,000,000           68,425,000
   (h, i) CCH I Holdings LLC, senior note,
             13.50%, 1/15/14 ..................................................    United States    60,000,000              975,000
             11.75%, 5/15/14 ..................................................    United States    63,000,000            1,023,750
   (h, i) CCH I LLC, senior secured note, 11.00%, 10/01/15 ....................    United States   113,000,000           12,712,500
   (h, i) CCH II LLC, senior note, 10.25%, 9/15/10 ............................    United States    58,400,000           49,576,344
   (h, i) CCO Holdings LLC, senior note, 8.75%, 11/15/13 ......................    United States    30,000,000           24,208,320
          Dex Media Inc.,
             senior disc. note, 9.00%, 11/15/13 ...............................    United States    35,000,000            4,550,000
             senior note, B, 8.00%, 11/15/13 ..................................    United States    25,800,000            3,354,000
          Dex Media West Finance,
             senior note, B, 8.50%, 8/15/10 ...................................    United States    42,675,000           21,550,875
             senior sub. note, 9.875%, 8/15/13 ................................    United States    51,296,000           10,387,440
          DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16 ..................    United States    25,000,000           24,625,000
          Dollar General Corp.,
             senior note, 10.625%, 7/15/15 ....................................    United States    70,000,000           70,175,000
      (j)    senior sub. note, PIK, 11.875%, 7/15/17 ..........................    United States    26,500,000           26,168,750
          EchoStar DBS Corp., senior note,
             6.375%, 10/01/11 .................................................    United States     2,750,000            2,660,625
             7.75%, 5/31/15 ...................................................    United States    25,000,000           23,125,000
             7.125%, 2/01/16 ..................................................    United States    27,500,000           24,750,000
          Ford Motor Co., 7.45%, 7/16/31 ......................................    United States    50,000,000           15,687,500


                    24 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                    PRINCIPAL
          FRANKLIN INCOME SECURITIES FUND                                             COUNTRY       AMOUNT(e)             VALUE
          -------------------------------                                         --------------   -----------       --------------
          CORPORATE BONDS (CONTINUED)
          CONSUMER DISCRETIONARY (CONTINUED)
          Ford Motor Credit Co. LLC,
             7.375%, 10/28/09 .................................................    United States   122,800,000       $  110,827,000
             7.875%, 6/15/10 ..................................................    United States    55,000,000           45,464,045
             7.375%, 2/01/11 ..................................................    United States    50,000,000           37,804,000
             senior note, 9.75%, 9/15/10 ......................................    United States    19,500,000           16,046,511
             senior note, 9.875%, 8/10/11 .....................................    United States    22,000,000           16,664,472
             senior note, 7.25%, 10/25/11 .....................................    United States    10,000,000            7,124,610
          General Motors Corp., senior deb., 8.25%, 7/15/23 ...................    United States    25,000,000            3,062,500
          Host Hotels & Resorts LP, senior note,
             6.875%, 11/01/14 .................................................    United States    15,000,000           11,625,000
             M, 7.00%, 8/15/12 ................................................    United States     3,000,000            2,550,000
             O, 6.375%, 3/15/15 ...............................................    United States    15,000,000           11,175,000
             Q, 6.75%, 6/01/16 ................................................    United States    27,000,000           19,845,000
          KB Home, senior note,
             6.375%, 8/15/11 ..................................................    United States     5,000,000            4,525,000
             5.75%, 2/01/14 ...................................................    United States     6,500,000            5,175,625
             6.25%, 6/15/15 ...................................................    United States     9,500,000            7,410,000
             7.25%, 6/15/18 ...................................................    United States    10,600,000            8,056,000
      (c) Lamar Media Corp., senior note, 144A, 9.75%, 4/01/14 ................    United States    10,300,000           10,081,125
          Liberty Media Corp., senior note, 5.70%, 5/15/13 ....................    United States    10,000,000            7,476,230
          MGM MIRAGE,
             senior note, 6.75%, 4/01/13 ......................................    United States    10,000,000            3,550,000
      (c) senior secured note, 144A, 13.00%, 11/15/13 .........................    United States    15,000,000           11,250,000
          R.H. Donnelley Corp.,
             senior disc. note, A-1, 6.875%, 1/15/13 ..........................    United States    30,000,000            1,800,000
             senior disc. note, A-2, 6.875%, 1/15/13 ..........................    United States    70,125,000            4,207,500
             senior note, 6.875%, 1/15/13 .....................................    United States    11,089,000              665,340
             senior note, 8.875%, 10/15/17 ....................................    United States    83,000,000            4,980,000
             senior note, A-3, 8.875%, 1/15/16 ................................    United States   125,000,000            7,812,500
   (c, j) Univision Communications Inc., senior note, 144A,
             PIK, 9.75%, 3/15/15 ..............................................    United States    50,000,000            5,250,000
          Visant Holding Corp., senior note, 8.75%, 12/01/13                       United States    17,000,000           15,555,000
                                                                                                                     --------------
                                                                                                                        763,937,562
                                                                                                                     --------------
          CONSUMER STAPLES 2.6%
          Altria Group Inc.,
             senior bond, 9.25%, 8/06/19 ......................................    United States    32,600,000           34,937,844
             senior note, 8.50%, 11/10/13 .....................................    United States    20,000,000           21,720,000
             senior note, 9.70%, 11/10/18 .....................................    United States    47,000,000           51,273,146
      (c) Anheuser-Busch InBev NV, senior note, 144A, 7.20%, 1/15/14 ..........    United States    15,000,000           15,740,010
      (c) Tyson Foods Inc., senior note, 144A, 10.50%, 3/01/14 ................    United States    12,000,000           12,300,000
                                                                                                                     --------------
                                                                                                                        135,971,000
                                                                                                                     --------------


                    Quarterly Statements of Investments | 25

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                    PRINCIPAL
          FRANKLIN INCOME SECURITIES FUND                                             COUNTRY       AMOUNT(e)             VALUE
          -------------------------------                                         --------------   -----------       --------------
          CORPORATE BONDS (CONTINUED)
          ENERGY 7.6%
          Callon Petroleum Co., senior note, 9.75%, 12/08/10 ..................    United States    17,500,000       $    7,087,500
          Chesapeake Energy Corp., senior note,
             7.625%, 7/15/13 ..................................................    United States    15,000,000           13,875,000
             9.50%, 2/15/15 ...................................................    United States    30,000,000           29,325,000
             6.50%, 8/15/17 ...................................................    United States    29,000,000           23,780,000
             6.25%, 1/15/18 ...................................................    United States    20,000,000           15,700,000
             7.25%, 12/15/18 ..................................................    United States    28,000,000           23,135,000
          El Paso Corp., senior note,
             12.00%, 12/12/13 .................................................    United States     3,000,000            3,210,000
             8.25%, 2/15/16 ...................................................    United States    14,000,000           13,300,000
             7.25%, 4/01/18 ...................................................    United States     9,000,000            7,695,000
             MTN, 7.75%, 1/15/32 ..............................................    United States    22,000,000           16,519,778
      (c) Forest Oil Corp., senior note, 144A, 8.50%, 2/15/14 .................    United States     8,350,000            7,786,375
          Mariner Energy Inc., senior note, 7.50%, 4/15/13 ....................    United States    10,000,000            7,450,000
          Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16 .........    United States    18,200,000           16,380,000
          OPTI Canada Inc., senior note, 7.875%, 12/15/14 .....................       Canada        13,500,000            5,973,750
      (c) Petrohawk Energy Corp., senior note, 144A,
             10.50%, 8/01/14 ..................................................    United States    20,200,000           20,200,000
             7.875%, 6/01/15 ..................................................    United States    20,700,000           18,319,500
      (c) Petroplus Finance Ltd., senior note, 144A,
             6.75%, 5/01/14 ...................................................     Switzerland      3,000,000            2,235,000
             7.00%, 5/01/17 ...................................................     Switzerland     19,000,000           13,775,000
          Pioneer Natural Resources Co.,
             6.65%, 3/15/17 ...................................................    United States     5,000,000            3,818,595
             senior bond, 6.875%, 5/01/18 .....................................    United States    18,165,000           13,444,770
          Plains Exploration & Production Co., senior note,
             7.75%, 6/15/15 ...................................................    United States    15,000,000           12,975,000
          Sabine Pass LNG LP, senior secured note,
             7.25%, 11/30/13 ..................................................    United States    10,000,000            7,100,000
             7.50%, 11/30/16 ..................................................    United States    40,000,000           27,000,000
          Sesi LLC, senior note, 6.875%, 6/01/14 ..............................    United States    18,500,000           15,077,500
          Valero Energy Corp., senior note, 9.375%, 3/15/19 ...................    United States    20,000,000           20,694,080
      (c) W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14 ................    United States    37,000,000           23,865,000
          Weatherford International Ltd.,
             senior bond, 9.875%, 3/01/39 .....................................    United States    10,000,000            9,865,970
             senior note, 9.625%, 3/01/19 .....................................    United States     5,000,000            5,183,120
      (c) The Williams Cos. Inc., senior note, 144A, 8.75%, 1/15/20 ...........    United States     9,000,000            8,970,426
                                                                                                                     --------------
                                                                                                                        393,741,364
                                                                                                                     --------------
          FINANCIALS 9.0%
          American Express Co., senior note, 7.00%, 3/19/18 ...................    United States    10,000,000            8,841,080
          American Express Credit Corp., senior note, C,
             7.30%, 8/20/13 ...................................................    United States    55,000,000           51,118,980
   (c, f) American International Group Inc., junior sub. deb.,
             144A, FRN, 8.175%, 5/15/58 .......................................    United States    24,400,000            2,079,856
      (k) Bank of America Corp., pfd., sub. bond, M, 8.125%, Perpetual ........    United States     5,000,000            2,056,700
          Duke Realty LP, senior note, 5.95%, 2/15/17 .........................    United States     1,950,000            1,168,341


                    26 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                    PRINCIPAL
          FRANKLIN INCOME SECURITIES FUND                                             COUNTRY       AMOUNT(e)             VALUE
          -------------------------------                                         --------------   -----------       --------------
          CORPORATE BONDS (CONTINUED)
          FINANCIALS (CONTINUED)
      (c) GMAC LLC, senior note, 144A,
             7.75%, 1/19/10 ...................................................    United States    65,000,000       $   55,737,500
             7.25%, 3/02/11 ...................................................    United States     7,650,000            5,666,814
             6.875%, 9/15/11 ..................................................    United States    70,000,000           49,777,700
             6.875%, 8/28/12 ..................................................    United States    10,094,000            6,785,490
             6.75%, 12/01/14 ..................................................    United States    17,220,000           10,022,384
          Goldman Sachs Group Inc., senior note, 7.50%, 2/15/19 ...............    United States    10,000,000           10,002,210
          HCP Inc., senior note, 6.70%, 1/30/18 ...............................    United States     4,100,000            2,831,180
      (i) Star Financial Inc.,
             8.625%, 6/01/13 ..................................................    United States    46,500,000           14,889,160
             senior note, 5.15%, 3/01/12 ......................................    United States    20,000,000            7,203,780
             senior note, 5.95%, 10/15/13 .....................................    United States    10,000,000            3,002,180
      (k) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual .........    United States   100,000,000           64,395,100
      (h) Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14 ..........    United States    48,300,000            6,399,750
   (c, f) Liberty Mutual Group, junior sub. note, 144A, FRN, 10.75%,
             6/15/88 ..........................................................    United States    25,000,000           12,264,125
          Merrill Lynch & Co. Inc., 6.875%, 4/25/18 ...........................    United States     5,000,000            3,919,000
          Morgan Stanley Dean Witter & Co., 5.30%, 3/01/13 ....................    United States    35,000,000           33,695,410
          Simon Property Group LP, senior note, 10.35%, 4/01/19 ...............    United States    25,000,000           24,344,175
      (k) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual ....................    United States     5,600,000            2,716,000
      (k) Wells Fargo Capital XV, pfd., 9.75%, Perpetual ......................    United States    55,000,000           40,975,000
      (c) Woodside Finance Ltd.,
             144A, 8.75%, 3/01/19 .............................................      Australia      20,000,000           19,727,660
             senior note, 144A, 8.125%, 3/01/14 ...............................      Australia      27,500,000           27,854,007
                                                                                                                     --------------
                                                                                                                        467,473,582
                                                                                                                     --------------
          HEALTH CARE 6.5%
          Community Health Systems Inc., senior sub. note, 8.875%,
             7/15/15 ..........................................................    United States    55,000,000           52,250,000
          DaVita Inc.,
             senior note, 6.625%, 3/15/13 .....................................    United States    23,825,000           23,229,375
             senior sub. note, 7.25%, 3/15/15 .................................    United States    19,500,000           18,841,875
          HCA Inc.,
             6.75%, 7/15/13 ...................................................    United States     2,000,000            1,505,000
             6.375%, 1/15/15 ..................................................    United States     5,000,000            3,300,000
             senior note, 6.50%, 2/15/16 ......................................    United States    20,000,000           13,200,000
             senior secured note, 9.25%, 11/15/16 .............................    United States    19,500,000           17,793,750
          Tenet Healthcare Corp., senior note,
             7.375%, 2/01/13 ..................................................    United States    65,000,000           52,000,000
      (c)    144A, 9.00%, 5/01/15 .............................................    United States    51,250,000           49,712,500
      (c)    144A, 10.00%, 5/01/18 ............................................    United States    46,250,000           44,978,125
      (f)    FRN, 9.25%, 2/01/15 ..............................................    United States    53,500,000           41,462,500
   (f, j) U.S. Oncology Holdings Inc., senior note, PIK, FRN, 6.904%,
             3/15/12 ..........................................................    United States    22,382,334           13,653,224
          Vanguard Health Holding Co. I LLC, senior disc. note,
             zero cpn. to 10/01/09, 11.25% thereafter, 10/01/15 ...............    United States     7,200,000            6,012,000
                                                                                                                     --------------
                                                                                                                        337,938,349
                                                                                                                     --------------


                    Quarterly Statements of Investments | 27

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                    PRINCIPAL
          FRANKLIN INCOME SECURITIES FUND                                             COUNTRY       AMOUNT(e)             VALUE
          -------------------------------                                         --------------   -----------       --------------
          CORPORATE BONDS (CONTINUED)
          INDUSTRIALS 4.5%
          Allied Waste North America Inc.,
             senior note, B, 7.375%, 4/15/14 ..................................    United States    22,500,000       $   21,340,665
             senior note, B, 7.125%, 5/15/16 ..................................    United States    20,000,000           18,675,340
             senior secured note, 6.125%, 2/15/14 .............................    United States    22,445,000           21,120,049
          Browning-Ferris Industries Inc., 7.40%, 9/15/35 .....................    United States     4,500,000            3,963,911
      (c) Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 ..................   United Kingdom    25,000,000            9,687,500
          Hertz Corp.,
             senior note, 8.875%, 1/01/14 .....................................    United States    48,000,000           29,340,000
             senior sub. note, 10.50%, 1/01/16 ................................    United States     2,500,000            1,100,000
          Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%,
             4/15/14 ..........................................................    United States     9,700,000            9,699,224
          JohnsonDiversey Holdings Inc., senior disc. note,
             10.67%, 5/15/13 ..................................................    United States    20,000,000           15,100,000
          JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ..........    United States    23,000,000           20,930,000
          Nortek Inc., senior note, 10.00%, 12/01/13 ..........................    United States    16,000,000            6,760,000
          RBS Global & Rexnord Corp.,
             senior note, 9.50%, 8/01/14 ......................................    United States    13,000,000           10,595,000
             senior sub. note, 11.75%, 8/01/16 ................................    United States    13,500,000            8,302,500
(c, f, j) Rexnord Holdings Inc., senior note, 144A, PIK, FRN, 7.511%,
             3/01/13 ..........................................................    United States    41,972,900           18,048,347
          Terex Corp., senior sub. note, 8.00%, 11/15/17 ......................    United States    45,000,000           36,675,000
                                                                                                                     --------------
                                                                                                                        231,337,536
                                                                                                                     --------------
          INFORMATION TECHNOLOGY 2.0%
          Anixter International Inc., senior note, 10.00%, 3/15/14 ............    United States     7,000,000            6,562,500
          Ceridian Corp., senior note, 11.50%, 11/15/15 .......................    United States    27,000,000           11,475,000
          First Data Corp., senior note, 9.875%, 9/24/15 ......................    United States    43,000,000           25,370,000
          Fiserv Inc., senior note, 6.80%, 11/20/17 ...........................    United States     7,000,000            6,563,263
          Flextronics International Ltd., senior sub. note,
             6.25%, 11/15/14 ..................................................      Singapore      10,000,000            8,500,000
          Freescale Semiconductor Inc., senior note, 10.125%, 12/15/16 ........    United States    18,789,000            3,475,965
          Lucent Technologies Inc., 6.45%, 3/15/29 ............................    United States     4,100,000            1,578,500
   (c, h) Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16 ............       Canada        16,800,000            3,108,000
          Sanmina-SCI Corp., senior sub. note,
             6.75%, 3/01/13 ...................................................    United States    22,000,000            8,690,000
             8.125%, 3/01/16 ..................................................    United States    18,100,000            6,425,500
          SunGard Data Systems Inc.,
             senior note, 9.125%, 8/15/13 .....................................    United States     8,100,000            7,087,500
      (c)    senior note, 144A, 10.625%, 5/15/15 ..............................    United States     7,500,000            6,600,000
             senior sub. note, 10.25%, 8/15/15 ................................    United States    14,500,000           10,222,500
                                                                                                                     --------------
                                                                                                                        105,658,728
                                                                                                                     --------------
          MATERIALS 1.3%
          Freeport-McMoRan Copper & Gold Inc.,
             senior note, 8.25%, 4/01/15 ......................................    United States     5,000,000            4,773,438
             senior note, 8.375%, 4/01/17 .....................................    United States    10,000,000            9,363,190
             senior secured note, 6.875%, 2/01/14 .............................    United States    11,500,000           11,281,385


                    28 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                    PRINCIPAL
          FRANKLIN INCOME SECURITIES FUND                                            COUNTRY        AMOUNT(e)             VALUE
          -------------------------------                                         --------------   -----------       --------------
          CORPORATE BONDS (CONTINUED)
          MATERIALS (CONTINUED)
      (c) Ineos Group Holdings PLC, senior sub. note, 144A, 7.875%,
             2/15/16 ..........................................................   United Kingdom    25,000,000 EUR   $    2,820,937
          Nalco Finance Holdings, senior note, 9.00%, 2/01/14 .................    United States    36,829,000           33,330,245
          NewPage Corp., senior secured note, 10.00%, 5/01/12 .................    United States    13,000,000            4,582,500
          Novelis Inc., senior note, 7.25%, 2/15/15 ...........................       Canada           400,000              162,000
                                                                                                                     --------------
                                                                                                                         66,313,695
                                                                                                                     --------------
          TELECOMMUNICATION SERVICES 0.6%
          Crown Castle International Corp., senior note,
             9.00%, 1/15/15 ...................................................    United States    16,600,000           16,724,500
      (c) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ..............       Jamaica       20,000,000           13,000,000
                                                                                                                     --------------
                                                                                                                         29,724,500
                                                                                                                     --------------
          UTILITIES 6.5%
          Arizona Public Service Co., senior note, 8.75%, 3/01/19 .............    United States    12,500,000           12,573,800
          Dominion Resources Inc., senior note, 8.875%, 1/15/19 ...............    United States    12,500,000           14,177,787
          Dynegy Holdings Inc., senior note,
             6.875%, 4/01/11 ..................................................    United States    53,000,000           47,435,000
             8.75%, 2/15/12 ...................................................    United States    50,985,000           44,611,875
             7.50%, 6/01/15 ...................................................    United States     8,460,000            5,816,250
             8.375%, 5/01/16 ..................................................    United States    57,500,000           39,243,750
             7.75%, 6/01/19 ...................................................    United States     3,000,000            1,965,000
          Energy Future Holdings Corp., senior note,
             10.875%, 11/01/17 ................................................    United States    37,500,000           24,375,000
             P, 5.55%, 11/15/14 ...............................................    United States    24,000,000            9,051,096
      (j)    PIK, 12.00%, 11/01/17 ............................................    United States    48,800,000           20,862,000
          Illinois Power Co., senior secured note, 9.75%, 11/15/18 ............    United States    10,000,000           10,905,860
      (c) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ..............     Netherlands      7,500,000            6,825,000
          Public Service Co. of New Mexico, senior note, 7.95%, 5/15/18 .......    United States    14,500,000           12,743,369
          Reliant Energy Inc., senior note,
             7.625%, 6/15/14 ..................................................    United States    19,500,000           15,795,000
             7.875%, 6/15/17 ..................................................    United States    17,500,000           13,912,500
          Sempra Energy, senior note, 8.90%, 11/15/13 .........................    United States    10,000,000           10,883,980
          Texas Competitive Electric Holdings Co. LLC, senior note,
             A, 10.25%, 11/01/15 ..............................................    United States    63,000,000           31,815,000
      (j)    PIK, 10.50%, 11/01/16 ............................................    United States    30,000,000           11,550,000
                                                                                                                     --------------
                                                                                                                        334,542,267
                                                                                                                     --------------
          TOTAL CORPORATE BONDS (COST $3,980,015,718) .........................                                       2,866,638,583
                                                                                                                     --------------
          CONVERTIBLE BONDS 2.1%
          CONSUMER DISCRETIONARY 0.3%
      (c) Host Marriott LP, cvt., senior deb., 144A, 3.25%, 3/15/24 ...........    United States    17,390,000           15,868,375
                                                                                                                     --------------
          FINANCIALS 1.0%
      (c) Duke Realty LP, cvt., senior note, 144A, 3.75%, 12/01/11 ............    United States    13,295,000            9,306,500
      (f) iStar Financial Inc., cvt., senior note,
             FRN, 1.935%, 10/01/12 ............................................    United States    40,000,000           11,595,320


                    Quarterly Statements of Investments | 29

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                    PRINCIPAL
          FRANKLIN INCOME SECURITIES FUND                                            COUNTRY        AMOUNT(e)             VALUE
          -------------------------------                                         --------------   -----------       --------------
          CONVERTIBLE BONDS (CONTINUED)
          FINANCIALS (CONTINUED)
          Vornado Realty Trust, cvt., senior bond,
             3.625%, 11/15/26 .................................................    United States    12,000,000       $    9,420,000
             2.85%, 4/01/27 ...................................................    United States    27,000,000           20,385,000
                                                                                                                     --------------
                                                                                                                         50,706,820
                                                                                                                     --------------
          HEALTH CARE 0.4%
      (c) Mylan Inc., cvt., 144A, 3.75%, 9/15/15 ..............................    United States    20,000,000           22,750,000
                                                                                                                     --------------
          INFORMATION TECHNOLOGY 0.4%
      (c) Advanced Micro Devices Inc., cvt., senior note, 144A, 5.75%,
             8/15/12 ..........................................................    United States    50,000,000           22,375,000
                                                                                                                     --------------
          TOTAL CONVERTIBLE BONDS (COST $155,889,115) .........................                                         111,700,195
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $6,945,334,568) ............................................                                       4,823,744,199
                                                                                                                     --------------
          SHORT TERM INVESTMENTS (COST $244,982,513) 4.7%
          REPURCHASE AGREEMENTS 4.7%
      (l) Joint Repurchase Agreement, 0.132%, 4/01/09
             (Maturity Value $244,983,409) ....................................    United States   244,982,513          244,982,513
                Banc of America Securities LLC (Maturity Value
                   $17,143,939)
                Barclays Capital Inc. (Maturity Value $17,143,939)
                BNP Paribas Securities Corp. (Maturity Value $68,575,756)
                Credit Suisse Securities (USA) LLC (Maturity Value $60,006,236)
                Deutsche Bank Securities Inc. (Maturity Value $47,825,661)
                HSBC Securities (USA) Inc. (Maturity Value $34,287,878)
                   Collateralized by U.S. Government Agency
                      Securities, 1.03% - 5.50%,
                      9/25/09 - 12/14/22; (m) U.S. Treasury Bills,
                      6/11/09 - 9/03/09; and U.S. Treasury Notes,
                      0.875% - 4.50%, 5/15/10 - 3/31/13
                                                                                                                     --------------
          TOTAL INVESTMENTS (COST $7,190,317,081) 97.9% .......................                                       5,068,726,712
          OPTIONS WRITTEN (0.0)%(a) ...........................................                                             (70,000)
          OTHER ASSETS, LESS LIABILITIES 2.1% .................................                                         109,317,076
                                                                                                                     --------------
          NET ASSETS 100.0% ...................................................                                      $5,177,973,788
                                                                                                                     ==============


                    30 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

          FRANKLIN INCOME SECURITIES FUND                                             COUNTRY       CONTRACTS             VALUE
          -------------------------------                                         --------------   -----------       --------------
          OPTIONS WRITTEN (PREMIUMS RECEIVED $112,119) 0.0%(a)
          CALL OPTIONS 0.0%(a)
          UTILITIES 0.0%(a)
          PG&E Corp., Apr. 40 Calls, 4/18/09 ..................................    United States         2,000       $       70,000
                                                                                                                     ==============

See Abbreviations on page 147.

(a)  Rounds to less than 0.1% of net assets.

(b) A portion or all of the security is held in connection with written option contracts open at period end.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the aggregate value of these securities was $648,299,179, representing 12.52% of net assets.

(d)  Non-income producing.

(e)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(f)  The coupon rate shown represents the rate at period end.

(g)  Security purchased on a delayed delivery basis.

(h) Defaulted security or security for which income has been deemed uncollectible.

(i)  See Note 9 regarding other considerations.

(j)  Income may be received in additional securities and/or cash.

(k)  Perpetual security with no stated maturity date.

(l) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2009, all repurchase agreements had been entered into on that date.

(m)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 31

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

    FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                               COUNTRY         SHARES         VALUE
    -----------------------------------------                                           --------------   -----------   ------------
    COMMON STOCKS 94.8%
    CONSUMER DISCRETIONARY 1.3%
    CBS Corp., B ....................................................................    United States       605,100   $  2,323,584
    Comcast Corp., A ................................................................    United States       154,800      2,111,472
                                                                                                                       ------------
                                                                                                                          4,435,056
                                                                                                                       ------------
    CONSUMER STAPLES 14.2%
    Altria Group Inc. ...............................................................    United States       130,000      2,082,600
    CVS Caremark Corp. ..............................................................    United States       272,800      7,499,272
    Diageo PLC, ADR .................................................................   United Kingdom        97,700      4,372,075
(a) Hansen Natural Corp. ............................................................    United States            66          2,376
    PepsiCo Inc. ....................................................................    United States        86,600      4,458,168
    Philip Morris International Inc. ................................................    United States       141,600      5,038,128
    The Procter & Gamble Co. ........................................................    United States        64,400      3,032,596
    Safeway Inc. ....................................................................    United States       167,600      3,383,844
    Wal-Mart Stores Inc. ............................................................    United States       204,400     10,649,240
    Walgreen Co. ....................................................................    United States       273,554      7,101,462
                                                                                                                       ------------
                                                                                                                         47,619,761
                                                                                                                       ------------
    ENERGY 10.9%
    ConocoPhillips ..................................................................    United States       154,200      6,038,472
    Devon Energy Corp. ..............................................................    United States       125,300      5,599,657
    Exxon Mobil Corp. ...............................................................    United States       166,600     11,345,460
    Halliburton Co. .................................................................    United States        81,900      1,266,993
    Marathon Oil Corp. ..............................................................    United States       224,200      5,894,218
(a) National Oilwell Varco Inc. .....................................................    United States       113,600      3,261,456
    Schlumberger Ltd. ...............................................................    United States        73,900      3,001,818
                                                                                                                       ------------
                                                                                                                         36,408,074
                                                                                                                       ------------
    FINANCIALS 8.0%
    Bank of America Corp. ...........................................................    United States       351,310      2,395,934
(a) Berkshire Hathaway Inc., B ......................................................    United States         1,300      3,666,000
    Invesco Ltd. ....................................................................    United States       323,100      4,478,166
    JPMorgan Chase & Co. ............................................................    United States       224,140      5,957,641
    State Street Corp. ..............................................................    United States       129,800      3,995,244
    T. Rowe Price Group Inc. ........................................................    United States       108,200      3,122,652
    Wells Fargo & Co. ...............................................................    United States       230,200      3,278,048
                                                                                                                       ------------
                                                                                                                         26,893,685
                                                                                                                       ------------
    HEALTH CARE 23.6%
    Abbott Laboratories .............................................................    United States        89,800      4,283,460
(a) BioMarin Pharmaceutical Inc. ....................................................    United States       141,700      1,749,995
(a) Covance Inc. ....................................................................    United States        47,000      1,674,610
(a) Coventry Health Care Inc. .......................................................    United States       197,000      2,549,180
(a) Express Scripts Inc. ............................................................    United States        53,000      2,447,010
(a) Genzyme Corp. ...................................................................    United States        51,800      3,076,402
(a) Humana Inc. .....................................................................    United States        28,880        753,191
    Johnson & Johnson ...............................................................    United States       130,100      6,843,260


                    32 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                               COUNTRY         SHARES         VALUE
    -----------------------------------------                                           --------------   -----------   ------------
    COMMON STOCKS (CONTINUED)
    HEALTH CARE (CONTINUED)
    Medtronic Inc. ..................................................................    United States       207,100   $  6,103,237
    Merck & Co. Inc. ................................................................    United States       266,800      7,136,900
    Roche Holding AG, ADR ...........................................................     Switzerland        169,400      5,827,360
    Schering-Plough Corp. ...........................................................    United States       662,200     15,594,810
    Teva Pharmaceutical Industries Ltd., ADR ........................................       Israel           188,900      8,509,945
(a) Waters Corp. ....................................................................    United States       142,100      5,250,595
(a) WellPoint Inc. ..................................................................    United States       195,200      7,411,744
                                                                                                                       ------------
                                                                                                                         79,211,699
                                                                                                                       ------------
    INDUSTRIALS 3.4%
    The Boeing Co. ..................................................................    United States        49,200      1,750,536
    FedEx Corp. .....................................................................    United States        53,900      2,398,011
    General Electric Co. ............................................................    United States       320,700      3,242,277
    Precision Castparts Corp. .......................................................    United States        43,700      2,617,630
    United Technologies Corp. .......................................................    United States        34,800      1,495,704
                                                                                                                       ------------
                                                                                                                         11,504,158
                                                                                                                       ------------
    INFORMATION TECHNOLOGY 19.2%
(a) Agilent Technologies Inc. .......................................................    United States       136,500      2,098,005
(a) Apple Inc. ......................................................................    United States        30,200      3,174,624
(a) Cisco Systems Inc. ..............................................................    United States       257,100      4,311,567
(a) Dell Inc. .......................................................................    United States       493,500      4,678,380
(a) EMC Corp. .......................................................................    United States       234,800      2,676,720
(a) Google Inc., A ..................................................................    United States        11,900      4,141,914
    Hewlett-Packard Co. .............................................................    United States       180,600      5,790,036
    Intel Corp. .....................................................................    United States       311,800      4,692,590
    International Business Machines Corp. ...........................................    United States       123,700     11,985,293
    Microsoft Corp. .................................................................    United States       571,100     10,491,107
(a) NetApp Inc. .....................................................................    United States       219,800      3,261,832
    QUALCOMM Inc. ...................................................................    United States       178,100      6,929,871
                                                                                                                       ------------
                                                                                                                         64,231,939
                                                                                                                       ------------
    MATERIALS 1.6%
    Gold Fields Ltd., ADR ...........................................................    South Africa         79,300        899,262
(a) Harmony Gold Mining Co. Ltd., ADR ...............................................    South Africa         82,500        902,550
    Weyerhaeuser Co. ................................................................    United States       133,300      3,675,081
                                                                                                                       ------------
                                                                                                                          5,476,893
                                                                                                                       ------------
    TELECOMMUNICATION SERVICES 3.3%
    AT&T Inc. .......................................................................    United States       372,800      9,394,560
(a) NII Holdings Inc. ...............................................................    United States       109,650      1,644,750
                                                                                                                       ------------
                                                                                                                         11,039,310
                                                                                                                       ------------
    UTILITIES 9.3%
    Allegheny Energy Inc. ...........................................................    United States       197,200      4,569,124
    Constellation Energy Group ......................................................    United States       216,250      4,467,725
(a) Dynegy Inc. .....................................................................    United States     1,313,560      1,852,120


                    Quarterly Statements of Investments | 33

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                               COUNTRY         SHARES         VALUE
    -----------------------------------------                                           --------------   -----------   ------------
    COMMON STOCKS (CONTINUED)
    UTILITIES (CONTINUED)
    Exelon Corp. ....................................................................    United States       149,980   $  6,807,592
    NV Energy Inc. ..................................................................    United States       538,700      5,058,393
    Progress Energy Inc. ............................................................    United States        47,300      1,715,098
    Public Service Enterprise Group Inc. ............................................    United States       223,800      6,595,386
                                                                                                                       ------------
                                                                                                                         31,065,438
                                                                                                                       ------------
    TOTAL COMMON STOCKS (COST $350,341,594) .........................................                                   317,886,013
                                                                                                                       ------------
    CONVERTIBLE PREFERRED STOCKS (COST $2,117,818) 0.6%
    FINANCIALS 0.6%
    Citigroup Inc., 6.50%, cvt. pfd. ................................................    United States        71,800      1,963,730
                                                                                                                       ------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
       (COST $352,459,412) ..........................................................                                   319,849,743
                                                                                                                       ------------

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT
                                                                                                         -----------
    SHORT TERM INVESTMENTS (COST $19,396,037) 5.8%
(b) REPURCHASE AGREEMENTS 5.8%
    Joint Repurchase Agreement, 0.132%, 4/01/09
       (Maturity Value $19,396,108) .................................................    United States   $19,396,037     19,396,037
          Banc of America Securities LLC (Maturity Value $1,357,340)
          Barclays Capital Inc. (Maturity Value $1,357,340)
          BNP Paribas Securities Corp. (Maturity Value $5,429,359)
          Credit Suisse Securities (USA) LLC (Maturity Value $4,750,882)
          Deutsche Bank Securities Inc. (Maturity Value $3,786,508)
          HSBC Securities (USA) Inc. (Maturity Value $2,714,679)
             Collateralized by U.S. Government Agency Securities, 1.03% - 5.50%,
                9/25/09 - 12/14/22; (c) U.S. Treasury Bills, 6/11/09 - 9/03/09; and
                U.S. Treasury Notes, 0.875% - 4.50%, 5/15/10 - 3/31/13
                                                                                                                       ------------
    TOTAL INVESTMENTS (COST $371,855,449) 101.2% ....................................                                   339,245,780
    OTHER ASSETS, LESS LIABILITIES (1.2)% ...........................................                                    (3,999,031)
                                                                                                                       ------------
    NET ASSETS 100.0% ...............................................................                                  $335,246,749
                                                                                                                       ============

See Abbreviations on page 147.

(a)  Non-income producing.

(b) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2009, all repurchase agreements had been entered into on that date.

(c)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                    34 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

    FRANKLIN LARGE CAP VALUE SECURITIES FUND                                                                  SHARES       VALUE
    ----------------------------------------                                                                ---------   -----------
    COMMON STOCKS 95.0%
    BANKS 1.3%
    SunTrust Banks Inc. .................................................................................       6,000   $    70,440
    U.S. Bancorp ........................................................................................      20,500       299,505
                                                                                                                        -----------
                                                                                                                            369,945
                                                                                                                        -----------
    CAPITAL GOODS 13.1%
    3M Co. ..............................................................................................      10,000       497,200
    Dover Corp. .........................................................................................      19,000       501,220
    Eaton Corp. .........................................................................................       9,500       350,170
    General Electric Co. ................................................................................      72,500       732,975
    Illinois Tool Works Inc. ............................................................................      17,000       524,450
    Masco Corp. .........................................................................................      33,000       230,340
    Parker Hannifin Corp. ...............................................................................       8,000       271,840
    United Technologies Corp. ...........................................................................      13,000       558,740
                                                                                                                        -----------
                                                                                                                          3,666,935
                                                                                                                        -----------
    CONSUMER DURABLES & APPAREL 7.0%
    D.R. Horton Inc. ....................................................................................     100,000       970,000
    Fortune Brands Inc. .................................................................................      20,000       491,000
    NIKE Inc., B ........................................................................................      10,500       492,345
                                                                                                                        -----------
                                                                                                                          1,953,345
                                                                                                                        -----------
    CONSUMER SERVICES 2.0%
    McDonald's Corp. ....................................................................................      10,000       545,700
                                                                                                                        -----------
    DIVERSIFIED FINANCIALS 4.9%
    Bank of America Corp. ...............................................................................      14,200        96,844
    The Bank of New York Mellon Corp. ...................................................................      15,500       437,875
    Citigroup Inc. ......................................................................................      16,000        40,480
    Morgan Stanley ......................................................................................       6,200       141,174
    State Street Corp. ..................................................................................      21,000       646,380
                                                                                                                        -----------
                                                                                                                          1,362,753
                                                                                                                        -----------
    ENERGY 11.3%
    Apache Corp. ........................................................................................       6,500       416,585
    Chesapeake Energy Corp. .............................................................................      10,500       179,130
    ConocoPhillips ......................................................................................       7,800       305,448
    Devon Energy Corp. ..................................................................................       8,500       379,865
    Exxon Mobil Corp. ...................................................................................      13,500       919,350
    Occidental Petroleum Corp. ..........................................................................      10,000       556,500
    Peabody Energy Corp. ................................................................................      16,000       400,640
                                                                                                                        -----------
                                                                                                                          3,157,518
                                                                                                                        -----------
    FOOD & STAPLES RETAILING 2.9%
    Wal-Mart Stores Inc. ................................................................................      15,500       807,550
                                                                                                                        -----------


                    Quarterly Statements of Investments | 35

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    FRANKLIN LARGE CAP VALUE SECURITIES FUND                                                                  SHARES       VALUE
    ----------------------------------------                                                                ---------   -----------
    COMMON STOCKS (CONTINUED)
    HEALTH CARE EQUIPMENT & SERVICES 2.1%
    Becton Dickinson and Co. ............................................................................       7,500   $   504,300
    Stryker Corp. .......................................................................................       2,500        85,100
                                                                                                                        -----------
                                                                                                                            589,400
                                                                                                                        -----------
    HOUSEHOLD & PERSONAL PRODUCTS 5.3%
    Kimberly-Clark Corp. ................................................................................      16,500       760,815
    The Procter & Gamble Co. ............................................................................      15,000       706,350
                                                                                                                        -----------
                                                                                                                          1,467,165
                                                                                                                        -----------
    INSURANCE 8.0%
    AFLAC Inc. ..........................................................................................      28,500       551,760
    The Allstate Corp. ..................................................................................      13,000       248,950
    Ambac Financial Group Inc. ..........................................................................       8,400         6,552
(a) Berkshire Hathaway Inc., A ..........................................................................           3       260,100
    Chubb Corp. .........................................................................................      14,000       592,480
    MetLife Inc. ........................................................................................      25,000       569,250
                                                                                                                        -----------
                                                                                                                          2,229,092
                                                                                                                        -----------
    MATERIALS 10.7%
    Air Products and Chemicals Inc. .....................................................................       2,000       112,500
    Alcoa Inc. ..........................................................................................      62,000       455,080
    The Dow Chemical Co. ................................................................................      30,000       252,900
    Nucor Corp. .........................................................................................      32,500     1,240,525
    Praxair Inc. ........................................................................................      14,000       942,060
                                                                                                                        -----------
                                                                                                                          3,003,065
                                                                                                                        -----------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7.1%
    Abbott Laboratories .................................................................................       4,000       190,800
    Merck & Co. Inc. ....................................................................................      32,000       856,000
    Pfizer Inc. .........................................................................................      40,000       544,800
    Schering-Plough Corp. ...............................................................................      17,000       400,350
                                                                                                                        -----------
                                                                                                                          1,991,950
                                                                                                                        -----------
    RETAILING 5.7%
    The Home Depot Inc. .................................................................................      32,000       753,920
    J.C. Penney Co. Inc. ................................................................................      20,000       401,400
    Nordstrom Inc. ......................................................................................      20,000       335,000
(a) Office Depot Inc. ...................................................................................      70,000        91,700
                                                                                                                        -----------
                                                                                                                          1,582,020
                                                                                                                        -----------
    SOFTWARE & SERVICES 3.0%
    Microsoft Corp. .....................................................................................      45,000       826,650
                                                                                                                        -----------
    TECHNOLOGY HARDWARE & EQUIPMENT 7.0%
    Hewlett-Packard Co. .................................................................................      22,000       705,320
    International Business Machines Corp. ...............................................................      13,000     1,259,570
                                                                                                                        -----------
                                                                                                                          1,964,890
                                                                                                                        -----------


                    36 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    FRANKLIN LARGE CAP VALUE SECURITIES FUND                                                                  SHARES       VALUE
    ----------------------------------------                                                                ---------   -----------
    COMMON STOCKS (CONTINUED)
    TRANSPORTATION 1.3%
    Norfolk Southern Corp. ..............................................................................      11,000   $   371,250
                                                                                                                        -----------
    UTILITIES 2.3%
    Entergy Corp. .......................................................................................       5,800       394,922
    Sempra Energy .......................................................................................       5,500       254,320
                                                                                                                        -----------
                                                                                                                            649,242
                                                                                                                        -----------
    TOTAL COMMON STOCKS (COST $39,982,673) ..............................................................                26,538,470
                                                                                                                        -----------
    SHORT TERM INVESTMENTS (COST $1,378,514) 4.9%
    MONEY MARKET FUNDS 4.9%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.13% ................................   1,378,514     1,378,514
                                                                                                                        -----------
    TOTAL INVESTMENTS (COST $41,361,187) 99.9% ..........................................................                27,916,984
    OTHER ASSETS, LESS LIABILITIES 0.1% .................................................................                    19,856
                                                                                                                        -----------
    NET ASSETS 100.0% ...................................................................................               $27,936,840
                                                                                                                        ===========

(a) Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 37

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                                        PRINCIPAL
    FRANKLIN MONEY MARKET FUND                                                                          AMOUNT(a)         VALUE
    --------------------------                                                                         -----------   --------------
    INVESTMENTS 100.0%
    CERTIFICATES OF DEPOSIT (COST $500,000) 1.3%
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.41%, 4/09/09 ..................   $   500,000   $      500,000
                                                                                                                     --------------
(b) COMMERCIAL PAPER 17.7%
    Commonwealth Bank of Australia, 4/15/09 ........................................................       500,000          499,906
    Export Development Canada, 4/02/09 (Canada) ....................................................       500,000          499,981
    Internationale Nederlanden U.S., 4/20/09 .......................................................       500,000          499,894
    Johnson & Johnson, 4/14/09 .....................................................................       405,000          404,960
    Lloyds TSB Bank PLC, 4/09/09 (United Kingdom) ..................................................     1,000,000          999,911
    Province of British Columbia, 4/23/09 (Canada) .................................................     1,750,000        1,749,658
    Rabobank USA Finance Corp., 4/06/09 ............................................................       500,000          499,978
    Societe Generale North America, 4/17/09 ........................................................       515,000          514,895
    Societe Generale North America, 4/23/09 ........................................................       700,000          699,799
    Wells Fargo & Co., 4/20/09 .....................................................................       500,000          499,934
                                                                                                                     --------------
    TOTAL COMMERCIAL PAPER (COST $6,868,916) .......................................................                      6,868,916
                                                                                                                     --------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 25.0%
    FHLB,
(b)    4/02/09 - 4/13/09 ...........................................................................       650,000          649,946
(b)    4/20/09 .....................................................................................       690,000          689,852
       3.15%, 4/20/09 ..............................................................................       250,000          250,355
    FHLMC,
(b)    4/13/09 .....................................................................................       440,000          439,947
       3.375%, 4/15/09 .............................................................................       350,000          350,409
(b)    4/20/09 .....................................................................................       632,000          631,887
       2.55%, 4/21/09 ..............................................................................       200,000          200,237
       senior note, 3.50%, 4/06/09 .................................................................        40,000           40,017
(b) FNMA, 4/01/09 - 4/15/09 ........................................................................       950,000          949,880
(b) International Bank for Reconstruction and Development, 4/15/09 (Supranational(c)) ..............     1,500,000        1,499,872
(b) U.S. Treasury Bills,
       4/16/09 .....................................................................................     2,000,000        1,999,242
       4/30/09 .....................................................................................     2,000,000        1,999,577
                                                                                                                     --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $9,701,221) ..................................                      9,701,221
                                                                                                                     --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $17,070,137) ..............................                     17,070,137
                                                                                                                     --------------
(d) REPURCHASE AGREEMENTS 56.0%
    Banc of America Securities LLC, 0.12%, 4/01/09 (Maturity Value $5,000,017)
       Collateralized by b U.S. Government Agency Securities, 9/24/10 ..............................     5,000,000        5,000,000
    Barclays Capital Inc., 0.14%, 4/01/09 (Maturity Value $5,000,019)
       Collateralized by U.S. Government Agency Securities, 0.875%, 1/31/11 ........................     5,000,000        5,000,000
    Deutsche Bank Securities Inc., 0.19%, 4/01/09 (Maturity Value $5,000,026)
       Collateralized by U.S. Government Agency Securities, 6.25%, 2/01/11 .........................     5,000,000        5,000,000
    HSBC Securities (USA) Inc., 0.14%, 4/01/09 (Maturity Value $6,725,026)
       Collateralized by U.S. Government Agency Securities, 4.70%, 8/10/15 .........................     6,725,000        6,725,000
                                                                                                                     --------------
    TOTAL REPURCHASE AGREEMENTS (COST $21,725,000) .................................................                     21,725,000
                                                                                                                     --------------


                    38 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    FRANKLIN MONEY MARKET FUND                                                                                            VALUE
    --------------------------                                                                                       --------------
    TOTAL INVESTMENTS (COST $38,795,137) 100.0% ....................................................                 $   38,795,137
    OTHER ASSETS, LESS LIABILITIES (0.0)%(e) .......................................................                         (9,383)
                                                                                                                     --------------
    NET ASSETS 100.0% ..............................................................................                 $   38,785,754
                                                                                                                     ==============

See Abbreviations on page 147.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) A supranational organization is an entity formed by two or more central governments through international treaties.

(d) At March 31, 2009, all repurchase agreements had been entered into on that date.

(e)  Rounds to less than 0.1% of net assets.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 39

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

    FRANKLIN RISING DIVIDENDS SECURITIES FUND                                                             SHARES          VALUE
    -----------------------------------------                                                          -----------   --------------
    COMMON STOCKS 97.5%
    AEROSPACE & DEFENSE 5.0%
    United Technologies Corp. ......................................................................     1,390,100   $   59,746,498
                                                                                                                     --------------
    BANKS 1.3%
    Peoples Bancorp Inc. ...........................................................................       159,979        2,076,528
    PNC Financial Services Group Inc. ..............................................................        81,953        2,400,403
    TrustCo Bank Corp. NY ..........................................................................       328,588        1,978,100
    U.S. Bancorp ...................................................................................       599,449        8,757,950
                                                                                                                     --------------
                                                                                                                         15,212,981
                                                                                                                     --------------
    COMMERCIAL & PROFESSIONAL SERVICES 3.0%
    ABM Industries Inc. ............................................................................       951,288       15,601,123
    Cintas Corp. ...................................................................................       752,700       18,606,744
    Superior Uniform Group Inc. ....................................................................       237,100        1,711,862
                                                                                                                     --------------
                                                                                                                         35,919,729
                                                                                                                     --------------
    CONSUMER DURABLES & APPAREL 1.4%
    Leggett & Platt Inc. ...........................................................................     1,208,300       15,695,817
(a) Russ Berrie and Co. Inc. .......................................................................       306,081          404,027
                                                                                                                     --------------
                                                                                                                         16,099,844
                                                                                                                     --------------
    CONSUMER SERVICES 1.6%
    Hillenbrand Inc. ...............................................................................     1,209,644       19,366,401
                                                                                                                     --------------
    DIVERSIFIED FINANCIALS 3.2%
    State Street Corp. .............................................................................     1,232,000       37,920,960
                                                                                                                     --------------
    ELECTRICAL EQUIPMENT 8.8%
    Brady Corp., A .................................................................................     2,087,879       36,809,307
    Roper Industries Inc. ..........................................................................     1,611,550       68,410,297
                                                                                                                     --------------
                                                                                                                        105,219,604
                                                                                                                     --------------
    FOOD & STAPLES RETAILING 5.8%
    Wal-Mart Stores Inc. ...........................................................................     1,329,300       69,256,530
                                                                                                                     --------------
    FOOD, BEVERAGE & TOBACCO 3.6%
    McCormick & Co. Inc. ...........................................................................     1,472,595       43,544,634
                                                                                                                     --------------
    HEALTH CARE EQUIPMENT & SERVICES 10.0%
    Becton Dickinson and Co. .......................................................................       681,943       45,853,847
    Hill-Rom Holdings Inc. .........................................................................     1,211,103       11,977,809
    Stryker Corp. ..................................................................................       298,500       10,160,940
    Teleflex Inc. ..................................................................................       352,200       13,767,498
    West Pharmaceutical Services Inc. ..............................................................     1,165,600       38,243,336
                                                                                                                     --------------
                                                                                                                        120,003,430
                                                                                                                     --------------
    HOUSEHOLD & PERSONAL PRODUCTS 6.5%
    Alberto-Culver Co. .............................................................................       948,850       21,453,499
    The Procter & Gamble Co. .......................................................................     1,187,900       55,938,211
                                                                                                                     --------------
                                                                                                                         77,391,710
                                                                                                                     --------------


                    40 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    FRANKLIN RISING DIVIDENDS SECURITIES FUND                                                             SHARES          VALUE
    -----------------------------------------                                                          -----------   --------------
    COMMON STOCKS (CONTINUED)
    INDUSTRIAL CONGLOMERATES 5.4%
    Carlisle Cos. Inc. .............................................................................     1,878,861   $   36,882,041
    General Electric Co. ...........................................................................     2,783,200       28,138,152
                                                                                                                     --------------
                                                                                                                         65,020,193
                                                                                                                     --------------
    INSURANCE 13.6%
    AFLAC Inc. .....................................................................................     2,075,700       40,185,552
    Arthur J. Gallagher & Co. ......................................................................       753,000       12,801,000
    Erie Indemnity Co., A ..........................................................................     1,456,733       49,791,134
    Mercury General Corp. ..........................................................................       154,200        4,579,740
    Old Republic International Corp. ...............................................................     3,660,208       39,603,450
    RLI Corp. ......................................................................................       305,848       15,353,570
                                                                                                                     --------------
                                                                                                                        162,314,446
                                                                                                                     --------------
    MACHINERY 6.2%
    Donaldson Co. Inc. .............................................................................       435,000       11,675,400
    Dover Corp. ....................................................................................     1,752,000       46,217,760
    Graco Inc. .....................................................................................       391,112        6,676,282
    Nordson Corp. ..................................................................................       320,591        9,114,402
                                                                                                                     --------------
                                                                                                                         73,683,844
                                                                                                                     --------------
    MATERIALS 13.3%
    Air Products and Chemicals Inc. ................................................................       326,000       18,337,500
    Bemis Co. Inc. .................................................................................     1,259,300       26,407,521
    Nucor Corp. ....................................................................................     1,116,802       42,628,332
    Praxair Inc. ...................................................................................     1,059,500       71,293,755
                                                                                                                     --------------
                                                                                                                        158,667,108
                                                                                                                     --------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3.0%
    Pfizer Inc. ....................................................................................     2,603,100       35,454,222
                                                                                                                     --------------
    RETAILING 5.8%
    Family Dollar Stores Inc. ......................................................................     2,023,430       67,521,859
(a) Sally Beauty Holdings Inc. .....................................................................       393,150        2,233,092
                                                                                                                     --------------
                                                                                                                         69,754,951
                                                                                                                     --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%(b)
    Cohu Inc. ......................................................................................        50,300          362,160
                                                                                                                     --------------
    TOTAL COMMON STOCKS (COST $1,334,600,321) ......................................................                  1,164,939,245
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 2.2%
    MONEY MARKET FUNDS 2.2%
(c) Bank of New York Institutional Cash Reserve Fund, 0.15% ........................................       657,423          650,849
(d) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.13% ...........................    25,876,582       25,876,582
                                                                                                                     --------------
    TOTAL MONEY MARKET FUNDS (COST $26,534,005) ....................................................                     26,527,431
                                                                                                                     --------------


                    Quarterly Statements of Investments | 41

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    FRANKLIN RISING DIVIDENDS SECURITIES FUND                                                                             VALUE
    -----------------------------------------                                                                        --------------
    TOTAL INVESTMENTS (COST $1,361,134,326) 99.7% ..................................................                 $1,191,466,676
    OTHER ASSETS, LESS LIABILITIES 0.3% ............................................................                      3,317,719
                                                                                                                     --------------
    NET ASSETS 100.0% ..............................................................................                 $1,194,784,395
                                                                                                                     ==============

(a)  Non-income producing.

(b)  Rounds to less than 0.1% of net assets.

(c)  The rate shown is the annualized seven-day yield at period end.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    42 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

    FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                                SHARES        VALUE
    ----------------------------------------                                                              ----------   ------------
    COMMON STOCKS 96.3%
    AUTOMOBILES & COMPONENTS 4.1%
    Autoliv Inc. (Sweden) .............................................................................      343,000   $  6,369,510
    Gentex Corp. ......................................................................................      714,000      7,111,440
(a) Thor Industries Inc. ..............................................................................      715,000     11,168,300
    Winnebago Industries Inc. .........................................................................      600,000      3,186,000
                                                                                                                       ------------
                                                                                                                         27,835,250
                                                                                                                       ------------
    BANKS 3.2%
(a) Chemical Financial Corp. ..........................................................................      461,354      9,600,777
(b) Corus Bankshares Inc. .............................................................................      682,600        184,302
    Peoples Bancorp Inc. ..............................................................................      199,400      2,588,212
(a) TrustCo Bank Corp. NY .............................................................................    1,580,000      9,511,600
                                                                                                                       ------------
                                                                                                                         21,884,891
                                                                                                                       ------------
    CAPITAL GOODS 23.5%
    A.O. Smith Corp. ..................................................................................      112,500      2,832,750
(a) American Woodmark Corp. ...........................................................................      359,310      6,309,484
    Apogee Enterprises Inc. ...........................................................................      864,000      9,486,720
    Applied Industrial Technologies Inc. ..............................................................      226,400      3,819,368
(b) Astec Industries Inc. .............................................................................      103,100      2,704,313
    Brady Corp., A ....................................................................................      424,000      7,475,120
    Briggs & Stratton Corp. ...........................................................................      472,600      7,797,900
    Carlisle Cos. Inc. ................................................................................      433,000      8,499,790
    CIRCOR International Inc. .........................................................................      141,000      3,175,320
    CNH Global NV (Netherlands) .......................................................................       84,000        871,920
(b) EMCOR Group Inc. ..................................................................................      264,000      4,532,880
    Franklin Electric Co. Inc. ........................................................................      131,232      2,904,164
(b) Gardner Denver Inc. ...............................................................................      290,000      6,304,600
    Gibraltar Industries Inc. .........................................................................    1,079,800      5,096,656
    Graco Inc. ........................................................................................      458,200      7,821,474
    Kennametal Inc. ...................................................................................      490,000      7,942,900
    Lincoln Electric Holdings Inc. ....................................................................      216,000      6,845,040
    Mueller Industries Inc. ...........................................................................      500,000     10,845,000
    Nordson Corp. .....................................................................................      252,000      7,164,360
(b) Powell Industries Inc. ............................................................................       62,600      2,210,406
    Roper Industries Inc. .............................................................................      202,000      8,574,900
    Simpson Manufacturing Co. Inc. ....................................................................      401,600      7,236,832
    Timken Co. ........................................................................................      120,000      1,675,200
    Trinity Industries Inc. ...........................................................................      612,000      5,593,680
    Universal Forest Products Inc. ....................................................................      528,000     14,050,080
    Wabash National Corp. .............................................................................    1,259,200      1,548,816
(a) Watts Water Technologies Inc., A ..................................................................      341,300      6,675,828
                                                                                                                       ------------
                                                                                                                        159,995,501
                                                                                                                       ------------
    COMMERCIAL & PROFESSIONAL SERVICES 2.6%
    ABM Industries Inc. ...............................................................................      649,000     10,643,600
    Mine Safety Appliances Co. ........................................................................      359,000      7,187,180
                                                                                                                       ------------
                                                                                                                         17,830,780
                                                                                                                       ------------


                    Quarterly Statements of Investments | 43

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                                SHARES         VALUE
    ----------------------------------------                                                              ----------   ------------
    COMMON STOCKS (CONTINUED)
    CONSUMER DURABLES & APPAREL 7.1%
    Bassett Furniture Industries Inc. .................................................................      230,900   $    447,946
    Brunswick Corp. ...................................................................................      906,000      3,125,700
    D.R. Horton Inc. ..................................................................................      772,000      7,488,400
    Ethan Allen Interiors Inc. ........................................................................      470,000      5,292,200
(c) Hooker Furniture Corp. ............................................................................      555,100      4,685,044
    La-Z-Boy Inc. .....................................................................................    1,095,700      1,369,625
    M/I Homes Inc. ....................................................................................      593,700      4,149,963
    M.D.C. Holdings Inc. ..............................................................................      320,000      9,964,800
(b) Russ Berrie and Co. Inc. ..........................................................................      354,516        467,961
(b) Timberland Co., A .................................................................................      250,700      2,993,358
(b) The Warnaco Group Inc. ............................................................................      336,000      8,064,000
                                                                                                                       ------------
                                                                                                                         48,048,997
                                                                                                                       ------------
    CONSUMER SERVICES 0.6%
    Regis Corp. .......................................................................................      266,000      3,843,700
                                                                                                                       ------------
    ENERGY 8.3%
    Arch Coal Inc. ....................................................................................      111,500      1,490,755
(b) Atwood Oceanics Inc. ..............................................................................      246,000      4,081,140
(b) Bristow Group Inc. ................................................................................      363,413      7,787,940
    CARBO Ceramics Inc. ...............................................................................       23,000        654,120
    CONSOL Energy Inc. ................................................................................       87,000      2,195,880
(b) Global Industries Ltd. ............................................................................    1,151,700      4,422,528
(b) Helix Energy Solutions Group Inc. .................................................................      743,000      3,819,020
(b) Oil States International Inc. .....................................................................      314,000      4,213,880
    Overseas Shipholding Group Inc. ...................................................................      150,000      3,400,500
    Peabody Energy Corp. ..............................................................................      114,000      2,854,560
    Rowan Cos. Inc. ...................................................................................      706,000      8,450,820
    Teekay Corp. (Bahamas) ............................................................................      232,500      3,308,475
    Tidewater Inc. ....................................................................................      113,000      4,195,690
(b) Unit Corp. ........................................................................................      268,000      5,606,560
                                                                                                                       ------------
                                                                                                                         56,481,868
                                                                                                                       ------------
    FOOD & STAPLES RETAILING 1.8%
    Casey's General Stores Inc. .......................................................................      462,000     12,316,920
                                                                                                                       ------------
    HEALTH CARE EQUIPMENT & SERVICES 2.9%
    STERIS Corp. ......................................................................................      213,000      4,958,640
    Teleflex Inc. .....................................................................................      195,000      7,622,550
    West Pharmaceutical Services Inc. .................................................................      215,800      7,080,398
                                                                                                                       ------------
                                                                                                                         19,661,588
                                                                                                                       ------------
    INSURANCE 12.9%
    American National Insurance Co. ...................................................................       86,000      4,507,260
    Arthur J. Gallagher & Co. .........................................................................      209,600      3,563,200
    Aspen Insurance Holdings Ltd. .....................................................................      555,500     12,476,530
    Erie Indemnity Co., A .............................................................................      194,000      6,630,920
    IPC Holdings Ltd. .................................................................................      502,000     13,574,080
    Montpelier Re Holdings Ltd. (Bermuda) .............................................................      699,000      9,059,040

                    44 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                                SHARES         VALUE
    ----------------------------------------                                                              ----------   ------------
    COMMON STOCKS (CONTINUED)
    INSURANCE (CONTINUED)
    Old Republic International Corp. ..................................................................    1,562,000   $ 16,900,840
    Protective Life Corp. .............................................................................      883,700      4,639,425
    RLI Corp. .........................................................................................      151,100      7,585,220
    StanCorp Financial Group Inc. .....................................................................      232,000      5,284,960
(b) Syncora Holdings Ltd. .............................................................................    1,132,175        283,044
    Zenith National Insurance Corp. ...................................................................      148,100      3,570,691
                                                                                                                       ------------
                                                                                                                         88,075,210
                                                                                                                       ------------
    MATERIALS 11.2%
    Airgas Inc. .......................................................................................      297,700     10,065,237
    AptarGroup Inc. ...................................................................................      250,700      7,806,798
    Cabot Corp. .......................................................................................      384,000      4,035,840
    Gerdau Ameristeel Corp. (Canada) ..................................................................    1,316,000      4,040,120
    Glatfelter ........................................................................................      752,000      4,692,480
    Reliance Steel & Aluminum Co. .....................................................................      449,600     11,837,968
    RPM International Inc. ............................................................................      865,000     11,011,450
    Steel Dynamics Inc. ...............................................................................    1,071,400      9,439,034
    United States Steel Corp. .........................................................................       49,000      1,035,370
    Westlake Chemical Corp. ...........................................................................      832,521     12,179,782
                                                                                                                       ------------
                                                                                                                         76,144,079
                                                                                                                       ------------
    RETAILING 7.3%
    Brown Shoe Co. Inc. ...............................................................................      823,000      3,086,250
    Christopher & Banks Corp. .........................................................................    1,420,000      5,807,800
    Fred's Inc. .......................................................................................      641,000      7,230,480
    Group 1 Automotive Inc. ...........................................................................      447,600      6,252,972
(b) Gymboree Corp. ....................................................................................      146,200      3,121,370
    J.C. Penney Co. Inc. ..............................................................................      273,000      5,479,110
    The Men's Wearhouse Inc. ..........................................................................      615,000      9,311,100
(b) Pier 1 Imports Inc. ...............................................................................      770,000        431,200
(b) Saks Inc. .........................................................................................      766,000      1,432,420
(b) Tuesday Morning Corp. .............................................................................    1,227,000      1,558,290
(b) West Marine Inc. ..................................................................................      845,600      4,523,960
(b) Zale Corp. ........................................................................................      853,000      1,663,350
                                                                                                                       ------------
                                                                                                                         49,898,302
                                                                                                                       ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.0%
    Cohu Inc. .........................................................................................      659,500      4,748,400
(b) OmniVision Technologies Inc. ......................................................................      300,000      2,016,000
                                                                                                                       ------------
                                                                                                                          6,764,400
                                                                                                                       ------------
    TECHNOLOGY HARDWARE & EQUIPMENT 3.7%
(b) Benchmark Electronics Inc. ........................................................................    1,068,000     11,961,600
    Diebold Inc. ......................................................................................       46,400        990,640
(b) Mettler-Toledo International Inc. .................................................................      150,000      7,699,500
(b) Rofin-Sinar Technologies Inc. .....................................................................      301,000      4,852,120
                                                                                                                       ------------
                                                                                                                         25,503,860
                                                                                                                       ------------


                    Quarterly Statements of Investments | 45

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                                SHARES        VALUE
    ----------------------------------------                                                              ----------   ------------
    COMMON STOCKS (CONTINUED)
    TRANSPORTATION 2.5%
(b) Genesee & Wyoming Inc. ............................................................................      333,000   $  7,076,250
(b) Kansas City Southern ..............................................................................      130,000      1,652,300
    SkyWest Inc. ......................................................................................      645,000      8,023,800
                                                                                                                       ------------
                                                                                                                         16,752,350
                                                                                                                       ------------
    UTILITIES 3.6%
    Atmos Energy Corp. ................................................................................      170,100      3,932,712
    Energen Corp. .....................................................................................      257,000      7,486,410
    NV Energy Inc. ....................................................................................    1,375,000     12,911,250
                                                                                                                       ------------
                                                                                                                         24,330,372
                                                                                                                       ------------
    TOTAL COMMON STOCKS (COST $1,041,779,403) .........................................................                 655,368,068
                                                                                                                       ------------

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT
                                                                                                          ----------

    CORPORATE BONDS (COST $1,479,813) 0.2%
    CAPITAL GOODS 0.2%
    Mueller Industries Inc., 6.00%, 11/01/14 ..........................................................   $1,494,000      1,124,235
                                                                                                                       ------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $1,043,259,216) .............................                 656,492,303
                                                                                                                       ------------

                                                                                                            SHARES
                                                                                                          ----------
    SHORT TERM INVESTMENTS 5.8%
    MONEY MARKET FUNDS (COST $23,855,832) 3.5%
(d) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.13% ..............................   23,855,832     23,855,832
                                                                                                                       ------------
    INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 2.3%
    MONEY MARKET FUNDS (COST $3,515,660) 0.5%
(e) Bank of New York Institutional Cash Reserve Fund, 0.15% ...........................................    3,515,660      3,445,347
                                                                                                                       ------------

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT
                                                                                                          ----------
(f) REPURCHASE AGREEMENTS 1.8%
    Banc of America Securities LLC, 0.17%, 4/01/09 (Maturity Value $3,908,018)
       Collateralized by U.S. Government Agency Securities, 6.00%, 9/20/38 ............................   $3,908,000      3,908,000
    Barclays Capital Inc., 0.20%, 4/01/09 (Maturity Value $3,908,022)
       Collateralized by U.S. Treasury Notes, 1.125% - 1.875%, 1/15/12 - 2/28/14 ......................    3,908,000      3,908,000
    BNP Paribas Securities Corp, 0.18%, 4/01/09 (Maturity Value $391,002)
       Collateralized by U.S. Treasury Notes, 1.75%, 1/31/14; U.S. Treasury Bonds, 3.625%,
       4/15/28 ........................................................................................      391,000        391,000
    Deutsche Bank Securities Inc., 0.16%, 4/01/09 (Maturity Value $3,000,013)
       Collateralized by U.S. Treasury Notes, 4.625% - 4.875%, 7/31/11 - 12/31/11 .....................    3,000,000      3,000,000
    Deutsche Bank Securities Inc., 0.21%, 4/01/09 (Maturity Value $908,005)
       Collateralized by U.S. Government Agency Securities, 1.016% - 6.00%, 4/15/09 - 2/26/29;
(g)       U.S. Government Agency Discount Notes, 4/09/09 - 1/20/10 ....................................      908,000        908,000
                                                                                                                       ------------
    TOTAL REPURCHASE AGREEMENTS (COST $12,115,000) ....................................................                  12,115,000
                                                                                                                       ------------
    TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES
      (COST $15,630,660) ..............................................................................                  15,560,347
                                                                                                                       ------------


                    46 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                                              VALUE
    ----------------------------------------                                                                           ------------
    TOTAL INVESTMENTS (COST $1,082,745,708) 102.3% ....................................................                $695,908,482
    OTHER ASSETS, LESS LIABILITIES (2.3)% .............................................................                 (15,809,743)
                                                                                                                       ------------
    NET ASSETS 100.0% .................................................................................                $680,098,739
                                                                                                                       ============

(a)  A portion or all of the security is on loan at March 31, 2009.

(b)  Non-income producing.

(c)  See Note 7 regarding holdings of 5% voting securities.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(e)  The rate shown is the annualized seven-day yield at period end.

(f) At March 31, 2009, all repurchase agreements had been entered into on that date.

(g)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 47

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

       FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                        SHARES         VALUE
       ---------------------------------------------                                                     -----------   ------------
       COMMON STOCKS 91.5%
       CONSUMER DISCRETIONARY 9.4%
       Abercrombie & Fitch Co., A ....................................................................       194,800   $  4,636,240
       BorgWarner Inc. ...............................................................................       253,400      5,144,020
   (a) Chipotle Mexican Grill Inc., A ................................................................        97,800      6,491,964
   (a) Dick's Sporting Goods Inc. ....................................................................       396,500      5,658,055
       Guess? Inc. ...................................................................................       540,300     11,389,524
   (a) ITT Educational Services Inc. .................................................................        81,500      9,895,730
   (a) Liberty Media Corp. - Entertainment, A ........................................................       265,200      5,290,740
       PetSmart Inc. .................................................................................       202,900      4,252,784
       Wolverine World Wide Inc. .....................................................................       508,000      7,914,640
                                                                                                                       ------------
                                                                                                                         60,673,697
                                                                                                                       ------------
       CONSUMER STAPLES 3.3%
       Clorox Co. ....................................................................................       109,600      5,642,208
   (a) Hain Celestial Group Inc. .....................................................................       324,200      4,616,608
   (a) Hansen Natural Corp. ..........................................................................       168,700      6,073,200
   (a) Mead Johnson Nutrition Co., A .................................................................       165,200      4,769,324
                                                                                                                       ------------
                                                                                                                         21,101,340
                                                                                                                       ------------
       ENERGY 9.3%
   (a) Cameron International Corp. ...................................................................       282,900      6,203,997
   (a) FMC Technologies Inc. .........................................................................       313,200      9,825,084
   (a) Oceaneering International Inc. ................................................................        86,100      3,174,507
   (a) Petrohawk Energy Corp. ........................................................................       528,500     10,163,055
       Range Resources Corp. .........................................................................       228,700      9,413,292
       Smith International Inc. ......................................................................       374,100      8,035,668
   (a) Southwestern Energy Co. .......................................................................       461,800     13,710,842
                                                                                                                       ------------
                                                                                                                         60,526,445
                                                                                                                       ------------
       FINANCIALS 4.7%
   (a) Affiliated Managers Group Inc. ................................................................       230,100      9,597,471
       BlackRock Inc. ................................................................................        43,000      5,591,720
       The Charles Schwab Corp. ......................................................................       425,700      6,598,350
       FelCor Lodging Trust Inc. .....................................................................       390,800        531,488
       iStar Financial Inc. ..........................................................................       824,991      2,318,224
       T. Rowe Price Group Inc. ......................................................................       197,865      5,710,384
                                                                                                                       ------------
                                                                                                                         30,347,637
                                                                                                                       ------------
       HEALTH CARE 19.8%
       Allergan Inc. .................................................................................        75,100      3,586,776
       Allscripts-Misys Healthcare Solutions Inc. ....................................................       339,600      3,494,484
   (a) BioMarin Pharmaceutical Inc. ..................................................................       118,800      1,467,180
       C. R. Bard Inc. ...............................................................................       171,600     13,679,952
   (a) Cerner Corp. ..................................................................................       174,500      7,672,765
   (a) Community Health Systems Inc. .................................................................       550,400      8,443,136
   (a) DaVita Inc. ...................................................................................       131,500      5,779,425
   (a) Express Scripts Inc. ..........................................................................       237,400     10,960,758


                    48 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

       FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                        SHARES         VALUE
       ---------------------------------------------                                                     -----------   ------------
       COMMON STOCKS (CONTINUED)
       HEALTH CARE (CONTINUED)
   (a) Henry Schein Inc. .............................................................................       186,200   $  7,449,862
   (a) Illumina Inc. .................................................................................       167,500      6,237,700
   (a) Life Technologies Corp. .......................................................................       207,600      6,742,848
   (a) Masimo Corp. ..................................................................................       132,500      3,839,850
   (a) Myriad Genetics Inc. ..........................................................................       203,800      9,266,786
   (a) OSI Pharmaceuticals Inc. ......................................................................        39,900      1,526,574
       Perrigo Co. ...................................................................................       130,926      3,250,892
       Pharmaceutical Product Development Inc. .......................................................       298,300      7,075,676
   (a) Phase Forward Inc. ............................................................................        11,400        145,806
   (a) QIAGEN NV (Netherlands) .......................................................................       350,700      5,597,172
   (a) Sequenom Inc. .................................................................................       267,400      3,802,428
   (a) Varian Medical Systems Inc. ...................................................................       276,940      8,430,054
   (a) Waters Corp. ..................................................................................       272,000     10,050,400
                                                                                                                       ------------
                                                                                                                        128,500,524
                                                                                                                       ------------
       INDUSTRIALS 14.0%
   (a) Allegiant Travel Co. ..........................................................................       138,500      6,296,210
       AMETEK Inc. ...................................................................................       427,600     13,371,052
       C.H. Robinson Worldwide Inc. ..................................................................       120,370      5,490,076
       Expeditors International of Washington Inc. ...................................................       199,000      5,629,710
       Flowserve Corp. ...............................................................................       263,800     14,804,456
   (a) Jacobs Engineering Group Inc. .................................................................       199,700      7,720,402
   (a) Orbital Sciences Corp. ........................................................................       112,000      1,331,680
       Precision Castparts Corp. .....................................................................       230,700     13,818,930
       Robert Half International Inc. ................................................................       356,400      6,354,612
       Rockwell Collins Inc. .........................................................................       140,700      4,592,448
   (a) Ryanair Holdings PLC, ADR (Ireland) ...........................................................       316,100      7,305,071
   (a) SunPower Corp., A .............................................................................       154,000      3,662,120
                                                                                                                       ------------
                                                                                                                         90,376,767
                                                                                                                       ------------
       INFORMATION TECHNOLOGY 25.9%
   (a) Activision Blizzard Inc. ......................................................................       910,600      9,524,876
   (a) Affiliated Computer Services Inc., A ..........................................................       167,000      7,997,630
   (a) Alliance Data Systems Corp. ...................................................................       213,200      7,877,740
   (a) ANSYS Inc. ....................................................................................       255,700      6,418,070
   (a) Concur Technologies Inc. ......................................................................       126,200      2,421,778
       FactSet Research Systems Inc. .................................................................       185,800      9,288,142
   (a) FLIR Systems Inc. .............................................................................       590,800     12,099,584
   (a) FormFactor Inc. ...............................................................................       617,300     11,123,746
       Harris Corp. ..................................................................................       266,100      7,700,934
   (a) Hittite Microwave Corp. .......................................................................       179,200      5,591,040
   (a) Lam Research Corp. ............................................................................       249,400      5,678,838
       MasterCard Inc., A ............................................................................        95,200     15,944,096
   (a) Mettler-Toledo International Inc. .............................................................        95,800      4,917,414
   (a) Nuance Communications Inc. ....................................................................     1,132,290     12,296,669


                    Quarterly Statements of Investments | 49

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

       FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                        SHARES         VALUE
       ---------------------------------------------                                                     -----------   ------------
       COMMON STOCKS (CONTINUED)
       INFORMATION TECHNOLOGY (CONTINUED)
       Quality Systems Inc. ..........................................................................        82,100   $  3,715,025
   (a) Riverbed Technology Inc. ......................................................................       368,100      4,814,748
   (a) SAIC Inc. .....................................................................................       541,300     10,106,071
   (a) Silicon Laboratories Inc. .....................................................................       476,400     12,576,960
   (a) Tandberg ASA (Norway) .........................................................................       611,800      9,013,913
   (a) Trimble Navigation Ltd. .......................................................................       486,700      7,436,776
   (a) ViaSat Inc. ...................................................................................        71,101      1,480,323
                                                                                                                       ------------
                                                                                                                        168,024,373
                                                                                                                       ------------
       MATERIALS 1.0%
       Ecolab Inc. ...................................................................................       186,900      6,491,037
                                                                                                                       ------------
       TELECOMMUNICATION SERVICES 3.4%
   (a) American Tower Corp., A .......................................................................       190,600      5,799,958
   (a) MetroPCS Communications Inc. ..................................................................       353,500      6,037,780
   (a) SBA Communications Corp. ......................................................................       424,900      9,900,170
(a, b) TeleCorp PCS Inc., Escrow Account .............................................................       262,900             --
                                                                                                                       ------------
                                                                                                                         21,737,908
                                                                                                                       ------------
       UTILITIES 0.7%
   (a) Calpine Corp. .................................................................................       397,000      2,703,570
   (a) Dynegy Inc. ...................................................................................     1,355,000      1,910,550
                                                                                                                       ------------
                                                                                                                          4,614,120
                                                                                                                       ------------
       TOTAL COMMON STOCKS (COST $683,184,942) .......................................................                  592,393,848
                                                                                                                       ------------

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT
                                                                                                         -----------
       CONVERTIBLE BONDS (COST $1,451,902) 0.2%
       INFORMATION TECHNOLOGY 0.2%
       Microchip Technology Inc., cvt., 2.125%, 12/15/37 .............................................   $ 1,835,000      1,325,788
                                                                                                                       ------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $684,636,844) ...........................                  593,719,636
                                                                                                                       ------------
                                                                                                            SHARES
                                                                                                         -----------
       SHORT TERM INVESTMENTS (COST $43,832,934) 6.8%
       MONEY MARKET FUNDS 6.8%
   (c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.13% ..........................    43,832,934     43,832,934
                                                                                                                       ------------
       TOTAL INVESTMENTS (COST $728,469,778) 98.5% ...................................................                  637,552,570
       OTHER ASSETS, LESS LIABILITIES 1.5% ...........................................................                   10,027,012
                                                                                                                       ------------
       NET ASSETS 100.0% .............................................................................                 $647,579,582
                                                                                                                       ============

See Abbreviations on page 147.

(a)  Non-income producing.

(b) Security has been deemed illiquid because it may not be able to be sold within seven days.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    50 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                 COUNTRY/
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                               ORGANIZATION        SHARES                 VALUE
       -----------------------------------------                              --------------   --------------        --------------
       CONVERTIBLE PREFERRED STOCKS 0.1%
       BANKS 0.0%(a)
   (b) Fannie Mae, 8.75%, cvt. pfd. .......................................   United States            44,000        $       45,760
                                                                                                                     --------------
       DIVERSIFIED FINANCIALS 0.1%
       Affiliated Managers Group Inc., 5.10%, cvt. pfd. ...................   United States            62,000             1,364,663
                                                                                                                     --------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $5,600,999) ...............                                               1,410,423
                                                                                                                     --------------
       PREFERRED STOCKS 0.0%(a)
       BANKS 0.0%(a)
   (b) Freddie Mac, 8.375%, pfd., Z .......................................   United States            70,000                32,200
                                                                                                                     --------------
       DIVERSIFIED FINANCIALS 0.0%(a)
   (c) Preferred Blocker Inc., 7.00%, pfd., 144A ..........................   United States               804               160,122
                                                                                                                     --------------
       TOTAL PREFERRED STOCKS (COST $2,035,420) ...........................                                                 192,322
                                                                                                                     --------------

                                                                                                  PRINCIPAL
                                                                                                  AMOUNT(d)
                                                                                               --------------
   (e) SENIOR FLOATING RATE INTERESTS 9.5%
       AUTOMOBILES & COMPONENTS 0.1%
   (f) Dayco Products LLC (Mark IV), Replacement Term Loan,
          6.06% - 8.20%, 6/23/11 ..........................................   United States           854,002               169,092
       Key Safety Systems Inc., Term Loan B, 2.77% - 3.482%,
          3/10/14 .........................................................   United States           284,200               107,049
       TRW Automotive Inc., Tranche B-1 Term Loan, 2.063%, 2/09/14 ........   United States         1,589,106               848,186
                                                                                                                     --------------
                                                                                                                          1,124,327
                                                                                                                     --------------
       CAPITAL GOODS 0.3%
       Oshkosh Truck Corp., Term Loan B, 6.54% - 7.32%, 12/06/13 ..........   United States           631,795               473,530
       RBS Global Inc. (Rexnord Corp.), Term Loan, 3.063% - 3.625%,
          7/22/13 .........................................................   United States         1,480,000             1,208,667
       TransDigm Inc., Term Loan B, 3.227%, 6/23/13 .......................   United States         1,140,583             1,035,079
                                                                                                                     --------------
                                                                                                                          2,717,276
                                                                                                                     --------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.7%
       ARAMARK Corp.,
             Synthetic L/C, 2.336%, 1/26/14 ...............................   United States           386,804               337,003
             Term Loan B, 3.095%, 1/26/14 .................................   United States         6,088,553             5,304,652
   (f) Duratek Inc. (EnergySolutions), Term Loan B, 4.15%, 6/07/13 ........   United States           180,645               160,774
   (f) EnergySolutions LLC,
             Synthetic L/C, 4.50%, 6/07/13 ................................   United States            25,018                22,266
             Term Loan B, 4.15%, 6/07/13 ..................................   United States           376,520               335,103
   (g) EnviroSolutions Inc., Initial Term Loan, PIK, 10.50%, 7/07/12 ......   United States         1,605,983               804,999
       Nielsen Finance LLC (VNU Inc.), Dollar Term Loan, 2.533%,
          8/09/13 .........................................................   United States           513,565               402,007
                                                                                                                     --------------
                                                                                                                          7,366,804
                                                                                                                     --------------


                    Quarterly Statements of Investments | 51

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                 COUNTRY/         PRINCIPAL
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                               ORGANIZATION        AMOUNT(d)              VALUE
       -----------------------------------------                              --------------   --------------        --------------
   (e) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       CONSUMER DURABLES & APPAREL 0.5%
       Jarden Corp.,
             Term Loan B1, 2.97%, 1/24/12 .................................   United States         1,801,131        $    1,616,515
             Term Loan B2, 2.97% - 4.00%, 1/24/12 .........................   United States         2,861,915             2,568,568
       Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.497%,
          12/21/11 ........................................................   United States         1,650,997             1,465,260
                                                                                                                     --------------
                                                                                                                          5,650,343
                                                                                                                     --------------
       CONSUMER SERVICES 1.0%
       Affinion Group Inc., Term Loan B, 3.018% - 3.751%, 10/17/12 ........   United States         1,528,178             1,234,233
       Education Management LLC, Term Loan C, 3.00%, 6/01/13 ..............   United States         4,283,910             3,689,517
   (f) Kuilima Resort Co. (Turtle Bay), First Lien Term Loan, 9.00%,
          9/30/10 .........................................................   United States         5,068,211             2,012,080
       Penn National Gaming Inc., Term Loan B, 2.27% - 2.99%,
          10/03/12 ........................................................   United States         3,675,127             3,311,374
                                                                                                                     --------------
                                                                                                                         10,247,204
                                                                                                                     --------------
       DIVERSIFIED FINANCIALS 0.2%
       TD Ameritrade Holding Corp., Term Loan B, 2.06%, 12/31/12 ..........   United States         2,011,610             1,889,907
                                                                                                                     --------------
       FOOD, BEVERAGE & TOBACCO 0.5%
       Constellation Brands Inc., Term Loan B, 2.063% - 2.813%,
          6/05/13 .........................................................   United States         1,909,262             1,797,690
       Dean Foods Co., Term Loan B, 2.02% - 2.72%, 4/02/14 ................   United States         4,066,064             3,675,978
                                                                                                                     --------------
                                                                                                                          5,473,668
                                                                                                                     --------------
       HEALTH CARE EQUIPMENT & SERVICES 2.1%
   (f) Bausch and Lomb Inc.,
             Delayed Draw Term Loan, 5.50%, 4/28/15 .......................   United States           568,727               488,394
             Parent Term Loan B, 5.50%, 4/28/15 ...........................   United States         2,252,158             1,934,041
       Community Health Systems Inc.,
             Delayed Draw Term Loan, 2.768%, 7/25/14 ......................   United States           367,010               318,106
             Term Loan, 2.768% - 3.506%, 7/25/14 ..........................   United States         7,192,769             6,234,332
       DaVita Inc., Term Loan B-1, 2.02% - 2.94%, 10/05/12 ................   United States         1,711,507             1,591,701
       DJO Finance LLC, Term Loan B, 3.518% - 4.22%, 5/20/14 ..............   United States         2,221,741             1,897,367
       Fresenius Medical Care Holdings Inc., Term Loan B,
          2.535% - 2.674%, 3/31/13 ........................................      Germany            2,655,337             2,466,145
       HCA Inc.,
             Term Loan A-1, 3.22%, 11/19/12 ...............................   United States         1,947,993             1,689,154
             Term Loan B-1, 3.47%, 11/18/13 ...............................   United States         3,892,327             3,321,128
       LifePoint Hospitals Inc., Term Loan B, 2.885%, 4/15/12 .............   United States         1,525,302             1,408,998
                                                                                                                     --------------
                                                                                                                         21,349,366
                                                                                                                     --------------


                    52 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                 COUNTRY/        PRINCIPAL
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                               ORGANIZATION       AMOUNT(d)               VALUE
       -----------------------------------------                              --------------   --------------        --------------
   (e) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       MATERIALS 1.3%
       Celanese U.S. Holdings LLC, Dollar Term Loan, 2.935%,
          4/02/14 .........................................................   United States         3,515,706        $    3,021,110
       Georgia-Pacific LLC,
             Additional Term Loan, 2.518% - 3.293%, 12/20/12 ..............   United States           563,875               498,765
             Term Loan B, 2.518% - 3.293%, 12/20/12 .......................   United States         4,418,902             3,908,656
       Nalco Co., Term Loan B, 2.313% - 4.188%, 11/04/10 ..................   United States         2,156,300             2,100,033
       Novelis Corp., US Term Loan, 3.22%, 7/07/14 ........................   United States         2,792,920             1,773,504
       Rockwood Specialties Group Inc., Term Loan E, 2.268%,
          7/30/12 .........................................................   United States         2,669,183             2,346,975
                                                                                                                     --------------
                                                                                                                         13,649,043
                                                                                                                     --------------
       MEDIA 1.4%
   (f) Cinemark USA Inc., Term Loan, 4.00%, 10/05/13 ......................   United States           654,743               595,232
       CSC Holdings Inc. (Cablevision), Incremental Term Loan, 2.306%,
          3/29/13 .........................................................   United States         3,595,498             3,270,404
       DIRECTV Holdings LLC, Term Loan B, 2.018%, 4/13/13 .................   United States         1,150,586             1,081,289
       Discovery Communications Inc., Term Loan B, 3.22%, 5/14/14 .........   United States           384,668               357,104
       Metro-Goldwyn-Mayer Inc., Term Loan B, 3.768%, 4/08/12 .............   United States         2,180,820               985,004
       Regal Cinemas Corp., Term Loan, 4.97%, 10/27/13 ....................   United States         3,447,036             3,197,126
   (h) Tribune Co., Incremental Term Loan, 5.25%, 5/14/14 .................   United States         4,943,155             1,113,757
       UPC Financing Partnership, Term Loan N, 2.247%,
          12/31/14 ........................................................   Netherlands           4,435,416             3,854,376
                                                                                                                     --------------
                                                                                                                         14,454,292
                                                                                                                     --------------
       SOFTWARE & SERVICES 0.8%
   (f) Affiliated Computer Services Inc.,
             Additional Term Loan, 2.508% - 2.564%, 3/20/13 ...............   United States         3,734,177             3,492,389
             Term Loan B, 2.52%, 3/20/13 ..................................   United States           454,685               425,245
       Lender Processing Services Inc., Term Loan B, 3.018%, 7/02/14 ......   United States           380,831               368,930
       SunGard Data Systems Inc., New U.S. Term Loan,
          2.283% - 2.991%, 2/28/14 ........................................   United States         4,333,854             3,694,611
                                                                                                                     --------------
                                                                                                                          7,981,175
                                                                                                                     --------------
       TELECOMMUNICATION SERVICES 0.4%
       Hawaiian Telecom Communications Inc., Term Loan C, 4.75%,
          6/01/14 .........................................................   United States         1,507,035               699,695
       Intelsat Corp. (Panamsat),
             Tranche B-2-A, 4.75%, 1/03/14 ................................   United States            63,813                55,645
             Tranche B-2-B, 4.75%, 1/03/14 ................................   United States            63,794                55,629
             Tranche B-2-C, 4.75%, 1/03/14 ................................   United States            63,794                55,628
       Intelsat Corp. (Panamsat), Incremental Term Loan, 4.75%,
          1/01/14 .........................................................   United States           291,555               257,297
   (f) NTELOS Inc., Term Loan B-1, 2.77%, 8/24/11 .........................   United States           289,852               269,273
       Windstream Corp., Tranche B-1, 2.59%, 7/17/13 ......................   United States         3,256,173             3,009,925
                                                                                                                     --------------
                                                                                                                          4,403,092
                                                                                                                     --------------


                    Quarterly Statements of Investments | 53

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                 COUNTRY/         PRINCIPAL
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                               ORGANIZATION        AMOUNT(d)              VALUE
       -----------------------------------------                              --------------   --------------        --------------
   (e) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       UTILITIES 0.2%
       NRG Energy Inc.,
             Credit Link, 1.12%, 2/01/13 ..................................    United States          890,930        $      804,250
             Term Loan, 2.72%, 2/01/13 ....................................    United States        1,667,475             1,505,243
                                                                                                                     --------------
                                                                                                                          2,309,493
                                                                                                                     --------------
       TOTAL SENIOR FLOATING RATE INTERESTS
          (COST $109,694,055) .............................................                                              98,615,990
                                                                                                                     --------------
       CORPORATE BONDS 38.4%
       AUTOMOBILES & COMPONENTS 0.5%
       Ford Motor Credit Co. LLC, senior note,
             9.75%, 9/15/10 ...............................................    United States        2,000,000             1,645,796
             9.875%, 8/10/11 ..............................................    United States        3,500,000             2,651,166
   (c) TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 .............    United States        2,900,000             1,218,000
                                                                                                                     --------------
                                                                                                                          5,514,962
                                                                                                                     --------------
       BANKS 1.2%
       BB&T Capital Trust IV, junior sub. bond, 6.82%, 6/12/77 ............    United States        3,200,000             1,357,552
(c, i) BNP Paribas, 144A, 7.195%, Perpetual ...............................       France            3,500,000             1,794,905
       HSBC Holdings PLC, sub. note, 6.50%, 9/15/37 .......................   United Kingdom        3,500,000             2,875,709
       Svensk Exportkredit AB, senior note, 7.625%, 6/30/14 ...............       Sweden            1,335,000    NZD        755,057
       UBS AG Stamford, senior note, 5.875%, 12/20/17 .....................    United States        3,500,000             3,017,196
       Wells Fargo & Co., senior note, 5.625%, 12/11/17 ...................    United States        1,500,000             1,371,816
   (i) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual ...................    United States        2,900,000             1,406,500
   (i) Wells Fargo Capital XV, pfd., 9.75%, Perpetual .....................    United States          600,000               447,000
                                                                                                                     --------------
                                                                                                                         13,025,735
                                                                                                                     --------------
       CAPITAL GOODS 1.2%
   (c) Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15 .....    United States        2,900,000             1,392,000
       Case New Holland Inc., senior note, 7.125%, 3/01/14 ................    United States        3,000,000             2,220,000
       Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%,
          4/15/14 .........................................................    United States        1,700,000             1,699,864
       L-3 Communications Corp., senior sub. note,
             5.875%, 1/15/15 ..............................................    United States        2,000,000             1,865,000
             6.375%, 10/15/15 .............................................    United States        1,000,000               947,500
       Nortek Inc., senior note, 10.00%, 12/01/13 .........................    United States          300,000               126,750
       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ............    United States        3,200,000             2,608,000
       RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 ............    United States        3,000,000             1,485,000
                                                                                                                     --------------
                                                                                                                         12,344,114
                                                                                                                     --------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.7%
       ARAMARK Corp., senior note, 8.50%, 2/01/15 .........................    United States        3,400,000             3,145,000
       Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ...............    United States        1,000,000               997,500
       JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
          5/15/13 .........................................................    United States        1,300,000               981,500
       JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .........    United States        1,900,000             1,729,000
                                                                                                                     --------------
                                                                                                                          6,853,000
                                                                                                                     --------------


                    54 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                 COUNTRY/         PRINCIPAL
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                               ORGANIZATION        AMOUNT(d)              VALUE
       -----------------------------------------                              --------------   --------------        --------------
       CORPORATE BONDS (CONTINUED)
       CONSUMER DURABLES & APPAREL 0.9%
       D.R. Horton Inc., senior note, 6.50%, 4/15/16 ......................   United States         3,000,000        $    2,370,000
       Jarden Corp., senior sub. note, 7.50%, 5/01/17 .....................   United States         2,900,000             2,349,000
       Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ...............   United States         2,500,000             2,381,250
       KB Home, senior note,
             6.25%, 6/15/15 ...............................................   United States         2,000,000             1,560,000
             7.25%, 6/15/18 ...............................................   United States           500,000               380,000
                                                                                                                     --------------
                                                                                                                          9,040,250
                                                                                                                     --------------
       CONSUMER SERVICES 1.1%
   (c) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 .....................   United States         2,500,000                 6,528
       Host Hotels & Resorts LP, senior note,
             6.875%, 11/01/14 .............................................   United States           200,000               155,000
             K, 7.125%, 11/01/13 ..........................................   United States         2,300,000             1,868,750
             M, 7.00%, 8/15/12 ............................................   United States         1,100,000               935,000
       MGM MIRAGE, senior note, 6.625%, 7/15/15 ...........................   United States         5,000,000             1,768,750
       Pinnacle Entertainment Inc., senior sub. note,
             8.25%, 3/15/12 ...............................................   United States           200,000               176,000
             8.75%, 10/01/13 ..............................................   United States         2,200,000             1,947,000
       Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ..........   United States         3,500,000             1,627,500
       Starwood Hotels & Resorts Worldwide Inc., senior note, 6.75%,
          5/15/18 .........................................................   United States         3,500,000             2,363,939
   (h) Station Casinos Inc.,
             senior note, 6.00%, 4/01/12 ..................................   United States           700,000               178,500
             senior note, 7.75%, 8/15/16 ..................................   United States           700,000               164,500
             senior sub. note, 6.50%, 2/01/14 .............................   United States           300,000                16,500
             senior sub. note, 6.875%, 3/01/16 ............................   United States         1,000,000                55,000
                                                                                                                     --------------
                                                                                                                         11,262,967
                                                                                                                     --------------
       DIVERSIFIED FINANCIALS 3.8%
       American Express Co., senior note, 7.00%, 3/19/18 ..................   United States         3,000,000             2,652,324
       American Express Credit Corp., senior note, C, 7.30%, 8/20/13 ......   United States         1,200,000             1,115,323
       Bank of America Corp.,
   (i)       pfd., sub. bond, M, 8.125%, Perpetual ........................   United States         5,000,000             2,056,700
             senior note, 5.65%, 5/01/18 ..................................   United States         1,500,000             1,254,360
       Capmark Financial Group Inc., senior note, 6.30%, 5/10/17 ..........   United States         1,800,000               335,158
       Citigroup Inc.,
             senior note, 6.125%, 11/21/17 ................................   United States         1,800,000             1,564,115
             sub. note, 5.00%, 9/15/14 ....................................   United States         4,500,000             2,988,207
       The Export-Import Bank of Korea, senior note, 8.125%, 1/21/14 ......    South Korea          2,770,000             2,867,221
       General Electric Capital Corp.,
             senior bond, 5.875%, 1/14/38 .................................   United States         1,500,000             1,075,685
             senior note, A, 8.50%, 4/06/18 ...............................   United States        64,000,000    MXN      3,858,266
   (c) GMAC LLC, senior note, 144A,
             7.25%, 3/02/11 ...............................................   United States         1,583,000             1,172,623
             6.875%, 9/15/11 ..............................................   United States         1,400,000               995,554
             6.875%, 8/28/12 ..............................................   United States         1,139,000               765,670


                    Quarterly Statements of Investments | 55

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                 COUNTRY/         PRINCIPAL
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                               ORGANIZATION       AMOUNT(d)               VALUE
       -----------------------------------------                              --------------   --------------        --------------
       CORPORATE BONDS (CONTINUED)
       DIVERSIFIED FINANCIALS (CONTINUED)
       The Goldman Sachs Group Inc., sub. note, 6.75%, 10/01/37 ...........    United States        4,500,000        $    3,145,208
       JPMorgan Chase & Co.,
             6.00%, 1/15/18 ...............................................    United States        1,500,000             1,518,719
   (i)       junior sub. note, 1, 7.90%, Perpetual ........................    United States        1,800,000             1,159,112
       JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37 .............    United States        5,000,000             3,159,811
   (h) Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14 .........    United States        5,500,000               728,750
       Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17 ..............    United States        3,500,000             2,516,115
       Morgan Stanley, senior note, 6.00%, 4/28/15 ........................    United States        4,500,000             4,259,416
                                                                                                                     --------------
                                                                                                                         39,188,337
                                                                                                                     --------------
       ENERGY 5.8%
       Baker Hughes Inc., senior note, 7.50%, 11/15/18 ....................    United States        2,800,000             3,190,015
       Canadian Natural Resources Ltd., 5.90%, 2/01/18 ....................       Canada            3,500,000             3,141,040
       Chesapeake Energy Corp., senior note,
             7.625%, 7/15/13 ..............................................    United States          700,000               647,500
             6.625%, 1/15/16 ..............................................    United States          100,000                83,750
             6.25%, 1/15/18 ...............................................    United States        3,300,000             2,590,500
             7.25%, 12/15/18 ..............................................    United States          300,000               247,875
       Compagnie Generale de Geophysique-Veritas, senior note,
             7.50%, 5/15/15 ...............................................       France            2,300,000             1,840,000
             7.75%, 5/15/17 ...............................................       France              900,000               693,000
       ConocoPhillips, 5.75%, 2/01/19 .....................................    United States        4,000,000             4,037,020
       Copano Energy LLC, senior note,
             8.125%, 3/01/16 ..............................................    United States        2,900,000             2,465,000
   (c)       144A, 7.75%, 6/01/18 .........................................    United States          200,000               160,000
       El Paso Corp., senior note, 12.00%, 12/12/13 .......................    United States        2,600,000             2,782,000
   (c) Kazmunaigaz Finance Sub BV, 144A, 9.125%, 7/02/18 ..................     Kazakhstan          2,400,000             1,776,000
       Mariner Energy Inc., senior note, 7.50%, 4/15/13 ...................    United States        2,900,000             2,160,500
       MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14 .........    United States        3,200,000             2,272,000
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ..............    United States          400,000               392,000
   (c) Petrohawk Energy Corp., senior note, 144A, 10.50%, 8/01/14 .........    United States        2,800,000             2,800,000
   (c) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ..........     Switzerland         3,300,000             2,458,500
       Plains Exploration & Production Co., senior note,
             10.00%, 3/01/16 ..............................................    United States          200,000               190,000
             7.625%, 6/01/18 ..............................................    United States        3,200,000             2,608,000
       Quicksilver Resources Inc., senior note, 8.25%, 8/01/15 ............    United States        3,200,000             2,080,000
   (c) SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18 ...........    United States        3,000,000             2,220,000
       Smith International Inc., senior note, 9.75%, 3/15/19 ..............    United States        3,500,000             3,664,157
       Tesoro Corp., senior note, 6.50%, 6/01/17 ..........................    United States        3,800,000             2,888,000
       Valero Energy Corp., senior note, 10.50%, 3/15/39 ..................    United States        3,300,000             3,412,395
       Weatherford International Ltd., senior note,
             6.00%, 3/15/18 ...............................................    United States        3,000,000             2,453,820
             9.625%, 3/01/19 ..............................................    United States          600,000               621,974


                    56 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                 COUNTRY/         PRINCIPAL
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                               ORGANIZATION       AMOUNT(d)               VALUE
       -----------------------------------------                              --------------   --------------        --------------
       CORPORATE BONDS (CONTINUED)
       ENERGY (CONTINUED)
       The Williams Cos. Inc., senior note,
             7.625%, 7/15/19 ..............................................   United States         1,000,000        $      936,615
             7.875%, 9/01/21 ..............................................   United States         1,600,000             1,482,823
             8.75%, 3/15/32 ...............................................   United States           600,000               545,762
   (c) Woodside Finance Ltd., 144A, 8.75%, 3/01/19 ........................     Australia           3,400,000             3,353,702
                                                                                                                     --------------
                                                                                                                         60,193,948
                                                                                                                     --------------
       FOOD & STAPLES RETAILING 0.6%
       CVS Caremark Corp., 6.60%, 3/15/19 .................................   United States         2,100,000             2,125,600
       The Kroger Co.,
             6.15%, 1/15/20 ...............................................   United States         2,000,000             1,983,474
             senior note, 7.50%, 1/15/14 ..................................   United States         1,600,000             1,777,827
                                                                                                                     --------------
                                                                                                                          5,886,901
                                                                                                                     --------------
       FOOD, BEVERAGE & TOBACCO 2.9%
       Altria Group Inc.,
             senior bond, 9.25%, 8/06/19 ..................................   United States         1,000,000             1,071,713
             senior note, 9.70%, 11/10/18 .................................   United States         2,900,000             3,163,662
   (c) Anheuser-Busch InBev NV, senior note, 144A, 7.75%,
          1/15/19 .........................................................   United States         4,300,000             4,297,708
   (c) BAT International Finance PLC, senior note, 144A, 9.50%,
          11/15/18 ........................................................   United Kingdom        1,800,000             2,048,839
   (c) Cargill Inc.,
             144A, 5.20%, 1/22/13 .........................................   United States           500,000               489,810
             144A, 6.00%, 11/27/17 ........................................   United States         2,000,000             1,883,368
             senior note, 144A, 7.35%, 3/06/19 ............................   United States         1,000,000             1,020,721
       Dean Foods Inc., senior note, 7.00%, 6/01/16 .......................   United States         3,100,000             2,960,500
       Diageo Capital PLC, senior note, 7.375%, 1/15/14 ...................   United Kingdom        1,200,000             1,329,300
   (c) Dole Food Co. Inc, senior note, 144A, 13.875%, 3/15/14 .............   United States         2,700,000             2,639,250
       Philip Morris International Inc., 5.65%, 5/16/18 ...................   United States         2,900,000             2,888,571
       Reynolds American Inc., senior secured note, 7.625%,
          6/01/16 .........................................................   United States         2,700,000             2,393,844
       Smithfield Foods Inc., senior note, 7.75%,
             5/15/13 ......................................................   United States         1,500,000             1,012,500
             7/01/17 ......................................................   United States         1,500,000               937,500
   (c) Tyson Foods Inc., senior note, 144A, 10.50%, 3/01/14 ...............   United States         1,600,000             1,640,000
                                                                                                                     --------------
                                                                                                                         29,777,286
                                                                                                                     --------------
       HEALTH CARE EQUIPMENT & SERVICES 2.8%
       Coventry Health Care Inc., senior note,
             6.30%, 8/15/14 ...............................................   United States         1,500,000             1,021,125
             5.95%, 3/15/17 ...............................................   United States         1,300,000               829,295
       DaVita Inc., senior sub. note, 7.25%, 3/15/15 ......................   United States         3,200,000             3,092,000
       FMC Finance III SA, senior note, 6.875%, 7/15/17 ...................      Germany            2,500,000             2,456,250
       Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11 ...........      Germany              700,000               712,250
   (c) Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15 .........      Germany            1,800,000             1,863,000


                    Quarterly Statements of Investments | 57

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                 COUNTRY/         PRINCIPAL
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                               ORGANIZATION       AMOUNT(d)               VALUE
       -----------------------------------------                              --------------   --------------        --------------
       CORPORATE BONDS (CONTINUED)
       HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
       HCA Inc.,
             senior note, 6.50%, 2/15/16 ..................................    United States          800,000        $      528,000
             senior secured note, 9.125%, 11/15/14 ........................    United States        4,000,000             3,770,000
   (g)       senior secured note, PIK, 9.625%, 11/15/16 ...................    United States        1,000,000               800,000
       Medco Health Solutions Inc., 7.125%, 3/15/18 .......................    United States        2,500,000             2,486,832
       Quest Diagnostics Inc., 6.40%, 7/01/17 .............................    United States        2,800,000             2,678,021
       Tenet Healthcare Corp., senior note,
             9.875%, 7/01/14 ..............................................    United States          900,000               706,500
   (c)       144A, 9.00%, 5/01/15 .........................................    United States        1,150,000             1,115,500
   (c)       144A, 10.00%, 5/01/18 ........................................    United States        1,150,000             1,118,375
(e, g) U.S. Oncology Holdings Inc., senior note, PIK, FRN, 6.904%,
          3/15/12 .........................................................    United States        3,244,782             1,979,317
   (g) United Surgical Partners International Inc., senior sub. note, PIK,
          9.25%, 5/01/17 ..................................................    United States        2,600,000             1,807,000
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
          10/01/14 ........................................................    United States        3,000,000             2,662,500
                                                                                                                     --------------
                                                                                                                         29,625,965
                                                                                                                     --------------
       INSURANCE 0.3%
(c, e) MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%,
          4/08/68 .........................................................    United States          800,000               448,686
       MetLife Inc.,
           7.717%, 2/15/19 ................................................    United States        1,000,000               898,736
   (e)     junior sub. note, FRN, 6.40%, 12/15/66 .........................    United States        2,000,000               810,380
           senior note, A, 6.817%, 8/15/18 ................................    United States        1,000,000               860,522
                                                                                                                     --------------
                                                                                                                          3,018,324
                                                                                                                     --------------
       MATERIALS 1.9%
       Crown Americas Inc., senior note, 7.75%, 11/15/15 ..................    United States        3,200,000             3,232,000
       Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
          4/01/17 .........................................................    United States        2,900,000             2,715,325
       Huntsman International LLC, senior sub. note, 7.875%,
          11/15/14 ........................................................    United States        3,100,000             1,286,500
   (c) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%,
          2/15/16 .........................................................   United Kingdom        3,800,000               237,500
   (c) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 .............   United States         2,900,000             1,015,000
       Nalco Co., senior sub. note, 8.875%, 11/15/13 ......................    United States        2,900,000             2,798,500
       NewPage Corp., senior secured note, 10.00%, 5/01/12 ................    United States        3,200,000             1,128,000
       Owens-Brockway Glass Container Inc., senior note, 6.75%,
          12/01/14 ........................................................    United States        2,800,000             2,702,000
       RPM International Inc., 6.50%, 2/15/18 .............................    United States        2,800,000             2,470,841
       Smurfit Kappa Funding PLC, senior sub. note, 7.75%, 4/01/15 ........       Ireland             200,000               118,500
       Solo Cup Co., senior sub. note, 8.50%, 2/15/14 .....................    United States          300,000               220,500
   (c) Xstrata Finance Canada Ltd., 144A, 5.80%, 11/15/16 .................   United Kingdom        3,400,000             2,188,148
                                                                                                                     --------------
                                                                                                                         20,112,814
                                                                                                                     --------------


                    58 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                 COUNTRY/         PRINCIPAL
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                               ORGANIZATION       AMOUNT(d)               VALUE
       -----------------------------------------                              --------------   --------------        --------------
       CORPORATE BONDS (CONTINUED)
       MEDIA 4.2%
   (c) British Sky Broadcasting Group PLC, senior note, 144A, 6.10%,
          2/15/18 .........................................................   United Kingdom        3,500,000        $    3,051,181
   (h) CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ...............       Canada            2,700,000               540,000
(h, j) CCH I LLC, senior secured note, 11.00%, 10/01/15 ...................    United States        1,400,000               157,500
(h, j) CCH II LLC, senior note, 10.25%, 9/15/10 ...........................    United States        3,700,000             3,140,967
       Comcast Corp., senior note, 6.30%, 11/15/17 ........................    United States        3,600,000             3,509,298
       CSC Holdings Inc.,
             senior deb., 7.625%, 7/15/18 .................................    United States        2,100,000             1,900,500
             senior note, 6.75%, 4/15/12 ..................................    United States          300,000               290,250
   (c)       senior note, 144A, 8.50%, 4/15/14 ............................    United States          400,000               396,000
       Dex Media Inc.,
             senior disc. note, 9.00%, 11/15/13 ...........................    United States          600,000                78,000
             senior note, B, 8.00%, 11/15/13 ..............................    United States        1,600,000               208,000
       Dex Media West Finance, senior sub. note, 9.875%, 8/15/13 ..........    United States        2,200,000               445,500
       DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16 .................    United States        2,700,000             2,659,500
       EchoStar DBS Corp., senior note,
             6.375%, 10/01/11 .............................................    United States        2,900,000             2,805,750
             7.125%, 2/01/16 ..............................................    United States        1,500,000             1,350,000
   (h)     Idearc Inc., senior note, 8.00%, 11/15/16 ......................    United States        3,400,000               106,250
       Lamar Media Corp.,
   (c)       senior note, 144A, 9.75%, 4/01/14 ............................    United States          300,000               293,625
             senior sub. note, 7.25%, 1/01/13 .............................    United States        2,800,000             2,425,500
             senior sub. note, B, 6.625%, 8/15/15 .........................    United States          400,000               290,000
       Liberty Media Corp., senior note, 5.70%, 5/15/13 ...................    United States        3,000,000             2,242,869
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .............    United States        2,700,000             1,417,500
       Quebecor Media Inc., senior note, 7.75%, 3/15/16 ...................       Canada            2,900,000             2,218,500
       Radio One Inc., senior sub. note, 6.375%, 2/15/13 ..................    United States        2,800,000               616,000
       Reed Elsevier PLC, senior note, 8.625%, 1/15/19 ....................   United Kingdom        3,400,000             3,494,088
       Time Warner Cable Inc., senior note,
             8.25%, 2/14/14 ...............................................    United States        1,100,000             1,151,481
             6.75%, 7/01/18 ...............................................    United States        3,200,000             3,009,485
       Time Warner Inc., 7.625%, 4/15/31 ..................................    United States        3,200,000             2,870,141
(c, g) Univision Communications Inc., senior note, 144A, PIK, 9.75%,
          3/15/15 .........................................................    United States        3,300,000               346,500
       Viacom Inc., senior note, 6.875%, 4/30/36 ..........................    United States        4,000,000             2,929,560
                                                                                                                     --------------
                                                                                                                         43,943,945
                                                                                                                     --------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.9%
       Pfizer Inc., senior note, 6.20%, 3/15/19 ...........................    United States        4,200,000             4,487,721
   (c) Roche Holdings Inc., 144A, 6.00%, 3/01/19 ..........................    United States        4,500,000             4,643,761
                                                                                                                     --------------
                                                                                                                          9,131,482
                                                                                                                     --------------
       REAL ESTATE 0.5%
       Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 .........    United States        2,600,000             1,131,000
       Simon Property Group LP, senior note, 10.35%, 4/01/19 ..............    United States        4,200,000             4,089,821
                                                                                                                     --------------
                                                                                                                          5,220,821
                                                                                                                     --------------


                    Quarterly Statements of Investments | 59

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                 COUNTRY/         PRINCIPAL
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                               ORGANIZATION       AMOUNT(d)               VALUE
       -----------------------------------------                              --------------   --------------        --------------
       CORPORATE BONDS (CONTINUED)
       RETAILING 0.4%
       Dollar General Corp., senior note, 10.625%, 7/15/15 ................    United States        2,700,000        $    2,706,750
       Michaels Stores Inc., senior note, 10.00%, 11/01/14 ................    United States        3,300,000             1,571,625
                                                                                                                     --------------
                                                                                                                          4,278,375
                                                                                                                     --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%(a)
       Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 ........    United States        2,400,000               516,000
                                                                                                                     --------------
       SOFTWARE & SERVICES 0.3%
       SunGard Data Systems Inc.,
             senior note, 9.125%, 8/15/13 .................................    United States        2,100,000             1,837,500
             senior sub. note, 10.25%, 8/15/15 ............................    United States        1,900,000             1,339,500
                                                                                                                     --------------
                                                                                                                          3,177,000
                                                                                                                     --------------
       TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
       Celestica Inc., senior sub. note, 7.625%, 7/01/13 ..................       Canada            1,600,000             1,408,000
(c, h)     Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16 .......       Canada            2,700,000               499,500
       Sanmina-SCI Corp.,
(c, e)         senior note, 144A, FRN, 4.07%, 6/15/14 .....................    United States          500,000               277,500
               senior sub. note, 6.75%, 3/01/13 ...........................    United States        2,300,000               908,500
                                                                                                                     --------------
                                                                                                                          3,093,500
                                                                                                                     --------------
       TELECOMMUNICATION SERVICES 3.9%
       AT&T Corp., senior note, 6.70%, 11/15/13 ...........................    United States        3,600,000             3,854,234
       AT&T Inc., 5.80%, 2/15/19 ..........................................    United States          500,000               490,481
       Crown Castle International Corp., senior note, 9.00%, 1/15/15 ......    United States        2,800,000             2,821,000
   (c) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 .............       Jamaica           2,900,000             1,885,000
       Embarq Corp., senior note, 7.082%, 6/01/16 .........................    United States        2,500,000             2,253,045
       Inmarsat Finance PLC, senior note, 10.375%, 11/15/12 ...............   United Kingdom        3,200,000             3,296,000
       Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16 ................       Bermuda           1,200,000             1,170,000
   (c) Intelsat Subsidiary Holding Co. Ltd., senior note, 144A, 8.50%,
          1/15/13 .........................................................       Bermuda           3,500,000             3,316,250
       MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 ...............    United States        3,200,000             3,120,000
       Millicom International Cellular SA, senior note, 10.00%,
          12/01/13 ........................................................     Luxembourg          3,000,000             2,947,500
       Qwest Communications International Inc., senior note, 7.50%,
          2/15/14 .........................................................    United States        2,700,000             2,349,000
       Telecom Italia Capital, senior note,
             4.95%, 9/30/14 ...............................................        Italy            3,500,000             3,001,902
             6.999%, 6/04/18 ..............................................        Italy              500,000               454,021
       Verizon Communications Inc., 6.10%, 4/15/18 ........................    United States          800,000               794,070
       Verizon New York Inc., senior deb.,
             A, 6.875%, 4/01/12 ...........................................    United States        2,700,000             2,768,167
             B, 7.375%, 4/01/32 ...........................................    United States          400,000               372,628
   (c) Verizon Wireless Capital LLC, 144A,
             7.375%, 11/15/13 .............................................    United States        1,800,000             1,932,628
             5.55%, 2/01/14 ...............................................    United States        1,000,000             1,002,346


                    60 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                 COUNTRY/         PRINCIPAL
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                               ORGANIZATION       AMOUNT(d)               VALUE
       -----------------------------------------                              --------------   --------------        --------------
       CORPORATE BONDS (CONTINUED)
       TELECOMMUNICATION SERVICES (CONTINUED)
   (c) Wind Acquisition Finance SA, senior note, 144A, 10.75%,
          12/01/15 ........................................................      Italy              3,100,000        $    3,084,500
                                                                                                                     --------------
                                                                                                                         40,912,772
                                                                                                                     --------------
       TRANSPORTATION 0.1%
   (c) Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 .................   United Kingdom        3,100,000             1,201,250
                                                                                                                     --------------
       UTILITIES 4.1%
       The AES Corp., senior note,
             8.00%, 10/15/17 ..............................................    United States        2,900,000             2,501,250
   (c)       144A, 8.00%, 6/01/20 .........................................    United States          600,000               489,000
       CenterPoint Energy Inc., senior note,
             6.125%, 11/01/17 .............................................    United States        1,800,000             1,552,241
             6.50%, 5/01/18 ...............................................    United States        1,000,000               838,410
       Dominion Resources Inc., 6.40%, 6/15/18 ............................    United States        2,900,000             2,898,054
       Duke Energy Corp., senior note, 6.30%, 2/01/14 .....................    United States        3,500,000             3,588,389
       Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 .................    United States        3,500,000             2,388,750
   (c) E.ON International Finance BV, 144A, 5.80%, 4/30/18 ................      Germany            3,000,000             2,956,668
       Edison Mission Energy, senior note, 7.00%, 5/15/17 .................   United States         2,800,000             2,058,000
   (c) Electricite De France, 144A, 6.50%, 1/26/19 ........................       France            3,400,000             3,509,579
   (c) Enel Finance International, senior bond, 144A, 6.25%, 9/15/17 ......     Luxembourg          1,100,000               998,513
   (c) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 .............     Netherlands         3,200,000             2,912,000
       Mirant North America LLC, senior note, 7.375%, 12/31/13 ............    United States        3,200,000             2,912,000
       NRG Energy Inc., senior note,
       7.25%, 2/01/14 .....................................................    United States          700,000               659,750
       7.375%, 2/01/16 ....................................................    United States        3,200,000             2,984,000
       PG&E Corp., senior note, 5.75%, 4/01/14 ............................    United States        3,500,000             3,539,553
       Sempra Energy, senior note, 9.80%, 2/15/19 .........................    United States        3,400,000             3,772,772
       Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%,
          11/01/15 ........................................................    United States        5,000,000             2,525,000
                                                                                                                     --------------
                                                                                                                         43,083,929
                                                                                                                     --------------
       TOTAL CORPORATE BONDS (COST $489,529,028) ..........................                                             400,403,677
                                                                                                                     --------------
       CONVERTIBLE BONDS (COST $1,737,959) 0.2%
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.2%
       Mylan Inc., cvt., senior note, 1.25%, 3/15/12 ......................    United States        2,000,000             1,722,500
                                                                                                                     --------------
       ASSET-BACKED SECURITIES AND COMMERCIAL
       MORTGAGE-BACKED SECURITIES 6.4%
       BANKS 3.3%
   (e) Banc of America Commercial Mortgage Inc., 2005-6, A4, FRN,
          5.35%, 9/10/47 ..................................................    United States        2,000,000             1,543,535
   (e) Citibank Credit Card Issuance Trust, 2005-A3, A3, FRN, 0.592%,
          4/24/14 .........................................................    United States        1,000,000               905,159


                    Quarterly Statements of Investments | 61

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                 COUNTRY/         PRINCIPAL
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                               ORGANIZATION       AMOUNT(d)               VALUE
       -----------------------------------------                              --------------   --------------        --------------
       ASSET-BACKED SECURITIES AND COMMERCIAL
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       BANKS (CONTINUED)
       Citigroup/Deutsche Bank Commercial Mortgage Trust,
   (e)       2005-CD1, A4, FRN, 5.399%, 7/15/44 ...........................    United States        1,600,000        $    1,290,271
             2006-CD3, A5, 5.617%, 10/15/48 ...............................    United States        9,800,000             7,256,604
       Countrywide Asset-Backed Certificates,
             2004-7, AF4, 4.774%, 8/25/32 .................................    United States          126,454               125,421
             2005-11, AF4, 5.21%, 3/25/34 .................................    United States        1,275,000               653,578
       GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
          1/10/38 .........................................................    United States          934,225               838,696
       Greenwich Capital Commercial Funding Corp.,
             2004-GG1, A7, 5.317%, 6/10/36 ................................    United States        1,605,000             1,376,737
             2005-GG5, A5, 5.224%, 4/10/37 ................................    United States        4,995,000             3,901,759
   (e)       2006-GG7, A4, FRN, 6.114%, 7/10/38 ...........................    United States        4,000,000             2,915,768
       GS Mortgage Securities Corp. II,
             2003-C1, A3, 4.608%, 1/10/40 .................................    United States        1,100,000             1,008,981
   (e)       2006-GG6, A4, FRN, 5.553%, 4/10/38 ...........................    United States        4,000,000             3,189,666
       LB-UBS Commercial Mortgage Trust,
   (e)       2002-C2, A4, FRN, 5.594%, 6/15/31 ............................    United States        1,000,000               968,019
             2006-C1, A4, 5.156%, 2/15/31 .................................    United States        5,700,000             4,364,780
   (e) Morgan Stanley Capital I Trust, 2004-IQ7, A4, FRN, 5.538%,
          6/15/38 .........................................................    United States        4,000,000             3,386,974
                                                                                                                     --------------
                                                                                                                         33,725,948
                                                                                                                     --------------
       DIVERSIFIED FINANCIALS 3.1%
   (e) American Express Credit Account Master Trust, 2008-1, A, FRN,
          1.006%, 8/15/13 .................................................    United States        2,800,000             2,618,995
   (e) Chase Issuance Trust,
             2005-A9, A9, FRN, 0.576%, 11/15/11 ...........................    United States        1,000,000               988,989
             2007-A9, A9, FRN, 0.586%, 6/16/14 ............................    United States        5,000,000             4,476,093
             sub. note, 2006-A7, A, FRN, 0.566%, 2/15/13 ..................    United States          800,000               761,360
       Citigroup Commercial Mortgage Trust, 2008-C7, A4, 6.095%,
          12/10/49 ........................................................    United States        8,700,000             6,477,386
       JPMorgan Chase Commercial Mortgage Securities Corp.,
   (e)       2004-CB9, A4, FRN, 5.55%, 6/12/41 ............................    United States        5,096,445             4,195,791
             2004-LN2, A2, 5.115%, 7/15/41 ................................    United States          412,616               337,700
   (e)       2005-LDP5, A4, FRN, 5.344%, 12/15/44 .........................    United States        3,400,000             2,631,259
   (c) Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 ...........    United States            1,476                 1,468
   (e) MBNA Credit Card Master Note Trust, 2005-A4, A4, FRN, 0.596%,
          11/15/12 ........................................................    United States        1,000,000               963,869
   (e) MBNA Master Credit Card Trust II, 1997-B, A, FRN, 0.716%,
          8/15/14 .........................................................    United States       10,000,000             8,941,133
       Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%,
          4/25/32 .........................................................    United States          160,509               126,572
                                                                                                                     --------------
                                                                                                                         32,520,615
                                                                                                                     --------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
          MORTGAGE-BACKED SECURITIES (COST $79,805,342) ...................                                              66,246,563
                                                                                                                     --------------


                    62 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                 COUNTRY/         PRINCIPAL
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                               ORGANIZATION       AMOUNT(d)               VALUE
       -----------------------------------------                              --------------   --------------        --------------
       MORTGAGE-BACKED SECURITIES 14.3%
   (e) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.0%(a)
       FHLMC, 4.073%, 1/01/33 .............................................    United States          147,484        $      146,684
                                                                                                                     --------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 6.5%
       FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 ......................    United States        3,156,790             3,269,240
       FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19 ......................    United States        3,457,113             3,606,269
       FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19 .......................    United States          799,338               836,619
       FHLMC Gold 15 Year, 6.00%, 5/01/17 .................................    United States           29,263                30,829
       FHLMC Gold 15 Year, 6.50%, 5/01/16 .................................    United States           11,732                12,329
       FHLMC Gold 30 Year, 5.00%, 4/01/34 - 9/01/38 .......................    United States       16,969,209            17,528,309
       FHLMC Gold 30 Year, 5.50%, 3/01/33 - 7/01/38 .......................    United States       18,231,154            18,951,613
       FHLMC Gold 30 Year, 6.00%, 4/01/33 - 4/01/39 .......................    United States       12,840,201            13,452,527
       FHLMC Gold 30 Year, 6.50%, 12/01/23 - 8/01/38 ......................    United States        9,870,572            10,421,812
       FHLMC Gold 30 Year, 7.00%, 9/01/21 - 1/01/32 .......................    United States          131,000               141,530
       FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31 .......................    United States            2,742                 2,973
                                                                                                                     --------------
                                                                                                                         68,254,050
                                                                                                                     --------------
   (e) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.1%
       FNMA, 4.564%, 4/01/20 ..............................................    United States          139,758               141,151
       FNMA, 4.619%, 12/01/34 .............................................    United States          778,074               786,301
                                                                                                                     --------------
                                                                                                                            927,452
                                                                                                                     --------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 7.1%
       FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20 .............................    United States          627,656               649,869
       FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18 ............................    United States          668,547               698,872
       FNMA 15 Year, 5.50%, 10/01/16 - 4/01/21 ............................    United States        1,862,831             1,946,485
       FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16 .............................    United States           21,387                22,536
       FNMA 15 Year, 7.00%, 5/01/12 .......................................    United States            1,898                 1,969
   (f) FNMA 30 Year, 4.50%, 4/01/39 .......................................    United States        8,200,000             8,381,942
       FNMA 30 Year, 5.00%, 4/01/34 - 6/01/38 .............................    United States       15,415,812            15,929,710
       FNMA 30 Year, 5.50%, 8/01/33 - 5/01/36 .............................    United States       16,213,674            16,869,759
       FNMA 30 Year, 6.00%, 6/01/34 - 4/01/39 .............................    United States       19,527,904            20,447,929
       FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37 ............................    United States        8,084,001             8,531,982
       FNMA 30 Year, 7.50%, 9/01/31 .......................................    United States           22,359                24,223
                                                                                                                     --------------
                                                                                                                         73,505,276
                                                                                                                     --------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.6%
       GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34 .......................    United States        1,729,050             1,800,174
       GNMA I SF 30 Year, 5.50%, 12/15/32 - 6/15/36 .......................    United States        2,299,511             2,402,072
       GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32 .......................    United States           15,354                16,348
       GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32 .......................    United States          111,924               120,090
       GNMA I SF 30 Year, 7.50%, 9/15/30 ..................................    United States            2,579                 2,775
       GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 ......................    United States          473,752               492,331
       GNMA II SF 30 Year, 6.00%, 11/20/34 ................................    United States          584,619               611,630
       GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34 .......................    United States          212,780               225,477
       GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32 .......................    United States           57,024                61,001
                                                                                                                     --------------
                                                                                                                          5,731,898
                                                                                                                     --------------
       TOTAL MORTGAGE-BACKED SECURITIES
          (COST $142,133,413) .............................................                                             148,565,360
                                                                                                                     --------------


                    Quarterly Statements of Investments | 63

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                 COUNTRY/         PRINCIPAL
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                               ORGANIZATION       AMOUNT(d)               VALUE
       -----------------------------------------                              --------------   --------------        --------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 8.7%
       FHLMC,
             2.125%, 3/23/12 ..............................................    United States        3,000,000        $    3,024,948
             3.75%, 6/28/13 ...............................................    United States        3,000,000             3,190,305
             5.00%, 2/16/17 ...............................................    United States        3,000,000             3,304,158
             5.625%, 3/15/11 ..............................................    United States          500,000               539,976
             senior note, 4.75%, 3/05/12 ..................................    United States        6,000,000             6,505,134
       FNMA, 4.125%, 4/15/14 ..............................................    United States          700,000               753,276
       U.S. Treasury Bond,
             4.50%, 2/15/16 ...............................................    United States        5,600,000             6,466,253
             7.125%, 2/15/23 ..............................................    United States        4,980,000             7,006,237
             7.875%, 2/15/21 ..............................................    United States        3,600,000             5,223,377
       U.S. Treasury Note,
             3.50%, 12/15/09 ..............................................    United States        2,500,000             2,552,930
             4.00%, 8/31/09 ...............................................    United States        2,900,000             2,944,295
             4.125%, 5/15/15 ..............................................    United States        5,700,000             6,444,118
             4.25%, 8/15/14 ...............................................    United States        1,800,000             2,039,344
             4.625%, 2/15/17 ..............................................    United States        4,400,000             5,115,004
             4.75%, 8/15/17 ...............................................    United States        2,900,000             3,393,908
   (k) U.S. Treasury Bond, Index Linked, 2.375%, 1/15/25 ..................    United States        5,599,925             5,834,422
   (k) U.S. Treasury Note, Index Linked,
             1.625%, 1/15/15 ..............................................    United States        3,316,871             3,358,332
             2.00%, 1/15/14 ...............................................    United States        7,769,330             8,019,409
             2.00%, 7/15/14 ...............................................    United States        4,479,938             4,636,736
             2.00%, 1/15/16 ...............................................    United States        4,361,026             4,512,302
             2.50%, 7/15/16 ...............................................    United States        5,749,517             6,169,950
                                                                                                                     --------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $85,362,251) ..............................................                                              91,034,414
                                                                                                                     --------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 14.2%
       European Investment Bank, senior note, 1612/37, 6.50%,
          9/10/14 .........................................................  Supranational(l)       4,555,000    NZD      2,653,914
(e, m) Government of Argentina, senior bond, FRN, 1.683%, 8/03/12 .........      Argentina         36,637,000             8,744,877
       Government of Indonesia,
             FR17, 13.15%, 1/15/12 ........................................      Indonesia      2,300,000,000    IDR        208,005
             FR19, 14.25%, 6/15/13 ........................................      Indonesia     35,480,000,000    IDR      3,346,882
             FR20, 14.275%, 12/15/13 ......................................      Indonesia     23,637,000,000    IDR      2,239,941
             FR26, 11.00%, 10/15/14 .......................................      Indonesia      1,800,000,000    IDR        151,259
             FR34, 12.80%, 6/15/21 ........................................      Indonesia     39,455,000,000    IDR      3,414,538
             FR42, 10.25%, 7/15/27 ........................................      Indonesia     28,000,000,000    IDR      1,950,670
   (n)       senior bond, Reg S, 6.625%, 2/17/37 ..........................      Indonesia            330,000               223,592
   (n)       senior bond, Reg S, 6.875%, 1/17/18 ..........................      Indonesia          1,175,000               961,786
   (n)       senior bond, Reg S, 7.75%, 1/17/38 ...........................      Indonesia          4,000,000             3,060,000
   (n)       senior bond, Reg S, 8.50%, 10/12/35 ..........................      Indonesia            360,000               311,400
   (c)       senior note, 144A, 11.625%, 3/04/19 ..........................      Indonesia            840,000               911,225
   (n) Government of Iraq, Reg S, 5.80%, 1/15/28 ..........................         Iraq            1,190,000               606,900


                    64 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                 COUNTRY/         PRINCIPAL
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                               ORGANIZATION       AMOUNT(d)                VALUE
       -----------------------------------------                              --------------   --------------         --------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       Government of Malaysia,
             3.461%, 7/31/13 ..............................................      Malaysia           6,400,000    MYR  $    1,742,473
             3.756%, 4/28/11 ..............................................      Malaysia          18,465,000    MYR       5,182,640
             3.814%, 2/15/17 ..............................................      Malaysia          11,400,000    MYR       3,054,725
             4.24%, 2/07/18 ...............................................      Malaysia           6,600,000    MYR       1,869,072
       Government of Mexico,
             8.00%, 12/17/15 ..............................................       Mexico              350,000(o) MXN       2,525,843
             10.00%, 12/05/24 .............................................       Mexico            1,289,000(o) MXN      10,725,708
       Government of Poland,
             5.75%, 9/23/22 ...............................................       Poland           19,100,000    PLN       5,176,507
             6.25%, 10/24/15 ..............................................       Poland            3,870,000    PLN       1,121,579
       Government of Russia,
   (c)       144A, 7.50%, 3/31/30 .........................................       Russia            4,604,160              4,336,543
   (n)       senior bond, Reg S, 7.50%, 3/31/30 ...........................       Russia           19,824,000             18,671,730
       Government of South Africa, senior note, 5.875%, 5/30/22 ...........    South Africa         4,755,000              4,291,388
       Government of Sweden,
             4.00%, 12/01/09 ..............................................       Sweden           65,220,000    SEK       8,126,536
             5.50%, 10/08/12 ..............................................       Sweden           13,990,000    SEK       1,913,936
       Government of Venezuela,
             10.75%, 9/19/13 ..............................................     Venezuela           2,305,000              1,676,888
   (n)       senior bond, Reg S, 5.375%, 8/07/10 ..........................     Venezuela           3,035,000              2,610,252
       KfW Bankengruppe, senior note, 6.50%, 11/15/11 .....................      Germany            3,588,000    NZD       2,129,235
       Korea Development Bank, senior note, 8.00%, 1/23/14 ................    South Korea          4,100,000              4,223,566
       Korea Treasury Bond,
             0475-1112, 4.75%, 12/10/11 ...................................    South Korea      6,400,000,000    KRW       4,758,756
             0525-1209, 5.25%, 9/10/12 ....................................    South Korea      1,700,000,000    KRW       1,271,181
             0525-2703, 5.25%, 3/10/27 ....................................    South Korea      5,861,000,000    KRW       4,216,376
             0550-1709, 5.50%, 9/10/17 ....................................    South Korea     10,510,000,000    KRW       7,829,769
             0575-1809, 5.75%, 9/10/18 ....................................    South Korea      1,250,000,000    KRW         951,442
       New South Wales Treasury Corp., senior note, 5.50%, 3/01/17 ........     Australia           3,540,000    AUD       2,493,301
       Nota Do Tesouro Nacional,
             10.082%, 1/01/12 .............................................       Brazil                  900(p) BRL         379,145
             10.082%, 1/01/14 .............................................       Brazil                2,700(p) BRL       1,084,890
             10.082%, 1/01/17 .............................................       Brazil               23,200(p) BRL       8,907,611
   (q)       Index Linked, 6.00%, 5/15/15 .................................       Brazil                2,500(p) BRL       1,879,595
   (q)       Index Linked, 6.00%, 5/15/45 .................................       Brazil                1,725(p) BRL       1,183,412
       Province of Ontario, 6.25%, 6/16/15 ................................       Canada              997,000    NZD         549,828
       Queensland Treasury Corp.,
             13, 6.00%, 8/14/13 ...........................................     Australia             600,000    AUD         438,795
             17, 6.00%, 9/14/17 ...........................................     Australia           1,200,000    AUD         870,738
   (c)       144A, 7.125%, 9/18/17 ........................................     Australia           5,640,000    NZD       3,451,076
                                                                                                                      --------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $174,711,605) .............................................                                              148,429,525
                                                                                                                      --------------


                    Quarterly Statements of Investments | 65

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                 COUNTRY/         PRINCIPAL
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                               ORGANIZATION       AMOUNT(d)               VALUE
       -----------------------------------------                              --------------   --------------        --------------
       MUNICIPAL BONDS 2.9%
       Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay
          Area, Refunding, Series F1, 5.00%, 4/01/39 ......................    United States          315,000        $      293,734
       California State GO,
   (f)       6.00%, 4/01/38 ...............................................    United States        7,000,000             6,990,410
             Refunding, 5.00%, 4/01/38 ....................................    United States       12,000,000            10,311,480
       Chicago Board of Education GO, Refunding, Series C,
          Assured Guaranty, 5.25%, 12/01/26 ...............................    United States          940,000               970,127
       Chicago GO, Project and Refunding, Series A, FSA Insured, 5.00%,
          1/01/25 .........................................................    United States          250,000               254,420
       District of Columbia University Revenue, Georgetown University,
          Refunding, Series D, BHAC Insured, 5.50%, 4/01/36 ...............    United States          805,000               816,890
       Energy Northwest Electric Revenue, Columbia Generating Station,
          Refunding, Series A, 5.00%, 7/01/24 .............................    United States          805,000               817,647
       Kentucky State Municipal Power Agency Power System Revenue,
          Prairie State Project, Series A, BHAC Insured, 5.25%, 9/01/42 ...    United States        1,250,000             1,256,687
       Las Vegas Valley Water District GO, Refunding, Series A,
          MBIA Insured, 5.00%, 6/01/26 ....................................    United States          205,000               202,891
       Lewisville ISD, GO, School Building, 5.00%, 8/15/26 ................    United States          285,000               292,125
       Los Angeles USD, GO, Series I, 5.00%,
             7/01/26 ......................................................    United States           95,000                92,952
             7/01/27 ......................................................    United States          100,000                96,624
       Matanuska-Susitna Borough Lease Revenue, Goose Greek
          Correctional Center, Assured Guaranty,
             5.50%, 9/01/23 ...............................................    United States          835,000               910,292
             6.00%, 9/01/28 ...............................................    United States        1,045,000             1,121,933
       Metropolitan Water District of Southern California Waterworks
          Revenue, Series A, 5.00%, 7/01/37 ...............................    United States          750,000               727,860
       MTA Revenue,
             Series B, Assured Guaranty, 5.25%, 11/15/20 ..................    United States          355,000               382,867
             Transportation, Series A, FSA Insured, 5.50%, 11/15/21 .......    United States          335,000               367,642
       Palomar Pomerado Health GO, Election of 2004, Series A,
          MBIA Insured, 5.125%, 8/01/37 ...................................    United States        1,085,000               991,039
       Philadelphia GO, Series B, Assured Guaranty, 7.125%,
          7/15/38 .........................................................    United States          465,000               492,914
       Placentia-Yorba Linda USD, GO, 2008 Election, Series A, 5.25%,
          8/01/32 .........................................................    United States        1,250,000             1,230,087


                    66 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                 COUNTRY/         PRINCIPAL
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                               ORGANIZATION       AMOUNT(d)               VALUE
       -----------------------------------------                              --------------   --------------        --------------
       MUNICIPAL BONDS (CONTINUED)
       Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
             8/01/27 ......................................................    United States          370,000        $      130,677
             8/01/30 ......................................................    United States          370,000               104,000
             8/01/32 ......................................................    United States          460,000               113,496
             8/01/33 ......................................................    United States          245,000                56,394
       Regional Transportation District Sales Tax Revenue, Fastracks
          Project, Series A, AMBAC Insured, 5.00%, 11/01/27 ...............    United States          305,000               310,764
       San Bernardino Community College District GO, Election of 2002,
          Series A,
             6.375%, 8/01/26 ..............................................    United States          210,000               233,117
             6.50%, 8/01/27 ...............................................    United States          305,000               338,989
             6.50%, 8/01/28 ...............................................    United States          125,000               137,949
             6.25%, 8/01/33 ...............................................    United States          315,000               334,152
       San Mateo County Community College District GO, Election of 2001,
          Series C, MBIA Insured, zero cpn.,
             9/01/30 ......................................................    United States          895,000               243,807
             3/01/31 ......................................................    United States          245,000                63,925
                                                                                                                     --------------
       TOTAL MUNICIPAL BONDS (COST $31,940,201) ...........................                                              30,687,891
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $1,122,550,273) ...........................................                                             987,308,665
                                                                                                                     --------------
       SHORT TERM INVESTMENTS 3.6%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $9,063,375) 0.8%
   (r) Egypt Treasury Bills, 6/09/09 - 9/22/09 ............................        Egypt           49,975,000    EGP      8,633,462
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
          (COST $1,131,613,648) ...........................................                                             995,942,127
                                                                                                                     --------------

                                                                                                   SHARES
                                                                                               --------------
       MONEY MARKET FUNDS (COST $28,663,342) 2.8%
   (s) Franklin Institutional Fiduciary Trust Money Market Portfolio,
          0.13% ...........................................................    United States       28,663,342            28,663,342
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $1,160,276,990) 98.3% ......................                                           1,024,605,469
       UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD EXCHANGE
          CONTRACTS 1.1% ..................................................                                              11,557,166
       OTHER ASSETS, LESS LIABILITIES 0.6% ................................                                               6,633,382
                                                                                                                     --------------
       NET ASSETS 100.0% ..................................................                                          $1,042,796,017
                                                                                                                     ==============


                    Quarterly Statements of Investments | 67

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

FRANKLIN STRATEGIC INCOME SECURITIES FUND

See Abbreviations on page 147.

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the aggregate value of these securities was $83,775,622, representing 8.03% of net assets.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)  The coupon rate shown represents the rate at period end.

(f) A portion or all of the security purchased on a when-issued, delayed delivery or to-be-announced basis.

(g)  Income may be received in additional securities and/or cash.

(h) Defaulted security or security for which income has been deemed uncollectible.

(i)  Perpetual security with no stated maturity date.

(j)  See Note 9 regarding other considerations.

(k)  Principal amount of security is adjusted for inflation.

(l) A supranational organization is an entity formed by two or more central governments through international treaties.

(m) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(n) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the aggregate value of these securities was $26,445,660, representing 2.54% of net assets.

(o)  Principal amount is stated in 100 Mexican Peso Units.

(p)  Principal amount is stated in 1,000 Brazilian Real Units.

(q)  Redemption price at maturity is adjusted for inflation.

(r)  The security is traded on a discount basis with no stated coupon rate.

(s) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    68 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

    FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND                                                   SHARES        VALUE
    -----------------------------------------------------                                                -----------   ------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 32.7%
    Mutual Shares Securities Fund, Class 1 ...........................................................    19,464,011   $209,238,117
                                                                                                                       ------------
    DOMESTIC HYBRID 32.8%
    Franklin Income Securities Fund, Class 1 .........................................................    18,880,514    210,328,926
                                                                                                                       ------------
    FOREIGN EQUITY 32.7%
    Templeton Growth Securities Fund, Class 1 ........................................................    28,563,007    209,366,841
                                                                                                                       ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $839,940,817) 98.2% ..................................                  628,933,884
    OTHER ASSETS, LESS LIABILITIES 1.8% ..............................................................                   11,676,280
                                                                                                                       ------------
    NET ASSETS 100.0% ................................................................................                 $640,610,164
                                                                                                                       ============

(a)  See Note 8 regarding investments in Underlying Funds.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 69

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                                          PRINCIPAL
    FRANKLIN U.S. GOVERNMENT FUND                                                                           AMOUNT        VALUE
    -----------------------------                                                                        -----------   ------------
    MORTGAGE-BACKED SECURITIES 68.2%
(a) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.1%
       FHLMC, 4.395%, 6/01/22 ........................................................................   $   212,948   $    215,893
       FHLMC, 4.669%, 2/01/19 ........................................................................       149,299        151,969
                                                                                                                       ------------
                                                                                                                            367,862
                                                                                                                       ------------
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 6.6%
    FHLMC Gold 30 Year, 5.00%, 9/01/33 - 6/01/37 .....................................................    14,290,064     14,779,062
    FHLMC Gold 30 Year, 5.50%, 7/01/33 - 1/01/35 .....................................................     3,962,957      4,127,086
    FHLMC Gold 30 Year, 5.50%, 11/01/34 ..............................................................     8,651,436      9,006,026
    FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35 .....................................................     9,140,723      9,601,868
    FHLMC Gold 30 Year, 6.50%, 11/01/23 - 5/01/35 ....................................................     3,355,078      3,563,349
    FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32 ....................................................     1,217,160      1,313,559
    FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24 ....................................................        70,541         76,642
    FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22 .....................................................        48,822         52,989
    FHLMC Gold 30 Year, 8.50%, 7/01/21 - 7/01/31 .....................................................     1,676,040      1,843,045
    FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17 .......................................................        10,288         10,919
    FHLMC PC 30 Year, 8.50%, 9/01/20 .................................................................         2,508          2,723
                                                                                                                       ------------
                                                                                                                         44,377,268
                                                                                                                       ------------
(a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.3%
    FNMA, 4.297%, 2/01/19 ............................................................................       193,552        192,677
    FNMA, 4.57%, 1/01/18 .............................................................................     1,283,978      1,284,172
    FNMA, 4.753%, 9/01/18 ............................................................................       423,712        427,553
    FNMA, 6.256%, 3/01/20 ............................................................................       119,858        124,328
    FNMA, 6.332%, 7/01/19 ............................................................................       168,976        168,972
                                                                                                                       ------------
                                                                                                                          2,197,702
                                                                                                                       ------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 12.3%
    FNMA 15 Year, 5.50%, 6/01/16 - 11/01/17 ..........................................................     1,427,951      1,499,573
    FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17 ...........................................................     1,521,922      1,602,743
    FNMA 30 Year, 5.00%, 3/01/34 - 7/01/35 ...........................................................     8,584,606      8,879,713
    FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35 ..........................................................    15,365,925     16,004,960
    FNMA 30 Year, 6.00%, 1/01/24 - 12/01/34 ..........................................................     2,976,229      3,121,579
    FNMA 30 Year, 6.00%, 2/01/36 .....................................................................     6,711,506      7,023,289
    FNMA 30 Year, 6.00%, 2/01/36 .....................................................................     6,884,693      7,204,522
    FNMA 30 Year, 6.00%, 3/01/36 .....................................................................    11,904,040     12,457,043
    FNMA 30 Year, 6.00%, 2/01/37 .....................................................................     6,573,162      6,874,041
    FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32 ...........................................................     3,015,028      3,214,033
    FNMA 30 Year, 6.50%, 9/01/36 .....................................................................     6,890,850      7,268,703
    FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25 ...........................................................       130,658        141,592
    FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25 ...........................................................       241,186        261,760
    FNMA 30 Year, 8.50%, 10/01/19 - 8/01/21 ..........................................................         5,143          5,590
    FNMA 30 Year, 9.00%, 10/01/26 ....................................................................       635,602        704,200
    FNMA GL 30 Year, 8.00%, 8/01/19 - 6/01/20 ........................................................        67,532         72,650
    FNMA PL 30 Year, 5.50%, 4/01/34 ..................................................................     5,189,747      5,391,572
                                                                                                                       ------------
                                                                                                                         81,727,563
                                                                                                                       ------------


                    70 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                          PRINCIPAL
    FRANKLIN U.S. GOVERNMENT FUND                                                                           AMOUNT        VALUE
    -----------------------------                                                                        -----------   ------------
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 48.9%
    GNMA I SF 30 Year, 4.50%, 1/15/39 - 3/15/39 ......................................................   $15,434,616   $ 15,820,964
    GNMA I SF 30 Year, 4.50%, 3/15/39 ................................................................     7,950,000      8,148,901
    GNMA I SF 30 Year, 4.50%, 3/15/39 ................................................................     8,000,000      8,200,152
    GNMA I SF 30 Year, 5.00%, 6/15/30 - 3/15/39 ......................................................    36,200,110     37,672,913
    GNMA I SF 30 Year, 5.50%, 11/15/28 - 8/15/38 .....................................................    55,436,919     57,876,968
    GNMA I SF 30 Year, 5.50%, 4/15/37 ................................................................     8,044,464      8,385,972
    GNMA I SF 30 Year, 6.00%, 11/15/23 - 9/15/38 .....................................................    42,288,192     44,322,312
    GNMA I SF 30 Year, 6.50%, 5/15/23 - 9/15/38 ......................................................    10,723,759     11,371,394
    GNMA I SF 30 Year, 7.00%, 3/15/22 - 1/15/32 ......................................................     2,683,787      2,876,404
    GNMA I SF 30 Year, 7.50%, 2/15/17 - 8/15/33 ......................................................     2,410,878      2,589,169
    GNMA I SF 30 Year, 8.00%, 2/15/17 - 6/15/24 ......................................................       722,878        778,233
    GNMA I SF 30 Year, 8.25%, 4/15/25 ................................................................        20,771         22,409
    GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24 .....................................................       213,556        231,373
    GNMA I SF 30 Year, 9.00%, 6/15/16 - 5/15/20 ......................................................        83,220         90,012
    GNMA I SF 30 Year, 9.50%, 7/15/16 - 6/15/21 ......................................................       266,379        292,252
    GNMA I SF 30 Year, 10.00%, 10/15/17 - 8/15/21 ....................................................       178,311        196,411
    GNMA II SF 30 Year, 5.00%, 9/20/33 ...............................................................     8,365,476      8,688,630
    GNMA II SF 30 Year, 5.00%, 10/20/33 - 11/20/33 ...................................................     4,671,517      4,855,859
    GNMA II SF 30 Year, 5.00%, 8/20/35 ...............................................................     7,561,558      7,854,902
    GNMA II SF 30 Year, 5.50%, 5/20/34 - 7/20/38 .....................................................    39,934,194     41,609,011
    GNMA II SF 30 Year, 5.50%, 2/20/36 ...............................................................    20,755,399     21,629,018
    GNMA II SF 30 Year, 6.00%, 11/20/23 - 7/20/38 ....................................................    13,597,168     14,224,619
    GNMA II SF 30 Year, 6.00%, 9/20/34 ...............................................................     6,635,784      6,943,905
    GNMA II SF 30 Year, 6.00%, 1/20/36 ...............................................................     9,563,975     10,003,250
    GNMA II SF 30 Year, 6.00%, 12/20/38 ..............................................................     7,641,737      7,987,469
    GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34 ....................................................     2,853,725      3,037,441
    GNMA II SF 30 Year, 7.00%, 5/20/32 ...............................................................        46,330         49,365
    GNMA II SF 30 Year, 7.50%, 5/20/17 - 5/20/33 .....................................................       520,345        556,683
    GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26 .....................................................        45,945         49,403
    GNMA II SF 30 Year, 9.50%, 4/20/25 ...............................................................         3,264          3,617
                                                                                                                       ------------
                                                                                                                        326,369,011
                                                                                                                       ------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $439,315,440) .............................................                  455,039,406
                                                                                                                       ------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 28.5%
    FFCB, 4.45%, 8/27/10 .............................................................................    15,000,000     15,686,910
    FHLB,
       2.75%, 6/18/10 ................................................................................     6,000,000      6,123,168
       3.625%, 5/29/13 ...............................................................................     4,500,000      4,741,209
       4.875%, 5/14/10 ...............................................................................    10,000,000     10,430,170
       5.125%, 8/14/13 ...............................................................................    11,000,000     12,260,138
       5.375%, 8/19/11 ...............................................................................    12,000,000     13,001,256
    FHLMC,
       3.75%, 3/27/19 ................................................................................    13,000,000     13,212,875
       5.125%, 11/17/17 ..............................................................................    10,000,000     11,181,310


                    Quarterly Statements of Investments | 71

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                          PRINCIPAL
    FRANKLIN U.S. GOVERNMENT FUND                                                                           AMOUNT        VALUE
    -----------------------------------------------------                                                -----------   ------------
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
(b) FICO,
       15, Strip, 3/07/16 ............................................................................   $15,000,000   $ 11,710,710
       16, Strip, 10/05/10 ...........................................................................     4,745,000      4,622,489
    FNMA,
       1.75%, 3/23/11 ................................................................................     7,000,000      7,049,833
       2.875%, 10/12/10 ..............................................................................    29,500,000     30,333,021
    HUD, 96-A,
       7.63%, 8/01/14 ................................................................................     2,080,000      2,102,183
       7.66%, 8/01/15 ................................................................................     2,350,000      2,375,648
    SBA,
       1995-20L, 1, PC, 6.45%, 12/01/15 ..............................................................       668,378        710,795
       1996-20L, 1, PC, 6.70%, 12/01/16 ..............................................................       740,516        794,560
       1997-20G, 1, PC, 6.85%, 7/01/17 ...............................................................       771,263        816,751
       1998-20I, 1, PC, 6.00%, 9/01/18 ...............................................................     2,073,260      2,203,606
(a)    FRN, 2.85%, 6/25/19 ...........................................................................       439,876        427,469
(a)    FRN, 3.125%, 3/25/18 ..........................................................................       710,868        715,532
    TVA,
       5.88%, 4/01/36 ................................................................................    10,000,000     11,354,100
       zero cpn. to 4/15/12, 8.25% thereafter, 4/15/42 ...............................................     6,000,000      5,846,656
    U.S. Treasury Note,
       3.125%, 8/31/13 ...............................................................................    12,000,000     12,855,948
       4.75%, 5/15/14 ................................................................................     8,000,000      9,245,008
                                                                                                                       ------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $175,829,663) ..................................                  189,801,345
                                                                                                                       ------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $615,145,103) ..............................                  644,840,751
                                                                                                                       ------------
    SHORT TERM INVESTMENTS (COST $18,750,429) 2.8%
    REPURCHASE AGREEMENTS 2.8%
(c) Joint Repurchase Agreement, 0.132%, 4/01/09 (Maturity Value $18,750,497) .........................    18,750,429     18,750,429
       Banc of America Securities LLC (Maturity Value $1,312,160)
       Barclays Capital Inc. (Maturity Value $1,312,160)
       BNP Paribas Securities Corp. (Maturity Value $5,248,639)
       Credit Suisse Securities (USA) LLC (Maturity Value $4,592,746)
       Deutsche Bank Securities Inc. (Maturity Value $3,660,472)
       HSBC Securities (USA) Inc. (Maturity Value $2,624,320)
          Collateralized by U.S. Government Agency Securities, 1.03% - 5.50%,
             9/25/09 - 12/14/22; b U.S. Treasury Bills, 6/11/09 - 9/03/09; and
                U.S. Treasury Notes, 0.875% - 4.50%, 5/15/10 - 3/31/13
                                                                                                                       ------------
    TOTAL INVESTMENTS (COST $633,895,532) 99.5% ......................................................                  663,591,180
    OTHER ASSETS, LESS LIABILITIES 0.5% ..............................................................                    3,358,773
                                                                                                                       ------------
    NET ASSETS 100.0% ................................................................................                 $666,949,953
                                                                                                                       ============

    See Abbreviations on page 147.

(a)  The coupon rate shown represents the rate at period end.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2009, all repurchase agreements had been entered into on that date.

                     See Notes to Statements of Investments.


                    72 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                                          PRINCIPAL
    FRANKLIN ZERO COUPON FUND - 2010                                                                        AMOUNT         VALUE
    --------------------------------                                                                     -----------   ------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 97.2%
    FHLMC, Strip,
       7/15/10 .......................................................................................   $11,150,000   $ 10,937,425
       1/15/11 .......................................................................................    10,629,000     10,254,997
    FICO, Strip,
       19, 6/06/10 ...................................................................................     9,800,000      9,632,087
       A, 8/08/10 ....................................................................................     7,000,000      6,850,445
    FNMA, Strip,
       8/12/09 .......................................................................................     1,975,000      1,966,656
       8/01/10 .......................................................................................     8,250,000      8,043,321
       8/12/10 .......................................................................................     1,230,000      1,205,714
    International Bank for Reconstruction & Development (Supranational(a)),
       2, zero cpn., 2/15/11 .........................................................................       500,000        487,925
       zero cpn., 2/15/11 ............................................................................     1,392,000      1,358,383
       zero cpn., 2/15/12 ............................................................................     2,800,000      2,659,079
       zero cpn., 2/15/13 ............................................................................     3,287,000      3,026,121
       zero cpn., 8/15/13 ............................................................................     4,100,000      3,726,921
    Resolution Funding, Strip, 10/15/10 ..............................................................    10,000,000      9,835,460
    TVA, Strip,
       1/01/10 .......................................................................................       412,000        408,204
       4/15/10 .......................................................................................    12,000,000     11,860,380
       10/15/10 ......................................................................................     1,320,000      1,294,710
       1/15/11 .......................................................................................    10,669,000     10,398,050
       10/15/11 ......................................................................................     7,295,000      6,986,261
    U.S. Treasury, Strip,
       2/15/11 .......................................................................................    35,000,000     34,455,015
       2/15/11 .......................................................................................     1,000,000        987,076
                                                                                                                       ------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $127,389,312) ..................................                  136,374,230
                                                                                                                       ------------
    SHORT TERM INVESTMENTS (COST $4,033,532) 2.9%
    REPURCHASE AGREEMENTS 2.9%
(b) Joint Repurchase Agreement, 0.132%, 4/01/09 (Maturity Value $4,033,547) ..........................     4,033,532      4,033,532
       Banc of America Securities LLC (Maturity Value $282,268)
       Barclays Capital Inc. (Maturity Value $282,268)
       BNP Paribas Securities Corp. (Maturity Value $1,129,070)
       Credit Suisse Securities (USA) LLC (Maturity Value $987,977)
       Deutsche Bank Securities Inc. (Maturity Value $787,429)
       HSBC Securities (USA) Inc. (Maturity Value $564,535)
          Collateralized by U.S. Government Agency Securities, 1.03% - 5.50%, 9/25/09 - 12/14/22;
(c)          U.S. Treasury Bills, 6/11/09 - 9/03/09; and U.S. Treasury Notes, 0.875% - 4.50%,
                5/15/10 - 3/31/13
                                                                                                                       ------------
    TOTAL INVESTMENTS (COST $131,422,844) 100.1% .....................................................                  140,407,762
    OTHER ASSETS, LESS LIABILITIES (0.1)% ............................................................                     (128,990)
                                                                                                                       ------------
    NET ASSETS 100.0% ................................................................................                 $140,278,772
                                                                                                                       ============


                    Quarterly Statements of Investments | 73

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    FRANKLIN ZERO COUPON FUND - 2010
    --------------------------------

See Abbreviations on page 147.

(a) A supranational organization is an entity formed by two or more central governments through international treaties.

(b) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2009, all repurchase agreements had been entered into on that date.

(c)  The security is traded on a discount basis with no stated coupon rate.

                    See Notes to Statements of Investments.


                    74 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                                  SHARES/WARRANTS/
          MUTUAL DISCOVERY SECURITIES FUND                                            COUNTRY     CONTRACTS/RIGHTS       VALUE
          --------------------------------                                        --------------  ----------------  --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 58.4%
          AIRLINES 0.0%(a)
      (b) ACE Aviation Holdings Inc., A ........................................      Canada           111,545      $      491,037
      (b) Delta Air Lines Inc. .................................................   United States           675               3,800
   (b, c) Northwest Airlines Corp., Contingent Distribution ....................   United States     8,167,000               5,145
                                                                                                                    --------------
                                                                                                                           499,982
                                                                                                                    --------------
          AUTO COMPONENTS 0.0%(a)
(b, c, d) Collins & Aikman Products Co., Contingent Distribution ...............   United States       218,708               2,187
      (b) Dana Holding Corp. ...................................................   United States       113,292              52,114
(b, c, d) Dana Holding Corp., Contingent Distribution ..........................   United States     2,673,000                  --
                                                                                                                    --------------
                                                                                                                            54,301
                                                                                                                    --------------
          AUTOMOBILES 0.0%(a)
   (b, e) IACNA Investor LLC ...................................................   United States        47,271                 473
(b, e, f) International Automotive Components Group Brazil LLC .................      Brazil           424,073             135,488
(b, e, f) International Automotive Components Group Japan LLC ..................       Japan            74,174              86,554
(b, e, f) International Automotive Components Group LLC ........................    Luxembourg       1,512,200              19,205
(b, e, f) International Automotive Components Group NA LLC, A ..................   United States     1,353,608             156,206
                                                                                                                    --------------
                                                                                                                           397,926
                                                                                                                    --------------
          BEVERAGES 4.5%
          Brown-Forman Corp., A ................................................   United States         7,400             296,740
          Brown-Forman Corp., B ................................................   United States         1,850              71,835
          Carlsberg AS, A ......................................................      Denmark            7,100             308,762
          Carlsberg AS, B ......................................................      Denmark          442,162          18,125,269
      (b) Dr. Pepper Snapple Group Inc. ........................................   United States       398,777           6,743,319
          Fomento Economico Mexicano SAB de CV, ADR ............................      Mexico           180,900           4,560,489
      (g) Pernod Ricard SA .....................................................      France           394,196          21,965,315
                                                                                                                    --------------
                                                                                                                        52,071,729
                                                                                                                    --------------
          BUILDING PRODUCTS 0.4%
          KCC Corp. ............................................................    South Korea         18,824           4,144,143
                                                                                                                    --------------
          CAPITAL MARKETS 0.2%
          Marfin Investment Group Holdings SA ..................................      Greece           542,119           1,957,483
                                                                                                                    --------------
          CHEMICALS 0.8%
(b, c, d) Dow Corning Corp., Contingent Distribution ...........................   United States       300,000                  --
          Sika AG ..............................................................    Switzerland         12,390           9,195,916
                                                                                                                    --------------
                                                                                                                         9,195,916
                                                                                                                    --------------
          COMMERCIAL BANKS 0.8%
          BNP Paribas SA .......................................................      France           138,456           5,719,866
   (b, e) Elephant Capital Holdings Ltd. .......................................       Japan             1,903                  --
          Intesa Sanpaolo SpA ..................................................       Italy         1,242,919           3,419,573
   (b, e) NCB Warrant Holdings Ltd., A .........................................       Japan             9,306                  --
                                                                                                                    --------------
                                                                                                                         9,139,439
                                                                                                                    --------------


                    Quarterly Statements of Investments | 75

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                  SHARES/WARRANTS/
          MUTUAL DISCOVERY SECURITIES FUND                                            COUNTRY     CONTRACTS/RIGHTS       VALUE
          --------------------------------                                        --------------  ----------------  --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          COMMERCIAL SERVICES & SUPPLIES 0.0%(a)
      (b) Comdisco Holding Co. Inc. ............................................   United States            44      $          321
   (b, c) Comdisco Holding Co. Inc., Contingent Distribution ...................   United States     1,863,000                  --
                                                                                                                    --------------
                                                                                                                               321
                                                                                                                    --------------
          COMPUTERS & PERIPHERALS 0.1%
   (b, e) DecisionOne Corp. ....................................................   United States        21,716                  --
   (b, e) DecisionOne Corp., wts., 6/08/17 .....................................   United States        11,923                  --
      (b) Dell Inc. ............................................................   United States       137,250           1,301,130
                                                                                                                    --------------
                                                                                                                         1,301,130
                                                                                                                    --------------
          CONSTRUCTION MATERIALS 0.3%
          Ciments Francais SA ..................................................      France            22,650           1,654,936
          Hanil Cement Co. Ltd. ................................................    South Korea         32,560           1,623,201
                                                                                                                    --------------
                                                                                                                         3,278,137
                                                                                                                    --------------
          CONSUMER FINANCE 0.1%
   (b, e) Cerberus CG Investor I LLC ...........................................   United States     2,161,828             410,747
   (b, e) Cerberus CG Investor II LLC ..........................................   United States     2,161,828             410,747
   (b, e) Cerberus CG Investor III LLC .........................................   United States     1,080,914             205,374
   (b, e) Cerberus FIM Investors Holdco LLC ....................................   United States     2,049,750             143,483
                                                                                                                    --------------
                                                                                                                         1,170,351
                                                                                                                    --------------
          DIVERSIFIED BANKS 0.3%
(b, e, h) The Bankshares Inc. ..................................................   United States       800,000           3,241,505
                                                                                                                    --------------
          DIVERSIFIED FINANCIAL SERVICES 1.0%
      (b) Athris Holding AG ....................................................    Switzerland          1,834           1,300,795
      (b) Athris Holding AG, Put Options, 4/24/09 ..............................    Switzerland         19,048             142,212
      (g) Deutsche Boerse AG ...................................................      Germany          145,506           8,765,565
          Guinness Peat Group PLC ..............................................  United Kingdom     2,555,610           1,104,468
   (b, c) Marconi Corp., Contingent Distribution ...............................  United Kingdom     1,739,100                  --
                                                                                                                    --------------
                                                                                                                        11,313,040
                                                                                                                    --------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 1.0%
(b, e, f) AboveNet Inc. ........................................................   United States        18,411             920,550
(b, e, f) AboveNet Inc., stock grant, grant price $20.95, expiration date
             9/09/13 ...........................................................   United States            23                 346
(b, e, f) AboveNet Inc., wts., 9/08/10 .........................................   United States           739              11,948
(b, c, d) Global Crossing Holdings Ltd., Contingent Distribution ...............   United States     2,236,777                  --
      (g) Koninklijke (Royal) KPN NV ...........................................    Netherlands        776,200          10,365,879
                                                                                                                    --------------
                                                                                                                        11,298,723
                                                                                                                    --------------
          ELECTRIC UTILITIES 2.0%
      (g) E.ON AG ..............................................................      Germany          654,500          18,289,266
          Union Electrica Fenosa SA ............................................       Spain           219,910           5,254,749
                                                                                                                    --------------
                                                                                                                        23,544,015
                                                                                                                    --------------


                    76 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                  SHARES/WARRANTS/
          MUTUAL DISCOVERY SECURITIES FUND                                            COUNTRY     CONTRACTS/RIGHTS       VALUE
          --------------------------------                                        --------------  ----------------  --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          ENERGY EQUIPMENT & SERVICES 2.9%
      (i) Bourbon SA ...........................................................      France           120,569      $    3,935,761
      (b) BW Offshore Ltd. .....................................................      Norway         3,825,934           2,275,242
      (b) Compagnie Generale de Geophysique SA .................................      France           345,440           4,011,584
      (b) Dockwise Ltd. ........................................................      Norway         1,450,420           1,229,133
   (b, e) MPF Corp. Ltd. .......................................................      Norway         1,460,000                  --
      (b) Petroleum Geo-Services ASA ...........................................      Norway           204,624             857,899
      (b) Pride International Inc. .............................................   United States       319,600           5,746,408
          Seadrill Ltd. ........................................................      Bermuda          941,356           9,152,966
      (b) Transocean Ltd. ......................................................   United States       117,343           6,904,462
                                                                                                                    --------------
                                                                                                                        34,113,455
                                                                                                                    --------------
          FOOD & STAPLES RETAILING 2.0%
      (g) Carrefour SA .........................................................      France           613,729          23,952,921
                                                                                                                    --------------
          FOOD PRODUCTS 6.8%
      (g) Cadbury PLC ..........................................................  United Kingdom       881,739           6,667,178
          Cermaq ASA ...........................................................      Norway           113,664             510,341
          CSM NV ...............................................................    Netherlands        441,585           5,151,561
          Farmer Brothers Co. ..................................................   United States        61,700           1,098,260
      (g) Groupe Danone ........................................................      France           533,946          25,985,095
      (b) Lighthouse Caledonia ASA .............................................      Norway           161,457               2,641
      (b) Lighthouse Caledonia ASA, rts., 5/08/09 ..............................      Norway           161,457              12,002
          Lotte Confectionary Co. Ltd. .........................................    South Korea          5,166           3,872,479
   (b, i) Marine Harvest .......................................................      Norway        20,520,644           6,467,807
          Nestle SA ............................................................    Switzerland        566,070          19,132,520
          Nong Shim Co. Ltd. ...................................................    South Korea         24,215           3,788,963
          Premier Foods PLC ....................................................  United Kingdom     9,500,906           4,668,926
          Rieber & Son ASA .....................................................      Norway           400,605           2,441,914
                                                                                                                    --------------
                                                                                                                        79,799,687
                                                                                                                    --------------
          HEALTH CARE PROVIDERS & SERVICES 0.8%
   (b, e) Kindred Healthcare Inc. ..............................................   United States        69,953             993,508
          Rhoen-Klinikum AG ....................................................      Germany          456,430           8,482,751
                                                                                                                    --------------
                                                                                                                         9,476,259
                                                                                                                    --------------
          HOTELS, RESTAURANTS & LEISURE 0.0%(a)
      (b) Trump Entertainment Resorts Inc. .....................................   United States        30,704               2,456
                                                                                                                    --------------
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
          Constellation Energy Group ...........................................   United States       315,250           6,513,065
      (b) NRG Energy Inc. ......................................................   United States           981              17,266
                                                                                                                    --------------
                                                                                                                         6,530,331
                                                                                                                    --------------
          INDUSTRIAL CONGLOMERATES 3.8%
          Jardine Matheson Holdings Ltd. .......................................     Hong Kong         388,692           7,074,194
          Jardine Strategic Holdings Ltd. ......................................     Hong Kong       1,143,838          11,323,996
          Keppel Corp. Ltd. ....................................................     Singapore       1,865,494           6,144,926


                    Quarterly Statements of Investments | 77

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                  SHARES/WARRANTS/
          MUTUAL DISCOVERY SECURITIES FUND                                            COUNTRY     CONTRACTS/RIGHTS       VALUE
          --------------------------------                                        --------------  ----------------  --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          INDUSTRIAL CONGLOMERATES (CONTINUED)
      (f) Orkla ASA ............................................................      Norway         2,009,757      $   13,804,343
          Siemens AG ...........................................................      Germany          114,265           6,558,937
                                                                                                                    --------------
                                                                                                                        44,906,396
                                                                                                                    --------------
          INSURANCE 3.7%
          ACE Ltd. .............................................................   United States        59,180           2,390,872
      (b) Alleghany Corp. ......................................................   United States         4,068           1,101,671
      (b) Berkshire Hathaway Inc., A ...........................................   United States            45           3,901,500
      (b) Berkshire Hathaway Inc., B ...........................................   United States         9,427          26,584,140
          E-L Financial Corp. Ltd. .............................................      Canada             8,478           2,420,912
   (b, e) Imagine Group Holdings Ltd. ..........................................      Bermuda          451,787           3,700,136
          Old Republic International Corp. .....................................   United States       132,325           1,431,757
   (b, e) Olympus Re Holdings Ltd. .............................................   United States         2,140               4,778
          White Mountains Insurance Group Ltd. .................................   United States         9,496           1,632,457
                                                                                                                    --------------
                                                                                                                        43,168,223
                                                                                                                    --------------
          MACHINERY 1.2%
   (b, e) Motor Coach Industries International Inc., wts., 5/27/09 .............   United States             1                  --
          Schindler Holding AG .................................................    Switzerland        266,386          12,576,414
          Schindler Holding AG, Registered .....................................    Switzerland         42,060           1,921,054
                                                                                                                    --------------
                                                                                                                        14,497,468
                                                                                                                    --------------
          MEDIA 2.2%
      (b) Adelphia Recovery Trust ..............................................   United States     5,379,562              86,073
   (b, c) Adelphia Recovery Trust, Arahova Contingent Value Vehicle,
             Contingent Distribution ...........................................   United States       386,774              32,876
   (b, c) Century Communications Corp., Contingent Distribution ................   United States     1,074,000                  --
          CJ CGV Co. Ltd. ......................................................    South Korea         92,310           1,138,717
          Daekyo Co. Ltd. ......................................................    South Korea        374,300           1,223,105
          Eutelsat Communications ..............................................      France           941,408          19,995,505
          JC Decaux SA .........................................................      France            86,520             978,567
   (b, d) TVMAX Holdings Inc. ..................................................   United States         8,935                  --
          Virgin Media Inc. ....................................................  United Kingdom       420,638           2,019,062
                                                                                                                    --------------
                                                                                                                        25,473,905
                                                                                                                    --------------
          METALS & MINING 0.0%(a)
          ArcelorMittal ........................................................    Netherlands         22,220             450,567
                                                                                                                    --------------
          MULTI-UTILITIES 1.5%
      (g) GDF Suez .............................................................      France           205,963           7,067,800
   (b, c) NorthWestern Corp., Contingent Distribution ..........................   United States       550,000                  --
      (g) RWE AG ...............................................................      Germany          149,000          10,505,025
      (b) Suez Environnement SA ................................................      France            11,316             166,369
                                                                                                                    --------------
                                                                                                                        17,739,194
                                                                                                                    --------------
          MULTILINE RETAIL 0.3%
          Jelmoli Holding AG ...................................................    Switzerland         11,425           3,416,963
                                                                                                                    --------------


                    78 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                  SHARES/WARRANTS/
          MUTUAL DISCOVERY SECURITIES FUND                                            COUNTRY     CONTRACTS/RIGHTS       VALUE
          --------------------------------                                        --------------  ----------------  --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          OIL, GAS & CONSUMABLE FUELS 0.7%
          BP PLC ...............................................................  United Kingdom       623,423      $    4,217,508
          BP PLC, ADR ..........................................................  United Kingdom         9,000             360,900
          Total SA, B ..........................................................      France            49,296           2,449,108
          Total SA, B, ADR .....................................................      France            19,340             948,821
                                                                                                                    --------------
                                                                                                                         7,976,337
                                                                                                                    --------------
          PAPER & FOREST PRODUCTS 0.3%
          Weyerhaeuser Co. .....................................................   United States       121,910           3,361,059
                                                                                                                    --------------
          PERSONAL PRODUCTS 0.3%
          Amorepacific Corp. ...................................................    South Korea          6,873           3,051,221
                                                                                                                    --------------
          PHARMACEUTICALS 1.4%
          Novartis AG ..........................................................    Switzerland         74,005           2,800,295
          Schering-Plough Corp. ................................................   United States       295,670           6,963,028
          Wyeth ................................................................   United States       156,500           6,735,760
                                                                                                                    --------------
                                                                                                                        16,499,083
                                                                                                                    --------------
          PROFESSIONAL SERVICES 0.5%
          Teleperformance ......................................................      France           216,676           5,959,847
                                                                                                                    --------------
          REAL ESTATE INVESTMENT TRUSTS (REITS) 1.8%
          Link REIT ............................................................     Hong Kong      10,505,000          20,764,807
          Ventas Inc. ..........................................................   United States        33,500             757,435
                                                                                                                    --------------
                                                                                                                        21,522,242
                                                                                                                    --------------
          REAL ESTATE MANAGEMENT & DEVELOPMENT 1.1%
   (b, d) Canary Wharf Group PLC ...............................................  United Kingdom       185,900             714,279
          Great Eagle Holdings Ltd. ............................................     Hong Kong       1,613,524           2,123,483
          Swire Pacific Ltd., A ................................................     Hong Kong         950,615           6,341,154
          Swire Pacific Ltd., B ................................................     Hong Kong       2,440,700           3,136,511
                                                                                                                    --------------
                                                                                                                        12,315,427
                                                                                                                    --------------
          SOFTWARE 0.7%
      (g) Microsoft Corp. ......................................................   United States       473,430           8,696,909
                                                                                                                    --------------
          TOBACCO 14.0%
          Altria Group Inc. ....................................................   United States       285,261           4,569,881
      (g) British American Tobacco PLC .........................................  United Kingdom     2,165,988          50,128,165
      (g) Imperial Tobacco Group PLC ...........................................  United Kingdom     1,612,985          36,265,254
          ITC Ltd. .............................................................       India         1,453,259           5,310,703
          Japan Tobacco Inc. ...................................................       Japan             7,606          20,113,201
          KT&G Corp. ...........................................................    South Korea        201,576          11,164,029
      (g) Lorillard Inc. .......................................................   United States       359,420          22,190,591
          Philip Morris International Inc. .....................................   United States       122,821           4,369,971
      (g) Reynolds American Inc. ...............................................   United States       254,640           9,126,298
                                                                                                                    --------------
                                                                                                                       163,238,093
                                                                                                                    --------------


                    Quarterly Statements of Investments | 79

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                  SHARES/WARRANTS/
          MUTUAL DISCOVERY SECURITIES FUND                                            COUNTRY     CONTRACTS/RIGHTS       VALUE
          --------------------------------                                        --------------  ----------------  --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          TRADING COMPANIES & DISTRIBUTORS 0.3%
          Kloeckner & Co. SE ...................................................      Germany          327,096      $    3,265,334
                                                                                                                    --------------
          TRANSPORTATION INFRASTRUCTURE 0.0%(a)
      (b) Groupe Eurotunnel SA .................................................      France               390               2,071
      (b) Groupe Eurotunnel SA, wts., 12/30/11 .................................      France            11,181               1,410
                                                                                                                    --------------
                                                                                                                             3,481
                                                                                                                    --------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $840,667,148) ...............................................                                       682,024,999
                                                                                                                    --------------
          PREFERRED STOCKS 0.0%(a)
          AUTO COMPONENTS 0.0%(a)
      (e) Dana Holding Corp., 4.00%, cvt. pfd., B ..............................   United States         9,611              91,305
                                                                                                                    --------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(a)
   (b, e) PTV Inc., 10.00%, pfd., A ............................................  United Kingdom         4,289               1,222
                                                                                                                    --------------
          TOTAL PREFERRED STOCKS (COST $963,802) ...............................                                            92,527
                                                                                                                    --------------

                                                                                                      PRINCIPAL
                                                                                                      AMOUNT(j)
                                                                                                  ----------------
          CORPORATE BONDS & NOTES 4.4%
      (k) BP Capital Markets PLC, FRN, 2.32%, 3/17/11 ..........................  United Kingdom     9,894,000           9,863,972
      (k) Calpine Corp., Exit Term Loan, FRN, 4.335%, 3/29/14 ..................   United States     4,476,056           3,431,331
   (e, l) Cerberus CG Investor I LLC, 12.00%, 7/31/14 ..........................   United States     1,897,400             360,506
   (e, l) Cerberus CG Investor II LLC, 12.00%, 7/31/14 .........................   United States     1,897,400             360,506
   (e, l) Cerberus CG Investor III LLC, 12.00%, 7/31/14 ........................   United States       948,700             180,253
   (e, l) Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13 ..................   United States     6,148,028             430,362
          ConocoPhillips, senior note, 8.75%, 5/25/10 ..........................   United States       796,000             851,523
          DecisionOne Corp.,
      (e)    12.00%, 4/15/10 ...................................................   United States        28,238              28,238
   (d, k)    FRN, 5.50%, 5/12/09 ...............................................   United States         5,008               5,008
          Groupe Eurotunnel SA, cvt., sub. bond, NRS I,
             T2, 3.00%, 7/28/09 ................................................      France               500 EUR             564
             T2, 3.00%, 7/28/09 ................................................      France               682 GBP             979
             T3, 3.00%, 7/28/10 ................................................      France           394,500 EUR         445,144
             T3, 3.00%, 7/28/10 ................................................      France           267,617 GBP         383,977
(d, f, k) International Automotive Components Group NA Inc., Revolver, FRN,
             5.75%, 1/18/14 ....................................................   United States       268,430             268,430
(e, f, l) International Automotive Components Group NA LLC, 9.00%,
             4/01/17 ...........................................................   United States       407,500             128,537
      (k) JPMorgan Chase & Co., senior note, C, FRN, 1.352%, 12/21/11 ..........   United States     3,129,000           2,840,584
(e, f, k) Pontus I LLC, junior note, 144A, FRN, 5.283%, 7/24/09 ................   United States     5,499,303           5,496,746
(e, f, k) Pontus II Trust, junior profit-participating note, 144A, FRN, 8.256%,
             6/25/09 ...........................................................   United States       872,120             243,986
      (m) RBS Capital Trust A, sub. note, 6.467%, Perpetual ....................  United Kingdom     3,458,000 EUR       1,905,055
   (k, n) Roche Holdings Inc., 144A, FRN, 2.249%, 2/25/10 ......................    Switzerland      9,322,000           9,325,011


                    80 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                      PRINCIPAL
          MUTUAL DISCOVERY SECURITIES FUND                                            COUNTRY         AMOUNT(j)          VALUE
          --------------------------------                                        --------------  ----------------  --------------
          CORPORATE BONDS & NOTES (CONTINUED)
          Telecom Italia Capital,
             4.875%, 10/01/10 ..................................................       Italy         2,309,000      $    2,256,632
             senior note, 4.00%, 1/15/10 .......................................       Italy         4,389,000           4,323,165
   (d, o) TVMAX Holdings Inc., PIK,
             11.50%, 6/30/09 ...................................................   United States        30,777               9,538
             14.00%, 6/30/09 ...................................................   United States        61,774              18,872
          Vodafone Group PLC, senior note, 7.75%, 2/15/10 ......................  United Kingdom     7,253,000           7,527,424
                                                                                                                    --------------
          TOTAL CORPORATE BONDS & NOTES (COST $65,943,692) .....................                                        50,686,343
                                                                                                                    --------------
          CORPORATE BONDS & NOTES IN REORGANIZATION 0.1%
      (k) Charter Communications Operating LLC, Term Loan B, FRN, 5.18%,
             3/06/14 ...........................................................   United States       450,555             369,831
      (k) Motor Coach Industries International Inc., FRN,
             First Lien DIP Revolver, 8.50%, 9/19/09 ...........................   United States       182,390             178,618
             Second Lien DIP Trust A Term Loan, 12.75%, 9/19/09 ................   United States       245,725             197,194
             Second Lien DIP Trust B Term Loan, 15.25%, 9/19/09 ................   United States       150,194             127,665
             Second Lien Senior Secured Term Loan, 11.00%, 12/01/08 ............   United States       202,514             158,973
   (d, l)    Third Lien Senior Secured Term Loan, 15.649%, 12/01/08 ............   United States     2,322,452             125,877
   (d, l) Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ..............   United States         3,000                  15
      (l) Trump Entertainment Resorts Inc., 8.50%, 5/20/15 .....................   United States     1,460,337             124,129
                                                                                                                    --------------
          TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
             (COST $4,843,067) .................................................                                         1,282,302
                                                                                                                    --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $912,417,709) ...............................................                                       734,086,171
                                                                                                                    --------------
          SHORT TERM INVESTMENTS 36.8%
          U.S. GOVERNMENT AND AGENCY SECURITIES 36.5%
      (p) FHLB, 4/01/09 - 5/08/09 ..............................................   United States     4,907,000           4,906,999
      (p) U.S. Treasury Bills,
             4/02/09 ...........................................................   United States    19,000,000          18,999,981
             4/16/09 ...........................................................   United States    20,000,000          19,999,200
             4/23/09 ...........................................................   United States    13,000,000          12,999,012
             4/30/09 ...........................................................   United States    20,000,000          19,997,580
             5/07/09 ...........................................................   United States    20,000,000          19,997,100
             5/14/09 ...........................................................   United States    20,000,000          19,996,300
             5/21/09 ...........................................................   United States    20,000,000          19,995,980
             5/28/09 ...........................................................   United States    20,000,000          19,994,780
             6/04/09 ...........................................................   United States    20,000,000          19,993,600
      (q)    6/11/09 ...........................................................   United States    20,000,000          19,987,970
             6/18/09 ...........................................................   United States    20,000,000          19,993,500
             6/25/09 ...........................................................   United States    20,000,000          19,992,920
             7/02/09 ...........................................................   United States    20,000,000          19,989,780
             7/09/09 ...........................................................   United States    20,000,000          19,989,440
             7/16/09 ...........................................................   United States    20,000,000          19,988,400
             7/23/09 ...........................................................   United States    20,000,000          19,987,320
      (q)    7/30/09 ...........................................................   United States    20,000,000          19,984,340


                    Quarterly Statements of Investments | 81

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                      PRINCIPAL
          MUTUAL DISCOVERY SECURITIES FUND                                            COUNTRY         AMOUNT(j)          VALUE
          --------------------------------                                        --------------  ----------------  --------------
          SHORT TERM INVESTMENTS (CONTINUED)
          U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
      (p) U.S. Treasury Bills, (continued)
             8/06/09 ...........................................................   United States    20,000,000      $   19,982,000
             8/13/09 ...........................................................   United States    20,000,000          19,981,380
             8/20/09 ...........................................................   United States    20,000,000          19,979,080
             4/09/09 - 11/19/09 ................................................   United States    29,000,000          28,953,883
                                                                                                                    --------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $425,580,168) ...............................................                                       425,690,545
                                                                                                                    --------------
          TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND REPURCHASE
             AGREEMENT (COST $1,337,997,877) ...................................                                     1,159,776,716
                                                                                                                    --------------

                                                                                                       SHARES
                                                                                                  ----------------
          INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.1%
          MONEY MARKET FUNDS (COST $1,532,033) 0.1%
      (r) Bank of New York Institutional Cash Reserve Fund, 0.15% ..............   United States     1,532,033           1,501,392
                                                                                                                    --------------

                                                                                                      PRINCIPAL
                                                                                                      AMOUNT(j)
                                                                                                  ----------------
          REPURCHASE AGREEMENTS (COST $2,400,000) 0.2%
      (s) Credit Suisse Securities (USA) LLC, 0.15%, 4/01/09
             (Maturity Value $2,400,010)
      (p)       Collateralized by U.S. Treasury Bills, 7/02/09 .................   United States     2,400,000           2,400,000
                                                                                                                    --------------
          TOTAL INVESTMENTS (COST $1,341,929,910) 99.7% ........................                                     1,163,678,108
          OPTIONS WRITTEN (0.8)% ...............................................                                        (9,330,118)
          SECURITIES SOLD SHORT (0.6)% .........................................                                        (6,661,291)
          NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD
             EXCHANGE CONTRACTS (0.4)% .........................................                                        (4,541,351)
          OTHER ASSETS, LESS LIABILITIES 2.1% ..................................                                        24,905,242
                                                                                                                    --------------
          NET ASSETS 100.0% ....................................................                                    $1,168,050,590
                                                                                                                    ==============

                                                                                                      CONTRACTS
                                                                                                  ----------------
          OPTIONS WRITTEN 0.8%
          CALL OPTIONS 0.8%
          BEVERAGES 0.1%
          Pernod Ricard SA, June 49.04 Calls, 6/19/09 ..........................      France               705      $       36,330
          Pernod Ricard SA, Sept. 37.73 Calls, 9/18/09 .........................      France           106,000             785,190
                                                                                                                    --------------
                                                                                                                           821,520
                                                                                                                    --------------
          DIVERSIFIED FINANCIAL SERVICES 0.0%(a)
          Deutsche Boerse AG, June 64 Calls, 6/19/09 ...........................      Germany              134              11,740
                                                                                                                    --------------


                    82 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

          MUTUAL DISCOVERY SECURITIES FUND                                            COUNTRY         CONTRACTS          VALUE
          --------------------------------                                        --------------  ----------------  --------------
          OPTIONS WRITTEN (CONTINUED)
          CALL OPTIONS (CONTINUED)
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(a)
          Koninklijke (Royal) KPN NV, Sept. 10 Calls, 9/18/09 ..................    Netherlands        215,000      $      185,518
                                                                                                                    --------------
          ELECTRIC UTILITIES 0.1%
          E.ON AG, Sept. 19 Calls, 9/18/09 .....................................      Germany          358,000           1,278,409
                                                                                                                    --------------
          FOOD & STAPLES RETAILING 0.1%
          Carrefour SA, Sept. 22 Calls, 9/18/09 ................................      France           165,000           1,647,162
                                                                                                                    --------------
          FOOD PRODUCTS 0.1%
          Cadbury PLC, June 6.4 Calls, 6/19/09 .................................  United Kingdom           382               5,481
          Groupe Danone, Sept. 34 Calls, 9/18/09 ...............................      France           126,000             796,181
                                                                                                                    --------------
                                                                                                                           801,662
                                                                                                                    --------------
          MULTI-UTILITIES 0.2%
          GDF Suez, Sept. 24 Calls, 9/18/09 ....................................      France           145,000             785,349
          RWE AG, Sept. 48 Calls, 9/18/09 ......................................      Germany          149,000           1,212,499
                                                                                                                    --------------
                                                                                                                         1,997,848
                                                                                                                    --------------
          SOFTWARE 0.0%(a)
          Microsoft Corp., Apr. 26 Calls, 4/18/09 ..............................  United States            476                 952
                                                                                                                    --------------
          TOBACCO 0.2%
          British American Tobacco PLC, June 18 Calls, 6/19/09 .................  United Kingdom           181             101,283
          British American Tobacco PLC, Sept. 15 Calls, 9/18/09 ................  United Kingdom       370,000           1,146,692
          Imperial Tobacco Group PLC, June 18 Calls, 6/19/09 ...................  United Kingdom           181              49,343
          Imperial Tobacco Group PLC, Sept. 18 Calls, 9/18/09 ..................  United Kingdom       195,000             353,929
          Lorillard Inc., Sept. 60 Calls, 9/19/09 ..............................   United States         1,415             933,900
          Reynolds American Inc., May 45 Calls, 5/16/09 ........................   United States            16                 160
                                                                                                                    --------------
                                                                                                                         2,585,307
                                                                                                                    --------------
          TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $8,350,066) .................                                         9,330,118
                                                                                                                    --------------

                                                                                                       SHARES
                                                                                                  ----------------
          SECURITIES SOLD SHORT 0.6%
          PHARMACEUTICALS 0.6%
          Merck & Co. Inc. .....................................................   United States       170,512           4,561,196
          Pfizer Inc. ..........................................................   United States       154,192           2,100,095
                                                                                                                    --------------
          TOTAL SECURITIES SOLD SHORT (PROCEEDS $6,797,580) ....................                                    $    6,661,291
                                                                                                                    --------------


                    Quarterly Statements of Investments | 83

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

MUTUAL DISCOVERY SECURITIES FUND

See Abbreviations on page 147.

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2009, the aggregate value of these securities was $1,144,206, representing 0.10% of net assets.

(e)  See Note 6 regarding restricted and illiquid securities.

(f)  See Note 9 regarding other considerations.

(g) A portion or all of the security is held in connection with written option contracts open at period end.

(h)  See Note 7 regarding holdings of 5% voting securities.

(i)  A portion or all of the security is on loan at March 31, 2009.

(j)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(k)  The coupon rate shown represents the rate at period end.

(l) Defaulted security or security for which income has been deemed uncollectible.

(m)  Perpetual security with no stated maturity date.

(n) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the value of these securities was $9,325,011, representing 0.80% of net assets.

(o)  Income may be received in additional securities and/or cash.

(p)  The security is traded on a discount basis with no stated coupon rate.

(q) Security or a portion of the security has been segregated as collateral for securities sold short and open option contracts. At March 31, 2009, the value of securities and/or cash pledged amounted to $4,996,992.

(r)  The rate shown is the annualized seven-day yield at period end.

(s) At March 31, 2009, all repurchase agreements had been entered into on that date.

                     See Notes to Statements of Investments.


                    84 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                                  SHARES/WARRANTS/
          MUTUAL SHARES SECURITIES FUND                                             COUNTRY           CONTRACTS           VALUE
          -----------------------------                                         ---------------   ----------------   --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 80.7%
          AEROSPACE & DEFENSE 1.2%
      (a) GenCorp Inc. ......................................................   United States          494,180       $    1,047,661
          United Technologies Corp. .........................................   United States          921,513           39,606,629
                                                                                                                     --------------
                                                                                                                         40,654,290
                                                                                                                     --------------
          AIR FREIGHT & LOGISTICS 0.4%
          TNT NV ............................................................    Netherlands           847,498           14,490,690
                                                                                                                     --------------
          AIRLINES 0.2%
      (a) ACE Aviation Holdings Inc., A .....................................       Canada             594,087            2,615,255
      (a) Delta Air Lines Inc. ..............................................   United States          802,723            4,519,331
   (a, b) Northwest Airlines Corp., Contingent Distribution .................   United States       27,670,000               17,432
                                                                                                                     --------------
                                                                                                                          7,152,018
                                                                                                                     --------------
          AUTO COMPONENTS 0.2%
(a, b, c) Collins & Aikman Products Co., Contingent Distribution ............   United States          929,505                9,295
      (a) Dana Holding Corp. ................................................   United States          437,959              201,461
(a, b, c) Dana Holding Corp., Contingent Distribution .......................   United States       10,339,000                   --
      (a) Goodyear Tire & Rubber Co. ........................................   United States        1,068,854            6,691,026
      (a) Lear Corp. ........................................................   United States          633,092              474,819
                                                                                                                     --------------
                                                                                                                          7,376,601
                                                                                                                     --------------
          AUTOMOBILES 0.5%
          Daimler AG ........................................................      Germany             350,712            9,036,717
          Harley-Davidson Inc. ..............................................   United States          333,270            4,462,485
   (a, d) IACNA Investor LLC ................................................   United States          168,957                1,690
(a, d, e) International Automotive Components Group Brazil LLC ..............       Brazil           1,730,515              552,888
(a, d, e) International Automotive Components Group Japan LLC ...............       Japan              269,643              314,647
(a, d, e) International Automotive Components Group LLC .....................    Luxembourg          6,170,474               78,365
(a, d, e) International Automotive Components Group NA LLC, A ...............   United States        4,838,053              558,311
                                                                                                                     --------------
                                                                                                                         15,005,103
                                                                                                                     --------------
          BEVERAGES 2.9%
          Brown-Forman Corp., A .............................................   United States            7,455              298,945
          Brown-Forman Corp., B .............................................   United States          107,219            4,163,314
          Carlsberg AS, B ...................................................      Denmark             296,066           12,136,447
          Coca-Cola Enterprises Inc. ........................................   United States          730,903            9,640,611
      (a) Dr. Pepper Snapple Group Inc. .....................................   United States        2,106,227           35,616,299
          Pernod Ricard SA ..................................................       France             581,644           32,410,256
                                                                                                                     --------------
                                                                                                                         94,265,872
                                                                                                                     --------------
          BUILDING PRODUCTS 0.3%
      (a) Armstrong World Industries Inc. ...................................   United States           87,790              966,568
      (a) Owens Corning Inc. ................................................   United States          820,981            7,421,668
                                                                                                                     --------------
                                                                                                                          8,388,236
                                                                                                                     --------------


                    Quarterly Statements of Investments | 85

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                  SHARES/WARRANTS/
          MUTUAL SHARES SECURITIES FUND                                             COUNTRY           CONTRACTS           VALUE
          -----------------------------                                         ---------------   ----------------   --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          CHEMICALS 1.7%
(a, b, c) Dow Corning Corp., Contingent Distribution ........................   United States          650,000       $       25,000
          Koninklijke DSM NV ................................................    Netherlands           884,580           23,268,356
          Linde AG ..........................................................      Germany             469,701           31,912,166
                                                                                                                     --------------
                                                                                                                         55,205,522
                                                                                                                     --------------
          COMMERCIAL BANKS 0.5%
          BNP Paribas SA ....................................................       France                 752               31,067
   (a, d) Elephant Capital Holdings Ltd. ....................................       Japan               11,728                   --
      (a) Guaranty Bancorp ..................................................   United States        1,288,316            2,254,553
          Intesa Sanpaolo SpA ...............................................       Italy            4,568,690           12,569,579
   (a, d) NCB Warrant Holdings Ltd., A ......................................       Japan               57,295                   --
                                                                                                                     --------------
                                                                                                                         14,855,199
                                                                                                                     --------------
          COMMERCIAL SERVICES & SUPPLIES 0.0%(f)
      (a) Comdisco Holding Co. Inc. .........................................   United States              180                1,311
   (a, b) Comdisco Holding Co. Inc., Contingent Distribution ................   United States        7,473,000                   --
                                                                                                                     --------------
                                                                                                                              1,311
                                                                                                                     --------------
          COMMUNICATIONS EQUIPMENT 0.6%
          Motorola Inc. .....................................................   United States        4,535,313           19,184,374
                                                                                                                     --------------
          COMPUTERS & PERIPHERALS 1.2%
   (a, d) DecisionOne Corp. .................................................   United States          108,227                   --
   (a, d) DecisionOne Corp., wts., 6/08/17 ..................................   United States           59,425                   --
      (a) Dell Inc. .........................................................   United States        3,772,456           35,762,883
          Diebold Inc. ......................................................   United States          193,804            4,137,715
                                                                                                                     --------------
                                                                                                                         39,900,598
                                                                                                                     --------------
          CONSUMER FINANCE 0.6%
   (a, d) CB FIM Coinvestors LLC ............................................   United States        6,366,729           14,006,804
   (a, d) Cerberus CG Investor I LLC ........................................   United States        8,172,654            1,552,805
   (a, d) Cerberus CG Investor II LLC .......................................   United States        8,172,654            1,552,805
   (a, d) Cerberus CG Investor III LLC ......................................   United States        4,086,327              776,402
   (a, d) Cerberus FIM Investors Holdco LLC .................................   United States        7,900,500              553,035
                                                                                                                     --------------
                                                                                                                         18,441,851
                                                                                                                     --------------
          CONTAINERS & PACKAGING 0.1%
          Temple-Inland Inc. ................................................   United States          842,989            4,526,850
                                                                                                                     --------------
          DIVERSIFIED CONSUMER SERVICES 0.5%
          H&R Block Inc. ....................................................   United States          650,320           11,829,321
          Hillenbrand Inc. ..................................................   United States          342,585            5,484,786
                                                                                                                     --------------
                                                                                                                         17,314,107
                                                                                                                     --------------
          DIVERSIFIED FINANCIAL SERVICES 0.0%(f)
          CIT Group Inc. ....................................................   United States           27,300               77,805
(a, d, g) GLCP Harrah's Investment LP .......................................   United States        5,565,600                   --
   (a, b) Marconi Corp., Contingent Distribution ............................   United Kingdom       9,945,700                   --
                                                                                                                     --------------
                                                                                                                             77,805
                                                                                                                     --------------


                    86 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                  SHARES/WARRANTS/
          MUTUAL SHARES SECURITIES FUND                                             COUNTRY           CONTRACTS           VALUE
          -----------------------------                                         ---------------   ----------------   --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          DIVERSIFIED TELECOMMUNICATION SERVICES 3.4%
(a, d, e) AboveNet Inc. .....................................................     United States         62,453       $    3,122,650
(a, d, e) AboveNet Inc., stock grant, grant price $20.95, expiration date
             9/09/13 ........................................................     United States             78                1,174
(a, d, e) AboveNet Inc., wts., 9/08/10 ......................................     United States          2,995               48,423
(a, b, c) Global Crossing Holdings Ltd., Contingent Distribution ............     United States      9,005,048                   --
          Koninklijke (Royal) KPN NV ........................................      Netherlands       1,924,766           25,704,575
          Qwest Communications International Inc. ...........................     United States     15,786,954           53,991,383
          Telefonica SA .....................................................         Spain          1,502,812           29,964,642
                                                                                                                     --------------
                                                                                                                        112,832,847
                                                                                                                     --------------
          ELECTRIC UTILITIES 2.5%
          E.ON AG ...........................................................        Germany         1,423,873           39,788,528
          Entergy Corp. .....................................................     United States        260,290           17,723,146
          Exelon Corp. ......................................................     United States        571,467           25,938,887
                                                                                                                     --------------
                                                                                                                         83,450,561
                                                                                                                     --------------
          ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENT 0.5%
          Tyco Electronics Ltd. .............................................     United States      1,456,842           16,083,536
                                                                                                                     --------------
          ENERGY EQUIPMENT & SERVICES 2.3%
          Baker Hughes Inc. .................................................     United States        442,458           12,632,176
      (a) Exterran Holding Inc. .............................................     United States        613,890            9,834,518
      (a) Pride International Inc. ..........................................     United States        453,060            8,146,019
      (a) Transocean Ltd. ...................................................     United States        753,747           44,350,473
                                                                                                                     --------------
                                                                                                                         74,963,186
                                                                                                                     --------------
          FOOD & STAPLES RETAILING 5.3%
          Carrefour SA ......................................................        France            844,026           32,941,067
          CVS Caremark Corp. ................................................     United States      2,726,355           74,947,499
          Kroger Co. ........................................................     United States      1,906,376           40,453,299
          Wal-Mart Stores Inc. ..............................................     United States        513,540           26,755,434
                                                                                                                     --------------
                                                                                                                        175,097,299
                                                                                                                     --------------
          FOOD PRODUCTS 5.6%
          Cadbury PLC .......................................................    United Kingdom      3,689,234           27,895,761
          General Mills Inc. ................................................     United States        475,490           23,717,441
          Groupe Danone .....................................................        France            439,761           21,401,474
          Kraft Foods Inc., A ...............................................     United States      2,048,648           45,664,364
          Nestle SA .........................................................      Switzerland       1,873,973           63,338,148
                                                                                                                     --------------
                                                                                                                        182,017,188
                                                                                                                     --------------
          HEALTH CARE PROVIDERS & SERVICES 0.9%
      (a) Community Health Systems Inc. .....................................    United States       1,204,704           18,480,159
   (a, d) Kindred Healthcare Inc. ...........................................    United States         167,311            2,376,235
      (a) Tenet Healthcare Corp. ............................................    United States       6,379,987            7,400,785
                                                                                                                     --------------
                                                                                                                         28,257,179
                                                                                                                     --------------


                    Quarterly Statements of Investments | 87

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                  SHARES/WARRANTS/
          MUTUAL SHARES SECURITIES FUND                                             COUNTRY           CONTRACTS           VALUE
          -----------------------------                                         ---------------   ----------------   --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          HOTELS, RESTAURANTS & LEISURE 0.0%(f)
      (a) Trump Entertainment Resorts Inc. ..................................    United States         169,038       $       13,523
                                                                                                                     --------------
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.8%
          Constellation Energy Group ........................................    United States       1,036,736           21,418,966
      (a) NRG Energy Inc. ...................................................    United States         261,270            4,598,352
                                                                                                                     --------------
                                                                                                                         26,017,318
                                                                                                                     --------------
          INDUSTRIAL CONGLOMERATES 3.8%
          Keppel Corp. Ltd. .................................................      Singapore         3,905,323           12,864,110
          Koninklijke Philips Electronics NV ................................     Netherlands        1,315,064           19,342,881
      (e) Orkla ASA .........................................................        Norway          5,362,549           36,833,541
          Siemens AG ........................................................       Germany            590,321           33,885,074
          Tyco International Ltd. ...........................................    United States       1,019,893           19,949,107
                                                                                                                     --------------
                                                                                                                        122,874,713
                                                                                                                     --------------
          INSURANCE 6.4%
          ACE Ltd. ..........................................................    United States         704,320           28,454,528
      (a) Alleghany Corp. ...................................................    United States          23,818            6,450,634
      (a) Berkshire Hathaway Inc., A ........................................    United States             149           12,918,300
      (a) Berkshire Hathaway Inc., B ........................................    United States          26,810           75,604,200
      (a) Conseco Inc. ......................................................    United States       1,091,457            1,004,140
          Old Republic International Corp. ..................................    United States       2,329,142           25,201,317
   (a, d) Olympus Re Holdings Ltd. ..........................................    United States          16,280               36,348
          The Travelers Cos. Inc. ...........................................    United States         320,496           13,024,958
          White Mountains Insurance Group Ltd. ..............................    United States         140,935           24,228,136
          Zurich Financial Services AG ......................................     Switzerland          137,066           21,682,553
                                                                                                                     --------------
                                                                                                                        208,605,114
                                                                                                                     --------------
          INTERNET SOFTWARE & SERVICES 0.3%
      (a) Yahoo! Inc. .......................................................    United States         758,680            9,718,691
                                                                                                                     --------------
          IT SERVICES 0.6%
   (a, h) Alliance Data Systems Corp. .......................................    United States         557,448           20,597,704
                                                                                                                     --------------
          LEISURE EQUIPMENT & PRODUCTS 1.5%
          Eastman Kodak Co. .................................................    United States       2,112,040            8,025,752
          Mattel Inc. .......................................................    United States       3,654,069           42,131,415
                                                                                                                     --------------
                                                                                                                         50,157,167
                                                                                                                     --------------
          LIFE SCIENCES TOOLS & SERVICES 0.1%
      (a) MDS Inc. ..........................................................        Canada            825,217            3,868,358
                                                                                                                     --------------
          MACHINERY 0.8%
          AB SKF, B .........................................................        Sweden          1,095,590            9,488,827
          Federal Signal Corp. ..............................................    United States         930,921            4,905,954
   (a, d) Motor Coach Industries International Inc., wts., 5/27/09 ..........    United States               2                   --
          Parker Hannifin Corp. .............................................    United States         369,120           12,542,698
                                                                                                                     --------------
                                                                                                                         26,937,479
                                                                                                                     --------------


                    88 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                  SHARES/WARRANTS/
          MUTUAL SHARES SECURITIES FUND                                             COUNTRY           CONTRACTS           VALUE
          -----------------------------                                         ---------------   ----------------   --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          MARINE 0.6%
          A.P. Moller - Maersk AS ...........................................        Denmark             4,478       $   19,633,350
                                                                                                                     --------------
          MEDIA 5.8%
      (a) Adelphia Recovery Trust ...........................................     United States     29,283,354              468,534
   (a, b) Adelphia Recovery Trust, Arahova Contingent Value Vehicle,
             Contingent Distribution ........................................     United States      1,955,453              166,213
   (a, b) Century Communications Corp., Contingent Distribution .............     United States      5,487,000                   --
          Comcast Corp., A ..................................................     United States      5,447,444           70,108,604
          News Corp., A .....................................................     United States      5,966,390           39,497,502
          Time Warner Cable Inc. ............................................     United States        443,245           10,992,483
          Time Warner Inc. ..................................................     United States      1,255,310           24,227,477
   (a, c) TVMAX Holdings Inc. ...............................................     United States         35,609                   --
      (a) Viacom Inc., B ....................................................     United States      1,499,203           26,056,148
          Virgin Media Inc. .................................................    United Kingdom      3,623,690           17,393,712
                                                                                                                     --------------
                                                                                                                        188,910,673
                                                                                                                     --------------
          METALS & MINING 1.3%
          AK Steel Holding Corp. ............................................     United States        725,540            5,165,845
          Anglo American PLC ................................................    United Kingdom        800,870           13,628,188
          ArcelorMittal, N.Y. shs., A .......................................      Netherlands         711,860           14,265,674
          Cliffs Natural Resources Inc. .....................................     United States        474,700            8,620,552
                                                                                                                     --------------
                                                                                                                         41,680,259
                                                                                                                     --------------
          MULTI-UTILITIES 0.8%
          GDF Suez ..........................................................        France            719,094           24,676,339
   (a, b) NorthWestern Corp., Contingent Distribution .......................     United States      3,348,000                   --
                                                                                                                     --------------
                                                                                                                         24,676,339
                                                                                                                     --------------
          OIL, GAS & CONSUMABLE FUELS 4.1%
          BP PLC ............................................................    United Kingdom      2,800,254           18,943,949
          BP PLC, ADR .......................................................    United Kingdom          5,003              200,620
          Marathon Oil Corp. ................................................     United States      1,512,470           39,762,837
          Noble Energy Inc. .................................................     United States        227,540           12,259,855
          Royal Dutch Shell PLC, A ..........................................    United Kingdom      1,813,808           40,764,562
          Total SA, B .......................................................        France            473,419           23,520,254
                                                                                                                     --------------
                                                                                                                        135,452,077
                                                                                                                     --------------
          PAPER & FOREST PRODUCTS 2.4%
      (a) Domtar Corp. ......................................................     United States      3,649,675            3,467,191
          International Paper Co. ...........................................     United States      2,706,902           19,056,590
          MeadWestvaco Corp. ................................................     United States      1,553,006           18,620,542
          Mondi Ltd. ........................................................    United Kingdom         53,509              155,853
          Weyerhaeuser Co. ..................................................     United States      1,407,287           38,798,902
                                                                                                                     --------------
                                                                                                                         80,099,078
                                                                                                                     --------------


                    Quarterly Statements of Investments | 89

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                  SHARES/WARRANTS/
          MUTUAL SHARES SECURITIES FUND                                             COUNTRY           CONTRACTS           VALUE
          -----------------------------                                         ---------------   ----------------   --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          PHARMACEUTICALS 5.3%
          Novartis AG .......................................................     Switzerland          681,230       $   25,777,241
          Schering-Plough Corp. .............................................    United States       2,513,742           59,198,624
      (a) Valeant Pharmaceuticals International .............................    United States         574,546           10,221,173
          Wyeth .............................................................    United States       1,846,150           79,458,296
                                                                                                                     --------------
                                                                                                                        174,655,334
                                                                                                                     --------------
          REAL ESTATE INVESTMENT TRUSTS (REITS) 0.9%
          Alexander's Inc. ..................................................    United States          49,326            8,404,164
          Link REIT .........................................................      Hong Kong         8,630,556           17,059,670
          Ventas Inc. .......................................................    United States         119,989            2,712,951
                                                                                                                     --------------
                                                                                                                         28,176,785
                                                                                                                     --------------
          REAL ESTATE MANAGEMENT & DEVELOPMENT 0.4%
   (a, c) Canary Wharf Group PLC ............................................    United Kingdom      1,535,898            5,901,344
      (a) Forestar Real Estate Group ........................................    United States         330,463            2,528,042
      (a) The St. Joe Co. ...................................................    United States         314,282            5,261,081
                                                                                                                     --------------
                                                                                                                         13,690,467
                                                                                                                     --------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.2%
      (a) LSI Corp. .........................................................    United States       6,515,393           19,806,794
          Maxim Integrated Products Inc. ....................................    United States       1,542,747           20,379,688
                                                                                                                     --------------
                                                                                                                         40,186,482
                                                                                                                     --------------
          SOFTWARE 2.2%
          Microsoft Corp. ...................................................    United States       3,846,293           70,656,402
                                                                                                                     --------------
          TOBACCO 10.0%
          Altria Group Inc. .................................................    United States       2,246,727           35,992,567
          British American Tobacco PLC ......................................    United Kingdom      4,320,987          100,002,009
          British American Tobacco PLC, ADR .................................    United Kingdom          4,218              194,028
          Imperial Tobacco Group PLC ........................................    United Kingdom      3,149,559           70,812,535
          Japan Tobacco Inc. ................................................        Japan               8,266           21,858,496
          KT&G Corp. ........................................................     South Korea          554,296           30,698,974
          Lorillard Inc. ....................................................    United States         170,740           10,541,488
          Philip Morris International Inc. ..................................    United States         455,680           16,213,094
          Reynolds American Inc. ............................................    United States       1,173,611           42,062,218
                                                                                                                     --------------
                                                                                                                        328,375,409
                                                                                                                     --------------
          TRANSPORTATION INFRASTRUCTURE 0.0%(f)
      (a) Groupe Eurotunnel SA ..............................................        France              3,017               16,020
      (a) Groupe Eurotunnel SA, wts., 12/30/11 ..............................        France            160,159               20,198
                                                                                                                     --------------
                                                                                                                             36,218
                                                                                                                     --------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $4,054,795,712) ..........................................                                         2,644,561,163
                                                                                                                     --------------


                    90 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                  SHARES/WARRANTS/
          MUTUAL SHARES SECURITIES FUND                                             COUNTRY           CONTRACTS           VALUE
          -----------------------------                                         ---------------   ----------------   --------------
          PREFERRED STOCKS 0.0%(f)
          AUTO COMPONENTS 0.0%(f)
      (d) Dana Holding Corp., 4.00%, cvt. pfd., B ...........................     United States         37,154       $      352,963
                                                                                                                     --------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(f)
   (a, d) PTV Inc., 10.00%, pfd., A .........................................    United Kingdom         17,300                4,930
                                                                                                                     --------------
          TOTAL PREFERRED STOCKS (COST $3,726,299) ..........................                                               357,893
                                                                                                                     --------------

                                                                                                      PRINCIPAL
                                                                                                      AMOUNT(i)
                                                                                                  ----------------
          CORPORATE BONDS & NOTES 3.3%
      (j) Boston Generating LLC, FRN,
                Revolver, 1.334%, 12/21/13 ..................................     United States        223,891              134,742
                Synthetic Letter of Credit, 1.334%, 12/21/13 ................     United States        799,567              481,194
                Term Loan B, 2.729%, 12/21/13 ...............................     United States      3,532,578            2,125,969
      (j) Calpine Corp., Exit Term Loan, FRN, 4.335%, 3/29/14 ...............     United States     48,913,529           37,496,965
   (d, k) Cerberus CG Investor I LLC, 12.00%, 7/31/14 .......................     United States      7,173,000            1,362,870
   (d, k) Cerberus CG Investor II LLC, 12.00%, 7/31/14 ......................     United States      7,173,000            1,362,870
   (d, k) Cerberus CG Investor III LLC, 12.00%, 7/31/14 .....................     United States      3,586,500              681,435
   (d, k) Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13 ...............     United States     23,696,793            1,658,776
          DecisionOne Corp.,
      (d)       12.00%, 4/15/10 .............................................     United States        140,730              140,730
   (c, j)       FRN, 5.50%, 5/12/09 .........................................     United States         24,958               24,958
      (j) First Data Corp., Term Loan, FRN, 3.272%, 9/24/14
                B-1 .........................................................     United States      5,983,527            4,053,468
                B-2 .........................................................     United States      5,999,247            4,060,368
                B-3 .........................................................     United States      1,477,898              999,941
          Groupe Eurotunnel SA, cvt., sub. bond, NRS I,
                T2, 3.00%, 7/28/09 ..........................................        France              4,300 EUR            4,852
                T2, 3.00%, 7/28/09 ..........................................        France              4,979 GBP            7,143
                T3, 3.00%, 7/28/10 ..........................................        France          2,425,100 EUR        2,736,422
                T3, 3.00%, 7/28/10 ..........................................        France          1,688,564 GBP        2,422,752
(c, e, j) International Automotive Components Group NA Inc., Revolver, FRN,
             5.75%, 1/18/14 .................................................     United States        959,421              959,421
(d, e, k) International Automotive Components Group NA LLC, 9.00%,
             4/01/17 ........................................................     United States      1,456,500              459,422
(d, e, j) Pontus I LLC, junior note, 144A, FRN, 5.283%, 7/24/09 .............     United States     17,715,963           17,707,726
(d, e, j) Pontus II Trust, junior profit-participating note, 144A, FRN,
             8.256%, 6/25/09 ................................................     United States      2,809,825              786,082
      (j) Realogy Corp., FRN,
                2.768%, 4/10/13 .............................................     United States      8,864,400            4,166,268
                Delayed Draw Term B Loan, 3.518%, 10/10/13 ..................     United States        690,339              398,930
                Initial Term Loan B, 3.518%, 10/10/13 .......................     United States      3,807,193            2,200,082
                Synthetic Letter of Credit, 0.312%, 10/10/13 ................     United States      1,025,029              592,338
      (j) Texas Competitive Electric Holdings Co. LLC, FRN,
                4.033%, 10/10/14 ............................................     United States      2,975,068            1,973,773
                Initial Tranche B-1 Term Loan, 4.033%, 10/10/14 .............     United States     18,819,470           12,474,956
                Term Loan B3, 4.033%, 10/10/14 ..............................     United States     10,520,234            6,962,144


                    Quarterly Statements of Investments | 91

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                      PRINCIPAL
          MUTUAL SHARES SECURITIES FUND                                             COUNTRY           AMOUNT(i)           VALUE
          -----------------------------                                         ---------------   ----------------   --------------
          CORPORATE BONDS & NOTES (CONTINUED)
   (c, m) TVMAX Holdings Inc., PIK,
                11.50%, 6/30/09 .............................................    United States          64,925       $       20,120
                14.00%, 6/30/09 .............................................    United States         213,520               65,230
                                                                                                                     --------------
          TOTAL CORPORATE BONDS & NOTES (COST $177,797,079) .................                                           108,521,947
                                                                                                                     --------------
          CORPORATE BONDS & NOTES IN REORGANIZATION 1.1%
      (j) Charter Communications Operating LLC, FRN,
                10.50%, 3/06/14 .............................................    United States       4,511,813            4,195,986
                Term Loan B, 5.18%, 3/06/14 .................................    United States      25,866,754           21,232,285
      (j) Motor Coach Industries International Inc., FRN,
                First Lien DIP Revolver, 8.50%, 9/19/09 .....................    United States       1,058,179            1,036,296
                Second Lien DIP Trust A Term Loan, 12.75%, 9/19/09 ..........    United States       1,425,627            1,144,066
                Second Lien DIP Trust B Term Loan, 15.25%, 9/19/09 ..........    United States         871,385              740,677
                Second Lien Senior Secured Term Loan, 11.00%, 12/01/08 ......    United States       1,174,925              922,316
   (c, k)       Third Lien Senior Secured Term Loan, 15.649%, 12/01/08 ......    United States      13,474,193              730,301
   (j, l) Quebecor World Inc., DIP Term Loan, FRN, 8.25%, 7/21/09 ...........        Canada          5,537,764            4,744,020
   (c, k) Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ...........    United States           5,000                   25
(j, k, l) Spectrum Brands Inc., FRN,
                Dollar Term Loan B, 8.00%, 4/01/13 ..........................    United States         914,890              657,577
                L/C Commitment, 6.25%, 4/01/13 ..............................    United States          56,359               40,508
      (k) Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..................    United States       7,582,630              644,524
   (e, k) Wimar OPCO LLC/Finance Corp., senior sub. note, 9.625%,
             12/15/14 .......................................................    United States      18,305,000              137,287
                                                                                                                     --------------
          TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
             (COST $64,443,886) .............................................                                            36,225,868
                                                                                                                     --------------
          COMPANIES IN LIQUIDATION 0.0%
      (c) Peregrine Investments Holdings Ltd., 6.70%, 1/15/98 ...............      Hong Kong         5,000,000 JPY               --
      (c) PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00 .............      Hong Kong        12,200,000                   --
                                                                                                                     --------------
          TOTAL COMPANIES IN LIQUIDATION (COST $--)                                                                              --
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $4,300,762,976) ..........................................                                         2,789,666,871
                                                                                                                     --------------
          SHORT TERM INVESTMENTS 16.2%
          U.S. GOVERNMENT AND AGENCY SECURITIES 15.8%
      (n) FHLB, 4/01/09 - 12/08/09 ..........................................    United States     321,153,000          320,879,031
   (n, o) U.S. Treasury Bills, 4/09/09 - 11/19/09 ...........................    United States     197,000,000          196,800,605
                                                                                                                     --------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $515,800,406) ............................................                                           517,679,636
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND REPURCHASE
             AGREEMENTS (COST $4,816,563,382) ...............................                                         3,307,346,507
                                                                                                                     --------------


                    92 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

          MUTUAL SHARES SECURITIES FUND                                             COUNTRY            SHARES             VALUE
          -----------------------------                                         ---------------   ----------------   --------------
          SHORT TERM INVESTMENTS (CONTINUED)
          INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
          SECURITIES 0.1%
          MONEY MARKET FUNDS (COST $2,408,034) 0.1%
      (p) Bank of New York Institutional Cash Reserve Fund, 0.15% ...........    United States       2,408,034       $    2,359,873
                                                                                                                     --------------

                                                                                                      PRINCIPAL
                                                                                                      AMOUNT(i)
                                                                                                  ----------------
          REPURCHASE AGREEMENTS (COST $10,100,000) 0.3%
      (q) Credit Suisse Securities (USA) LLC, 0.15%, 4/01/09
             (Maturity Value $10,100,042)
      (n)       Collateralized by U.S. Treasury Bills, 7/02/09 ..............    United States      10,100,000           10,100,000
          TOTAL INVESTMENTS (COST $4,829,071,416) 101.3% ....................                                         3,319,806,380
          SECURITIES SOLD SHORT (1.3)% ......................................                                           (41,844,304)
          NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD
             EXCHANGE CONTRACTS (0.2)% ......................................                                            (5,659,393)
          OTHER ASSETS, LESS LIABILITIES 0.2% ...............................                                             5,740,955
                                                                                                                     --------------
          NET ASSETS 100.0% .................................................                                        $3,278,043,638
                                                                                                                     ==============

                                                                                                       SHARES
                                                                                                  ----------------
          SECURITIES SOLD SHORT 1.3%
          PHARMACEUTICALS 1.3%
          Merck & Co. Inc. ..................................................    United States         638,389           17,076,906
          Pfizer Inc. .......................................................    United States       1,818,458           24,767,398
                                                                                                                     --------------
          TOTAL SECURITIES SOLD SHORT (PROCEEDS $43,565,285) ................                                        $   41,844,304
                                                                                                                     --------------

See Abbreviations on page 147.

(a)  Non-income producing.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2009, the aggregate value of these securities was $7,735,694, representing 0.24% of net assets.

(d)  See Note 6 regarding restricted and illiquid securities.

(e)  See Note 9 regarding other considerations.

(f)  Rounds to less than 0.1% of net assets.

(g)  See Note 7 regarding holdings of 5% voting securities.

(h)  A portion or all of the security is on loan at March 31, 2009.

(i)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(j)  The coupon rate shown represents the rate at period end.

(k) Defaulted security or security for which income has been deemed uncollectible.

(l)  A portion or all of the security purchased on a delayed delivery basis.

(m)  Income may be received in additional securities and/or cash.

(n)  The security is traded on a discount basis with no stated coupon rate.

(o) Security or a portion of the security has been segregated as collateral for securities sold short. At March 31, 2009, the value of securities and/or cash pledged amounted to $30,983,970.

(p)  The rate shown is the annualized seven-day yield at period end.

(q) At March 31, 2009, all repurchase agreements had been entered into on that date.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 93

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                                            SHARES/
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                                 INDUSTRY                RIGHTS         VALUE
       --------------------------------------------                      ------------------------------   ----------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 86.9%
       ARGENTINA 0.3%
       Tenaris SA, ADR ..............................................      Energy Equipment & Services        67,400   $  1,359,458
                                                                                                                       ------------
       AUSTRIA 0.7%
       OMV AG .......................................................      Oil, Gas & Consumable Fuels        97,781      3,271,068
                                                                                                                       ------------
       BRAZIL 7.9%
       AES Tiete SA .................................................      Independent Power Producers
                                                                                & Energy Traders             729,394      5,012,520
       American Banknote SA .........................................          Commercial Services
                                                                                   & Supplies                 74,329        326,862
       Companhia de Bebidas das Americas (AmBev) ....................               Beverages                205,313      8,214,290
       Companhia Energetica de Minas Gerais .........................          Electric Utilities             79,855        894,431
       Itau Unibanco Banco Multiplo SA, ADR .........................           Commercial Banks             620,887      6,755,249
       Natura Cosmeticos SA .........................................           Personal Products            688,648      6,724,672
       Souza Cruz SA ................................................                Tobacco                 357,082      6,735,218
                                                                                                                       ------------
                                                                                                                         34,663,242
                                                                                                                       ------------
       CHILE 1.1%
       Banco Santander Chile SA, ADR ................................           Commercial Banks              37,200      1,277,820
       Cia Cervecerias Unidas SA, ADR ...............................               Beverages                 89,900      2,526,190
       Empresa Nacional de Telecomunicaciones SA ....................     Diversified Telecommunication
                                                                                    Services                  81,894        948,430
                                                                                                                       ------------
                                                                                                                          4,752,440
                                                                                                                       ------------
       CHINA 20.8%
       Aluminum Corp. of China Ltd., H ..............................            Metals & Mining           7,701,000      4,421,608
       Anta Sports Products Ltd. ....................................          Textiles, Apparel &
                                                                                  Luxury Goods             2,241,000      1,474,637
       China Coal Energy Co., H .....................................      Oil, Gas & Consumable Fuels     6,513,000      4,806,735
       China Construction Bank Corp., H .............................           Commercial Banks           4,396,000      2,495,649
       China Life Insurance Co. Ltd., H .............................               Insurance              1,418,000      4,701,998
       China Mobile Ltd. ............................................      Wireless Telecommunication
                                                                                    Services               2,712,500     23,623,628
       China Molybdenum Co. Ltd., H .................................            Metals & Mining           5,051,000      2,254,896
       China Petroleum and Chemical Corp., H ........................      Oil, Gas & Consumable Fuels     4,550,000      2,911,831
       China Shenhua Energy Co. Ltd., H .............................      Oil, Gas & Consumable Fuels     2,392,500      5,389,758
       China Shipping Development Co. Ltd., H .......................                Marine                2,614,000      2,475,567
       CNOOC Ltd. ...................................................      Oil, Gas & Consumable Fuels     3,077,000      3,049,031
       Denway Motors Ltd. ...........................................              Automobiles            12,353,959      4,781,900
       Hidili Industry International Development Ltd. ...............            Metals & Mining           8,561,000      2,617,857
       Industrial and Commercial Bank of China Ltd., H ..............           Commercial Banks          10,138,000      5,271,454
       Lonking Holdings Ltd. ........................................               Machinery              2,234,000      1,357,617
       PetroChina Co. Ltd., H .......................................      Oil, Gas & Consumable Fuels    12,680,000     10,110,690
   (a) Shanda Interactive Entertainment Ltd., ADR ...................               Software                  62,800      2,482,484
       Shanghai Industrial Holdings Ltd. ............................       Industrial Conglomerates         262,000        725,106


                    94 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                            SHARES/
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                                 INDUSTRY                RIGHTS         VALUE
       --------------------------------------------                      ------------------------------   ----------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       CHINA (CONTINUED)
       Soho China Ltd. ..............................................        Real Estate Management
                                                                                  & Development            1,102,000   $    443,618
   (b) Yantai Changyu Pioneer Wine Co. Ltd., B ......................               Beverages                304,600      1,108,287
       Zijin Mining Group Co. Ltd., H ...............................            Metals & Mining           7,346,000      5,231,944
                                                                                                                       ------------
                                                                                                                         91,736,295
                                                                                                                       ------------
       EGYPT 0.2%
       Egyptian Mobile Services .....................................      Wireless Telecommunication
                                                                                    Services                  25,515        665,727
       Telecom Egypt ................................................     Diversified Telecommunication
                                                                                    Services                  22,192         59,084
                                                                                                                       ------------
                                                                                                                            724,811
                                                                                                                       ------------
       FINLAND 0.1%
       Nokian Renkaat OYJ ...........................................            Auto Components              20,284        238,035
                                                                                                                       ------------
       HONG KONG 1.4%
       Dairy Farm International Holdings Ltd. .......................       Food & Staples Retailing       1,014,733      4,474,972
       VTech Holdings Ltd. ..........................................       Communications Equipment         456,000      1,765,059
                                                                                                                       ------------
                                                                                                                          6,240,031
                                                                                                                       ------------
       HUNGARY 1.0%
       Magyar Telekom PLC ...........................................     Diversified Telecommunication
                                                                                    Services                 610,846      1,408,844
       MOL Hungarian Oil and Gas Nyrt. ..............................      Oil, Gas & Consumable Fuels        39,364      1,757,223
   (a) OTP Bank Ltd. ................................................           Commercial Banks             162,577      1,363,190
                                                                                                                       ------------
                                                                                                                          4,529,257
                                                                                                                       ------------
       INDIA 5.4%
   (a) Bharti Airtel Ltd. ...........................................      Wireless Telecommunication
                                                                                    Services                  27,355        338,516
       GAIL India Ltd. ..............................................             Gas Utilities              962,643      4,649,507
       Infosys Technologies Ltd. ....................................              IT Services               135,890      3,558,077
       National Aluminium Co. Ltd. ..................................            Metals & Mining             181,978        771,706
       Oil & Natural Gas Corp. Ltd. .................................      Oil, Gas & Consumable Fuels       438,603      6,762,483
       Sesa Goa Ltd. ................................................            Metals & Mining             366,000        729,177
       State Bank of India ..........................................           Commercial Banks              22,000        463,993
       Steel Authority of India Ltd. ................................            Metals & Mining             973,892      1,857,463
       Tata Consultancy Services Ltd. ...............................              IT Services               435,050      4,645,580
                                                                                                                       ------------
                                                                                                                         23,776,502
                                                                                                                       ------------
       INDONESIA 2.1%
       PT Astra International Tbk ...................................              Automobiles             2,175,500      2,682,897
       PT Bank Central Asia Tbk .....................................           Commercial Banks           9,120,500      2,446,867
       PT Telekomunikasi Indonesia, B ...............................     Diversified Telecommunication
                                                                                    Services               6,384,000      4,171,285
                                                                                                                       ------------
                                                                                                                          9,301,049
                                                                                                                       ------------


                    Quarterly Statements of Investments | 95

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                            SHARES/
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                                 INDUSTRY                RIGHTS         VALUE
       --------------------------------------------                      ------------------------------   ----------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       ISRAEL 0.9%
   (a) Taro Pharmaceutical Industries Ltd. ..........................            Pharmaceuticals             447,779   $  4,030,011
                                                                                                                       ------------
       KENYA 0.0%(c)
       East African Breweries Ltd. ..................................               Beverages                 61,282         87,655
                                                                                                                       ------------
       KUWAIT 0.2%
       National Mobile Telecommunications Co. .......................      Wireless Telecommunication
                                                                                    Services                 127,500        682,333
                                                                                                                       ------------
       LUXEMBOURG 0.1%
   (a) Reinet Investments SCA, GDR ..................................          Textiles, Apparel &
                                                                                  Luxury Goods               291,307        278,460
                                                                                                                       ------------
       MEXICO 8.3%
       Alfa SAB de CV ...............................................       Industrial Conglomerates         230,595        357,885
       America Movil SAB de CV, L, ADR ..............................      Wireless Telecommunication
                                                                                    Services                 349,558      9,466,031
       Fomento Economico Mexicano SAB de CV, ADR ....................               Beverages                 51,800      1,305,878
       Grupo Televisa SA ............................................                 Media                3,015,575      8,197,795
       Kimberly Clark de Mexico SAB de CV, A ........................          Household Products          2,332,005      7,571,199
       Telefonos de Mexico SAB de CV, L, ADR ........................     Diversified Telecommunication
                                                                                    Services                 382,164      5,747,746
       Wal-Mart de Mexico SAB de CV, V ..............................       Food & Staples Retailing       1,615,643      3,772,644
                                                                                                                       ------------
                                                                                                                         36,419,178
                                                                                                                       ------------
       PAKISTAN 1.8%
       Fauji Fertilizer Co. Ltd. ....................................               Chemicals                746,553        807,586
       MCB Bank Ltd. ................................................           Commercial Banks           1,573,393      2,743,974
       Oil & Gas Development Co. Ltd. ...............................      Oil, Gas & Consumable Fuels     2,653,100      2,352,080
   (a) Pakistan Telecommunications Corp., A .........................     Diversified Telecommunication
                                                                                    Services               8,881,808      1,833,236
                                                                                                                       ------------
                                                                                                                          7,736,876
                                                                                                                       ------------
       PERU 0.6%
       Credicorp Ltd. ...............................................           Commercial Banks              58,700      2,749,508
                                                                                                                       ------------
       PHILIPPINES 0.8%
       Globe Telecom Inc. ...........................................      Wireless Telecommunication
                                                                                    Services                  19,616        339,539
       Philippine Long Distance Telephone Co., ADR ..................      Wireless Telecommunication
                                                                                    Services                  70,790      3,123,963
                                                                                                                       ------------
                                                                                                                          3,463,502
                                                                                                                       ------------
       QATAR 0.3%
       Qatar National Bank ..........................................           Commercial Banks              53,570      1,382,736
                                                                                                                       ------------
       RUSSIA 7.1%
(a, d) Centenergoholding ............................................          Electric Utilities             73,527             --
       Gazprom, ADR .................................................      Oil, Gas & Consumable Fuels       317,000      4,723,300
       Gazprom, ADR .................................................      Oil, Gas & Consumable Fuels       235,100      3,502,990
(a, d) Intergenerasiya Holding Co. ..................................          Electric Utilities            204,397             --


                    96 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                            SHARES/
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                                 INDUSTRY                RIGHTS         VALUE
       --------------------------------------------                      ------------------------------   ----------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       RUSSIA (CONTINUED)
       LUKOIL Holdings, ADR .........................................      Oil, Gas & Consumable Fuels        65,808   $  2,480,961
       LUKOIL Holdings, ADR (London Exchange) .......................      Oil, Gas & Consumable Fuels       241,668      9,045,633
       Mining and Metallurgical Co. Norilsk Nickel, ADR .............            Metals & Mining             299,600      1,827,560
       Mobile TeleSystems ...........................................      Wireless Telecommunication
                                                                                    Services                 617,683      2,625,153
       Mobile TeleSystems, ADR ......................................      Wireless Telecommunication
                                                                                    Services                  81,100      2,426,512
(a, d) Sibenergyholding JSC .........................................          Electric Utilities             56,171             --
       TNK-BP .......................................................      Oil, Gas & Consumable Fuels     4,531,950      3,829,498
   (a) Wimm-Bill-Dann Foods .........................................             Food Products               43,728        699,648
                                                                                                                       ------------
                                                                                                                         31,161,255
                                                                                                                       ------------
       SINGAPORE 0.4%
       Fraser and Neave Ltd. ........................................       Industrial Conglomerates       1,139,041      1,894,720
                                                                                                                       ------------
       SOUTH AFRICA 9.3%
       ABSA Group Ltd. ..............................................           Commercial Banks             225,213      2,285,872
       Foschini Ltd. ................................................           Specialty Retail           1,155,595      5,357,338
       Lewis Group Ltd. .............................................           Specialty Retail             776,170      3,495,959
       Massmart Holdings Ltd. .......................................       Food & Staples Retailing         179,466      1,317,877
       MTN Group Ltd. ...............................................      Wireless Telecommunication
                                                                                    Services                 652,557      7,229,213
       Naspers Ltd., N ..............................................                 Media                  236,951      4,000,017
       Pretoria Portland Cement Co. Ltd. ............................        Construction Materials          227,241        752,595
       Remgro Ltd. ..................................................    Diversified Financial Services      465,961      3,318,460
       The Spar Group Ltd. ..........................................       Food & Staples Retailing         159,684        874,404
       Standard Bank Group Ltd. .....................................           Commercial Banks             692,727      5,810,487
       Telkom South Africa Ltd. .....................................     Diversified Telecommunication
                                                                                    Services                 239,484      2,665,453
       Tiger Brands Ltd. ............................................             Food Products              192,059      2,742,484
       Truworths International Ltd. .................................           Specialty Retail             389,358      1,319,906
                                                                                                                       ------------
                                                                                                                         41,170,065
                                                                                                                       ------------
       SOUTH KOREA 1.6%
       Kangwon Land Inc. ............................................     Hotels, Restaurants & Leisure      512,665      5,130,194
       SK Telecom Co. Ltd. ..........................................      Wireless Telecommunication
                                                                                    Services                  15,243      2,129,949
                                                                                                                       ------------
                                                                                                                          7,260,143
                                                                                                                       ------------
       SWEDEN 1.1%
       Oriflame Cosmetics SA, SDR ...................................           Personal Products            149,765      4,678,677
                                                                                                                       ------------
       TAIWAN 4.7%
       MediaTek Inc. ................................................           Semiconductors &
                                                                             Semiconductor Equipment         920,300      8,651,118
       President Chain Store Corp. ..................................       Food & Staples Retailing       3,742,144      8,568,280


                    Quarterly Statements of Investments | 97

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                            SHARES/
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                                 INDUSTRY                RIGHTS         VALUE
       --------------------------------------------                      ------------------------------   ----------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       TAIWAN (CONTINUED)
       Taiwan Mobile Co. Ltd. .......................................      Wireless Telecommunication
                                                                                    Services               1,946,000   $  2,818,503
       Taiwan Semiconductor Manufacturing Co. Ltd. ..................           Semiconductors &
                                                                             Semiconductor Equipment         557,000        843,666
                                                                                                                       ------------
                                                                                                                         20,881,567
                                                                                                                       ------------
       THAILAND 0.9%
       PTT Exploration and Production Public Co. Ltd., fgn. .........      Oil, Gas & Consumable Fuels       224,200        614,788
       Thai Beverages Co. Ltd., fgn. ................................               Beverages             27,472,000      3,160,919
                                                                                                                       ------------
                                                                                                                          3,775,707
                                                                                                                       ------------
       TURKEY 5.1%
       Akbank TAS ...................................................           Commercial Banks           2,034,234      6,124,628
       Anadolu Efes Biracilik Ve Malt Sanayii AS ....................               Beverages                412,898      2,560,878
       Tupras-Turkiye Petrol Rafinerileri AS ........................      Oil, Gas & Consumable Fuels       523,504      5,264,356
       Turkcell Iletisim Hizmetleri AS ..............................      Wireless Telecommunication
                                                                                    Services               1,693,437      8,310,659
                                                                                                                       ------------
                                                                                                                         22,260,521
                                                                                                                       ------------
       UNITED ARAB EMIRATES 0.3%
       First Gulf Bank ..............................................           Commercial Banks             257,517        595,918
       National Bank of Abu Dhabi ...................................           Commercial Banks             245,223        560,792
       Union National Bank ..........................................           Commercial Banks             226,357        128,179
                                                                                                                       ------------
                                                                                                                          1,284,889
                                                                                                                       ------------
       UNITED KINGDOM 2.4%
       Anglo American PLC ...........................................            Metals & Mining             320,620      5,402,640
       British American Tobacco PLC .................................                Tobacco                 189,206      4,374,815
       HSBC Holdings PLC ............................................           Commercial Banks             150,620        828,848
   (a) HSBC Holdings PLC, rts., 4/03/09 .............................           Commercial Banks              62,758        117,411
                                                                                                                       ------------
                                                                                                                         10,723,714
                                                                                                                       ------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $453,708,174) .......................................                                                   382,513,705
                                                                                                                       ------------
       PREFERRED STOCKS 10.0%
       BRAZIL 8.4%
       Banco Bradesco SA, ADR, pfd. .................................           Commercial Banks             471,013      4,663,029
       Companhia Energetica de Minas Gerais, ADR, pfd. ..............          Electric Utilities            194,450      2,873,971
       Companhia Vale do Rio Doce, ADR, pfd., A .....................            Metals & Mining             989,425     11,160,714
       Fertilizantes Fosfatados SA, pfd. ............................               Chemicals                  8,979         51,795
       Itausa - Investimentos Itau SA, pfd. .........................           Commercial Banks             902,926      3,102,531
       Petroleo Brasileiro SA, ADR, pfd. ............................      Oil, Gas & Consumable Fuels       552,788     13,543,306
       Usinas Siderurgicas de Minas Gerais SA, pfd., A ..............            Metals & Mining             109,613      1,394,086
                                                                                                                       ------------
                                                                                                                         36,789,432
                                                                                                                       ------------


                    98 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                            SHARES/
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                                 INDUSTRY                RIGHTS         VALUE
       --------------------------------------------                      ------------------------------   ----------   ------------
       PREFERRED STOCKS (CONTINUED)
       CHILE 1.6%
       Embotelladora Andina SA, pfd., A .............................               Beverages              1,482,049   $  3,178,453
       Sociedad Quimica y Minera de Chile SA, B, ADR, pfd. ..........               Chemicals                150,392      3,994,412
                                                                                                                       ------------
                                                                                                                          7,172,865
                                                                                                                       ------------
       TOTAL PREFERRED STOCKS (COST $31,444,343) ....................                                                    43,962,297
                                                                                                                       ------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $485,152,517) .......................................                                                   426,476,002
                                                                                                                       ------------
       SHORT TERM INVESTMENTS (COST $16,480,776) 3.7%
       MONEY MARKET FUNDS 3.7%
   (e) Franklin Institutional Fiduciary Trust Money Market Portfolio,
          0.13% .....................................................                                     16,480,776     16,480,776
                                                                                                                       ------------
       TOTAL INVESTMENTS (COST $501,633,293) 100.6% .................                                                   442,956,778
       OTHER ASSETS, LESS LIABILITIES (0.6)% ........................                                                    (2,666,451)
                                                                                                                       ------------
       NET ASSETS 100.0% ............................................                                                  $440,290,327
                                                                                                                       ============

See Abbreviations on page 147.

(a)  Non-income producing.

(b)  A portion or all of the security purchased on a delayed delivery basis.

(c)  Rounds to less than 0.1% of net assets.

(d)  See Note 6 regarding restricted and illiquid securities.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 99

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

    TEMPLETON FOREIGN SECURITIES FUND                                                   COUNTRY       SHARES/UNITS        VALUE
    ---------------------------------                                                --------------   ------------   --------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS 92.3%
    AEROSPACE & DEFENSE 1.6%
    BAE Systems PLC ..............................................................   United Kingdom      4,494,870   $   21,572,708
    Embraer-Empresa Brasileira de Aeronautica SA, ADR ............................       Brazil            700,030        9,289,398
                                                                                                                     --------------
                                                                                                                         30,862,106
                                                                                                                     --------------
    AIR FREIGHT & LOGISTICS 0.6%
    Deutsche Post AG .............................................................      Germany          1,087,912       11,726,929
                                                                                                                     --------------
    AUTO COMPONENTS 0.5%
    Compagnie Generale des Etablissements Michelin, B ............................       France            241,710        8,961,900
                                                                                                                     --------------
    AUTOMOBILES 1.8%
    Bayerische Motoren Werke AG ..................................................      Germany            354,040       10,198,741
    Toyota Motor Corp., ADR ......................................................       Japan             380,380       24,078,054
                                                                                                                     --------------
                                                                                                                         34,276,795
                                                                                                                     --------------
    CAPITAL MARKETS 1.4%
    Invesco Ltd. .................................................................   United States       1,744,177       24,174,293
(a) KKR Private Equity Investors LP ..............................................   United States       1,155,000        3,384,150
                                                                                                                     --------------
                                                                                                                         27,558,443
                                                                                                                     --------------
    COMMERCIAL BANKS 5.5%
    DBS Group Holdings Ltd. ......................................................     Singapore         1,860,520       10,336,562
    Hana Financial Group Inc. ....................................................    South Korea          672,040       10,173,161
(a) KB Financial Group Inc., ADR .................................................    South Korea          530,407       12,862,370
    Mega Financial Holding Co. Ltd. ..............................................       Taiwan         34,084,000       12,203,347
    Mitsubishi UFJ Financial Group Inc. ..........................................       Japan           3,429,500       16,482,653
(a) Royal Bank of Scotland Group PLC .............................................   United Kingdom      7,120,299        2,502,970
(a) Shinsei Bank Ltd. ............................................................       Japan           8,731,478        8,727,952
    Sumitomo Mitsui Financial Group Inc. .........................................       Japan             563,700       19,408,492
    UniCredit SpA ................................................................       Italy           8,344,507       13,758,047
                                                                                                                     --------------
                                                                                                                        106,455,554
                                                                                                                     --------------
    COMMERCIAL SERVICES & SUPPLIES 0.4%
    Brambles Ltd. ................................................................     Australia         2,375,538        7,920,234
                                                                                                                     --------------
    COMMUNICATIONS EQUIPMENT 1.2%
    Telefonaktiebolaget LM Ericsson, B, ADR ......................................       Sweden          2,929,600       23,700,464
                                                                                                                     --------------
    COMPUTERS & PERIPHERALS 1.3%
    Compal Electronics Inc. ......................................................       Taiwan         12,917,247        9,249,716
    Lite-On Technology Corp. .....................................................       Taiwan         22,816,681       15,397,141
                                                                                                                     --------------
                                                                                                                         24,646,857
                                                                                                                     --------------
    CONTAINERS & PACKAGING 1.0%
    Amcor Ltd. ...................................................................     Australia         5,968,788       18,449,345
                                                                                                                     --------------
    DIVERSIFIED FINANCIAL SERVICES 0.6%
    ING Groep NV .................................................................    Netherlands        2,046,888       11,276,561
                                                                                                                     --------------


                    100 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    TEMPLETON FOREIGN SECURITIES FUND                                                    COUNTRY      SHARES/UNITS        VALUE
    ---------------------------------                                                --------------   ------------   --------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    DIVERSIFIED TELECOMMUNICATION SERVICES 11.9%
    China Telecom Corp. Ltd., H ..................................................       China          73,292,357   $   30,260,894
    Chunghwa Telecom Co. Ltd., ADR ...............................................       Taiwan          1,835,014       33,452,305
    France Telecom SA ............................................................       France          1,868,953       42,549,750
    Singapore Telecommunications Ltd. ............................................     Singapore        20,278,000       33,731,116
    Telefonica SA, ADR ...........................................................       Spain             829,094       49,430,584
    Telekom Austria AG ...........................................................      Austria            727,240       11,005,686
    Telenor ASA ..................................................................       Norway          4,844,334       27,728,414
                                                                                                                     --------------
                                                                                                                        228,158,749
                                                                                                                     --------------
    ELECTRIC UTILITIES 1.1%
    Hong Kong Electric Holdings Ltd. .............................................     Hong Kong         3,453,969       20,499,787
                                                                                                                     --------------
    ELECTRICAL EQUIPMENT 0.5%
    Shanghai Electric Group Co. Ltd. .............................................       China          34,250,000        9,854,589
                                                                                                                     --------------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.8%
(a) Flextronics International Ltd. ...............................................     Singapore         5,353,860       15,472,655
                                                                                                                     --------------
    ENERGY EQUIPMENT & SERVICES 0.5%
    Aker Solutions ASA ...........................................................       Norway          1,386,290        8,975,786
                                                                                                                     --------------
    FOOD PRODUCTS 3.0%
    Nestle SA ....................................................................    Switzerland        1,035,090       34,984,860
    Unilever PLC .................................................................   United Kingdom      1,170,483       22,134,612
                                                                                                                     --------------
                                                                                                                         57,119,472
                                                                                                                     --------------
    HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
    Olympus Corp. ................................................................       Japan           1,551,000       24,743,336
                                                                                                                     --------------
    HEALTH CARE PROVIDERS & SERVICES 0.4%
    Celesio AG ...................................................................      Germany            440,310        8,124,710
                                                                                                                     --------------
    HOTELS, RESTAURANTS & LEISURE 1.3%
    Autogrill SpA ................................................................       Italy           1,429,290        8,234,640
    Compass Group PLC ............................................................   United Kingdom      3,611,978       16,532,068
                                                                                                                     --------------
                                                                                                                         24,766,708
                                                                                                                     --------------
    INDUSTRIAL CONGLOMERATES 2.6%
    Hutchison Whampoa Ltd. .......................................................     Hong Kong         3,276,709       16,065,511
    Siemens AG ...................................................................      Germany            598,694       34,365,693
                                                                                                                     --------------
                                                                                                                         50,431,204
                                                                                                                     --------------
    INSURANCE 4.4%
    ACE Ltd. .....................................................................   United States         729,799       29,483,880
    Aviva PLC ....................................................................   United Kingdom      2,897,247        8,989,448
    AXA SA .......................................................................       France          1,616,269       19,417,653
    Old Mutual PLC ...............................................................   United Kingdom     19,529,314       14,542,723
    Swiss Reinsurance Co. ........................................................    Switzerland          792,220       12,970,559
                                                                                                                     --------------
                                                                                                                         85,404,263
                                                                                                                     --------------


                    Quarterly Statements of Investments | 101

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    TEMPLETON FOREIGN SECURITIES FUND                                                    COUNTRY      SHARES/UNITS        VALUE
    ---------------------------------                                                --------------   ------------   --------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    LIFE SCIENCES TOOLS & SERVICES 0.9%
    Lonza Group AG ...............................................................    Switzerland          175,440   $   17,335,968
                                                                                                                     --------------
    MEDIA 4.9%
    British Sky Broadcasting Group PLC ...........................................   United Kingdom      2,941,216       18,293,947
    Pearson PLC ..................................................................   United Kingdom      3,409,246       34,314,479
    Reed Elsevier NV .............................................................    Netherlands        1,742,483       18,653,210
    Vivendi SA ...................................................................       France            905,850       23,960,128
                                                                                                                     --------------
                                                                                                                         95,221,764
                                                                                                                     --------------
    METALS & MINING 1.6%
    Barrick Gold Corp. ...........................................................       Canada            663,561       21,479,218
    POSCO, ADR ...................................................................    South Korea          141,230        9,438,401
                                                                                                                     --------------
                                                                                                                         30,917,619
                                                                                                                     --------------
    MULTI-UTILITIES 1.2%
    GDF Suez .....................................................................       France            602,301       20,668,485
(a) Suez Environnement SA ........................................................       France            157,749        2,319,236
                                                                                                                     --------------
                                                                                                                         22,987,721
                                                                                                                     --------------
    OIL, GAS & CONSUMABLE FUELS 12.3%
    BP PLC .......................................................................   United Kingdom      6,982,462       47,236,931
    Eni SpA ......................................................................       Italy             296,593        5,756,291
    Gazprom, ADR .................................................................       Russia          1,132,600       16,875,740
    Indian Oil Corp. Ltd. ........................................................       India             219,665        1,682,564
    Reliance Industries Ltd. .....................................................       India           1,122,471       33,809,528
    Royal Dutch Shell PLC, B .....................................................   United Kingdom      1,736,593       38,172,290
    Sasol, ADR ...................................................................    South Africa         971,480       28,124,346
    StatoilHydro ASA .............................................................       Norway          1,300,430       22,987,887
    Total SA, B ..................................................................       France            846,266       42,043,921
                                                                                                                     --------------
                                                                                                                        236,689,498
                                                                                                                     --------------
    PAPER & FOREST PRODUCTS 0.5%
    UPM-Kymmene OYJ ..............................................................      Finland          1,477,599        8,532,580
                                                                                                                     --------------
    PHARMACEUTICALS 8.9%
    GlaxoSmithKline PLC ..........................................................   United Kingdom      2,685,335       41,900,493
    Merck KGaA ...................................................................      Germany            276,540       24,372,223
    Novartis AG ..................................................................    Switzerland          825,010       31,217,770
    Roche Holding AG .............................................................    Switzerland          152,830       20,967,981
    Sanofi-Aventis ...............................................................       France            697,965       39,267,125
    Takeda Pharmaceutical Co. Ltd. ...............................................       Japan             421,454       14,468,332
                                                                                                                     --------------
                                                                                                                        172,193,924
                                                                                                                     --------------
    PROFESSIONAL SERVICES 2.1%
    Adecco SA ....................................................................    Switzerland          956,590       29,895,013
    Randstad Holding NV ..........................................................    Netherlands          633,100       10,740,826
                                                                                                                     --------------
                                                                                                                         40,635,839
                                                                                                                     --------------


                    102 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    TEMPLETON FOREIGN SECURITIES FUND                                                    COUNTRY      SHARES/UNITS         VALUE
    ---------------------------------                                                --------------   ------------   --------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    REAL ESTATE MANAGEMENT & DEVELOPMENT 1.1%
    Cheung Kong (Holdings) Ltd. ..................................................     Hong Kong         2,483,922   $   21,392,538
                                                                                                                     --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.7%
(a) Infineon Technologies AG .....................................................      Germany          3,757,123        4,379,096
    Samsung Electronics Co. Ltd. .................................................    South Korea          113,407       46,879,790
    Taiwan Semiconductor Manufacturing Co. Ltd. ..................................       Taiwan         38,910,907       58,936,809
                                                                                                                     --------------
                                                                                                                        110,195,695
                                                                                                                     --------------
    SOFTWARE 4.1%
(a) Check Point Software Technologies Ltd. .......................................       Israel          1,990,881       44,217,467
    SAP AG, ADR ..................................................................      Germany          1,002,230       35,368,697
                                                                                                                     --------------
                                                                                                                         79,586,164
                                                                                                                     --------------
    SPECIALTY RETAIL 1.7%
    Kingfisher PLC ...............................................................   United Kingdom     15,543,496       33,385,809
                                                                                                                     --------------
    TEXTILES, APPAREL & LUXURY GOODS 0.3%
    Burberry Group PLC ...........................................................   United Kingdom      1,561,687        6,313,197
                                                                                                                     --------------
    WIRELESS TELECOMMUNICATION SERVICES 3.3%
    Mobile TeleSystems, ADR ......................................................       Russia            316,030        9,455,618
    Turkcell Iletisim Hizmetleri AS, ADR .........................................       Turkey          1,368,000       16,812,720
    Vodafone Group PLC, ADR ......................................................   United Kingdom      2,157,030       37,575,462
                                                                                                                     --------------
                                                                                                                         63,843,800
                                                                                                                     --------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $2,722,902,303) .....................................................                                    1,778,618,563
                                                                                                                     --------------
    PREFERRED STOCKS (COST $2,340,943) 0.8%
    METALS & MINING 0.8%
    Companhia Vale do Rio Doce, ADR, pfd., A .....................................       Brazil          1,296,112       14,620,143
                                                                                                                     --------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
       (COST $2,725,243,246) .....................................................                                    1,793,238,706
                                                                                                                     --------------
    SHORT TERM INVESTMENTS (COST $137,396,368) 7.1%
    MONEY MARKET FUNDS 7.1%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.13% .........   United States     137,396,368      137,396,368
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $2,862,639,614) 100.2% ...............................                                    1,930,635,074
    OTHER ASSETS, LESS LIABILITIES (0.2)% ........................................                                       (4,180,086)
                                                                                                                     --------------
    NET ASSETS 100.0% . ..........................................................                                   $1,926,454,988
                                                                                                                     ==============

See Abbreviations on page 147.

(a)  Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 103

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                    COUNTRY/           SHARES/
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                     ORGANIZATION        WARRANTS             VALUE
       --------------------------------------                                    --------------  ------------------     -----------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 56.8%
       AEROSPACE & DEFENSE 1.2%
       BAE Systems PLC ........................................................  United Kingdom         117,072         $   561,876
   (a) Raytheon Co., wts., 6/16/11 ............................................   United States              63                 422
   (a) Rolls-Royce Group PLC ..................................................  United Kingdom          83,152             350,761
                                                                                                                        -----------
                                                                                                                            913,059
                                                                                                                        -----------
       AIR FREIGHT & LOGISTICS 1.3%
       Deutsche Post AG .......................................................      Germany             44,767             482,557
       United Parcel Service Inc., B ..........................................   United States           9,570             471,035
                                                                                                                        -----------
                                                                                                                            953,592
                                                                                                                        -----------
       AUTOMOBILES 1.0%
       Bayerische Motoren Werke AG ............................................      Germany             17,098             492,538
       Toyota Motor Corp., ADR ................................................       Japan               3,590             227,247
                                                                                                                        -----------
                                                                                                                            719,785
                                                                                                                        -----------
       BEVERAGES 0.9%
   (a) Dr. Pepper Snapple Group Inc. ..........................................   United States          38,290             647,484
                                                                                                                        -----------
       BIOTECHNOLOGY 1.1%
   (a) Amgen Inc. .............................................................   United States          16,290             806,681
                                                                                                                        -----------
       CAPITAL MARKETS 0.6%
       The Bank of New York Mellon Corp. ......................................   United States          15,410             435,332
       Nomura Holdings Inc. ...................................................       Japan                   6                  30
                                                                                                                        -----------
                                                                                                                            435,362
                                                                                                                        -----------
       COMMERCIAL BANKS 2.1%
       DBS Group Holdings Ltd. ................................................     Singapore            89,229             495,733
       HSBC Holdings PLC ......................................................  United Kingdom          22,723             125,043
       Intesa Sanpaolo SpA ....................................................       Italy             111,770             307,506
   (a) KB Financial Group Inc., ADR ...........................................   South Korea            10,329             250,478
       Mitsubishi UFJ Financial Group Inc. ....................................       Japan              36,000             173,021
       Sumitomo Mitsui Financial Group Inc. ...................................       Japan               4,800             165,267
                                                                                                                        -----------
                                                                                                                          1,517,048
                                                                                                                        -----------
       COMMERCIAL SERVICES & SUPPLIES 1.0%
       G4S PLC ................................................................  United Kingdom         264,658             736,299
                                                                                                                        -----------
       COMMUNICATIONS EQUIPMENT 0.8%
   (a) Cisco Systems Inc. .....................................................   United States          35,880             601,708
                                                                                                                        -----------
       COMPUTERS & PERIPHERALS 0.8%
       Lite-On Technology Corp. ...............................................      Taiwan             423,931             286,077
       Seagate Technology .....................................................   United States          50,128             301,269
                                                                                                                        -----------
                                                                                                                            587,346
                                                                                                                        -----------
       CONSTRUCTION MATERIALS 0.2%
       CRH PLC ................................................................      Ireland              7,740             166,637
                                                                                                                        -----------
       CONSUMER FINANCE 0.0%(b)
       Aiful Corp. ............................................................       Japan                  49                  69
                                                                                                                        -----------


                    104 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                    COUNTRY/           SHARES/
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                     ORGANIZATION        WARRANTS             VALUE
       --------------------------------------                                    --------------  ------------------     -----------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       DIVERSIFIED FINANCIAL SERVICES 0.3%
       ING Groep NV ...........................................................    Netherlands           36,961         $   203,623
                                                                                                                        -----------
       DIVERSIFIED TELECOMMUNICATION SERVICES 5.6%
       China Telecom Corp. Ltd., H ............................................       China             657,000             271,262
       Chunghwa Telecom Co. Ltd., ADR .........................................      Taiwan              13,100             238,813
       France Telecom SA, ADR .................................................      France              47,413           1,074,379
       Singapore Telecommunications Ltd. ......................................     Singapore           403,525             671,237
       Telefonica SA, ADR .....................................................       Spain              17,573           1,047,702
       Telekom Austria AG, ADR ................................................      Austria             12,980             380,314
       Telenor ASA ............................................................      Norway              74,594             426,967
                                                                                                                        -----------
                                                                                                                          4,110,674
                                                                                                                        -----------
       ELECTRIC UTILITIES 0.7%
       E.ON AG ................................................................      Germany             17,130             478,679
                                                                                                                        -----------
       ELECTRICAL EQUIPMENT 0.3%
   (a) Vestas Wind Systems AS .................................................      Denmark              4,342             190,371
                                                                                                                        -----------
       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.8%
       FUJIFILM Holdings Corp. ................................................       Japan              15,011             322,076
       Tyco Electronics Ltd. ..................................................   United States           8,326              91,919
       Venture Corp. Ltd. .....................................................     Singapore            60,159             199,350
                                                                                                                        -----------
                                                                                                                            613,345
                                                                                                                        -----------
       FOOD PRODUCTS 0.8%
       Unilever PLC ...........................................................  United Kingdom          30,710             580,746
                                                                                                                        -----------
       HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
   (a) Boston Scientific Corp. ................................................   United States          56,897             452,331
       Covidien Ltd. ..........................................................   United States           8,326             276,756
       Olympus Corp. ..........................................................       Japan              16,000             255,251
                                                                                                                        -----------
                                                                                                                            984,338
                                                                                                                        -----------
       HEALTH CARE PROVIDERS & SERVICES 1.1%
       Quest Diagnostics Inc. .................................................   United States          17,660             838,497
                                                                                                                        -----------
       HOTELS, RESTAURANTS & LEISURE 0.7%
       Compass Group PLC ......................................................  United Kingdom         103,908             475,588
                                                                                                                        -----------
       INDUSTRIAL CONGLOMERATES 1.9%
       General Electric Co. ...................................................   United States          23,450             237,080
       Koninklijke Philips Electronics NV .....................................    Netherlands           21,170             311,383
       Siemens AG, ADR ........................................................      Germany             12,220             696,173
       Tyco International Ltd. ................................................   United States           8,326             162,857
                                                                                                                        -----------
                                                                                                                          1,407,493
                                                                                                                        -----------
       INSURANCE 2.8%
       ACE Ltd. ...............................................................   United States          17,838             720,655
       Aviva PLC ..............................................................  United Kingdom          57,769             179,243
       AXA SA .................................................................      France              36,961             444,045
   (a) Progressive Corp. ......................................................   United States          34,660             465,830


                    Quarterly Statements of Investments | 105

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                    COUNTRY/           SHARES/
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                     ORGANIZATION        WARRANTS             VALUE
       --------------------------------------                                    --------------  ------------------     -----------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       INSURANCE (CONTINUED)
       Swiss Reinsurance Co. ..................................................    Switzerland            5,310         $    86,938
       Torchmark Corp. ........................................................   United States           6,350             166,560
                                                                                                                        -----------
                                                                                                                          2,063,271
                                                                                                                        -----------
       IT SERVICES 0.8%
       Accenture Ltd., A ......................................................   United States          22,100             607,529
                                                                                                                        -----------
       MEDIA 5.4%
       British Sky Broadcasting Group PLC .....................................  United Kingdom          68,871             428,368
       Comcast Corp., A .......................................................   United States          53,133             683,822
       News Corp., A ..........................................................   United States          64,570             427,453
       Pearson PLC ............................................................  United Kingdom          63,912             643,282
       Reed Elsevier NV .......................................................    Netherlands           37,947             406,221
       Time Warner Cable Inc. .................................................   United States           5,058             125,431
       Time Warner Inc. .......................................................   United States          20,149             388,882
       a Viacom Inc., B .......................................................   United States          28,204             490,185
       Vivendi SA .............................................................      France              14,980             396,228
                                                                                                                        -----------
                                                                                                                          3,989,872
                                                                                                                        -----------
       MULTI-UTILITIES 0.8%
       PG&E Corp. .............................................................   United States          15,830             605,023
                                                                                                                        -----------
       MULTILINE RETAIL 0.9%
       Target Corp. ...........................................................   United States          18,767             645,397
                                                                                                                        -----------
       OIL, GAS & CONSUMABLE FUELS 4.2%
       BP PLC .................................................................  United Kingdom         128,318             868,082
       El Paso Corp. ..........................................................   United States          49,332             308,325
       Eni SpA ................................................................       Italy              24,592             477,282
       Royal Dutch Shell PLC, B ...............................................  United Kingdom          38,652             849,615
       Total SA, B ............................................................      France              12,240             608,104
                                                                                                                        -----------
                                                                                                                          3,111,408
                                                                                                                        -----------
       PAPER & FOREST PRODUCTS 0.2%
       UPM-Kymmene OYJ ........................................................      Finland             23,225             134,116
                                                                                                                        -----------
       PHARMACEUTICALS 8.9%
       Abbott Laboratories ....................................................   United States           9,627             459,208
       Bristol-Myers Squibb Co. ...............................................   United States          23,584             516,961
       GlaxoSmithKline PLC ....................................................  United Kingdom          30,757             479,915
       Merck & Co. Inc. .......................................................   United States          24,820             663,935
       Merck KGaA .............................................................      Germany              4,760             419,512
       Novartis AG ............................................................    Switzerland           11,760             444,990
       Pfizer Inc. ............................................................   United States          60,304             821,340
       Roche Holding AG .......................................................    Switzerland            1,610             220,889
       Sanofi-Aventis .........................................................      France              13,311             748,870
       Takeda Pharmaceutical Co. Ltd. .........................................       Japan              14,786             507,597
   (a) Watson Pharmaceuticals Inc. ............................................   United States          40,492           1,259,706
                                                                                                                        -----------
                                                                                                                          6,542,923
                                                                                                                        -----------


                    106 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                    COUNTRY/           SHARES/
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                     ORGANIZATION        WARRANTS             VALUE
       --------------------------------------                                    --------------  ------------------     -----------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       PROFESSIONAL SERVICES 0.3%
       Adecco SA ..............................................................    Switzerland            6,810         $   212,824
                                                                                                                        -----------
       REAL ESTATE MANAGEMENT & DEVELOPMENT 0.4%
       Cheung Kong (Holdings) Ltd. ............................................     Hong Kong            37,748             325,101
                                                                                                                        -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.4%
       Samsung Electronics Co. Ltd. ...........................................    South Korea            2,200             909,428
       Taiwan Semiconductor Manufacturing Co. Ltd. ............................      Taiwan              90,000             136,320
                                                                                                                        -----------
                                                                                                                          1,045,748
                                                                                                                        -----------
       SOFTWARE 4.6%
   (a) Check Point Software Technologies Ltd. .................................      Israel              27,306             606,466
       Microsoft Corp. ........................................................   United States          39,012             716,651
       Nintendo Co. Ltd. ......................................................       Japan               2,341             672,470
   (a) Oracle Corp. ...........................................................   United States          61,267           1,107,095
       SAP AG, ADR ............................................................      Germany              7,470             263,616
                                                                                                                        -----------
                                                                                                                          3,366,298
                                                                                                                        -----------
       SPECIALTY RETAIL 0.2%
       The Home Depot Inc. ....................................................   United States           5,020             118,271
                                                                                                                        -----------
       TRADING COMPANIES & DISTRIBUTORS 0.2%
   (a) Wolseley PLC ...........................................................  United Kingdom          36,280             120,116
                                                                                                                        -----------
       WIRELESS TELECOMMUNICATION SERVICES 1.2%
       Vodafone Group PLC, ADR ................................................  United Kingdom          50,593             881,330
                                                                                                                        -----------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $54,715,299) ..................................................                                          41,737,651
                                                                                                                        -----------
       PREFERRED STOCKS 0.7%
       METALS & MINING 0.5%
       Companhia Vale do Rio Doce, ADR, pfd., A ...............................      Brazil              33,728             380,452
                                                                                                                        -----------
       OIL, GAS & CONSUMABLE FUELS 0.2%
       Petroleo Brasileiro SA, ADR, pfd. ......................................      Brazil               6,070             148,715
                                                                                                                        -----------
       TOTAL PREFERRED STOCKS (COST $194,930) .................................                                             529,167
                                                                                                                        -----------

                                                                                                      PRINCIPAL
                                                                                                      AMOUNT(c)
                                                                                                 ------------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 38.7%
       European Investment Bank, senior note, 1612/37, 6.50%, 9/10/14 ......... Supranational(d)        291,000 NZD         169,547
(e, f) Government of Argentina, senior bond, FRN, 1.683%, 8/03/12 .............     Argentina         1,334,000             318,412
       Government of Indonesia,
          FR31, 11.00%, 11/15/20 ..............................................     Indonesia    12,000,000,000 IDR         939,853
          FR37, 12.00%, 9/15/26 ...............................................     Indonesia     3,140,000,000 IDR         253,401
          FR40, 11.00%, 9/15/25 ...............................................     Indonesia     9,900,000,000 IDR         745,392
       Government of Malaysia,
          3.756%, 4/28/11 .....................................................     Malaysia         13,480,000 MYR       3,783,482
          3.833%, 9/28/11 .....................................................     Malaysia             35,000 MYR           9,846
          3.461%, 7/31/13 .....................................................     Malaysia          1,340,000 MYR         364,830
          3.814%, 2/15/17 .....................................................     Malaysia          6,640,000 MYR       1,779,243


                    Quarterly Statements of Investments | 107

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                    COUNTRY/           PRINCIPAL
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                     ORGANIZATION         AMOUNT(c)           VALUE
       --------------------------------------                                    --------------  ---------------------  -----------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       Government of Mexico, 10.00%, 12/05/24 .................................      Mexico             142,000(g) MXN  $ 1,181,575
       Government of New Zealand, 7.00%, 7/15/09 ..............................    New Zealand        3,204,000    NZD    1,842,120
       Government of Poland,
             6.00%, 5/24/09 ...................................................      Poland           9,900,000    PLN    2,841,156
             5.75%, 9/23/22 ...................................................      Poland           4,075,000    PLN    1,104,412
       Government of Sweden,
             4.00%, 12/01/09 ..................................................      Sweden           8,510,000    SEK    1,060,362
             5.25%, 3/15/11 ...................................................      Sweden          13,920,000    SEK    1,828,115
             5.50%, 10/08/12 ..................................................      Sweden           8,620,000    SEK    1,179,280
       KfW Bankengruppe, senior note, 6.50%, 11/15/11 .........................      Germany            250,000    NZD      148,358
       Korea Treasury Bond,
             0525-1209, 5.25%, 9/10/12 ........................................    South Korea    1,840,000,000    KRW    1,375,867
             0525-2703, 5.25%, 3/10/27 ........................................    South Korea    1,895,000,000    KRW    1,363,254
             0550-1709, 5.50%, 9/10/17 ........................................    South Korea    2,395,000,000    KRW    1,784,234
       New South Wales Treasury Corp., 6.00%, 5/01/12 .........................     Australia         1,025,000    AUD      747,219
       Nota Do Tesouro Nacional,
             10.082%, 1/01/12 .................................................      Brazil               3,450(h) BRL    1,453,391
          (i)Index Linked, 6.00%, 5/15/15 .....................................      Brazil               1,000(h) BRL      751,838
          (i)Index Linked, 6.00%, 5/15/45 .....................................      Brazil               1,430(h) BRL      981,031
       Province of Ontario, 6.25%, 6/16/15 ....................................      Canada              64,000    NZD       35,295
       Queensland Treasury Corp., 09G, 6.00%, 7/14/09 .........................     Australia           540,000    AUD      378,399
       Svensk Exportkredit AB, senior note, 7.625%, 6/30/14 ...................      Sweden              85,000    NZD       48,075
                                                                                                                        -----------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $33,277,465) ..................................................                                          28,467,987
                                                                                                                        -----------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $88,187,694) ..................................................                                          70,734,805
                                                                                                                        -----------
       SHORT TERM INVESTMENTS 3.1%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $1,474,220) 1.9%
   (j) Egypt Treasury Bills, 7/07/09 - 9/22/09 ................................       Egypt           8,275,000    EGP    1,411,098
                                                                                                                        -----------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
          (COST $89,661,914) ..................................................                                          72,145,903
                                                                                                                        -----------

                                                                                                         SHARES
                                                                                                 ---------------------
       MONEY MARKET FUNDS (COST $841,717) 1.2%
   (k) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.13% ...   United States         841,717             841,717
                                                                                                                        -----------
       TOTAL INVESTMENTS (COST $90,503,631) 99.3% .............................                                          72,987,620
       NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD
          EXCHANGE CONTRACTS (0.5)% ...........................................                                            (379,540)
       OTHER ASSETS, LESS LIABILITIES 1.2% ....................................                                             910,043
                                                                                                                        -----------
       NET ASSETS 100.0% ......................................................                                         $73,518,123
                                                                                                                        ===========


                    108 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

TEMPLETON GLOBAL ASSET ALLOCATION FUND

See Abbreviations on page 147.

(a)  Non-income producing.

(b)  Rounds to less than 0.1% of net assets.

(c)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(d) A supranational organization is an entity formed by two or more central governments through international treaties.

(e)  The coupon rate shown represents the rate at period end.

(f) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(g)  Principal amount is stated in 100 Mexican Peso Units.

(h)  Principal amount is stated in 1,000 Brazilian Real Units.

(i)  Redemption price at maturity is adjusted for inflation.

(j)  The security is traded on a discount basis with no stated coupon rate.

(k) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 109

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                              PRINCIPAL
       TEMPLETON GLOBAL INCOME SECURITIES FUND                                                AMOUNT(a)                VALUE
       ---------------------------------------                                             ---------------        --------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 75.8%
       ARGENTINA 2.1%
(b, c) Government of Argentina, senior bond, FRN, 1.683%, 8/03/12 .....................        107,485,000        $   25,655,570
                                                                                                                  --------------
       AUSTRALIA 5.7%
       New South Wales Treasury Corp.,
             6.00%, 5/01/12 ............................................................        13,180,000    AUD      9,608,139
             senior note, 5.50%, 3/01/17 ...............................................        32,225,000    AUD     22,696,787
       Queensland Treasury Corp.,
             09G, 6.00%, 7/14/09 .......................................................         3,195,000    AUD      2,238,858
             13, 6.00%, 8/14/13 ........................................................         6,580,000    AUD      4,812,113
             17, 6.00%, 9/14/17 ........................................................        13,160,000    AUD      9,549,088
   (d)       144A, 7.125%, 9/18/17 .....................................................        33,340,000    NZD     20,400,512
                                                                                                                  --------------
                                                                                                                      69,305,497
                                                                                                                  --------------
       AUSTRIA 0.1%
   (d) Government of Austria, senior bond, 144A, 5.00%, 7/15/12 ........................           400,000    EUR        571,921
                                                                                                                  --------------
       BRAZIL 2.4%
       Nota Do Tesouro Nacional,
             10.082%, 1/01/12 ..........................................................            20,470(e) BRL      8,623,453
             10.082%, 1/01/14 ..........................................................             7,100(e) BRL      2,852,858
             10.082%, 1/01/17 ..........................................................            22,490(e) BRL      8,635,007
   (f)       Index Linked, 6.00%, 5/15/15 ..............................................             2,750(e) BRL      2,067,555
   (f)       Index Linked, 6.00%, 5/15/45 ..............................................            10,825(e) BRL      7,426,337
                                                                                                                  --------------
                                                                                                                      29,605,210
                                                                                                                  --------------
       CANADA 2.8%
       Province of Manitoba, 6.375%, 9/01/15 ...........................................        39,310,000    NZD     22,325,689
       Province of Ontario, 6.25%, 6/16/15 .............................................        20,165,000    NZD     11,120,643
                                                                                                                  --------------
                                                                                                                      33,446,332
                                                                                                                  --------------
       FRANCE 3.4%
       Government of France,
             4.00%, 10/25/09 ...........................................................           195,000    EUR        263,446
             4.25%, 10/25/17 ...........................................................        27,650,000    EUR     38,961,286
             4.25%, 4/25/19 ............................................................         1,520,000    EUR      2,121,275
                                                                                                                  --------------
                                                                                                                      41,346,007
                                                                                                                  --------------
       GERMANY 1.2%
       KfW Bankengruppe, senior note, 6.375%, 2/17/15 ..................................         8,730,000    NZD      4,971,567
       Landwirtschaftliche Rentenbank, senior note, 8.50%, 2/22/16 .....................       137,707,000    MXN      9,784,750
                                                                                                                  --------------
                                                                                                                      14,756,317
                                                                                                                  --------------
       HUNGARY 1.9%
       Government of Hungary,
             3.50%, 7/18/16 ............................................................           815,000    EUR        839,748
             4.375%, 7/04/17 ...........................................................         4,465,000    EUR      4,764,294
   (g)       5.75%, 6/11/18 ............................................................        12,980,000    EUR     15,120,158
             senior note, 3.875%, 2/24/20 ..............................................         2,610,000    EUR      2,570,032
                                                                                                                  --------------
                                                                                                                      23,294,232
                                                                                                                  --------------


                    110 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                              PRINCIPAL
       TEMPLETON GLOBAL INCOME SECURITIES FUND                                                AMOUNT(a)                VALUE
       ---------------------------------------                                             ---------------        --------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       INDONESIA 9.0%
       Government of Indonesia,
             FR20, 14.275%, 12/15/13 ...................................................    14,267,000,000    IDR $    1,352,001
             FR31, 11.00%, 11/15/20 ....................................................   167,351,000,000    IDR     13,107,114
             FR34, 12.80%, 6/15/21 .....................................................   207,810,000,000    IDR     17,984,418
             FR35, 12.90%, 6/15/22 .....................................................    66,582,000,000    IDR      5,790,990
             FR36, 11.50%, 9/15/19 .....................................................    30,075,000,000    IDR      2,446,604
             FR37, 12.00%, 9/15/26 .....................................................     8,230,000,000    IDR        664,169
             FR39, 11.75%, 8/15/23 .....................................................     5,491,000,000    IDR        440,753
             FR40, 11.00%, 9/15/25 .....................................................    61,856,000,000    IDR      4,657,268
             FR42, 10.25%, 7/15/27 .....................................................    88,574,000,000    IDR      6,170,667
             FR43, 10.25%, 7/15/22 .....................................................    68,340,000,000    IDR      4,953,242
             FR44, 10.00%, 9/15/24 .....................................................     4,454,000,000    IDR        311,260
             FR46, 9.50%, 7/15/23 ......................................................   226,780,000,000    IDR     15,357,451
             FR47, 10.00%, 2/15/28 .....................................................    61,737,000,000    IDR      4,247,592
             FR48, 9.00%, 9/15/18 ......................................................    16,920,000,000    IDR      1,189,745
             FR49, 9.00%, 9/15/13 ......................................................    53,560,000,000    IDR      4,252,819
   (d)       senior bond, 144A, 6.875%, 1/17/18 ........................................           955,000               781,707
   (d)       senior bond, 144A, 8.50%, 10/12/35 ........................................         2,924,000             2,529,260
   (d)       senior bond, 144A, 6.625%, 2/17/37 ........................................         1,710,000             1,158,614
   (d)       senior bond, 144A, 7.75%, 1/17/38 .........................................         3,630,000             2,776,950
   (h)       senior bond, Reg S, 6.875%, 1/17/18 .......................................         1,970,000             1,612,527
   (h)       senior bond, Reg S, 8.50%, 10/12/35 .......................................         6,195,000             5,358,675
   (h)       senior bond, Reg S, 6.625%, 2/17/37 .......................................           530,000               359,103
   (h)       senior bond, Reg S, 7.75%, 1/17/38 ........................................         7,350,000             5,622,750
   (d)       senior note, 144A, 11.625%, 3/04/19 .......................................         6,410,000             6,953,515
                                                                                                                  --------------
                                                                                                                     110,079,194
                                                                                                                  --------------
       IRAQ 0.4%
       Government of Iraq,
   (d)       144A, 5.80%, 1/15/28 ......................................................         5,055,000             2,578,050
   (h)       Reg S, 5.80%, 1/15/28 .....................................................         3,440,000             1,754,400
                                                                                                                  --------------
                                                                                                                       4,332,450
                                                                                                                  --------------
       MALAYSIA 4.3%
       Government of Malaysia,
             3.869%, 4/13/10 ...........................................................         1,690,000    MYR        472,751
             3.756%, 4/28/11 ...........................................................       106,560,000    MYR     29,908,590
             3.833%, 9/28/11 ...........................................................         3,660,000    MYR      1,029,616
             3.461%, 7/31/13 ...........................................................        12,600,000    MYR      3,430,494
             3.814%, 2/15/17 ...........................................................        18,885,000    MYR      5,060,393
             4.24%, 2/07/18 ............................................................        44,360,000    MYR     12,562,428
                                                                                                                  --------------
                                                                                                                      52,464,272
                                                                                                                  --------------


                    Quarterly Statements of Investments | 111

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                              PRINCIPAL
       TEMPLETON GLOBAL INCOME SECURITIES FUND                                                AMOUNT(a)                VALUE
       ---------------------------------------                                             ---------------        --------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       MEXICO 10.9%
       Government of Mexico,
             9.00%, 12/20/12 ...........................................................           265,000(i) MXN $    2,005,108
             8.00%, 12/19/13 ...........................................................           794,500(i) MXN      5,780,283
             8.00%, 12/17/15 ...........................................................           726,000(i) MXN      5,239,320
             7.25%, 12/15/16 ...........................................................           250,000(i) MXN      1,724,991
             10.00%, 12/05/24 ..........................................................         8,569,800(i) MXN     71,308,902
             10.00%, 11/20/36 ..........................................................         1,755,000(i) MXN     14,636,442
   (d)       144A, 7.50%, 3/08/10 ......................................................           450,000    EUR        620,523
             M 10, 7.75%, 12/14/17 .....................................................         4,473,000(i) MXN     31,617,913
                                                                                                                  --------------
                                                                                                                     132,933,482
                                                                                                                  --------------
       NETHERLANDS 1.4%
       Government of the Netherlands, 4.50%, 7/15/17 ...................................        12,280,000    EUR     17,478,812
                                                                                                                  --------------
       NEW ZEALAND 0.1%
       Government of New Zealand, 7.00%, 7/15/09 .......................................         2,435,000    NZD      1,399,988
                                                                                                                  --------------
       NORWAY 2.0%
       Government of Norway,
             5.50%, 5/15/09 ............................................................        76,360,000    NOK     11,399,735
             6.00%, 5/16/11 ............................................................        29,300,000    NOK      4,717,656
             6.50%, 5/15/13 ............................................................        49,400,000    NOK      8,415,597
                                                                                                                  --------------
                                                                                                                      24,532,988
                                                                                                                  --------------
       PERU 0.3%
       Government of Peru,
             7.84%, 8/12/20 ............................................................         4,945,000    PEN      1,728,420
             Series 7, 8.60%, 8/12/17 ..................................................         6,185,000    PEN      2,286,222
                                                                                                                  --------------
                                                                                                                       4,014,642
                                                                                                                  --------------
       PHILIPPINES 0.0%(j)
   (h) Government of the Philippines, Reg S, 9.125%, 2/22/10 ...........................           330,000    EUR        452,860
                                                                                                                  --------------
       POLAND 1.6%
       Government of Poland,
             6.00%, 5/24/09 ............................................................         4,045,000    PLN      1,160,856
   (g)       6.25%, 10/24/15 ...........................................................        19,035,000    PLN      5,516,602
             5.75%, 9/23/22 ............................................................        48,750,000    PLN     13,212,290
                                                                                                                  --------------
                                                                                                                      19,889,748
                                                                                                                  --------------
       RUSSIA 5.3%
       Government of Russia,
   (d)       144A, 7.50%, 3/31/30 ......................................................        39,352,320            37,064,966
   (h)       senior bond, Reg S, 7.50%, 3/31/30 ........................................        28,651,200            26,985,849
                                                                                                                  --------------
                                                                                                                      64,050,815
                                                                                                                  --------------


                    112 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                              PRINCIPAL
       TEMPLETON GLOBAL INCOME SECURITIES FUND                                                AMOUNT(a)                VALUE
       ---------------------------------------                                             ---------------        --------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       SOUTH AFRICA 0.9%
       Government of South Africa,
             5.25%, 5/16/13 ............................................................         3,590,000    EUR $    4,587,010
             4.50%, 4/05/16 ............................................................         1,874,000    EUR      2,097,161
             senior note, 6.50%, 6/02/14 ...............................................           805,000               816,745
             senior note, 5.875%, 5/30/22 ..............................................         3,485,000             3,145,212
                                                                                                                  --------------
                                                                                                                      10,646,128
                                                                                                                  --------------
       SOUTH KOREA 11.7%
       The Export-Import Bank of Korea,
             5.125%, 3/16/15 ...........................................................           350,000               295,960
             4.625%, 2/20/17 ...........................................................           230,000    EUR        232,823
   (h)       Reg S, 5.25%, 2/10/14 .....................................................           345,000               312,719
             senior note, 8.125%, 1/21/14 ..............................................         1,170,000             1,211,065
       Government of Korea, senior bond, 5.625%, 11/03/25 ..............................           730,000               582,636
       Korea Deposit Insurance Corp.,
             07-1, 5.57%, 9/14/12 ......................................................     6,600,000,000    KRW      4,946,452
             08-1, 5.28%, 2/15/13 ......................................................       880,000,000    KRW        652,136
       Korea Development Bank,
             5.30%, 1/17/13 ............................................................           940,000               873,729
             senior note, 8.00%, 1/23/14 ...............................................         3,005,000             3,095,565
       Korea Treasury Bond,
   (g)       0475-1112, 4.75%, 12/10/11 ................................................    67,910,000,000    KRW     50,494,861
             0500-1609, 5.00%, 9/10/16 .................................................     2,806,000,000    KRW      2,031,986
             0525-1209, 5.25%, 9/10/12 .................................................    28,539,000,000    KRW     21,340,140
             0525-2703, 5.25%, 3/10/27 .................................................    16,857,900,000    KRW     12,127,494
             0550-1709, 5.50%, 9/10/17 .................................................    59,230,600,000    KRW     44,125,778
                                                                                                                  --------------
                                                                                                                     142,323,344
                                                                                                                  --------------
   (k) SUPRANATIONAL 2.9%
       European Bank for Reconstruction & Development, senior note,
          5.10%, 6/12/09 ...............................................................        40,000,000    PLN     11,489,721
       European Investment Bank, senior note,
             4.50%, 5/15/13 ............................................................        33,700,000    NOK      5,267,716
             1612/37, 6.50%, 9/10/14 ...................................................         7,850,000    NZD      4,573,706
       Inter-American Development Bank,
             1.90%, 7/08/09 ............................................................       175,000,000    JPY      1,773,020
             6.00%, 12/15/17 ...........................................................           575,000    NZD        320,754
             senior note, 7.50%, 12/05/24 ..............................................       200,000,000    MXN     12,012,173
                                                                                                                  --------------
                                                                                                                      35,437,090
                                                                                                                  --------------
       SWEDEN 4.1%
       Government of Sweden,
             4.00%, 12/01/09 ...........................................................       163,000,000    SEK     20,310,110
             5.25%, 3/15/11 ............................................................       220,290,000    SEK     28,930,702
                                                                                                                  --------------
                                                                                                                      49,240,812
                                                                                                                  --------------


                    Quarterly Statements of Investments | 113

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                              PRINCIPAL
       TEMPLETON GLOBAL INCOME SECURITIES FUND                                                AMOUNT(a)                VALUE
       ---------------------------------------                                             ---------------        --------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       VENEZUELA 1.3%
       Government of Venezuela,
             10.75%, 9/19/13 ...........................................................         8,195,000        $    5,961,862
   (h)       senior bond, Reg S, 5.375%, 8/07/10 .......................................        11,235,000             9,662,662
                                                                                                                  --------------
                                                                                                                      15,624,524
                                                                                                                  --------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $1,074,415,742) ........................................................                             922,882,235
                                                                                                                  --------------
       MUNICIPAL BONDS 5.1%
       UNITED STATES AND U.S. TERRITORIES 5.1%
       Alabama Public Housing Authorities Capital Program Revenue,
          Series B, FSA Insured, 4.45%, 1/01/24 ........................................           680,000               657,805
       Bay Area Toll Authority Toll Bridge Revenue, San Francisco
          Bay Area, Refunding, Series F1,
             5.00%, 4/01/39 ............................................................         1,330,000             1,240,212
             5.50%, 4/01/43 ............................................................         2,810,000             2,811,967
       Bexar County Hospital District GO, Certificates of Obligation,
             5.00%, 2/15/32 ............................................................         1,615,000             1,501,401
       Bexar County Revenue, Venue Project, Refunding, Series A,
          BHAC Insured, 5.25%, 8/15/47 .................................................         1,450,000             1,385,533
       California State GO,
   (g)       6.00%, 4/01/38 ............................................................        11,650,000            11,634,039
             Refunding, 5.125%, 4/01/33 ................................................         4,725,000             4,177,987
             Refunding, 5.00%, 4/01/38 .................................................         1,985,000             1,705,691
       Chicago Board of Education GO, Refunding, Series C,
          Assured Guaranty, 5.25%, 12/01/26 ............................................           530,000               546,986
       Chicago GO, Project and Refunding, Series A, FSA Insured,
          5.00%, 1/01/25 ...............................................................         1,045,000             1,063,476
       Florida State Hurricane Catastrophe Fund Finance Corp. Revenue,
          Series A, 4.25%, 7/01/14 .....................................................         4,545,000             4,454,782
       Hamilton County Sales Tax Revenue, sub. bond, Refunding, Series A,
          FSA Insured, 5.00%, 12/01/32 .................................................         3,650,000             3,493,561
       Illinois Municipal Electricity Agency Power Supply Revenue,
          Series A, BHAC Insured, 5.00%, 2/01/35 .......................................         2,155,000             2,088,022
       Las Vegas Valley Water District GO, Refunding, Series A,
          MBIA Insured, 5.00%, 6/01/26 .................................................           860,000               851,151
       Lewisville ISD, GO, School Building, 5.00%, 8/15/26 .............................         1,200,000             1,230,000
       Los Angeles USD, GO, Series I, 5.00%,
             7/01/26 ...................................................................           400,000               391,376
             7/01/27 ...................................................................           425,000               410,652
       Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
          Refunding, Third Indenture Series A, FGIC Insured, 5.00%,
          7/01/19 ......................................................................         1,500,000             1,685,355
       MTA Revenue,
             Series B, Assured Guaranty, 5.25%, 11/15/20 ...............................           950,000             1,024,575
             Transportation, Series A, FSA Insured, 5.50%, 11/15/21 ....................           900,000               987,696
       Metropolitan Water District of Southern California Waterworks
          Revenue, Series A, 5.00%, 7/01/37 ............................................           885,000               858,875


                    114 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                              PRINCIPAL
       TEMPLETON GLOBAL INCOME SECURITIES FUND                                                AMOUNT(a)                VALUE
       ---------------------------------------                                             ---------------        --------------
       MUNICIPAL BONDS (CONTINUED)
       UNITED STATES AND U.S. TERRITORIES (CONTINUED)
       Minneapolis Health Care System Revenue, Fairview Health Services,
          Series B, Assured Guaranty, 6.50%, 11/15/38 ..................................         1,790,000        $    1,919,399
       New Jersey State Transportation Trust Fund Authority Revenue,
          Transportation System, Series A, Assured Guaranty,
          5.50%, 12/15/38 ..............................................................         3,015,000             3,117,781
       New York City GO, Series L, Sub Series L-1, 5.00%, 4/01/26 ......................           700,000               685,097
       North Carolina Eastern Municipal Power Agency Power System Revenue,
          Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19 ........................         2,400,000             2,483,136
       Palomar Pomerado Health GO, Election of 2004, Series A,
          MBIA Insured, 5.125%, 8/01/37 ................................................         4,570,000             4,174,238
       Puerto Rico Commonwealth GO, Public Improvement, Refunding,
          Series A, MBIA Insured, 5.50%, 7/01/21 .......................................           875,000               792,706
       Regional Transportation District Sales Tax Revenue,
          Fastracks Project, Series A, AMBAC Insured, 5.00%, 11/01/27 ..................         1,290,000             1,314,381
       Seattle Water System Revenue, BHAC Insured, 5.00%, 9/01/34 ......................         1,860,000             1,830,984
       Tarrant County Cultural Education Facilities Finance Corp.
          Revenue, Christus Health, Refunding, Series A,
          Assured Guaranty, 6.25%, 7/01/28 .............................................         1,500,000             1,533,855
       Wisconsin State GO, Series A, FGIC Insured, 5.00%, 5/01/21 ......................           500,000               533,400
                                                                                                                  --------------
       TOTAL MUNICIPAL BONDS (COST $62,999,416) ........................................                              62,586,119
                                                                                                                  --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $1,137,415,158) ........................................................                             985,468,354
                                                                                                                  --------------
       SHORT TERM INVESTMENTS 15.7%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $46,186,624) 3.6%
       EGYPT 3.6%
   (l) Egypt Treasury Bills, 4/14/09 - 9/22/09) ........................................       255,600,000    EGP     44,038,471
                                                                                                                  --------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
          (COST $1,183,601,782) ........................................................                           1,029,506,825
                                                                                                                  --------------
       UNITED STATES 12.1%
       REPURCHASE AGREEMENTS (COST $147,862,846) 12.1%
   (m) Joint Repurchase Agreement, 0.132%, 4/01/09
          (Maturity Value $147,863,386) ................................................       147,862,846           147,862,846
                                                                                                                  --------------
          Banc of America Securities LLC (Maturity Value $10,347,480)
          Barclays Capital Inc. (Maturity Value $10,347,480)
          BNP Paribas Securities Corp. (Maturity Value $41,389,919)
          Credit Suisse Securities (USA) LLC (Maturity Value $36,217,657)
          Deutsche Bank Securities Inc. (Maturity Value $28,865,890)
          HSBC Securities (USA) Inc. (Maturity Value $20,694,960)
             Collateralized by U.S. Government Agency Securities,
                1.03% - 5.50%, 9/25/09 - 12/14/22; (l) U.S. Treasury Bills,
                   6/11/09 - 9/03/09; and U.S. Treasury Notes,
                      0.875% - 4.50% - 5/15/10 - 3/31/13
       TOTAL INVESTMENTS (COST $1,331,464,628) 96.6% ...................................                           1,177,369,671
       NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD EXCHANGE
          CONTRACTS 3.3% ...............................................................                              40,271,692
       OTHER ASSETS, LESS LIABILITIES 0.1% .............................................                               1,118,388
                                                                                                                  --------------
       NET ASSETS 100.0% ...............................................................                          $1,218,759,751
                                                                                                                  ==============


                    Quarterly Statements of Investments | 115

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

TEMPLETON GLOBAL INCOME SECURITIES FUND

See Abbreviations on page 147.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(c)  The coupon rate shown represents the rate at period end.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the aggregate value of these securities was $75,436,018, representing 6.19% of net assets.

(e)  Principal amount is stated in 1,000 Brazilian Real Units.

(f)  Redemption price at maturity is adjusted for inflation.

(g) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(h) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the aggregate value of these securities was $52,121,545, representing 4.28% of net assets.

(i)  Principal amount is stated in 100 Mexican Peso Units.

(j)  Rounds to less than 0.1% of net assets.

(k) A supranational organization is an entity formed by two or more central governments through international treaties.

(l)  The security is traded on a discount basis with no stated coupon rate.

(m) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2009, all repurchase agreements had been entered into on that date.

                     See Notes To Statements of Investments.


                    116 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

    TEMPLETON GROWTH SECURITIES FUND                                                COUNTRY      SHARES/RIGHTS        VALUE
    --------------------------------                                            --------------   -------------   --------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS 94.3%
    AEROSPACE & DEFENSE 0.3%
    BAE Systems PLC ..........................................................  United Kingdom        855,110    $    4,104,020
(a) BAE Systems PLC, 144A ....................................................  United Kingdom            369             1,771
                                                                                                                 --------------
                                                                                                                      4,105,791
                                                                                                                 --------------
    AIR FREIGHT & LOGISTICS 3.3%
    Deutsche Post AG .........................................................      Germany         1,087,062        11,717,767
    FedEx Corp. ..............................................................   United States        243,460        10,831,535
    United Parcel Service Inc., B ............................................   United States        657,270        32,350,830
                                                                                                                 --------------
                                                                                                                     54,900,132
                                                                                                                 --------------
    AUTO COMPONENTS 0.4%
    Compagnie Generale des Etablissements Michelin, B ........................      France            180,850         6,705,389
                                                                                                                 --------------
    AUTOMOBILES 2.5%
    Bayerische Motoren Werke AG ..............................................     Germany            475,137        13,687,152
    Harley-Davidson Inc. .....................................................   United States        299,480         4,010,037
    Hyundai Motor Co. Ltd. ...................................................    South Korea         268,950        10,863,306
    Toyota Motor Corp. .......................................................       Japan            384,400        12,109,532
                                                                                                                 --------------
                                                                                                                     40,670,027
                                                                                                                 --------------
    BEVERAGES 0.7%
(b) Dr. Pepper Snapple Group Inc. ............................................   United States        634,020        10,721,278
                                                                                                                 --------------
    BIOTECHNOLOGY 3.1%
(b) Amgen Inc. ...............................................................   United States      1,032,850        51,146,732
                                                                                                                 --------------
    CAPITAL MARKETS 0.4%
(b) UBS AG ...................................................................    Switzerland         725,948         6,822,700
                                                                                                                 --------------
    COMMERCIAL BANKS 3.3%
    HSBC Holdings PLC ........................................................  United Kingdom      1,491,613         8,208,207
(b) HSBC Holdings PLC, rts., 4/03/09 .........................................  United Kingdom        621,505         1,162,748
    ICICI Bank Ltd., ADR .....................................................       India             23,067           306,561
    Intesa Sanpaolo SpA ......................................................       Italy          5,720,440        15,738,324
(b) KB Financial Group Inc. ..................................................    South Korea         426,140        10,218,924
    Mitsubishi UFJ Financial Group Inc. ......................................       Japan          1,535,570         7,380,163
    Sumitomo Mitsui Financial Group Inc. .....................................       Japan            105,800         3,642,750
    UniCredit SpA ............................................................       Italy          4,798,567         7,911,661
                                                                                                                 --------------
                                                                                                                     54,569,338
                                                                                                                 --------------
    COMMUNICATIONS EQUIPMENT 1.6%
(b) Cisco Systems Inc. .......................................................   United States      1,108,480        18,589,209
    Telefonaktiebolaget LM Ericsson, B .......................................      Sweden            952,704         7,817,023
                                                                                                                 --------------
                                                                                                                     26,406,232
                                                                                                                 --------------
    COMPUTERS & PERIPHERALS 0.7%
    Seagate Technology .......................................................   United States      1,916,898        11,520,557
                                                                                                                 --------------
    CONSTRUCTION MATERIALS 0.4%
    CRH PLC ..................................................................      Ireland           277,752         5,979,832
                                                                                                                 --------------


                    Quarterly Statements of Investments | 117

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    TEMPLETON GROWTH SECURITIES FUND                                                COUNTRY      SHARES/RIGHTS        VALUE
    --------------------------------                                            --------------   -------------   --------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    CONSUMER FINANCE 0.3%
    American Express Co. .....................................................   United States        359,270    $    4,896,850
                                                                                                                 --------------
    DIVERSIFIED FINANCIAL SERVICES 0.4%
    ING Groep NV .............................................................    Netherlands       1,279,530         7,049,090
                                                                                                                 --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 7.5%
    AT&T Inc. ................................................................   United States        358,660         9,038,232
    Belgacom .................................................................      Belgium           233,162         7,304,732
    France Telecom SA ........................................................      France          1,428,670        32,525,993
    KT Corp., ADR ............................................................    South Korea         862,201        11,889,752
    Singapore Telecommunications Ltd. ........................................     Singapore       13,384,000        22,263,401
    Telefonica SA ............................................................       Spain            990,090        19,741,453
    Telekom Austria AG .......................................................      Austria           793,940        12,015,090
    Telenor ASA ..............................................................      Norway          1,478,027         8,460,058
                                                                                                                 --------------
                                                                                                                    123,238,711
                                                                                                                 --------------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.3%
(b) Flextronics International Ltd. ...........................................     Singapore          641,110         1,852,808
    FUJIFILM Holdings Corp. ..................................................       Japan            512,810        11,002,840
    Tyco Electronics Ltd. ....................................................   United States        847,788         9,359,579
                                                                                                                 --------------
                                                                                                                     22,215,227
                                                                                                                 --------------
    ENERGY EQUIPMENT & SERVICES 0.4%
    Aker Solutions ASA .......................................................      Norway            559,800         3,624,526
    SBM Offshore NV ..........................................................    Netherlands         243,430         3,241,228
                                                                                                                 --------------
                                                                                                                      6,865,754
                                                                                                                 --------------
    FOOD & STAPLES RETAILING 0.2%
    Tesco PLC ................................................................  United Kingdom        636,580         3,045,159
                                                                                                                 --------------
    FOOD PRODUCTS 2.3%
    Nestle SA ................................................................    Switzerland         860,340        29,078,510
    Unilever NV ..............................................................    Netherlands         462,727         9,121,910
                                                                                                                 --------------
                                                                                                                     38,200,420
                                                                                                                 --------------
    HEALTH CARE EQUIPMENT & SUPPLIES 2.1%
(b) Boston Scientific Corp. ..................................................   United States      1,957,720        15,563,874
    Covidien Ltd. ............................................................   United States        594,418        19,758,454
    Olympus Corp. ............................................................       Japan                800            12,763
                                                                                                                 --------------
                                                                                                                     35,335,091
                                                                                                                 --------------
    HEALTH CARE PROVIDERS & SERVICES 0.8%
    Quest Diagnostics Inc. ...................................................   United States        265,060        12,585,049
                                                                                                                 --------------
    HOTELS, RESTAURANTS & LEISURE 1.4%
    Accor SA .................................................................      France            163,390         5,686,039
    Compass Group PLC ........................................................  United Kingdom      3,758,616        17,203,232
                                                                                                                 --------------
                                                                                                                     22,889,271
                                                                                                                 --------------


                    118 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    TEMPLETON GROWTH SECURITIES FUND                                                COUNTRY      SHARES/RIGHTS        VALUE
    --------------------------------                                            --------------   -------------   --------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    INDUSTRIAL CONGLOMERATES 3.7%
    General Electric Co. .....................................................   United States        645,640    $    6,527,420
    Koninklijke Philips Electronics NV .......................................    Netherlands         749,828        11,028,995
    Siemens AG ...............................................................      Germany           553,094        31,748,203
    Tyco International Ltd. ..................................................   United States        594,418        11,626,816
                                                                                                                 --------------
                                                                                                                     60,931,434
                                                                                                                 --------------
    INSURANCE 3.2%
    ACE Ltd. .................................................................   United States         92,930         3,754,372
    Aviva PLC ................................................................  United Kingdom      3,808,161        11,815,791
    Muenchener Rueckversicherungs-Gesellschaft AG ............................      Germany            95,260        11,634,103
(b) Progressive Corp. ........................................................   United States        952,720        12,804,557
    Standard Life PLC ........................................................  United Kingdom      2,544,192         6,063,326
    Torchmark Corp. ..........................................................   United States        253,277         6,643,456
                                                                                                                 --------------
                                                                                                                     52,715,605
                                                                                                                 --------------
    INTERNET & CATALOG RETAIL 0.4%
(b) Expedia Inc. .............................................................   United States        694,780         6,308,602
                                                                                                                 --------------
    IT SERVICES 2.5%
    Accenture Ltd., A ........................................................   United States      1,524,537        41,909,522
                                                                                                                 --------------
    MEDIA 10.3%
    Comcast Corp., A .........................................................   United States      2,085,382        26,838,866
    News Corp., A ............................................................   United States      3,701,922        24,506,724
    Pearson PLC ..............................................................  United Kingdom      1,618,498        16,290,381
    Reed Elsevier NV .........................................................    Netherlands       1,161,545        12,434,292
    Time Warner Cable Inc. ...................................................   United States        274,050         6,796,449
    Time Warner Inc. .........................................................   United States      1,091,791        21,071,560
(b) Viacom Inc., B ...........................................................   United States      1,325,938        23,044,803
    Vivendi SA ...............................................................      France          1,274,080        33,699,972
    The Walt Disney Co. ......................................................   United States        267,720         4,861,795
                                                                                                                 --------------
                                                                                                                    169,544,842
                                                                                                                 --------------
    METALS & MINING 0.5%
    Alcoa Inc. ...............................................................   United States      1,115,000         8,184,100
                                                                                                                 --------------
    MULTILINE RETAIL 0.3%
    Target Corp. .............................................................   United States        157,530         5,417,457
                                                                                                                 --------------
    OFFICE ELECTRONICS 0.9%
    Konica Minolta Holdings Ltd. .............................................       Japan          1,733,800        14,670,077
                                                                                                                 --------------
    OIL, GAS & CONSUMABLE FUELS 9.1%
    BP PLC ...................................................................  United Kingdom      5,364,645        36,292,266
    El Paso Corp. ............................................................   United States      2,309,384        14,433,650
    Eni SpA ..................................................................       Italy          1,110,817        21,558,791
    Gazprom, ADR .............................................................      Russia            475,980         7,092,102
    Royal Dutch Shell PLC, B .................................................  United Kingdom      1,447,077        31,808,399
    Total SA, B ..............................................................      France            785,470        39,023,473
                                                                                                                 --------------
                                                                                                                    150,208,681
                                                                                                                 --------------


                    Quarterly Statements of Investments | 119

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    TEMPLETON GROWTH SECURITIES FUND                                                COUNTRY      SHARES/RIGHTS        VALUE
    --------------------------------                                            --------------   -------------   --------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    PAPER & FOREST PRODUCTS 0.8%
    Svenska Cellulosa AB, B ..................................................      Sweden            999,463    $    7,593,227
    UPM-Kymmene OYJ ..........................................................      Finland         1,087,262         6,278,530
                                                                                                                 --------------
                                                                                                                     13,871,757
                                                                                                                 --------------
    PHARMACEUTICALS 12.2%
    Bristol-Myers Squibb Co. .................................................   United States         60,687         1,330,259
    GlaxoSmithKline PLC ......................................................  United Kingdom      2,156,543        33,649,513
    Merck & Co. Inc. .........................................................   United States        647,601        17,323,327
    Merck KGaA ...............................................................      Germany           234,690        20,683,868
    Novartis AG ..............................................................    Switzerland         762,074        28,836,318
    Pfizer Inc. ..............................................................   United States      3,182,513        43,345,827
    Roche Holding AG .........................................................    Switzerland         142,850        19,598,744
    Sanofi-Aventis ...........................................................      France            640,537        36,036,258
                                                                                                                 --------------
                                                                                                                    200,804,114
                                                                                                                 --------------
    PROFESSIONAL SERVICES 0.8%
    Adecco SA ................................................................    Switzerland         261,060         8,158,555
    Randstad Holding NV ......................................................    Netherlands         339,150         5,753,832
                                                                                                                 --------------
                                                                                                                     13,912,387
                                                                                                                 --------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 1.0%
    Cheung Kong (Holdings) Ltd. ..............................................     Hong Kong        1,199,833        10,333,445
    Swire Pacific Ltd., A ....................................................     Hong Kong          857,546         5,720,330
                                                                                                                 --------------
                                                                                                                     16,053,775
                                                                                                                 --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
    Samsung Electronics Co. Ltd. .............................................    South Korea          80,600        33,318,147
    Taiwan Semiconductor Manufacturing Co. Ltd. ..............................      Taiwan          8,673,261        13,137,045
                                                                                                                 --------------
                                                                                                                     46,455,192
                                                                                                                 --------------
    SOFTWARE 7.8%
    Microsoft Corp. ..........................................................   United States      2,922,319        53,683,000
(b) Oracle Corp. .............................................................   United States      3,292,950        59,503,607
    SAP AG ...................................................................      Germany           448,750        16,012,835
                                                                                                                 --------------
                                                                                                                    129,199,442
                                                                                                                 --------------
    SPECIALTY RETAIL 1.2%
    Inditex ..................................................................       Spain            101,730         3,963,617
    Kingfisher PLC ...........................................................  United Kingdom      7,709,565        16,559,342
                                                                                                                 --------------
                                                                                                                     20,522,959
                                                                                                                 --------------
    TRADING COMPANIES & DISTRIBUTORS 0.1%
(b) Wolseley PLC .............................................................  United Kingdom        641,644         2,124,356
                                                                                                                 --------------
    WIRELESS TELECOMMUNICATION SERVICES 3.3%
(b) Sprint Nextel Corp. ......................................................   United States      3,471,890        12,394,647
    Turkcell Iletisim Hizmetleri AS ..........................................      Turkey            465,865         2,286,265


                    120 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED) (CONTINUED)

    TEMPLETON GROWTH SECURITIES FUND                                                COUNTRY      SHARES/RIGHTS        VALUE
    --------------------------------                                            --------------   -------------   --------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
    Turkcell Iletisim Hizmetleri AS, ADR .....................................      Turkey            536,560    $    6,594,322
    Vodafone Group PLC .......................................................  United Kingdom     19,128,624        33,689,660
                                                                                                                 --------------
                                                                                                                     54,964,894
                                                                                                                 --------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $2,442,313,529) .................................................                                    1,557,667,826
                                                                                                                 --------------

                                                                                                   PRINCIPAL
                                                                                                    AMOUNT
                                                                                                 -------------
    SHORT TERM INVESTMENTS 5.5%
    U.S. GOVERNMENT AND AGENCY SECURITIES 5.5%
(c) FHLB, 4/01/09 - 7/01/09 ..................................................   United States    $56,010,000        55,999,440
(c) FHLMC, 6/01/09 - 9/14/09 .................................................   United States     35,000,000        34,969,520
                                                                                                                 --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
       (COST $90,924,769) ....................................................                                       90,968,960
                                                                                                                 --------------
    TOTAL INVESTMENTS (COST $2,533,238,298) 99.8% ............................                                    1,648,636,786
    OTHER ASSETS, LESS LIABILITIES 0.2% ......................................                                        3,516,583
                                                                                                                 --------------
    NET ASSETS 100.0% ........................................................                                   $1,652,153,369
                                                                                                                 ==============

See Abbreviations on page 147.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the value of this security was $1,771, representing less than 0.01% of net assets.

(b)  Non-income producing.

(c)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 121

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-three separate funds (Funds). Shares of the Funds are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in Franklin Templeton mutual funds (Underlying Funds).

The Trust's Board of Trustees approved the name changes for the Templeton Global Income Securities Fund and the Mutual Discovery Securities Fund on September 19, 2008 and February 24, 2009, respectively. The following name changes became effective May 1, 2009.

FORMER NAME                                              NEW NAME
-----------                               ---------------------------------------
Templeton Global Income Securities Fund   Templeton Global Bond Securities Fund
Mutual Discovery Securities Fund          Mutual Global Discovery Securities Fund

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value. Certificates of Deposit, joint repurchase agreements, and repurchase agreements are valued at cost.

Securities in the Franklin Money Market Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Net asset value per share for the Franklin Templeton VIP Founding Funds Allocation Fund is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

Corporate debt securities, government securities, municipal securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which


                    122 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SECURITY VALUATION (CONTINUED)

considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                    Quarterly Statements of Investments | 123

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. INCOME TAXES

At March 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                   FRANKLIN
                                 FRANKLIN           GLOBAL        FRANKLIN GLOBAL   FRANKLIN GROWTH
                              FLEX CAP GROWTH   COMMUNICATIONS      REAL ESTATE       AND INCOME
                              SECURITIES FUND   SECURITIES FUND   SECURITIES FUND   SECURITIES FUND
                              ---------------   ---------------   ---------------   ---------------
Cost of investments .......    $329,319,201      $135,127,812      $ 491,126,481     $336,239,927
                               ============      ============      =============     ============
Unrealized appreciation ...    $  3,925,844      $  9,917,695      $  10,943,932     $ 14,441,975
Unrealized depreciation ...     (76,846,527)      (33,624,534)      (229,196,312)     (93,718,428)
                               ------------      ------------      -------------     ------------
Net unrealized appreciation
   (depreciation) .........    $(72,920,683)     $(23,706,839)     $(218,252,380)    $(79,276,453)
                               ============      ============      =============     ============

                                 FRANKLIN          FRANKLIN           FRANKLIN           FRANKLIN
                                HIGH INCOME         INCOME        LARGE CAP GROWTH   LARGE CAP VALUE
                              SECURITIES FUND   SECURITIES FUND    SECURITIES FUND   SECURITIES FUND
                              ---------------   ---------------   ----------------   ---------------
Cost of investments .......    $201,621,434     $ 7,190,868,061     $378,101,488      $ 41,497,902
                               ============     ===============     ============      ============
Unrealized appreciation ...    $  1,185,619     $   134,395,223     $ 24,938,106      $    904,823
Unrealized depreciation ...     (50,007,014)     (2,256,536,572)     (63,793,814)      (14,485,741)
                               ------------     ---------------     ------------      ------------
Net unrealized appreciation
   (depreciation) .........    $(48,821,395)    $(2,122,141,349)    $(38,855,708)     $(13,580,918)
                               ============     ===============     ============      ============

                                                                                      FRANKLIN
                                FRANKLIN         FRANKLIN          FRANKLIN        SMALL-MID CAP
                              MONEY MARKET   RISING DIVIDENDS   SMALL CAP VALUE       GROWTH
                                  FUND        SECURITIES FUND   SECURITIES FUND   SECURITIES FUND
                              ------------   ----------------   ---------------   ---------------
Cost of investments .......    $38,795,137    $1,363,259,277    $1,082,752,852     $ 728,694,389
                               ===========    ==============    ==============     =============
Unrealized appreciation ...    $        --    $  180,042,024    $   49,785,166     $  72,418,921
Unrealized depreciation ...             --      (351,834,625)     (436,629,536)     (163,560,740)
                               -----------    --------------    --------------     -------------
Net unrealized appreciation
   (depreciation) .........    $        --    $ (171,792,601)   $ (386,844,370)    $ (91,141,819)
                               ===========    ==============    ==============     =============

                                                    FRANKLIN
                                  FRANKLIN        TEMPLETON VIP        FRANKLIN        FRANKLIN
                              STRATEGIC INCOME    FOUNDING FUNDS   U.S. GOVERNMENT    ZERO COUPON
                               SECURITIES FUND   ALLOCATION FUND         FUND         FUND - 2010
                              ----------------   ---------------   ---------------   ------------
Cost of investments .......    $1,162,639,448     $ 884,159,094     $634,542,053     $131,488,321
                               ==============     =============     ============     ============
Unrealized appreciation ...    $   23,383,107     $          --     $ 29,237,462     $ 67,861,387
Unrealized depreciation ...      (161,417,086)     (255,225,210)        (188,335)     (58,941,946)
                               --------------     -------------     ------------     ------------
Net unrealized appreciation
   (depreciation) .........    $ (138,033,979)    $(255,225,210)    $ 29,049,127     $  8,919,441
                               ==============     =============     ============     ============


                    124 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. INCOME TAXES (CONTINUED)

                                   MUTUAL                              TEMPLETON          TEMPLETON
                                 DISCOVERY       MUTUAL SHARES    DEVELOPING MARKETS       FOREIGN
                              SECURITIES FUND   SECURITIES FUND     SECURITIES FUND    SECURITIES FUND
                              ---------------   ---------------   ------------------   ---------------
Cost of investments .......   $1,343,179,028    $ 4,851,135,812     $ 517,521,626      $ 2,863,984,031
                              ==============    ===============     =============      ===============
Unrealized appreciation ...   $   59,402,655    $   172,842,694     $  48,637,950      $    93,187,102
Unrealized depreciation ...     (238,903,575)    (1,704,172,126)     (123,202,798)      (1,026,536,059)
                              --------------    ---------------     -------------      ---------------
Net unrealized appreciation
   (depreciation) .........   $ (179,500,920)   $(1,531,329,432)    $ (74,564,848)     $  (933,348,957)
                              ==============    ===============     =============      ===============

                                 TEMPLETON         TEMPLETON         TEMPLETON
                                GLOBAL ASSET     GLOBAL INCOME         GROWTH
                              ALLOCATION FUND   SECURITIES FUND   SECURITIES FUND
                              ---------------   ---------------   ---------------
Cost of investments .......    $ 90,615,469     $1,333,882,663    $2,533,238,298
                               ============     ==============    ==============
Unrealized appreciation ...    $  4,053,127     $   17,395,576    $   41,524,666
Unrealized depreciation ...     (21,680,976)      (173,908,568)     (926,126,178)
                               ------------     --------------    --------------
Net unrealized appreciation
   (depreciation) .........    $(17,627,849)    $ (156,512,992)   $ (884,601,512)
                               ============     ==============    ==============

4. FORWARD EXCHANGE CONTRACTS

At March 31, 2009, the following funds had the following forward exchange contracts outstanding:

                                                                   CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                                                   AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                                               ---------------       ----------   ------------   ------------
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
CONTRACTS TO BUY
      4,372,100   Australian Dollar ........................         2,827,000         4/14/09     $   206,643   $         --
      2,037,710   British Pound ............................         2,852,000         4/17/09          71,831             --
      1,444,251   Euro .....................................         1,912,000         4/17/09              --         (1,028)
     20,006,935   Australian Dollar ........................        13,120,000         4/20/09         755,793             --
      1,552,537   British Pound ............................         2,262,000         4/20/09              --        (34,308)
      1,388,939   British Pound ............................         1,910,000         4/20/09          82,950             --
      2,314,116   Euro .....................................         2,971,000         4/20/09         100,868             --
      4,090,217   Australian Dollar ........................         2,849,000         5/20/09              --        (18,006)
      3,652,179   Australian Dollar ........................         2,326,000         5/20/09         201,811             --
      8,227,298   British Pound ............................        12,117,000         5/20/09              --       (311,114)

CONTRACTS TO SELL
      6,422,960   Australian Dollar ........................         4,517,075         4/14/09          60,414             --
    442,562,824   Japanese Yen .............................         4,910,980         4/15/09         441,498             --
      2,999,228   British Pound ............................         4,360,278         4/17/09          56,801             --
      6,162,332   Euro .....................................         8,096,315         4/17/09              --        (83,900)


                    Quarterly Statements of Investments | 125

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                   CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                                                   AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                                               ---------------       ----------   ------------   ------------
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND (CONTINUED)
CONTRACTS TO SELL (CONTINUED)
     37,610,255   Australian Dollar ........................        24,690,573         4/20/09     $        --   $ (1,393,989)
      6,481,876   British Pound ............................         9,414,073         4/20/09         113,411             --
      2,012,239   Canadian Dollar ..........................         1,636,359         4/20/09          40,243             --
      5,086,342   Euro .....................................         6,591,388         4/20/09              --       (160,458)
    153,872,013   Japanese Yen .............................         1,730,688         4/20/09         176,609             --
      2,815,790   Singapore Dollar .........................         1,884,288         4/20/09          33,965             --
      2,482,598   Canadian Dollar ..........................         1,653,743         4/27/09              --       (315,485)
     15,079,154   Australian Dollar ........................         9,817,610         5/20/09              --       (619,243)
      1,327,692   British Pound ............................         1,867,000         5/20/09              --        (38,191)
     11,849,947   British Pound ............................        17,120,903         5/20/09         116,642             --
      7,556,418   Euro .....................................         9,698,663         5/20/09              --       (332,507)
    699,927,463   Japanese Yen .............................         7,653,473         5/20/09         581,098             --
      1,322,712   Singapore Dollar .........................           877,724         5/20/09           8,798             --
      3,477,957   Canadian Dollar ..........................         2,765,771         5/26/09           5,974             --
      5,503,227   Euro .....................................         7,158,323         6/18/09              --       (147,983)
     23,477,451   Australian Dollar ........................        15,441,554         6/19/09              --       (782,883)
      3,279,605   British Pound ............................         4,591,008         6/19/09              --       (115,799)
      2,582,807   British Pound ............................         3,739,000         6/19/09          32,221             --
     61,294,411   Hong Kong Dollar .........................         7,911,161         6/19/09              --         (1,352)
  1,085,278,884   Japanese Yen .............................        11,094,932         6/19/09         122,670             --
      6,433,125   New Zealand Dollar .......................         3,395,385         6/19/09              --       (243,516)
      1,859,934   Singapore Dollar .........................         1,211,984         6/19/09              --         (9,820)
      3,309,428   Singapore Dollar .........................         2,183,000         6/19/09           9,014             --
      4,369,733   Australian Dollar ........................         3,029,318         6/25/09          10,374             --
      2,712,539   Euro .....................................         3,679,790         6/25/09          78,420             --
    497,450,665   Japanese Yen .............................         5,124,712         6/26/09          94,737             --
   Unrealized appreciation (depreciation) on offsetting
      forward exchange contracts ...........................                                            14,240        (32,724)
                                                                                                   -----------   ------------
   Unrealized appreciation (depreciation) on forward
      exchange contracts ...................................                                         3,417,025     (4,642,306)
                                                                                                   -----------   ------------
      Net unrealized appreciation (depreciation) on forward
         exchange contracts ................................                                                     $ (1,225,281)
                                                                                                                 ============
FRANKLIN STRATEGIC INCOME SECURITIES FUND
CONTRACTS TO BUY
      3,150,000   Euro .....................................       368,893,500 JPY     4/06/09     $   456,563   $         --
    134,851,270   Kazakhstani Tenge ........................         1,072,248         4/17/09              --       (182,453)
      3,700,000   Euro .....................................         4,990,560         4/23/09              --        (79,037)
      1,955,000   Euro .....................................         2,526,447         4/23/09          68,695             --
      2,505,000   Euro .....................................       305,169,350 JPY     4/23/09         242,948             --
      3,380,000   Euro .....................................         4,901,169         5/29/09              --       (414,081)
        700,000   Euro .....................................           902,685         5/29/09          26,594             --
    350,000,000   South Korean Won .........................           321,251 CHF     6/02/09              --        (27,169)
  2,761,000,000   South Korean Won .........................         2,283,498 CHF     6/02/09           6,194             --


                    126 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                   CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                                                   AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                                               ---------------       ----------   ------------   ------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND (CONTINUED)
CONTRACTS TO BUY (CONTINUED)
      8,000,000   Euro .....................................        11,099,914         6/03/09     $        --   $   (479,395)
     80,526,837   Russian Ruble ............................        36,540,189 MXN     7/01/09              --       (242,456)
      2,500,000   U.S. Dollar ..............................         1,625,678 EUR     7/10/09         341,478             --
     34,603,842   Russian Ruble ............................         2,062,207 NZD     8/12/09              --       (191,663)
     34,287,311   Russian Ruble ............................         2,048,716 NZD     8/14/09              --       (193,555)
      3,000,000   U.S. Dollar ..............................         2,153,888 EUR     9/17/09         139,155             --
     38,481,000   Chinese Yuan .............................         5,609,475         9/23/09          38,651             --
     25,213,795   Russian Ruble ............................         1,199,478 AUD     9/24/09              --       (128,234)
     38,830,178   Russian Ruble ............................         1,866,434 AUD     9/28/09              --       (212,090)
  9,689,431,018   Vietnamese Dong ..........................           786,825 AUD    10/07/09              --        (13,403)
      3,198,979   Chinese Yuan .............................           691,178 AUD    10/13/09              --         (4,918)
      3,285,166   Chinese Yuan .............................           697,590 AUD    10/19/09           3,522             --
      4,344,052   Chinese Yuan .............................           628,025        10/23/09           9,931             --
      7,365,718   Chinese Yuan .............................         1,059,186        10/26/09          22,584             --
      4,405,928   Chinese Yuan .............................           628,969        10/27/09          18,121             --

CONTRACTS TO SELL
      3,150,000   Euro .....................................       487,588,500 JPY     4/06/09         741,995             --
      2,505,000   Euro .....................................       396,729,375 JPY     4/23/09         681,830             --
      5,655,000   Euro .....................................         8,844,872         4/23/09       1,338,207             --
      8,000,000   Euro .....................................        12,306,560         5/29/09       1,686,234             --
  3,111,000,000   South Korean Won .........................         3,136,405 CHF     6/02/09         488,598             --
      8,000,000   Euro .....................................        12,189,200         6/03/09       1,568,681             --
     47,681,503   Mexican Peso .............................     2,156,825,128 CLP     6/12/09         356,350             --
      3,868,000   Euro .....................................         5,914,365         6/15/09         779,112             --
     10,695,649   New Zealand Dollar .......................    72,038,406,663 IDR     8/04/09              --        (15,021)
      1,935,551   New Zealand Dollar .......................    23,455,969,704 VND     8/14/09         196,025             --
     17,883,017   Mexican Peso .............................        42,761,871 RUB     9/17/09              --        (45,289)
      2,187,000   Euro .....................................         2,971,040         1/12/10          63,516             --
     15,062,500   Singapore Dollar .........................        10,000,000         2/17/10         109,655             --
      2,278,000   Singapore Dollar .........................         1,499,819         3/23/10           4,038             --
   Unrealized appreciation (depreciation) on offsetting
      forward exchange contracts ...........................                                         4,851,112       (453,859)
                                                                                                   -----------   ------------
   Unrealized appreciation (depreciation) on forward
      exchange contracts ...................................                                        14,239,789     (2,682,623)
                                                                                                   -----------   ------------
      Net unrealized appreciation (depreciation) on forward
         exchange contracts ................................                                       $11,557,166
                                                                                                   ===========
MUTUAL DISCOVERY SECURITIES FUND
CONTRACTS TO BUY
     62,000,000   Japanese Yen .............................           624,056         4/20/09     $     2,132   $         --
      1,826,524   British Pound ............................         2,640,760         5/12/09              --        (19,803)
      4,130,000   British Pound ............................         5,840,509         5/12/09          85,804             --
      2,437,532   Euro .....................................         3,078,700         5/13/09         157,060             --
     36,042,029   Norwegian Krone ..........................         5,058,881         5/19/09         289,010             --


                    Quarterly Statements of Investments | 127

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)


4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                   CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                                                   AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                                               ---------------       ----------   ------------   ------------
MUTUAL DISCOVERY SECURITIES FUND (CONTINUED)
CONTRACTS TO BUY (CONTINUED)
      1,620,000   Euro .....................................         2,034,909         5/29/09     $   115,707   $         --
        195,000   British Pound ............................           280,771         7/13/09              --           (871)
      1,530,000   British Pound ............................         2,181,165         7/13/09          14,969             --
        927,000   New Zealand Dollar .......................           466,757         9/10/09          55,196             --
      8,487,404   Danish Krone .............................         1,452,440        10/23/09          55,841             --

CONTRACTS TO SELL
  4,468,670,000   South Korean Won .........................         3,095,000         4/06/09              --       (158,183)
 27,070,062,500   South Korean Won .........................        21,350,000         4/06/09       1,643,048             --
  1,573,109,975   Japanese Yen .............................        17,730,434         4/20/09       1,842,316             --
     18,111,387   Euro .....................................        23,573,697         4/30/09              --       (467,720)
      2,680,064   Euro .....................................         3,572,526         4/30/09          14,955             --
      4,580,000   British Pound ............................         6,734,509         5/12/09         162,473             --
      3,322,939   Euro .....................................         4,235,546         5/13/09              --       (175,570)
      1,206,248   Euro .....................................         1,695,586         5/13/09          94,324             --
    161,248,890   Norwegian Krone ..........................        22,928,622         5/19/09              --       (997,375)
      4,416,337   Norwegian Krone ..........................           673,000         5/19/09          17,707             --
     16,470,000   Euro .....................................        21,479,895         5/29/09              --       (384,701)
     13,824,652   British Pound ............................        19,136,593         7/13/09              --       (707,067)
      4,578,270   British Pound ............................         6,909,594         7/13/09         338,026             --
     40,573,461   Swiss Franc ..............................        34,797,456         8/10/09              --       (954,351)
      9,117,621   Euro .....................................        11,792,177         8/13/09              --       (315,954)
      3,558,415   Canadian Dollar ..........................         2,869,689         8/31/09          40,867             --
     18,806,900   Euro .....................................        24,003,026         8/31/09              --       (974,632)
     43,400,000   British Pound ............................        61,209,624         9/10/09              --     (1,107,282)
      2,577,445   New Zealand Dollar .......................         1,370,995         9/10/09              --        (80,250)
         21,600   New Zealand Dollar .......................            12,429         9/10/09             267             --
      3,185,451   British Pound ............................         4,726,143         9/14/09         152,133             --
     55,392,724   Euro .....................................        70,850,942         9/14/09              --     (2,721,892)
      7,699,126   Singapore Dollar .........................         5,080,409         9/24/09          23,489             --
    102,388,473   Danish Krone .............................        17,586,499        10/23/09              --       (608,764)
      3,605,910   Danish Krone .............................           660,000        10/23/09          19,200             --
      8,826,467   Euro .....................................        11,396,719        11/13/09              --       (331,973)
     12,642,617   Euro .....................................        17,144,032        11/13/09         344,407             --
   Unrealized appreciation (depreciation) on offsetting
      forward exchange contracts ...........................                                             9,271        (13,165)
                                                                                                   -----------   ------------
   Unrealized appreciation (depreciation) on forward
      exchange contracts ...................................                                         5,478,202    (10,019,553)
                                                                                                   -----------   ------------
      Net unrealized appreciation (depreciation) on forward
         exchange contracts ................................                                                     $ (4,541,351)
                                                                                                                 ============


                    128 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)


4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                   CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                                                   AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                                               ---------------       ----------   ------------   ------------
MUTUAL SHARES SECURITIES FUND
CONTRACTS TO BUY
     58,000,000   Japanese Yen .............................           583,795         4/20/09     $     1,994   $         --
      2,900,000   British Pound ............................         4,195,140         5/12/09              --        (33,807)
      8,760,000   British Pound ............................        12,367,947         5/12/09         202,149             --
     13,484,382   Euro .....................................        16,933,667         5/13/09         966,499             --
     68,142,765   Norwegian Krone ..........................         9,520,000         5/19/09         590,974             --
      5,820,000   Euro .....................................         7,310,599         5/29/09         415,688             --
      2,145,000   British Pound ............................         3,088,478         7/13/09              --         (9,584)
      2,415,000   British Pound ............................         3,412,403         7/13/09          54,044             --
        430,000   Canadian Dollar ..........................           351,666         8/31/09              --         (9,831)
        420,000   Canadian Dollar ..........................           325,060         8/31/09           8,826             --
      5,637,327   Danish Krone .............................           965,093        10/23/09          36,706             --

CONTRACTS TO SELL
  2,750,110,000   South Korean Won .........................         1,905,000         4/06/09              --        (97,074)
 17,605,262,500   South Korean Won .........................        13,925,000         4/06/09       1,108,403             --
  1,509,861,082   Japanese Yen .............................        16,773,855         4/20/09       1,524,540             --
     14,985,000   Euro .....................................        19,505,584         4/30/09              --       (385,804)
      7,097,033   Euro .....................................         9,460,345         4/30/09          39,602             --
     42,595,178   British Pound ............................        65,337,230         5/12/09       4,215,606             --
     48,916,446   Euro .....................................        61,047,725         5/13/09              --     (3,887,590)
     61,824,820   Norwegian Krone ..........................         8,870,000         5/19/09              --       (303,523)
     13,024,057   Norwegian Krone ..........................         2,024,000         5/19/09          91,499             --
     16,770,000   Euro .....................................        21,909,800         5/29/09              --       (353,057)
      8,166,914   British Pound ............................        11,493,028         7/13/09              --       (229,614)
     12,378,442   British Pound ............................        18,747,297         7/13/09         979,504             --
    215,143,577   Norwegian Krone ..........................        30,555,474         7/13/09              --     (1,330,087)
     59,600,000   Euro .....................................        77,062,800         7/27/09              --     (2,078,844)
     65,078,956   Swiss Franc ..............................        55,968,038         8/10/09              --     (1,377,091)
      3,190,297   Swiss Franc ..............................         2,850,000         8/10/09          38,830             --
     31,800,000   Euro .....................................        41,085,600         8/13/09              --     (1,144,557)
      3,928,462   Canadian Dollar ..........................         3,165,337         8/31/09          42,340             --
     48,500,000   British Pound ............................        68,402,460         9/10/09              --     (1,237,403)
     49,115,000   British Pound ............................        72,840,360         9/14/09       2,315,797             --
     73,100,000   Euro .....................................        93,480,130         9/14/09              --     (3,611,577)
     77,046,125   Swedish Krona ............................         8,844,389         9/16/09              --       (542,053)
     10,055,737   Singapore Dollar .........................         6,635,361         9/24/09          30,580             --
     62,799,800   Danish Krone .............................        10,787,072        10/23/09              --       (372,962)
      2,240,035   Danish Krone .............................           410,000        10/23/09          11,928             --
     34,541,474   Euro .....................................        44,533,482        11/13/09              --     (1,365,550)
        810,000   Euro .....................................         1,111,442        11/13/09          35,106             --
                                                                                                   -----------   ------------
   Unrealized appreciation (depreciation) on forward
      exchange contracts ...................................                                        12,710,615    (18,370,008)
                                                                                                   -----------   ------------
      Net unrealized appreciation (depreciation) on forward
         exchange contracts ................................                                                     $ (5,659,393)
                                                                                                                 ============


                    Quarterly Statements of Investments | 129

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                   CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                                                   AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                                               ---------------       ----------   ------------   ------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
CONTRACTS TO BUY
    250,565,000   Japanese Yen .............................         2,104,881 EUR     6/10/09     $        --   $   (261,663)
      1,685,000   Malaysian Ringgit ........................           333,465 EUR     7/07/09          18,886             --
     44,640,800   Japanese Yen .............................           286,496 EUR     8/21/09          71,496             --
     22,139,600   Japanese Yen .............................           141,957 EUR     8/26/09          35,653             --
      3,000,000   Swedish Krona ............................           311,912 EUR     9/23/09              --        (48,765)
        205,268   Chinese Yuan .............................            29,676        10/23/09             468             --
        351,200   Chinese Yuan .............................            50,502        10/26/09           1,077             --
        213,420   Chinese Yuan .............................            30,467        10/27/09             878             --
        220,000   Chinese Yuan .............................            30,096        12/04/09           2,237             --
        277,000   Chinese Yuan .............................            30,076 EUR    12/04/09             739             --
     15,131,805   Mexican Peso .............................         1,068,819        12/22/09              --        (43,443)
      6,284,207   Mexican Peso .............................           445,341        12/23/09              --        (19,568)
     10,076,041   Mexican Peso .............................           712,546        12/24/09              --        (29,965)
     51,350,000   Chilean Peso .............................            81,301         1/28/10           5,769             --
    133,750,000   Chilean Peso .............................           213,159         1/29/10          13,646             --
     24,790,000   Chilean Peso .............................            39,664         2/02/10           2,383             --
      2,351,000   Chinese Yuan .............................           333,322         2/03/10          12,591             --
     46,510,000   Chilean Peso .............................            74,357         2/03/10           4,534             --
     24,390,000   Chilean Peso .............................            39,659         2/12/10           1,733             --
     60,030,000   Chilean Peso .............................            99,141         2/16/10           2,757             --
     59,930,000   Chilean Peso .............................            99,717         2/17/10           2,017             --
    132,930,000   Chilean Peso .............................           219,373         2/26/10           6,398             --
     30,070,000   Chilean Peso .............................            49,851         3/03/10           1,235             --
     48,850,000   Chilean Peso .............................            79,768         3/04/10           3,228             --
     30,610,000   Chilean Peso .............................            49,853         3/05/10           2,156             --
     28,870,000   Chilean Peso .............................            46,926         3/08/10           2,136             --
     30,670,000   Chilean Peso .............................            49,850         3/09/10           2,273             --
CONTRACTS TO SELL
      4,002,526   Mexican Peso .............................       181,050,238 CLP     6/12/09          29,913             --
      3,500,000   Mexican Peso .............................           328,022         7/29/09          85,710             --
        704,603   New Zealand Dollar .......................     4,745,710,835 IDR     8/04/09              --           (990)
        892,571   New Zealand Dollar .......................           451,230         2/02/10              --        (47,303)
      2,625,063   New Zealand Dollar .......................         1,316,469         2/26/10              --       (147,605)
   Unrealized appreciation (depreciation) on offsetting
      forward exchange contracts ...........................                                            33,973       (124,124)
                                                                                                  ------------   ------------
   Unrealized appreciation (depreciation) on forward
      exchange contracts ...................................                                           343,886       (723,426)
                                                                                                  ------------   ------------
      Net unrealized appreciation (depreciation) on forward
         exchange contracts ................................                                                     $   (379,540)
                                                                                                                 ============


                    130 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                   CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                                                   AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                                               ---------------       ----------   ------------   ------------
TEMPLETON GLOBAL INCOME SECURITIES FUND
CONTRACTS TO BUY
      9,415,305   Euro .....................................        12,106,952         4/14/09     $   391,513   $         --
      9,415,305   Euro .....................................        18,159,864 SGD     4/14/09         563,227             --
     15,778,980   Malaysian Ringgit ........................         3,237,710 EUR     4/21/09          27,476             --
     71,377,981   Indian Rupee .............................         2,329,569 NZD     4/28/09          84,432             --
    329,402,395   Kazakhstani Tenge ........................         2,632,271         4/30/09              --       (465,847)
     32,777,510   Peruvian Neuvo Sol .......................       129,187,726 MXN     4/30/09       1,282,145             --
    122,773,200   Swedish Krona ............................        13,100,000 EUR     4/30/09              --     (2,468,583)
    169,465,166   Indian Rupee .............................        45,766,762 MXN     5/04/09         127,069             --
    218,306,058   Mexican Peso .............................        14,256,257         5/04/09       1,053,976             --
      1,998,991   Peruvian Neuvo Sol .......................         8,108,839 MXN     5/07/09          62,246             --
      5,296,692   Peruvian Neuvo Sol .......................         1,930,000         5/08/09              --       (259,155)
      8,062,720   Peruvian Neuvo Sol .......................         2,982,878         5/15/09              --       (441,358)
 28,853,000,000   Indonesian Rupiah ........................         2,092,313         5/18/09         372,281             --
    144,407,250   Japanese Yen .............................         1,526,988         5/18/09              --        (67,880)
     10,085,857   Peruvian Neuvo Sol .......................         3,728,598         5/19/09              --       (550,682)
    117,663,000   Indian Rupee .............................        30,000,000 MXN     5/20/09         214,439             --
  7,566,000,000   Indonesian Rupiah ........................           522,694         5/22/09         122,887             --
    507,359,240   Kazakhstani Tenge ........................        44,462,684 MXN     5/27/09         201,538             --
 16,998,965,000   Vietnamese Dong ..........................         1,193,564 AUD     5/29/09         120,554             --
  1,578,866,058   Japanese Yen .............................        16,719,431         6/02/09              --       (762,400)
 14,790,681,000   Vietnamese Dong ..........................         1,038,951 AUD     6/02/09         104,111             --
    345,000,000   Japanese Yen .............................         3,732,756         6/05/09              --       (245,756)
     27,146,472   Malaysian Ringgit ........................         5,514,624 EUR     6/09/09         116,067             --
     22,869,610   Malaysian Ringgit ........................         4,595,521 EUR     6/10/09         164,525             --
      3,886,306   Malaysian Ringgit ........................           778,772 EUR     6/12/09          30,819             --
      5,072,765   Malaysian Ringgit ........................         1,021,396 EUR     6/15/09          33,750             --
     10,022,795   Malaysian Ringgit ........................         2,024,807 EUR     6/16/09          57,744             --
 62,619,618,000   Vietnamese Dong ..........................         4,394,304 AUD     6/22/09         432,623             --
     14,772,000   Malaysian Ringgit ........................         2,923,412 EUR     7/07/09         165,570             --
      7,600,000   Malaysian Ringgit ........................         1,529,390 EUR     7/09/09          51,527             --
      9,040,420   Malaysian Ringgit ........................         1,814,981 EUR     7/14/09          66,907             --
     22,337,396   Malaysian Ringgit ........................         4,464,854 EUR     7/15/09         191,399             --
      5,809,102   Malaysian Ringgit ........................         1,161,588 EUR     7/16/09          49,170             --
     16,452,465   Malaysian Ringgit ........................         3,295,153 EUR     7/17/09         132,174             --
      4,109,111   Malaysian Ringgit ........................           816,742 EUR     7/24/09          41,265             --
      3,004,709   Malaysian Ringgit ........................           598,906 EUR     7/31/09          27,917             --
      6,015,055   Malaysian Ringgit ........................         1,213,740 EUR     8/05/09          36,186             --
      1,100,000   Malaysian Ringgit ........................           221,828 EUR     8/07/09           6,793             --


                    Quarterly Statements of Investments | 131

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                   CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                                                   AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                                               ---------------       ----------   ------------   ------------
TEMPLETON GLOBAL INCOME SECURITIES FUND (CONTINUED)
CONTRACTS TO BUY (CONTINUED)
    279,885,550   Japanese Yen .............................         1,726,090 EUR     8/10/09     $   540,832   $         --
    154,325,250   Japanese Yen .............................           972,679 EUR     8/11/09         270,437             --
    306,833,000   Russian Ruble ............................        18,285,638 NZD     8/12/09              --     (1,699,484)
    149,379,561   Russian Ruble ............................         8,925,643 NZD     8/14/09              --       (843,260)
    290,165,200   Japanese Yen .............................         1,862,221 EUR     8/21/09         464,731             --
    143,907,400   Japanese Yen .............................           922,720 EUR     8/26/09         231,751             --
     27,917,500   Japanese Yen .............................           184,077 EUR     9/04/09          38,271             --
115,797,066,700   Indonesian Rupiah ........................         8,323,000 EUR     9/08/09              --     (1,475,620)
     11,099,031   U.S. Dollar ..............................         7,821,727 EUR     9/08/09         710,492             --
243,055,778,970   Vietnamese Dong ..........................       144,871,783 MXN     9/08/09       3,314,226             --
    295,496,613   Russian Ruble ............................        17,768,247 NZD     9/15/09              --     (1,814,578)
    101,991,966   Russian Ruble ............................        42,848,809 MXN     9/15/09              --       (120,171)
     15,520,594   U.S. Dollar ..............................        11,369,816 EUR     9/15/09         419,086             --
     24,005,420   U.S. Dollar ..............................        17,083,450 EUR     9/17/09       1,314,775             --
     14,296,000   Chinese Yuan .............................         1,489,167 EUR     9/18/09         120,154             --
     89,074,900   Chinese Yuan .............................         9,307,428 EUR     9/23/09         711,430             --
     30,000,000   Swedish Krona ............................         3,119,119 EUR     9/23/09              --       (487,654)
     39,743,000   Chinese Yuan .............................         4,095,317 EUR     9/24/09         393,791             --
    468,694,202   Russian Ruble ............................        22,297,983 AUD     9/24/09              --     (2,384,488)
     25,000,000   Indian Rupee .............................           818,331 NZD     9/25/09          26,487             --
    837,000,000   Japanese Yen .............................         5,602,258 EUR     9/28/09       1,040,540             --
    258,201,997   Russian Ruble ............................        12,410,890 AUD     9/28/09              --     (1,410,295)
      8,340,000   Malaysian Ringgit ........................         1,704,998 EUR     9/30/09          20,195             --
     53,312,773   Russian Ruble ............................        23,225,918 MXN    10/06/09              --       (127,395)
 44,923,725,686   Vietnamese Dong ..........................         3,648,005 AUD    10/07/09              --        (62,142)
     14,831,631   Chinese Yuan .............................         3,204,553 AUD    10/13/09              --        (22,799)
    361,308,750   Kazakhstani Tenge ........................         2,795,426        10/13/09              --       (542,287)
     35,001,331   Chinese Yuan .............................         3,714,063 EUR    10/15/09         205,378             --
     35,172,030   Chinese Yuan .............................         3,761,574 EUR    10/16/09         167,377             --
     25,132,672   Chinese Yuan .............................         5,336,806 AUD    10/19/09          26,943             --
     47,143,455   Chinese Yuan .............................         5,062,450 EUR    10/19/09         197,241             --
     29,130,000   Chinese Yuan .............................         4,208,017        10/21/09          69,788             --
     92,110,000   Russian Ruble ............................         3,050,000        10/22/09              --       (537,290)
     36,599,833   Chinese Yuan .............................         5,291,287        10/23/09          83,672             --
    921,291,798   Chilean Peso .............................         1,395,897        10/26/09         171,550             --
     62,115,025   Chinese Yuan .............................         8,932,101        10/26/09         190,447             --
     37,116,032   Chinese Yuan .............................         5,298,506        10/27/09         152,653             --
     89,097,000   Russian Ruble ............................         2,663,587        10/27/09              --       (238,365)
    597,827,644   Chilean Peso .............................           872,435        10/28/09         144,508             --
      3,423,000   Swiss Franc ..............................         2,343,397 EUR    11/05/09              --        (89,779)


                    132 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                   CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                                                   AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                                               ---------------       ----------   ------------   ------------
TEMPLETON GLOBAL INCOME SECURITIES FUND (CONTINUED)
CONTRACTS TO BUY (CONTINUED)
  3,465,000,000   Indonesian Rupiah ........................           275,000        11/09/09     $     6,609   $         --
 25,294,025,000   Vietnamese Dong ..........................         1,315,000        11/09/09          53,609             --
 34,531,000,000   Indonesian Rupiah ........................         2,746,004        11/10/09          59,620             --
     92,000,000   Russian Ruble ............................         2,870,694        11/10/09              --       (381,634)
  6,870,000,000   Indonesian Rupiah ........................           549,161        11/12/09           8,708             --
  1,250,000,000   Japanese Yen .............................        10,198,254 EUR    11/12/09              --       (868,315)
  1,250,000,000   Japanese Yen .............................        12,938,619        11/12/09              --       (255,512)
 36,430,000,000   Indonesian Rupiah ........................         2,746,325        11/16/09         208,590             --
  7,386,000,000   Indonesian Rupiah ........................           523,088        11/17/09          75,838             --
 35,999,000,000   Indonesian Rupiah ........................         2,613,358        11/18/09         304,954             --
     29,201,000   Russian Ruble ............................           653,339 EUR    11/20/09              --        (81,587)
 40,074,000,000   Indonesian Rupiah ........................         2,613,408        11/23/09         630,684             --
     18,870,000   Chinese Yuan .............................         2,048,829 EUR    12/04/09          50,313             --
     14,977,000   Chinese Yuan .............................         2,048,837        12/04/09         152,307             --
     33,777,284   Chinese Yuan .............................         4,782,060        12/14/09         183,021             --
     45,175,542   Chinese Yuan .............................         6,396,854        12/15/09         243,830             --
     26,468,158   Chinese Yuan .............................         3,761,017        12/16/09         129,801             --
     13,361,013   Malaysian Ringgit ........................         3,761,017        12/16/09              --        (98,236)
     24,500,148   Chinese Yuan .............................         3,465,367        12/17/09         136,218             --
     12,406,016   Malaysian Ringgit ........................         3,465,368        12/17/09              --        (64,363)
     73,686,535   Chinese Yuan .............................        10,396,103        12/18/09         436,205             --
     20,029,614   Chinese Yuan .............................         2,857,292        12/21/09          87,326             --
     22,461,038   Malaysian Ringgit ........................         6,301,410        12/21/09              --       (143,717)
     23,558,279   Chinese Yuan .............................         3,384,810        12/22/09          78,629             --
     12,127,039   Malaysian Ringgit ........................         3,466,651        12/22/09              --       (141,999)
    160,558,056   Mexican Peso .............................        11,340,848        12/22/09              --       (460,961)
      9,639,266   Malaysian Ringgit ........................         2,772,294        12/23/09              --       (129,649)
     66,679,470   Mexican Peso .............................         4,725,354        12/23/09              --       (207,624)
    106,913,202   Mexican Peso .............................         7,560,566        12/24/09              --       (317,952)
     10,905,927   Malaysian Ringgit ........................         3,118,831        12/28/09              --       (128,812)
     56,089,316   Malaysian Ringgit ........................        16,085,264         1/04/10              --       (706,742)
    136,332,733   Swedish Krona ............................        12,649,755 EUR     1/05/10              --       (174,324)
     15,775,146   Mexican Peso .............................         1,063,374         1/20/10           1,259             --
    234,622,679   Mexican Peso .............................        15,950,603         1/21/10              --       (118,588)
  2,227,910,000   Chilean Peso .............................         3,527,407         1/28/10         250,313             --
  5,803,230,000   Chilean Peso .............................         9,248,669         1/29/10         592,040             --
  1,075,430,000   Chilean Peso .............................         1,720,688         2/02/10         103,363             --
  2,018,040,000   Chilean Peso .............................         3,226,283         2/03/10         196,735             --
    102,053,000   Chinese Yuan .............................        14,468,949         2/03/10         546,536             --
     21,500,000   Indian Rupee .............................           423,228         2/04/10              --         (7,113)


                    Quarterly Statements of Investments | 133

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                   CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                                                   AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                                               ---------------       ----------   ------------   ------------
TEMPLETON GLOBAL INCOME SECURITIES FUND (CONTINUED)
CONTRACTS TO BUY (CONTINUED)
     81,332,000   Mexican Peso .............................         5,299,365         2/08/10    $    175,134   $         --
  1,058,220,000   Chilean Peso .............................         1,720,683         2/12/10          75,193             --
     97,443,480   Malaysian Ringgit ........................        26,843,934         2/12/10              --       (119,023)
 16,244,000,000   South Korean Won .........................        11,944,118         2/12/10          86,247             --
  2,604,680,000   Chilean Peso .............................         4,301,701         2/16/10         119,630             --
  2,600,220,000   Chilean Peso .............................         4,326,489         2/17/10          87,521             --
      4,899,000   Malaysian Ringgit ........................         1,343,480         2/17/10             174             --
  5,767,650,000   Chilean Peso .............................         9,518,281         2/26/10         277,598             --
  1,304,870,000   Chilean Peso .............................         2,163,246         3/03/10          53,596             --
  2,119,640,000   Chilean Peso .............................         3,461,202         3/04/10         140,055             --
  1,328,230,000   Chilean Peso .............................         2,163,241         3/05/10          93,543             --
  1,252,750,000   Chilean Peso .............................         2,036,230         3/08/10          92,668             --
  1,330,940,000   Chilean Peso .............................         2,163,251         3/09/10          98,650             --
CONTRACTS TO SELL
     14,200,317   Euro .....................................     2,199,046,055 JPY     4/06/09       3,354,823             --
      9,415,305   Euro .....................................        19,874,611 SGD     4/14/09         563,760             --
      9,415,305   Euro .....................................        14,553,292         4/14/09       2,054,827             --
      1,574,014   Euro .....................................       246,141,160 JPY     4/20/09         396,560             --
    218,306,058   Mexican Peso .............................        19,760,042         5/04/09       4,449,809             --
    266,049,641   Mexican Peso .............................        24,240,542         5/06/09       5,588,193             --
      9,640,135   Mexican Peso .............................       420,791,871 CLP     5/15/09          45,108             --
     14,559,327   Mexican Peso .............................       633,651,050 CLP     5/20/09          65,462             --
     57,848,619   Mexican Peso .............................       129,543,727 RUB     6/04/09              --       (303,445)
        357,000   Euro .....................................        42,497,280 JPY     6/10/09              --        (44,380)
      5,422,023   Mexican Peso .............................       245,259,783 CLP     6/12/09          40,522             --
     26,552,505   Mexican Peso .............................        59,389,235 RUB     6/19/09              --       (146,851)
     14,481,704   Mexican Peso .............................        32,179,795 RUB     6/29/09              --        (88,097)
     14,481,704   Mexican Peso .............................       166,257,207 KZT     6/29/09          67,870             --
     23,073,608   Mexican Peso .............................         6,327,476 PEN     6/30/09         381,121             --
     61,955,606   Mexican Peso .............................       136,619,484 RUB     7/10/09              --       (416,817)
     30,888,068   Mexican Peso .............................        68,008,329 RUB     7/13/09              --       (212,078)
     14,610,919   Mexican Peso .............................        32,786,902 RUB     7/24/09              --        (85,157)
      1,533,000   Euro .....................................        56,491,050 RUB     7/28/09              --       (440,718)
      8,135,006   New Zealand Dollar .......................    53,990,411,006 IDR     8/05/09              --        (79,437)
      8,432,616   New Zealand Dollar .......................   102,190,660,510 VND     8/14/09         854,024             --


                    134 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                   CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                                                   AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                                               ---------------       ----------   ------------   ------------
TEMPLETON GLOBAL INCOME SECURITIES FUND (CONTINUED)
CONTRACTS TO SELL (CONTINUED)
      2,800,000   Euro .....................................       408,189,600 JPY      9/14/09    $   416,176   $         --
      2,017,928   Mexican Peso .............................         4,825,270 RUB      9/17/09             --         (5,110)
     22,711,151   Mexican Peso .............................        52,371,914 RUB     10/02/09             --       (116,355)
      6,223,000   Euro .....................................       753,263,035 JPY     11/18/09             --       (625,280)
      7,050,000   U.S. Dollar ..............................       670,455,000 JPY     11/18/09             --       (246,106)
        265,338   Euro .....................................           335,865         11/19/09             --        (16,736)
      2,876,071   Euro .....................................         3,620,686         11/20/09             --       (201,287)
      1,918,356   Euro .....................................         2,390,367         11/24/09             --       (158,995)
        668,538   Euro .....................................           836,676         11/25/09             --        (51,773)
      1,300,570   Euro .....................................         1,697,244         11/30/09             --        (31,210)
      1,343,551   Euro .....................................         1,698,853         12/08/09             --        (86,841)
     12,970,535   New Zealand Dollar .......................         6,582,546          1/28/10             --       (664,158)
     79,649,000   Singapore Dollar .........................        53,055,001          1/29/10        755,845             --
      9,712,629   New Zealand Dollar .......................         4,910,123          2/02/10             --       (514,737)
     18,618,000   Singapore Dollar .........................        12,389,168          2/02/10        164,210             --
     12,744,985   New Zealand Dollar .......................         6,363,571          2/03/10             --       (754,541)
     16,660,000   Singapore Dollar .........................        11,062,490          2/03/10        123,195             --
     16,752,000   Singapore Dollar .........................        11,062,099          2/04/10         62,394             --
     13,362,000   Singapore Dollar .........................         8,849,886          2/05/10         76,124             --
     10,525,000   Singapore Dollar .........................         6,991,033          2/08/10         80,103             --
     13,338,000   Singapore Dollar .........................         8,857,750          2/09/10         99,747             --
      5,284,900   Singapore Dollar .........................         3,543,037          2/11/10         72,864             --
      2,945,715   New Zealand Dollar .......................         1,530,005          2/12/10             --       (114,293)
      3,931,416   New Zealand Dollar .......................         1,966,495          2/22/10             --       (226,699)
      2,852,731   New Zealand Dollar .......................         1,430,644          2/26/10             --       (160,407)
     11,084,376   New Zealand Dollar .......................         5,470,140          3/12/10             --       (706,731)
     11,089,511   New Zealand Dollar .......................         5,596,876          3/16/10             --       (581,368)
     17,708,000   Singapore Dollar .........................        11,513,766          3/17/10             --       (113,667)
      4,356,970   Australian Dollar ........................         2,963,393          3/24/10             --         (4,235)
   Unrealized appreciation (depreciation) on offsetting
      forward exchange contracts ...........................                                        27,957,079     (1,872,798)
                                                                                                  ------------   ------------
   Unrealized appreciation (depreciation) on forward
      exchange contracts ...................................                                        70,865,418    (30,593,726)
                                                                                                  ------------   ------------
      Net unrealized appreciation (depreciation) on forward
         exchange contracts ................................                                      $ 40,271,692
                                                                                                  ============

(a)  In U.S. dollars unless otherwise indicated.

See Abbreviations on page 147.


                    Quarterly Statements of Investments | 135

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. INTEREST RATE SWAPS

At March 31, 2009, the Templeton Global Income Securities Fund had the following interest rate swap contracts outstanding:

                             RECEIVE-              PAY-                   NOTIONAL        EXPIRATION    UNREALIZED     UNREALIZED
COUNTER-PARTY               FIXED RATE         FLOATING RATE        PRINCIPAL AMOUNT(a)      DATE      APPRECIATION   DEPRECIATION
-------------               ----------   ------------------------   -------------------   ----------   ------------   ------------
Merrill Lynch ...........     7.053%     Tasa Nominal Annual Rate    7,200,000,000 CLP      6/13/18     $ 3,002,880        $--
JPMorgan ................      7.06%     Tasa Nominal Annual Rate    2,425,500,000 CLP      6/13/18       1,013,970         --
Merrill Lynch ...........     7.094%     Tasa Nominal Annual Rate    7,950,000,000 CLP      6/16/18       3,356,042         --
JPMorgan ................      7.15%     Tasa Nominal Annual Rate    2,475,000,000 CLP      6/18/18       1,063,915         --
JPMorgan ................      7.85%     Tasa Nominal Annual Rate      702,800,000 CLP      7/11/18         373,223         --
JPMorgan ................     7.855%     Tasa Nominal Annual Rate      705,600,000 CLP      7/17/18         374,397         --
Merrill Lynch ...........      7.40%     Tasa Nominal Annual Rate      765,000,000 CLP      7/30/18         358,898         --
Merrill Lynch ...........      7.40%     Tasa Nominal Annual Rate      765,000,000 CLP      8/06/18         360,861         --
JPMorgan ................      7.50%     Tasa Nominal Annual Rate    1,590,300,000 CLP      8/07/18         774,502         --
Merrill Lynch ...........      7.51%     Tasa Nominal Annual Rate      765,000,000 CLP      8/07/18         373,634         --
JPMorgan ................      7.50%     Tasa Nominal Annual Rate    1,587,200,000 CLP      8/13/18         772,248         --
JPMorgan ................      7.67%     Tasa Nominal Annual Rate      570,900,000 CLP      8/29/18         290,695         --
                                                                                                        -----------        ---
   Unrealized appreciation (depreciation) on interest rate swaps ...................................    $12,115,265        $--
                                                                                                        -----------        ---
      Net unrealized appreciation (depreciation) on interest rate swaps ............................    $12,115,265
                                                                                                        ===========

(a)  In U.S. dollar unless otherwise indicated.

See Abbreviations on page 147.

6. RESTRICTED SECURITIES

At March 31, 2009, the following funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

PRINCIPAL AMOUNT/
 SHARES/WARRANTS/                                                               ACQUISITION
    CONTRACTS       ISSUER                                                         DATES             COST         VALUE
-----------------   -----------------------------------------------------   ------------------   -----------   -----------
FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
       309,399      Dilithium Networks Inc., depository receipt,
                       D, pfd., 144A, PIPES .............................              7/13/06   $   720,900   $   405,313
        11,970      Dilithium Networks Inc., 11.00%,
                       12/31/09 .........................................             10/30/08        11,970        11,970
        10,275      Dilithium Networks Inc., wts., 12/31/09 .............             10/30/08             1            --
                                                                                                               -----------
                    TOTAL RESTRICTED SECURITIES (0.37% of Net Assets)                                          $   417,283
                                                                                                               ===========
MUTUAL DISCOVERY SECURITIES FUND
        18,411      AboveNet Inc. .......................................   10/02/01 - 8/08/08   $   910,432   $   920,550
            23      AboveNet Inc., stock grant, grant price
                       $20.95, expiration date 9/09/13 ..................    4/17/06 - 9/08/06            --           346
           739      AboveNet Inc., wts., 9/08/10 ........................   10/02/01 - 9/07/07        76,964        11,948
       800,000      The Bankshares Inc. .................................              3/22/07     8,000,000     3,241,505


                    136 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
 SHARES/WARRANTS/                                                               ACQUISITION
    CONTRACTS       ISSUER                                                         DATES             COST         VALUE
-----------------   -----------------------------------------------------   ------------------   -----------   -----------
MUTUAL DISCOVERY SECURITIES FUND (CONTINUED)
     2,161,828      Cerberus CG Investor I LLC ..........................    7/26/07 - 6/17/08   $ 2,154,425   $   410,747
     1,897,400      Cerberus CG Investor I LLC, 12.00%,
                       7/31/14 ..........................................              7/26/07     1,897,400       360,506
     2,161,828      Cerberus CG Investor II LLC .........................    7/26/07 - 6/17/08     2,154,424       410,747
     1,897,400      Cerberus CG Investor II LLC, 12.00%,
                       7/31/14 ..........................................              7/26/07     1,897,400       360,506
     1,080,914      Cerberus CG Investor III LLC ........................    7/26/07 - 6/17/08     1,077,212       205,374
       948,700      Cerberus CG Investor III LLC, 12.00%,
                       7/31/14 ..........................................              7/26/07       948,700       180,253
     2,049,750      Cerberus FIM Investors Holdco LLC ...................             11/20/06     2,049,750       143,483
     6,148,028      Cerberus FIM Investors Holdco LLC, 12.00%,
                       11/22/13 .........................................             11/21/06     6,148,028       430,362
         9,611      (a) Dana Holding Corp., 4.00%, cvt. pfd., B .........             12/27/07       961,100        91,305
        21,716      (b) DecisionOne Corp. ...............................    9/28/99 - 7/18/00        16,482            --
        28,238      (b) DecisionOne Corp., 12.00%, 4/15/10 ..............   10/29/99 - 1/16/09        37,850        28,238
        11,923      (b) DecisionOne Corp., wts., 6/08/17 ................              7/09/07            --            --
         1,903      Elephant Capital Holdings Ltd. ......................    8/23/04 - 3/10/08       221,298            --
        47,271      IACNA Investor LLC ..................................              7/24/08        48,411           473
       451,787      Imagine Group Holdings Ltd. .........................              8/31/04     4,626,976     3,700,136
       424,073      (c) International Automotive Components Group
                        Brazil LLC ......................................   4/13/06 - 12/26/08       284,478       135,488
        74,174      (c) International Automotive Components Group
                        Japan LLC .......................................    9/26/06 - 3/27/07       643,935        86,554
     1,512,200      (c) International Automotive Components Group
                        LLC .............................................   1/12/06 - 10/16/06     1,512,594        19,205
       407,500      (c) International Automotive Components Group
                        NA LLC, 9.00%, 4/01/17 ..........................              3/30/07       413,613       128,537
     1,353,608      (c) International Automotive Components Group
                        NA LLC, A .......................................   3/30/07 - 10/10/07     1,268,161       156,206
        69,953      Kindred Healthcare Inc. .............................    5/20/99 - 7/08/08       657,546       993,508
     1,460,000      MPF Corp. Ltd. ......................................              5/08/06     7,500,856            --
             1      (d) Motor Coach Industries International Inc.,
                        wts., 5/27/09 ...................................              3/30/07            --            --
         9,306      NCB Warrant Holdings Ltd., A ........................   12/16/05 - 3/10/08        97,943            --
         2,140      Olympus Re Holdings Ltd. ............................             12/19/01       206,942         4,778
     5,499,303      Pontus I LLC, junior note, 144A, FRN,
                       5.283%, 7/24/09 ..................................    1/22/08 - 2/25/08     9,232,420     5,496,746
       872,120      Pontus II Trust, junior profit-participating note,
                       144A, FRN, 8.256%, 6/25/09 .......................              2/29/08     1,000,695       243,986
         4,289      PTV Inc., 10.00%, pfd., A ...........................   12/07/01 - 3/06/02         2,702         1,222
                                                                                                               -----------
                    TOTAL RESTRICTED SECURITIES (1.52% of Net Assets)                                          $17,762,709
                                                                                                               ===========

(a) The fund also invests in unrestricted securities of the issuer, valued at $52,114 as of March 31, 2009.

(b) The fund also invests in unrestricted securities of the issuer, valued at $5,008 as of March 31, 2009.

(c) The fund also invests in unrestricted securities of the issuer, valued at $268,430 as of March 31, 2009.

(d) The fund also invests in unrestricted securities of the issuer, valued at $788,327 as of March 31, 2009.


                    Quarterly Statements of Investments | 137

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
 SHARES/WARRANTS/                                                               ACQUISITION
    CONTRACTS       ISSUER                                                         DATES             COST         VALUE
-----------------   -----------------------------------------------------   ------------------   -----------   -----------
MUTUAL SHARES SECURITIES FUND
        62,453      AboveNet Inc. .......................................   10/02/01 - 8/08/08   $ 3,452,922   $ 3,122,650
            78      AboveNet Inc., stock grant, grant price
                       $20.95, expiration date 9/09/13 ..................    4/17/06 - 9/08/06            --         1,174
         2,995      AboveNet Inc., wts., 9/08/10 ........................   10/02/01 - 9/07/07       315,092        48,423
     6,366,729      CB FIM Coinvestors LLC ..............................              1/15/09     6,366,729    14,006,804
     8,172,654      Cerberus CG Investor I LLC ..........................    7/26/07 - 6/17/08     8,144,664     1,552,805
     7,173,000      Cerberus CG Investor I LLC, 12.00%,
                       7/31/14 ..........................................              7/26/07     7,173,000     1,362,870
     8,172,654      Cerberus CG Investor II LLC .........................    7/26/07 - 6/17/08     8,144,664     1,552,805
     7,173,000      Cerberus CG Investor II LLC, 12.00%,
                       7/31/14 ..........................................              7/26/07     7,173,000     1,362,870
     4,086,327      Cerberus CG Investor III LLC ........................    7/26/07 - 6/17/08     4,072,332       776,402
     3,586,500      Cerberus CG Investor III LLC, 12.00%,
                       7/31/14 ..........................................              7/26/07     3,586,500       681,435
     7,900,500      Cerberus FIM Investors Holdco LLC ...................             11/20/06     7,900,500       553,035
    23,696,793      Cerberus FIM Investors Holdco LLC, 12.00%,
                       11/22/13 .........................................             11/20/06    23,696,793     1,658,776
        37,154      (a) Dana Holding Corp., 4.00%, cvt. pfd., B .........             12/27/07     3,715,400       352,963
       108,227      (b) DecisionOne Corp. ...............................    3/12/99 - 7/18/00        76,619            --
       140,730      (b) DecisionOne Corp., 12.00%, 4/15/10 ..............    3/12/99 - 1/16/09       185,645       140,730
        59,425      (b) DecisionOne Corp., wts., 6/08/17 ................              7/09/07            --            --
        11,728      Elephant Capital Holdings Ltd. ......................    8/29/03 - 3/10/08     1,364,048            --
     5,565,600      GLCP Harrah's Investment LP .........................              1/15/08     5,565,600            --
       168,957      IACNA Investor LLC ..................................              7/24/08       173,030         1,690
     1,730,515      (c) International Automotive Components Group
                        Brazil LLC ......................................   4/13/06 - 12/26/08     1,160,868       552,888
       269,643      (c) International Automotive Components Group
                        Japan LLC .......................................    9/26/06 - 3/27/07     2,340,891       314,647
     6,170,474      (c) International Automotive Components Group
                        LLC .............................................   1/12/06 - 10/16/06     6,172,073        78,365
     1,456,500      (c) International Automotive Components Group
                        NA LLC, 9.00%, 4/01/17 ..........................              3/30/07     1,478,348       459,422
     4,838,053      (c) International Automotive Components Group
                        NA LLC, A .......................................   3/30/07 - 10/10/07     4,789,127       558,311
       167,311      Kindred Healthcare Inc. .............................    4/28/99 - 7/08/08     1,563,248     2,376,235
             2      (d) Motor Coach Industries International Inc., wts.,
                        5/27/09 .........................................              3/30/07            --            --
        57,295      NCB Warrant Holdings Ltd., A ........................   12/16/05 - 3/10/08       603,247            --
        16,280      Olympus Re Holdings Ltd. ............................             12/19/01     1,574,304        36,348


                    138 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
 SHARES/WARRANTS/                                                               ACQUISITION
    CONTRACTS       ISSUER                                                         DATES             COST         VALUE
-----------------   -----------------------------------------------------   ------------------   -----------   -----------
MUTUAL SHARES SECURITIES FUND (CONTINUED)
    17,715,963      Pontus I LLC, junior note, 144A, FRN,
                       5.283%, 7/24/09 ..................................    1/22/08 - 2/25/08   $29,742,174   $17,707,726
     2,809,825      Pontus II Trust, junior profit-participating note,
                       144A, FRN, 8.256%, 6/25/09 .......................              2/29/08     3,224,070       786,082
        17,300      PTV Inc., 10.00%, pfd., A ...........................   12/07/01 - 3/06/02        10,899         4,930
                                                                                                               -----------
                    TOTAL RESTRICTED SECURITIES (1.53% of Net Assets)                                          $50,050,386
                                                                                                               ===========

(a) The fund also invests in unrestricted securities of the issuer, valued at $201,461 as of March 31, 2009.

(b) The fund also invests in unrestricted securities of the issuer, valued at $24,958 as of March 31, 2009.

(c) The fund also invests in unrestricted securities of the issuer, valued at $959,421 as of March 31, 2009.

(d) The fund also invests in unrestricted securities of the issuer, valued at $4,573,656 as of March 31, 2009.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
        73,527      Centenergoholding ...................................              7/01/08   $        --   $        --
       204,397      Intergenerasiya Holding Co. .........................              7/01/08            --            --
        56,171      Sibenergoholding JSC ................................              7/01/08            --            --
                                                                                                               -----------
                    TOTAL RESTRICTED SECURITIES (0.00% of Net Assets)                                          $        --
                                                                                                               ===========

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the following funds for the three months ended March 31, 2009, were as shown below.

                                            NUMBER OF                           NUMBER OF
                                           SHARES HELD                         SHARES HELD     VALUE                  REALIZED
                                          AT BEGINNING    GROSS       GROSS       AT END      AT END    INVESTMENT    CAPITAL
NAME OF ISSUER                              OF PERIOD   ADDITIONS  REDUCTIONS   OF PERIOD    OF PERIOD    INCOME    GAIN (LOSS)
--------------                            ------------  ---------  ----------  -----------  ----------  ----------  -----------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
NON-CONTROLLED AFFILIATES
Hooker Furniture Corp. .................      555,100       --         --         555,100   $4,685,044    $55,510       $--
                                                                                            ----------    -------       ---
   TOTAL AFFILIATED SECURITIES (0.69% of Net Assets)

MUTUAL DISCOVERY SECURITIES FUND
NON-CONTROLLED AFFILIATES
The Bankshares Inc. ....................      800,000       --         --         800,000   $3,241,505    $    --       $--
                                                                                            ----------    -------       ---
   TOTAL AFFILIATED SECURITIES (0.28% of Net Assets)

MUTUAL SHARES SECURITIES FUND
NON-CONTROLLED AFFILIATES
GLCP Harrah's Investment LP ............    5,565,600       --         --       5,565,600   $       --    $    --       $--
                                                                                            ----------    -------       ---
   TOTAL AFFILIATED SECURITIES (0.00% of Net Assets)


                    Quarterly Statements of Investments | 139

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

8. INVESTMENTS IN UNDERLYING FUNDS

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in the Underlying Funds which are managed by affiliates of the fund's administrative manager, Franklin Templeton Services, LLC. The fund does not invest in the Underlying Funds for the purpose of exercising management or control. At March 31, 2009, the fund held the following positions which exceed 5% of the Underlying Fund's shares outstanding:

NAME OF ISSUER                                                  % OF SHARES HELD
--------------                                                  ----------------
Templeton Growth Securities Fund ............................         12.52%
Mutual Shares Securities Fund ...............................          6.31%

9. OTHER CONSIDERATIONS

Officers, directors or employees of the Franklin High Income Securities Fund's, the Franklin Income Securities Fund's, and the Franklin Strategic Income Securities Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees or official creditors' committees. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

Officers, directors or employees of the Mutual Discovery Securities Fund's and the Mutual Shares Securities Fund's Investment Manager, may serve from time to time as members of boards of directors of companies in which the funds invest. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the fund's policies and the requirements of applicable securities laws, could prevent the fund from trading in the securities of such companies for limited or extended periods of time.

Franklin Mutual serves as investment manager to certain special purpose entities that issue securities held by the fund. Franklin Mutual is not compensated for such services and does not invest in or exercise control over such entities. As investment manager, Franklin Mutual is primarily responsible for recommending investments in unaffiliated issuers to be held by the special purpose entities. Securities issued by these special purpose entities are restricted under the Securities Act of 1933 and are deemed to be illiquid.


                    140 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

10. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On October 6, 2008, the Franklin Money Market Fund's Board of Trustees approved the participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds ("Program") through December 18, 2008, which was subsequently extended through April 30, 2009. Under the Program, shares held by the fund as of the close of business on September 19, 2008 ("Program Date") were insured against loss in the event the fund liquidated its holdings during the term of the Program and the per share value at the time of liquidation dropped below $0.995. For participation in the initial three months of the Program, the fund paid 0.01% of its net assets as of the Program Date, and paid an additional 0.015% of its net assets as of the Program Date to participate in the extension. This expense was borne by the fund. The fees are amortized over the term of the Program. Although the U.S. Department of the Treasury extended the Program with a third and final installment, through September 18, 2009, the fund has elected not to participate in this extension. Thus, the fund's participation in the Program ended on April 30, 2009.

11. FAIR VALUE MEASUREMENTS

The Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.


                    Quarterly Statements of Investments | 141

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

11. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of March 31, 2009, in valuing the Funds' assets and liabilities carried at fair value:

                                                            LEVEL 1          LEVEL 2        LEVEL 3          TOTAL
                                                        --------------   --------------   -----------   --------------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
   ASSETS:
      Investments in Securities                         $  256,398,518   $           --   $        --   $  256,398,518
FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
   ASSETS:
      Investments in Securities                         $  107,914,021   $    3,089,669   $   417,283   $  111,420,973
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
   ASSETS:
      Investments in Securities                         $  241,824,292   $   31,049,809   $        --   $  272,874,101
      Other Financial Instruments(a)                                --        3,417,025            --        3,417,025
   LIABILITIES:
      Other Financial Instruments(a)                                --        4,642,306            --        4,642,306
FRANKLIN GROWTH AND INCOME SECURITIES FUND
   ASSETS:
      Investments in Securities                         $  195,538,064   $   61,425,410   $        --   $  256,963,474
FRANKLIN HIGH INCOME SECURITIES FUND
   ASSETS:
      Investments in Securities                         $           --   $  152,799,573   $       466   $  152,800,039
FRANKLIN INCOME SECURITIES FUND
   ASSETS:
      Investments in Securities                         $1,453,092,526   $3,615,634,186   $        --   $5,068,726,712
   LIABILITIES:
      Options Written                                           70,000               --            --           70,000
      Other Financial Instruments(a)                                --           97,890            --           97,890
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
   ASSETS:
      Investments in Securities                         $  319,849,743   $   19,396,037   $        --   $  339,245,780
FRANKLIN LARGE CAP VALUE SECURITIES FUND
   ASSETS:
      Investments in Securities                         $   27,916,984   $           --   $        --   $   27,916,984
FRANKLIN MONEY MARKET FUND
   ASSETS:
      Investments in Securities                         $           --   $   38,795,137   $        --   $   38,795,137
FRANKLIN RISING DIVIDENDS SECURITIES FUND
   ASSETS:
      Investments in Securities                         $1,190,815,827   $      650,849   $        --   $1,191,466,676


                    142 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

11. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                            LEVEL 1          LEVEL 2        LEVEL 3          TOTAL
                                                        --------------   --------------   -----------   --------------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
   ASSETS:
      Investments in Securities                         $  679,223,900   $   16,684,582   $        --   $  695,908,482
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
   ASSETS:
      Investments in Securities                         $  636,226,782   $    1,325,788   $        --   $  637,552,570
FRANKLIN STRATEGIC INCOME SECURITIES FUND
   ASSETS:
      Investments in Securities                         $   28,695,542   $  995,909,927   $        --   $1,024,605,469
      Other Financial Instruments(a)                                --       14,239,789            --       14,239,789
   LIABILITIES:
      Other Financial Instruments(a)                                --        2,682,623            --        2,682,623
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   ASSETS:
      Investments in Securities                         $  628,933,884   $           --   $        --   $  628,933,884
FRANKLIN U.S. GOVERNMENT FUND
   ASSETS:
      Investments in Securities                         $           --   $  663,591,180   $        --   $  663,591,180
FRANKLIN ZERO COUPON FUND - 2010
   ASSETS:
      Investments in Securities                         $           --   $  140,407,762   $        --   $  140,407,762
MUTUAL DISCOVERY SECURITIES FUND
   ASSETS:
      Investments in Securities                         $  983,884,229   $  160,760,522   $19,033,357   $1,163,678,108
      Other Financial Instruments(a)                                --        5,478,202            --        5,478,202
   LIABILITIES:
      Options Written                                          935,012        8,395,106            --        9,330,118
      Securities Sold Short                                  6,661,291               --            --        6,661,291
      Other Financial Instruments(a)                                --       10,019,765            --       10,019,765
MUTUAL SHARES SECURITIES FUND
   ASSETS:
      Investments in Securities                         $2,752,429,573   $  508,854,982   $58,521,825   $3,319,806,380
      Other Financial Instruments(a)                                --       12,710,615            --       12,710,615
   LIABILITIES:
      Securities Sold Short                                 41,844,304               --            --       41,844,304
      Other Financial Instruments(a)                                --       19,039,511            --       19,039,511
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   ASSETS:
      Investments in Securities                         $  442,956,778   $           --   $        --   $  442,956,778


                    Quarterly Statements of Investments | 143

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

11. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                            LEVEL 1          LEVEL 2        LEVEL 3          TOTAL
                                                        --------------   --------------   -----------   --------------
TEMPLETON FOREIGN SECURITIES FUND
   ASSETS:
      Investments in Securities                         $1,930,635,074   $           --   $        --   $1,930,635,074
TEMPLETON GLOBAL ASSET ALLOCATION FUND
   ASSETS:
      Investments in Securities                         $   43,108,535   $   29,879,085   $        --   $   72,987,620
      Other Financial Instruments(a)                                --          343,886            --          343,886
   LIABILITIES:
      Other Financial Instruments(a)                                --          723,426            --          723,426
TEMPLETON GLOBAL INCOME SECURITIES FUND
   ASSETS:
      Investments in Securities                         $   15,120,158   $1,162,249,513   $        --   $1,177,369,671
      Other Financial Instruments(a)                                --       82,980,683            --       82,980,683
   LIABILITIES:
      Other Financial Instruments(a)                                --       30,593,726            --       30,593,726
TEMPLETON GROWTH SECURITIES FUND
   ASSETS:
      Investments in Securities                         $1,557,667,826   $   90,968,960   $        --   $1,648,636,786

(a) Other financial instruments may include net unrealized appreciation (depreciation) of forward exchange contracts, swaps, and unfunded loan commitments.

At March 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

                                                              FRANKLIN GLOBAL       FRANKLIN
                                                               COMMUNICATIONS     HIGH INCOME
                                                              SECURITIES FUND   SECURITIES FUND
                                                                INVESTMENTS       INVESTMENTS
                                                               IN SECURITIES     IN SECURITIES
                                                              ---------------   ---------------
Beginning Balance - January 1, 2009 .......................       $463,693         $ 214,886
   Net realized gain (loss) ...............................             --                --
   Net change in unrealized appreciation (depreciation) ...        (46,410)               --
   Net purchases (sales) ..................................             --                --
   Transfers in and/or out of Level 3 .....................             --          (214,420)
                                                                  --------         ---------
Ending Balance ............................................       $417,283         $     466
                                                                  ========         =========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .....       $(46,410)        $      --
                                                                  ========         =========


                    144 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

11. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                                                    FRANKLIN
                                                              FRANKLIN INCOME   STRATEGIC INCOME
                                                              SECURITIES FUND    SECURITIES FUND
                                                                INVESTMENTS        INVESTMENTS
                                                               IN SECURITIES     IN SECURITIES
                                                              ---------------   ----------------
Beginning Balance - January 1, 2009 .......................     $ 12,874,075       $ 285,420
   Net realized gain (loss) ...............................               --              --
   Net change in unrealized appreciation (depreciation)....               --              --
   Net purchases (sales) ..................................               --              --
   Transfers in and/or out of Level 3 .....................      (12,874,075)       (285,420)
                                                                ------------       ---------
Ending Balance ............................................     $         --       $      --
                                                                ============       =========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .....     $         --       $      --
                                                                ============       =========

                                                              MUTUAL DISCOVERY    MUTUAL SHARES
                                                               SECURITIES FUND   SECURITIES FUND
                                                                 INVESTMENTS       INVESTMENTS
                                                                IN SECURITIES     IN SECURITIES
                                                              ----------------   ---------------
Beginning Balance - January 1, 2009 .......................     $22,819,492        $52,854,211
   Net realized gain (loss) ...............................              --                 --
   Net change in unrealized appreciation (depreciation)....      (3,345,090)           183,590
   Net purchases (sales) ..................................        (652,696)         4,345,056
   Transfers in and/or out of Level 3 .....................         211,651          1,138,968
                                                                -----------        -----------
Ending Balance ............................................     $19,033,357        $58,521,825
                                                                ===========        ===========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .....     $(3,344,369)       $   183,590
                                                                ===========        ===========

12. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Funds are currently evaluating the impact, if any, of applying FSP FAS 157-4.


                    Quarterly Statements of Investments | 145

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

13. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the fund's independent pricing services and the fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

Certain funds enter into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral.

Certain funds enter into interest rate swap contracts in order to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contracts, cash or securities may be required to be deposited as collateral.

Certain funds purchase or write option contracts in order to manage equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.


                    146 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

ABBREVIATIONS

CURRENCY

AUD - Australian Dollar
BRL - Brazilian Real
CHF - Swiss Franc
CLP - Chilean Peso
EGP - Egyptian Pound
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
JPY - Japanese Yen
KRW - South Korean Won
KZT - Kazakhstani Tenge
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Neuvo Sol
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
VND - Vietnamese Dong

SELECTED PORTFOLIO

ADR   - American Depository Receipt
AMBAC - American Municipal Bond Assurance Corp.
BHAC  - Berkshire Hathaway Assurance Corp.
DIP   - Debtor-In-Possession
FFCB  - Federal Farm Credit Bank
FGIC  - Financial Guaranty Insurance Co.
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FICO  - Financing Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
FSA   - Financial Security Assurance Inc.
GDR   - Global Depository Receipt
GO    - General Obligation
HUD   - Housing and Urban Development
ID    - Improvement District
IDR   - Indonesian Rupiah
IPC   - Industrial Pollution Control
ISD   - Independent School District
L/C   - Letter of Credit
MBIA  - Municipal Bond Investors Assurance Corp.
MTA   - Metropolitan Transit Authority
MTN   - Medium Term Note
PC    - Participation Certificate
PIK   - Payment-In-Kind
PIPES - Private Investment in Public Equity Security
PL    - Project Loan
REIT  - Real Estate Investment Trust
SBA   - Small Business Administration
SDR   - Swedish Depository Receipt
SF    - Single Family
TVA   - Tennessee Valley Authority
USD   - Unified/Union School District

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                   Quarterly Statements of Investments | 147


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of
1940 of Laura  F. Fergerson, Chief Executive Officer - Finance   and
Administration, and Gaston Gardy, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


By /s/LAURA F. FERGERSON
 ------------------------------------
     Laura F. Fergerson
     Chief Executive Officer -
       Finance and Administration
     Date  May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
 ------------------------------------
     Laura F. Fergerson
     Chief Executive Officer -
       Finance and Administration
     Date  May 27, 2009


By /s/GASTON GARDy
 ------------------------------------
     Gaston Gardy
     Chief Financial Officer and
     Chief Accounting Officer
     Date  May 27, 2009